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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Funds Asset Allocation Portfolio
ING American Funds Global Growth and Income Portfolio
ING American Funds International Growth and Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING BlackRock Health Sciences Opportunities Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING Bond Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING DFA Global Allocation Portfolio
ING DFA World Equity Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Invesco Van Kampen Growth and Income Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Large Cap Growth Portfolio
ING Large Cap Value Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Marsico Growth Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Retirement Conservative Portfolio
ING Retirement Growth Portfolio
ING Retirement Moderate Growth Portfolio
ING Retirement Moderate Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price International Stock Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.0%
22,440,898	American Funds Asset Allocation Fund - Class 1 Shares	$445,451,829	100.0
	Total Investments in Master Fund
	(Cost $307,752,641)	$445,451,829	100.0
	Liabilities in Excess of Other Assets	(80,469)	—
	Net Assets	$445,371,360	100.0

	Cost for federal income tax purposes is $315,257,080.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$130,194,749
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$130,194,749

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Master Fund	$445,451,829	$—	$—	$445,451,829
Total Investments, at fair value	$445,451,829	$—	$—	$445,451,829

PORTFOLIO OF INVESTMENTS
ING American Funds Global Growth And Income Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.9%
1,491,788	American Funds Global Growth and Income Fund- Class 1 Shares	$16,752,778	99.9
	Total Investments in Master Fund
	(Cost $15,210,215)	$16,752,778	99.9
	Assets in Excess of Other Liabilities	18,059	0.1
	Net Assets	$16,770,837	100.0

	Cost for federal income tax purposes is $15,409,777.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,343,001
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$1,343,001

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Master Fund	$16,752,778	$—	$—	$16,752,778
Total Investments, at fair value	$16,752,778	$—	$—	$16,752,778

ING American Funds International Growth And Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.7%
810,150	American Funds International Growth and Income Fund - Class 1 Shares	$12,873,279	99.7
	Total Investments in Master Fund
	(Cost $12,045,180)	$12,873,279	99.7
	Assets in Excess of Other Liabilities	37,213	0.3
	Net Assets	$12,910,492	100.0

	Cost for federal income tax purposes is $12,298,801.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$574,478
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$574,478

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Master Fund	$12,873,279	$—	$—	$12,873,279
Total Investments, at fair value	$12,873,279	$—	$—	$12,873,279

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 100.0%
57,564,308	American Funds International Fund - Class 2 Shares	$1,054,002,482	100.0
	Total Investments in Master Fund
	(Cost $1,106,317,205)	$1,054,002,482	100.0
	Liabilities in Excess of Other Assets	(84,819)	—
	Net Assets	$1,053,917,663	100.0

	Cost for federal income tax purposes is $1,137,980,530.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(83,978,048)
	Net Unrealized Depreciation	$(83,978,048)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Master Fund	$1,054,002,482	$—	$—	$1,054,002,482
Total Investments, at fair value	$1,054,002,482	$—	$—	$1,054,002,482

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Underlying Funds: 99.9%
3,468,069	American FIS Blue Chip I&G Fund - Class 1 Shares	$38,807,689	20.0
4,268,746	American Funds Bond Fund - Class 1 Shares	48,194,145	24.9
297,277	American Funds Growth Fund - Class 1 Shares	19,361,631	10.0
841,072	American Funds High-Income Bond Fund - Class 1 Shares	9,605,041	5.0
1,051,091	American Funds International Fund - Class 1 Shares	19,329,556	10.0
1,220,010	American Funds International Growth and Income Fund - Class 1 Shares	19,385,955	10.0
1,688,701	American Funds New World Fund - Class 1 Shares	38,637,487	20.0
	Total Investments in Underlying Funds
	(Cost $178,236,018)	$193,321,504	99.9
	Assets in Excess of Other Liabilities	98,257	0.1
	Net Assets	$193,419,761	100.0

	Cost for federal income tax purposes is $178,814,955.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$14,506,549
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$14,506,549

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Underlying Funds	$193,321,504	$—	$—	$193,321,504
Total Investments, at fair value	$193,321,504	$—	$—	$193,321,504

PORTFOLIO OF INVESTMENTS
ING BlackRock Health Sciences Opportunities Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 0.8%
132,700		Service Corp. International	$2,220,071	0.8
		Consumer Staples: 1.1%
179,400		Brazil Pharma SA	1,251,782	0.4
36,600		CVS Caremark Corp.	2,012,634	0.7
			3,264,416	1.1
		Health Care: 95.6%
22,085	@	3SBio, Inc. ADR	335,692	0.1
172,200		AbbVie, Inc.	7,022,316	2.4
165,100	@, L	Acadia Pharmaceuticals, Inc.	1,310,894	0.4
77,200		Acorda Therapeutics, Inc.	2,472,716	0.8
9,500	@	Actavis, Inc.	875,045	0.3
29,314		Aetna, Inc.	1,498,532	0.5
15,374	@	Alexion Pharmaceuticals, Inc.	1,416,560	0.5
61,818		Allergan, Inc.	6,900,743	2.3
76,069	@	Alnylam Pharmaceuticals, Inc.	1,853,801	0.6
57,400		AmerisourceBergen Corp.	2,953,230	1.0
101,919		Amgen, Inc.	10,447,717	3.5
50,600		Baxter International, Inc.	3,675,584	1.2
22,100		Bayer AG	2,283,953	0.8
45,000		Becton Dickinson & Co.	4,302,450	1.5
34,400		BioMarin Pharmaceuticals, Inc.	2,141,744	0.7
311,200	@	Boston Scientific Corp.	2,430,472	0.8
235,200		Bristol-Myers Squibb Co.	9,687,888	3.3
84,200	@	Brookdale Senior Living, Inc.	2,347,496	0.8
69,248	@	Capital Senior Living Corp.	1,830,225	0.6
45,806		Cardinal Health, Inc.	1,906,446	0.6
96,900	@	CareFusion Corp.	3,390,531	1.1
83,400		Catamaran Corp.	4,422,702	1.5
101,212	@	Celgene Corp.	11,731,483	4.0
131,800	@	Celldex Therapeutics, Inc.	1,526,244	0.5
22,900	@	Cepheid, Inc.	878,673	0.3
24,500	@	Cerner Corp.	2,321,375	0.8
22,872	@	ChemoCentryx, Inc.	316,091	0.1
23,700		Cigna Corp.	1,478,169	0.5
29,800		Coloplast A/S	1,605,754	0.5
36,000		Cooper Cos., Inc.	3,883,680	1.3
68,310		Covidien PLC	4,634,150	1.6
18,855		CSL Ltd.	1,165,453	0.4
79,800		Densply International, Inc.	3,385,116	1.1
65,705	@	Dyax Corp.	286,474	0.1
170,200		Eli Lilly & Co.	9,665,658	3.3
77,700	@, L	Exelixis, Inc.	358,974	0.1
50,666	@	Express Scripts Holding Co.	2,920,895	1.0
30,452	@	Genmab A/S	704,490	0.2
271,960		Gilead Sciences, Inc.	13,307,003	4.5
28,941	@	Given Imaging Ltd.	473,185	0.2
101,000		HCA Holdings, Inc.	4,103,630	1.4
86,100	@	ICON PLC	2,780,169	0.9
41,500	@, L	Illumina, Inc.	2,241,000	0.8
63,500	@	Infinity Pharmaceuticals, Inc.	3,077,845	1.0
72,500		InterMune, Inc.	656,125	0.2
85,000	@, L	Ironwood Pharmaceuticals, Inc.	1,554,650	0.5
38,640	@, L	Isis Pharmaceuticals, Inc.	654,561	0.2
154,000		Johnson & Johnson	12,555,620	4.2
9,091	@	Life Technologies Corp.	587,551	0.2
29,631		McKesson Corp.	3,198,963	1.1
1,546,390	@	Medipattern Corp.	15,223	0.0
62,788		Medtronic, Inc.	2,948,524	1.0
84,000		Merck & Co., Inc.	3,715,320	1.3
5,538		Mettler Toledo International, Inc.	1,180,812	0.4
45,300		Momenta Pharmaceuticals, Inc.	604,302	0.2
10,500	@	Morphosys AG	429,974	0.2
57,400	@	Mylan Laboratories	1,661,156	0.6
152,500		Novartis AG	10,868,974	3.7
15,000		Ono Pharmaceutical Co., Ltd.	927,073	0.3
24,700		Onyx Pharmaceuticals, Inc.	2,194,842	0.7
497,130		Pfizer, Inc.	14,347,172	4.9
119,226	@, L	Protalix BioTherapeutics, Inc.	654,551	0.2
33,400	@	Puma Biotechnology, Inc.	1,115,226	0.4
50,800		Roche Holding AG - Genusschein	11,842,656	4.0
84,200		Sanofi	8,587,194	2.9
137,800	L	Seattle Genetics, Inc.	4,893,278	1.7
55,700	@	Sirona Dental Systems, Inc.	4,106,761	1.4
91,900		Stryker Corp.	5,995,556	2.0
28,453	@	Synageva BioPharma Corp.	1,562,639	0.5
32,600		Takeda Pharmaceutical Co., Ltd.	1,785,918	0.6
40,750		Team Health Holdings, Inc.	1,482,485	0.5
29,000		Teleflex, Inc.	2,450,790	0.8
54,400		Teva Pharmaceutical Industries Ltd. ADR	2,158,592	0.7
57,300		Thermo Fisher Scientific, Inc.	4,382,877	1.5
43,200	@	Thoratec Corp.	1,620,000	0.6
147,406	@, X	Ultragenyx Pharmaceutical, Inc.	408,226	0.1
84,475		UnitedHealth Group, Inc.	4,832,815	1.6
105,900		Universal Health Services, Inc.	6,763,833	2.3
42,200	@	Valeant Pharmaceuticals International	3,165,844	1.1
24,680	@, L	Verastem, Inc.	237,422	0.1
47,920	@	Vertex Pharmaceuticals, Inc.	2,634,642	0.9
43,132	@	Waters Corp.	4,050,526	1.4

PORTFOLIO OF INVESTMENTS
ING BlackRock Health Sciences Opportunities Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
58,800		Zoetis, Inc.	$1,963,920	0.7
			283,148,841	95.6
		Industrials: 0.6%
60,329		Koninklijke Philips Electronics NV	1,784,959	0.6
		Total Common Stock
		(Cost $240,632,077)	290,418,287	98.1
WARRANTS: 0.0%
		Health Care: 0.0%
133,228		Novavax, Inc.	27,099	0.0
		Total Warrants
		(Cost $—)	27,099	0.0
		Total Long-Term Investments
		(Cost $240,632,077)	290,445,386	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateral(cc)(1): 3.0%
2,095,383		Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $2,095,422, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $2,137,291, due 05/01/20-04/01/43)	$2,095,383	0.7
441,105		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $441,113, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $449,927, due 05/31/14)	441,105	0.2
2,095,383		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $2,095,429, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $2,137,291, due 03/31/13-03/15/53)	2,095,383	0.7
2,095,383		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $2,095,429, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,137,291, due 04/25/13-01/01/47)	2,095,383	0.7
2,095,383		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $2,095,434, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $2,137,291, due 07/01/27-04/01/43)	2,095,383	0.7
			8,822,637	3.0

Shares			Value	Percentage of Net Assets
		Affiliated Investment Companies: 1.2%
3,641,471		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,641,471)	3,641,471	1.2
		Total Short-Term Investments
		(Cost $12,464,108)	12,464,108	4.2
		Total Investments in Securities (Cost $253,096,185)	$302,909,494	102.3
		Liabilities in Excess of Other Assets	(6,861,498)	(2.3)
		Net Assets	$296,047,996	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING BlackRock Health Sciences Opportunities Portfolio	as of March 31, 2013 (Unaudited) (continued)

Cost for federal income tax purposes is $253,511,888.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$50,976,001
Gross Unrealized Depreciation	(1,578,395)
Net Unrealized Appreciation	$49,397,606

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$2,220,071	$—	$—	$2,220,071
Consumer Staples	3,264,416	—	—	3,264,416
Health Care	242,539,176	40,201,439	408,226	283,148,841
Industrials	—	1,784,959	—	1,784,959
Total Common Stock	248,023,663	41,986,398	408,226	290,418,287
Warrants	—	27,099	—	27,099
Short-Term Investments	3,641,471	8,822,637	—	12,464,108
Total Investments, at fair value	$251,665,134	$50,836,134	$408,226	$302,909,494
Other Financial Instruments+
Forward Foreign Currency Contracts	—	941,701	—	941,701
Total Assets	$251,665,134	$51,777,835	$408,226	$303,851,195
Liabilities Table
Other Financial Instruments+
Written Options	$(10,528)	$—	$—	$(10,528)
Forward Foreign Currency Contracts	—	(115,131)	—	(115,131)
Total Liabilities	$(10,528)	$(115,131)	$—	$(125,659)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Swiss Franc	194,948	Buy	04/17/13	$207,395	$205,398	$(1,997)
Citigroup, Inc.	EU Euro	1,808,793	Buy	04/17/13	2,427,013	2,318,832	(108,181)
Royal Bank of Scotland	Swiss Franc	227,409	Buy	04/17/13	238,780	239,600	820
Royal Bank of Scotland	Danish Krone	6,237	Buy	04/17/13	1,092	1,073	(19)
Royal Bank of Scotland	Danish Krone	100,404	Buy	04/17/13	17,937	17,266	(671)
							$(110,048)

Barclays Bank PLC	Japanese Yen	18,206,000	Sell	04/17/13	192,136	193,422	(1,286)
Citigroup, Inc.	Japanese Yen	12,192,000	Sell	04/17/13	129,347	129,529	(182)
Citigroup, Inc.	EU Euro	96,000	Sell	04/17/13	124,351	123,070	1,281
Citigroup, Inc.	EU Euro	30,787	Sell	04/17/13	39,853	39,469	384
Citigroup, Inc.	EU Euro	38,407	Sell	04/17/13	49,494	49,237	257
Citigroup, Inc.	Japanese Yen	2,077,715	Sell	04/17/13	21,881	22,074	(193)
Citigroup, Inc.	EU Euro	150,790	Sell	04/17/13	196,507	193,309	3,198
Citigroup, Inc.	Swiss Franc	805,000	Sell	04/17/13	848,011	848,154	(143)

PORTFOLIO OF INVESTMENTS
ING BlackRock Health Sciences Opportunities Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	EU Euro	174,000	Sell	04/17/13	$227,887	$223,064	$4,823
Citigroup, Inc.	Japanese Yen	4,299,898	Sell	04/17/13	46,127	45,682	445
Citigroup, Inc.	EU Euro	41,435	Sell	04/17/13	55,353	53,119	2,234
Deutsche Bank AG	EU Euro	253,307	Sell	04/17/13	328,207	324,734	3,473
Deutsche Bank AG	Japanese Yen	3,073,697	Sell	04/17/13	32,070	32,655	(585)
Deutsche Bank AG	EU Euro	450,000	Sell	04/17/13	589,445	576,890	12,555
Deutsche Bank AG	Swiss Franc	281,973	Sell	04/17/13	305,616	297,089	8,527
Deutsche Bank AG	Danish Krone	292,460	Sell	04/17/13	52,305	50,292	2,013
Deutsche Bank AG	Danish Krone	3,564,088	Sell	04/17/13	637,375	612,895	24,480
Deutsche Bank AG	Danish Krone	3,476,091	Sell	04/17/13	621,838	597,762	24,076
Deutsche Bank AG	EU Euro	8,475,022	Sell	04/17/13	11,093,973	10,864,786	229,187
Goldman Sachs & Co.	Canadian Dollar	170,000	Sell	04/17/13	171,933	167,294	4,639
Goldman Sachs & Co.	Swiss Franc	14,401,899	Sell	04/17/13	15,603,509	15,173,949	429,560
Royal Bank of Canada	Japanese Yen	31,175,000	Sell	04/17/13	330,220	331,206	(986)
Royal Bank of Scotland	Japanese Yen	24,093,000	Sell	04/17/13	255,831	255,966	(135)
Royal Bank of Scotland	Swiss Franc	247,571	Sell	04/17/13	262,170	260,843	1,328
Royal Bank of Scotland	Danish Krone	127,527	Sell	04/17/13	22,165	21,930	235
Royal Bank of Scotland	Danish Krone	186,896	Sell	04/17/13	32,657	32,139	518
Royal Bank of Scotland	Japanese Yen	3,509,000	Sell	04/17/13	36,527	37,280	(753)
Royal Bank of Scotland	Swiss Franc	444,035	Sell	04/17/13	470,567	467,839	2,728
Royal Bank of Scotland	Japanese Yen	3,352,000	Sell	04/17/13	35,849	35,612	237
Royal Bank of Scotland	Danish Krone	155,199	Sell	04/17/13	27,114	26,689	425
Royal Bank of Scotland	Swiss Franc	481,437	Sell	04/17/13	510,346	507,246	3,100
Royal Bank of Scotland	EU Euro	176,000	Sell	04/17/13	229,184	225,629	3,555
Royal Bank of Scotland	EU Euro	209,000	Sell	04/17/13	278,330	267,933	10,397
Royal Bank of Scotland	Danish Krone	465,052	Sell	04/17/13	83,874	79,972	3,902
Royal Bank of Scotland	Japanese Yen	7,469,896	Sell	04/17/13	82,080	79,361	2,719
Royal Bank of Scotland	Swiss Franc	437,083	Sell	04/17/13	470,900	460,514	10,386
Royal Bank of Scotland	Japanese Yen	54,714,120	Sell	04/17/13	607,953	581,287	26,666
Royal Bank of Scotland	Japanese Yen	57,232,000	Sell	04/17/13	647,019	608,037	38,982
Royal Bank of Scotland	Australian Dollar	1,338,564	Sell	04/17/13	1,395,450	1,392,091	3,359
UBS Warburg LLC	Swiss Franc	131,881	Sell	04/17/13	139,843	138,951	892
UBS Warburg LLC	Swiss Franc	405,962	Sell	04/17/13	428,887	427,725	1,162
UBS Warburg LLC	Japanese Yen	9,507,000	Sell	04/17/13	103,493	101,003	2,490
UBS Warburg LLC	Swiss Franc	567,452	Sell	04/17/13	608,861	597,871	10,990
UBS Warburg LLC	Swiss Franc	306,192	Sell	04/17/13	333,794	322,605	11,189
UBS Warburg LLC	Swiss Franc	1,185,000	Sell	04/17/13	1,303,014	1,248,525	54,489
							$936,618

ING BlackRock Health Sciences Opportunities Portfolio Written Options Open on March 31, 2013:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Call on AmerisourceBergen Corp.	52.00	04/20/13	85	$4,162	$(5,420)
Call on Cardinal Health, Inc.	43.00	04/20/13	227	16,871	(5,108)
				$21,033	$(10,528)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.1%
			Financials: 0.1%
590,000			Bear Stearns Cos., Inc., 3.390%, 03/10/14	$599,924	0.1
445,000			International Bank for Reconstruction & Development, 2.233%, 12/10/13	445,467	0.0
			Total Corporate Bonds/Notes
			(Cost $1,023,779)	1,045,391	0.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
166,658			GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	167,230	0.0
			Total Collateralized Mortgage Obligations
			(Cost $159,816)	167,230	0.0
FOREIGN GOVERNMENT BONDS: 18.6%
EUR	120,620,000		Bundesobligation, 0.500%, 02/23/18	156,003,691	13.9
EUR	30,875,000		French Treasury Note BTAN, 1.000%, 07/25/17	40,102,355	3.6
EUR	605,900		Hellenic Republic Government Bond, 10/15/42	6,402	0.0
EUR	1,914,096		Italy Buoni Poliennali Del Tesoro, 2.150%, 09/15/14	2,524,932	0.2
EUR	8,168,797		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	10,670,473	0.9
			Total Foreign Government Bonds
			(Cost $209,270,451)	209,307,853	18.6
U.S. TREASURY OBLIGATIONS: 52.7%
			Treasury Inflation Indexed Protected Securities: 52.7%
96,026,118			0.125%, due 04/15/16	102,095,257	9.1
5,187,770			0.125%, due 04/15/17	5,599,549	0.5
714,439			0.125%, due 01/15/22	778,516	0.1
1,356,870			0.125%, due 07/15/22	1,481,002	0.1
12,744,979			0.125%, due 01/15/23	13,778,520	1.2
11,483,414			0.500%, due 04/15/15	12,069,252	1.1
856,099			0.625%, due 07/15/21	980,769	0.1
13,842,112			0.625%, due 02/15/43	13,957,818	1.2
10,868,609			0.750%, due 02/15/42	11,403,551	1.0
1,410,618			1.125%, due 01/15/21	1,665,301	0.1
33,453,942			1.250%, due 04/15/14	34,577,794	3.1
734,781			1.375%, due 01/15/20	876,398	0.1
9,081,180			1.625%, due 01/15/15	9,692,035	0.9
2,373,194			1.750%, due 01/15/28	3,024,895	0.3
18,713,114			1.875%, due 07/15/13	19,090,296	1.7
22,923,974			1.875%, due 07/15/15	25,159,061	2.2
3,106,080			1.875%, due 07/15/19	3,807,616	0.3
47,938,160			2.000%, due 01/15/14	49,559,812	4.4
13,743,177			2.000%, due 07/15/14	14,553,804	1.3
8,980,180			2.000%, due 01/15/16	10,015,002	0.9
12,750,928			2.000%, due 01/15/26	16,637,971	1.5
6,773,280			2.125%, due 01/15/19	8,271,868	0.7
15,652,405			2.125%, due 02/15/40	22,135,928	2.0
22,067,513			2.125%, due 02/15/41	31,363,453	2.8
52,173,250			2.375%, due 01/15/25	67,460,698	6.0
21,481,423			2.375%, due 01/15/27	29,310,392	2.6
1,818,731			2.500%, due 07/15/16	2,106,034	0.2
25,049,872			2.500%, due 01/15/29	35,097,226	3.1
3,172,021			3.375%, due 04/15/32	5,116,866	0.4
24,161,377			3.625%, due 04/15/28	37,829,540	3.3
2,497,609			3.875%, due 04/15/29	4,069,151	0.4
			Total U.S. Treasury Obligations
			(Cost $591,485,053)	593,565,375	52.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
			Federal National Mortgage Association: 10.0%##
20,100,899			3.000%, due 03/01/43	20,754,596	1.8
89,249,013			3.000%, due 04/01/43	92,154,947	8.2
			Total U.S. Government Agency Obligations
			(Cost $112,706,152)	112,909,543	10.0

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
			OTC Interest Rate Swaptions: 0.3%
36,300,000		@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.000%, Exp. 03/13/14 Counterparty: Deutsche Bank AG	367,508	0.0
19,200,000		@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.250%, Exp. 01/29/16 Counterparty: Deutsche Bank AG	770,033	0.1
19,200,000		@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.250%, Exp. 02/01/16 Counterparty: Deutsche Bank AG	771,529	0.1
9,000,000		@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.900%, Exp. 09/09/13 Counterparty: Citigroup, Inc.	2,435	0.0

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS (continued)
10,100,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	$1,633,184	0.1
			3,544,689	0.3
		Total Purchased Options
		(Cost $3,738,188)	3,544,689	0.3
		Total Long-Term Investments
		(Cost $918,383,439)	920,540,081	81.7

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 17.7%
		Mutual Funds: 9.0%
101,989,364		Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares
		(Cost $101,989,364)	101,989,364	9.0
		Affiliated Investment Companies: 8.7%
97,645,680		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $97,645,680)	97,645,680	8.7
		Total Short-Term Investments
		(Cost $199,635,044)	199,635,044	17.7
		Total Investments in Securities (Cost $1,118,018,483)	$1,120,175,125	99.4
		Assets in Excess of Other Liabilities	6,407,812	0.6
		Net Assets	$1,126,582,937	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	EUR	EU Euro

		Cost for federal income tax purposes is $1,118,841,432.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$5,448,043
		Gross Unrealized Depreciation	(4,114,350)
		Net Unrealized Appreciation	$1,333,693

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Purchased Options	$—	$3,544,689	$—	$3,544,689
Corporate Bonds/Notes	—	1,045,391	—	1,045,391
Collateralized Mortgage Obligations	—	167,230	—	167,230
U.S. Treasury Obligations	—	593,565,375	—	593,565,375
U.S. Government Agency Obligations	—	112,909,543	—	112,909,543
Short-Term Investments	199,635,044	—	—	199,635,044
Foreign Government Bonds	—	209,307,853	—	209,307,853
Total Investments, at fair value	$199,635,044	$920,540,081	$—	$1,120,175,125
Other Financial Instruments+
Swaps	—	2,849,492	—	2,849,492
Futures	620,871	—	—	620,871
Forward Foreign Currency Contracts	—	3,993,738	—	3,993,738
Total Assets	$200,255,915	$927,383,311	$—	$1,127,639,226
Liabilities Table
Other Financial Instruments+
Written Options	$(391,250)	$(2,254,946)	$—	$(2,646,196)
Swaps	—	(138,984)	—	(138,984)
Futures	(997,440)	—	—	(997,440)
Forward Foreign Currency Contracts	—	(402,791)	—	(402,791)
Total Liabilities	$(1,388,690)	$(2,796,721)	$—	$(4,185,411)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Japanese Yen	522,435,000	Buy	05/20/13	$5,499,235	$5,551,697	$52,462
BNP Paribas Bank	EU Euro	4,286,037	Buy	05/13/13	5,273,000	5,495,596	222,596
Deutsche Bank AG	Norwegian Krone	16,453,152	Buy	04/17/13	2,700,000	2,815,289	115,289
Goldman Sachs & Co.	Norwegian Krone	16,568,464	Buy	05/21/13	2,905,000	2,831,179	(73,821)
UBS Warburg LLC	EU Euro	6,000,000	Buy	04/23/13	8,008,644	7,692,160	(316,484)
UBS Warburg LLC	Norwegian Krone	16,283,670	Buy	05/21/13	2,795,000	2,782,514	(12,486)
							$(12,444)

BNP Paribas Bank	Japanese Yen	869,999,000	Sell	05/20/13	9,320,333	9,245,113	75,220
Citigroup, Inc.	EU Euro	34,653,000	Sell	04/23/13	46,175,123	44,426,070	1,749,053
Credit Suisse Group AG	EU Euro	4,071,000	Sell	04/23/13	5,576,704	5,219,130	357,574
Credit Suisse Group AG	EU Euro	3,509,000	Sell	04/23/13	4,721,114	4,498,632	222,482
Deutsche Bank AG	Japanese Yen	395,162,000	Sell	04/17/13	4,503,681	4,198,231	305,450
Goldman Sachs & Co.	EU Euro	4,550,000	Sell	04/23/13	5,846,341	5,833,222	13,119
Goldman Sachs & Co.	EU Euro	121,650,000	Sell	04/23/13	156,362,949	155,958,540	404,409
Goldman Sachs & Co.	EU Euro	3,505,000	Sell	04/23/13	4,720,369	4,493,503	226,866
UBS Warburg LLC	EU Euro	3,940,000	Sell	04/23/13	5,300,403	5,051,185	249,218
							$3,603,391

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	1,025	06/19/13	$135,283,990	$584,140
			$135,283,990	$584,140
Short Contracts
Euro-Bobl 5-Year	(1,271)	06/06/13	(206,456,853)	(393,996)
Long Gilt	(145)	06/26/13	(26,169,754)	(414,209)
U.S. Treasury 2-Year Note	(97)	06/28/13	(21,383,953)	(1,666)
U.S. Treasury 5-Year Note	(966)	06/28/13	(119,836,831)	(167,299)
U.S. Treasury Long Bond	(215)	06/19/13	(31,060,781)	(20,270)
U.S. Treasury Ultra Long Bond	(29)	06/19/13	(4,570,219)	36,731
			$(409,478,391)	$(960,709)

ING BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.109% Counterparty: Barclays Bank PLC	02/19/23	USD	4,900,000	$(54,587)	$—	$(54,587)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.436% Counterparty: Deutsche Bank AG	08/30/14	USD	65,000,000	(53,415)	—	(53,415)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.376% Counterparty: Deutsche Bank AG	11/15/14	USD	42,400,000	10,065	—	10,065
Receive a fixed rate equal to 0.434% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	04/02/15	USD	110,000,000	50,348	—	50,348
Receive a fixed rate equal to 1.977% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	03/07/23	USD	7,900,000	(12,825)	—	(12,825)
Receive a fixed rate equal to 1.970% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	03/07/23	USD	7,900,000	(18,157)	—	(18,157)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	03/17/24	USD	9,000,000	135,296	—	135,296
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.485% Counterparty: Deutsche Bank AG	07/09/42	USD	3,100,000	324,442	—	324,442
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.464% Counterparty: Deutsche Bank AG	08/07/42	USD	1,800,000	197,083	—	197,083
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.506% Counterparty: Deutsche Bank AG	08/10/42	USD	1,600,000	161,158	—	161,158
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.716% Counterparty: Deutsche Bank AG	08/21/42	USD	3,100,000	176,041	—	176,041
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.576% Counterparty: Deutsche Bank AG	11/29/42	USD	5,400,000	469,938	—	469,938
				$1,385,387	$—	$1,385,387

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Treasury Inflation-Protected Securities (TIPS) Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 35bps and, if negative, the absolute value of the total return of the basket. Counterparty: Barclays Bank PLC	04/25/13	USD	457,569,502	$1,325,121	$—	$1,325,121
				$1,325,121	$—	$1,325,121

ING BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on March 31, 2013:

Inflation Caps

Description	Counterparty	Strike Index	Exercise Index	Termination Date	Notional Amount		Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR	3,140,000	$217,411	$(145,263)
							$217,411	$(145,263)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on March 31, 2013:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
Put Option on U.S. Treasury 10-Year Note	USD	129.00	04/26/13	313	$204,762	$(9,781)
U.S. Treasury 10-Year Note	USD	131.00	04/26/13	313	202,504	(381,469)
					$407,266	$(391,250)

ING BlackRock Inflation Protected Bond Portfolio Written OTC Options on March 31, 2013:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
8,800,000	Deutsche Bank AG	EUR Put vs. USD Call Currency Option	1.270	EUR	05/31/13	$107,943	$(120,497)
8,590,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1.380	EUR	05/01/13	121,637	(200)
5,920,000	UBS Warburg LLC	JPY Put vs. USD Call Currency Option	91.000	USD	04/16/13	55,056	(207,740)
			Total Written OTC Options			$284,636	$(328,437)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on March 31, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR	Pay	4.500%	06/08/22	EUR	10,100,000	$475,559	$(502,886)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.400%	10/03/14	USD	31,000,000	522,350	(541,680)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.250%	06/27/14	USD	14,100,000	148,403	(77,613)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.250%	08/18/14	USD	25,500,000	382,500	(176,098)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	2.150%	09/09/13	USD	9,000,000	202,680	(158,734)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.250%	06/27/14	USD	14,100,000	148,403	(118,230)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.250%	08/18/14	USD	25,500,000	175,950	(206,005)
					Total Written Swaptions			$2,055,845	$(1,781,246)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Foreign exchange contracts	$3,262,510
Interest rate contracts	3,560,868
Total	$6,823,378

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 14.1%
190,720		Comcast Corp. — Class A	$8,012,147	2.3
26,890	@	Dollar Tree, Inc.	1,302,283	0.3
294,310		News Corp. - Class A	8,982,341	2.6
70,632		Nike, Inc.	4,167,994	1.2
32,540		Petsmart, Inc.	2,020,734	0.6
102,330		Ross Stores, Inc.	6,203,245	1.8
54,530		Time Warner Cable, Inc.	5,238,152	1.5
133,270		TJX Cos., Inc.	6,230,372	1.8
123,820		Walt Disney Co.	7,032,976	2.0
			49,190,244	14.1

		Consumer Staples: 10.2%
224,085		Coca-Cola Co.	9,061,997	2.6
145,825		CVS Caremark Corp.	8,018,917	2.3
118,110		Philip Morris International, Inc.	10,949,978	3.2
98,560		Wal-Mart Stores, Inc.	7,375,245	2.1
			35,406,137	10.2

		Energy: 4.9%
30,945		Chevron Corp.	3,676,885	1.1
59,400		Oceaneering International, Inc.	3,944,754	1.1
84,694	L	PBF Energy, Inc.	3,148,076	0.9
214,840		Suncor Energy, Inc.	6,447,348	1.8
			17,217,063	4.9

		Financials: 4.6%
86,110		Discover Financial Services	3,861,173	1.1
61,660		Travelers Cos., Inc.	5,191,155	1.5
203,680		US Bancorp.	6,910,862	2.0
			15,963,190	4.6

		Health Care: 9.8%
156,825		Abbott Laboratories	5,539,059	1.6
116,805		AbbVie, Inc.	4,763,308	1.4
110,080		Agilent Technologies, Inc.	4,620,058	1.3
57,080		Eli Lilly & Co.	3,241,573	0.9
65,785		McKesson Corp.	7,102,149	2.1
80,480		Merck & Co., Inc.	3,559,630	1.0
44,000	@	Myriad Genetics, Inc.	1,117,600	0.3
30,475		Patterson Cos., Inc.	1,159,269	0.3
176,000		Warner Chilcott PLC	2,384,800	0.7
15,300		Zoetis, Inc.	511,020	0.2
			33,998,466	9.8

		Industrials: 14.5%
101,810		3M Co.	10,823,421	3.1
75,110		Boeing Co.	6,448,193	1.9
35,275	@	Copa Holdings S.A.	4,219,243	1.2
176,520		Covanta Holding Corp.	3,556,878	1.0
27,470		Cummins, Inc.	3,181,301	0.9
202,035		Delta Airlines, Inc.	3,335,598	1.0
91,470		Ingersoll-Rand PLC - Class A	5,031,765	1.4
117,300		KBR, Inc.	3,762,984	1.1
27,100		Parker Hannifin Corp.	2,481,818	0.7
240,999	@	United Continental Holdings, Inc.	7,714,378	2.2
			50,555,579	14.5

		Information Technology: 32.3%
31,835		Alliance Data Systems Corp.	5,153,768	1.5
46,015		Apple, Inc.	20,367,619	5.8
43,815		DST Systems, Inc.	3,122,695	0.9
279,320	@	EMC Corp.	6,672,955	1.9
22,285		Google, Inc. - Class A	17,694,959	5.1
59,955		International Business Machines Corp.	12,788,401	3.7
82,360		KLA-Tencor Corp.	4,343,666	1.2
18,580		Mastercard, Inc.	10,054,195	2.9
496,580		Microsoft Corp.	14,207,154	4.1
297,390		Oracle Corp.	9,617,593	2.8
114,960		Teradata Corp.	6,726,310	1.9
106,800	@	Teradyne, Inc.	1,732,296	0.5
			112,481,611	32.3

		Materials: 5.5%
8,890		CF Industries Holdings, Inc.	1,692,389	0.5
120,460		International Paper Co.	5,611,027	1.6
152,176		Packaging Corp. of America	6,828,137	2.0
36,750		PPG Industries, Inc.	4,922,295	1.4
			19,053,848	5.5

		Telecommunication Services: 1.0%
70,540		Verizon Communications, Inc.	3,467,041	1.0

		Total Common Stock
		(Cost $292,241,866)	337,333,179	96.9

EXCHANGE-TRADED FUNDS: 2.0%
44,600		SPDR Trust Series 1	6,982,130	2.0

		Total Exchange-Traded Funds
		(Cost $6,975,783)	6,982,130	2.0

		Total Long-Term Investments
		(Cost $299,217,649)	344,315,309	98.9

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateral(cc)(1): 0.9%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,000,022, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 03/31/13-03/15/53)	$1,000,000	0.3
228,381	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.14%, due 04/01/13 (Repurchase Amount $228,385, collateralized by various U.S. Government Securities, 0.250%-6.875%, Market Value plus accrued interest $232,961, due 07/31/13-08/15/25)	228,381	0.0
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 03/28/13, 0.28%, due 04/01/13 (Repurchase Amount $1,000,031, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-9.000%, Market Value plus accrued interest $1,020,001, due 02/15/14-04/15/54)	1,000,000	0.3
1,000,000	Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,000,024, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,020,000, due 07/01/27-04/01/43)	1,000,000	0.3
		3,228,381	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
7,089,660	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $7,089,660)	7,089,660	2.1

	Total Short-Term Investments
	(Cost $10,318,041)	10,318,041	3.0

	Total Investments in Securities (Cost $309,535,690)	$354,633,350	101.9
	Liabilities in Excess of Other Assets	(6,623,844)	(1.9)
	Net Assets	$348,009,506	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $309,610,440.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$47,626,268
Gross Unrealized Depreciation	(2,603,358)
Net Unrealized Appreciation	$45,022,910

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$337,333,179	$—	$—	$337,333,179
Exchange-Traded Funds	6,982,130	—	—	6,982,130
Short-Term Investments	7,089,660	3,228,381	—	10,318,041
Total Investments, at fair value	$351,404,969	$3,228,381	$—	$354,633,350

*      For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.1%
		Consumer Discretionary: 2.3%
600,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	$628,500	0.1
504,000		CBS Corp., 3.375%, 03/01/22	514,653	0.1
413,000	#	CC Holdings GS V LLC, 2.381%, 12/15/17	416,315	0.1
1,792,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	1,840,411	0.4
642,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	623,737	0.1
898,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	1,071,277	0.3
669,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	649,331	0.2
504,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	463,159	0.1
445,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	441,776	0.1
361,000		News America, Inc., 6.650%, 11/15/37	448,107	0.1
1,084,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,110,993	0.3
360,000		Time Warner, Inc., 6.500%, 11/15/36	435,808	0.1
512,000		WPP Finance 2010, 5.125%, 09/07/42	506,682	0.1
750,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	831,563	0.2
			9,982,312	2.3
		Consumer Staples: 0.9%
511,000		Avon Products, Inc., 4.600%, 03/15/20	532,011	0.1
511,000		Avon Products, Inc., 5.000%, 03/15/23	525,716	0.1
750,000		Constellation Brands, Inc., 6.000%, 05/01/22	823,125	0.2
750,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	823,125	0.2
320,000		Kraft Foods, Inc., 5.000%, 06/04/42	345,063	0.1
227,000		Reynolds American, Inc., 4.750%, 11/01/42	220,872	0.1
593,000		Walgreen Co., 4.400%, 09/15/42	572,660	0.1
			3,842,572	0.9
		Energy: 3.6%
750,000	L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	695,625	0.1
1,135,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,356,628	0.3
750,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	800,625	0.2
1,101,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,201,188	0.3
654,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	711,700	0.2
698,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	675,113	0.1
710,000		FMC Technologies, Inc., 3.450%, 10/01/22	722,700	0.2
927,000		Marathon Petroleum Corp., 6.500%, 03/01/41	1,158,517	0.3
464,000		Murphy Oil Corp., 2.500%, 12/01/17	466,639	0.1
250,000		ONEOK Partners L.P., 2.000%, 10/01/17	253,015	0.0
560,000		ONEOK Partners L.P., 3.375%, 10/01/22	557,746	0.1
666,000		Phillips 66, 2.950%, 05/01/17	706,772	0.2
1,057,000		Phillips 66, 4.300%, 04/01/22	1,163,306	0.3
750,000		Plains Exploration & Production Co., 6.625%, 05/01/21	828,750	0.2
372,000	#, L	Reliance Industries Ltd., 5.875%, 12/31/49	365,025	0.1
200,000	#	Thai Oil PCL, 3.625%, 01/23/23	202,225	0.0
1,000,000		Transocean, Inc., 2.500%, 10/15/17	1,014,169	0.2
420,000		Transocean, Inc., 3.800%, 10/15/22	414,865	0.1
1,228,000		Weatherford International Ltd., 5.950%, 04/15/42	1,272,058	0.3
1,000,000		Williams Partners L.P., 6.300%, 04/15/40	1,169,399	0.3
			15,736,065	3.6
		Financials: 10.7%
454,000		ACE INA Holdings, Inc., 4.150%, 03/13/43	459,929	0.1
836,000		American International Group, Inc., 5.850%, 01/16/18	981,134	0.2
615,000		American International Group, Inc., 8.175%, 05/15/58	831,019	0.2
398,000		Allstate Corp., 5.200%, 01/15/42	460,860	0.1
676,000		American Tower Corp., 4.500%, 01/15/18	744,590	0.2
698,000		Assurant, Inc., 2.500%, 03/15/18	694,137	0.2
867,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	855,358	0.2
881,000		Bank of America Corp., 3.300%, 01/11/23	871,167	0.2
601,000		Bank of America Corp., 5.700%, 01/24/22	705,673	0.2
795,000	L	Barclays Bank PLC, 7.625%, 11/21/22	788,044	0.2
985,000		BBVA, 4.664%, 10/09/15	1,010,688	0.2

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
607,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	$617,642	0.1
352,000		Citigroup, Inc., 3.375%, 03/01/23	355,840	0.1
682,000		Citigroup, Inc., 4.050%, 07/30/22	706,381	0.2
808,000		Citigroup, Inc., 4.450%, 01/10/17	890,646	0.2
338,000		Citigroup, Inc., 4.500%, 01/14/22	376,730	0.1
259,000		Citigroup, Inc., 5.875%, 01/30/42	310,290	0.1
620,000		Citigroup, Inc., 5.900%, 12/29/49	647,284	0.1
389,000		Citigroup, Inc., 5.950%, 12/29/49	404,074	0.1
513,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	517,905	0.1
736,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	990,530	0.2
459,000		Digital Realty Trust L.P., 3.625%, 10/01/22	457,174	0.1
549,000		Discover Financial Services, 3.850%, 11/21/22	566,169	0.1
811,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	814,758	0.2
464,000		Equity One, Inc., 3.750%, 11/15/22	463,795	0.1
667,000		Fifth Third Bancorp., 1.450%, 02/28/18	667,942	0.2
1,840,000		Ford Motor Co., 3.000%, 06/12/17	1,889,665	0.4
336,000		General Electric Capital Corp., 3.150%, 09/07/22	334,772	0.1
208,000		General Electric Capital Corp., 3.350%, 10/17/16	223,553	0.0
400,000		General Electric Capital Corp., 6.250%, 12/15/49	440,178	0.1
900,000		General Electric Capital Corp., 7.125%, 12/15/49	1,049,372	0.2
417,000		Genworth Financial, Inc., 7.625%, 09/24/21	502,544	0.1
495,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	502,543	0.1
886,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	894,723	0.2
581,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	677,166	0.2
388,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	436,766	0.1
611,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	784,919	0.2
372,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	443,145	0.1
505,000	#	HBOS PLC, 6.750%, 05/21/18	564,063	0.1
614,000		Health Care REIT, Inc., 2.250%, 03/15/18	620,583	0.1
401,000		Healthcare Realty Trust, Inc., 3.750%, 04/15/23	399,827	0.1
506,000		HSBC Finance Corp., 6.676%, 01/15/21	600,037	0.1
473,000		HSBC USA, Inc., 1.625%, 01/16/18	473,319	0.1
308,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	301,305	0.1
1,666,000		JPMorgan Chase & Co., 3.250%, 09/23/22	1,668,014	0.4
203,000		JPMorgan Chase & Co., 4.500%, 01/24/22	223,027	0.0
602,000		JPMorgan Chase & Co., 5.400%, 01/06/42	694,872	0.2
616,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	685,408	0.2
363,000		MetLife, Inc., 4.125%, 08/13/42	341,825	0.1
499,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	501,982	0.1
308,000		Morgan Stanley, 3.750%, 02/25/23	312,193	0.1
1,146,000		Morgan Stanley, 4.750%, 03/22/17	1,265,678	0.3
420,000		Morgan Stanley, 5.500%, 07/28/21	482,604	0.1
654,000		Murray Street Investment Trust I, 4.647%, 03/09/17	716,054	0.2
474,000	#	Pacific LifeCorp, 5.125%, 01/30/43	462,007	0.1
472,000		PNC Bank NA, 2.950%, 01/30/23	470,590	0.1
611,000		Post Apartment Homes L.P., 3.375%, 12/01/22	618,875	0.1
583,000		Principal Financial Group, Inc., 3.125%, 05/15/23	585,506	0.1
401,000		Prudential Financial, Inc., 5.200%, 03/15/44	404,714	0.1
613,000		Prudential Financial, Inc., 5.625%, 06/15/43	637,520	0.1
463,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	476,734	0.1
250,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	271,875	0.1
772,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	949,560	0.2
902,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	936,963	0.2
493,000	#	Simon Property Group L.P., 1.500%, 02/01/18	492,078	0.1
268,000		Simon Property Group L.P., 4.750%, 03/15/42	279,831	0.1
363,000		SLM Corp., 4.625%, 09/25/17	377,600	0.1
557,000		SLM Corp., 5.500%, 01/25/23	554,233	0.1

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
868,000		SLM Corp., 6.000%, 01/25/17	$948,290	0.2
938,000	#	Standard Chartered PLC, 3.950%, 01/11/23	936,748	0.2
550,000		UBS AG/Stamford CT, 7.625%, 08/17/22	616,030	0.1
788,000		US Bancorp, 2.950%, 07/15/22	786,391	0.2
606,000		Wells Fargo & Co., 1.500%, 01/16/18	605,715	0.1
739,000		Wells Fargo & Co., 3.450%, 02/13/23	746,071	0.2
			47,377,227	10.7
		Health Care: 2.7%
766,000	#	AbbVie, Inc., 2.900%, 11/06/22	768,862	0.2
274,000		Aetna, Inc., 1.500%, 11/15/17	275,079	0.1
371,000		Aetna, Inc., 2.750%, 11/15/22	364,056	0.1
1,360,000		Celgene Corp., 3.250%, 08/15/22	1,379,209	0.3
1,303,000		Express Scripts Holding Co., 2.650%, 02/15/17	1,366,597	0.3
750,000		HCA, Inc., 7.500%, 02/15/22	864,375	0.2
668,000		Healthsouth Corp., 7.250%, 10/01/18	723,110	0.2
466,000		Humana, Inc., 3.150%, 12/01/22	461,579	0.1
345,000		Medtronic, Inc., 2.750%, 04/01/23	344,848	0.1
302,000		Medtronic, Inc., 4.000%, 04/01/43	295,585	0.1
568,000		St Jude Medical, Inc., 3.250%, 04/15/23	572,042	0.1
523,000		St Jude Medical, Inc., 4.750%, 04/15/43	536,104	0.1
750,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	819,375	0.2
874,000		WellPoint, Inc., 3.700%, 08/15/21	925,219	0.2
664,000		WellPoint, Inc., 4.625%, 05/15/42	670,459	0.1
507,000	#	Zoetis, Inc., 1.875%, 02/01/18	511,090	0.1
709,000	#	Zoetis, Inc., 3.250%, 02/01/23	720,991	0.2
253,000	#	Zoetis, Inc., 4.700%, 02/01/43	259,759	0.0
			11,858,339	2.7
		Industrials: 0.8%
750,000		BE Aerospace, Inc., 6.875%, 10/01/20	833,438	0.2
750,000		Case New Holland, Inc., 7.875%, 12/01/17	881,250	0.2
234,000		Ford Motor Co., 4.750%, 01/15/43	219,322	0.1
216,000		General Electric Co., 4.125%, 10/09/42	217,880	0.0
916,000		MDC Holdings, Inc., 6.000%, 01/15/43	912,769	0.2
429,000	#	Turlock Corp., 2.750%, 11/02/22	427,741	0.1
			3,492,400	0.8
		Information Technology: 0.9%
957,000		eBay, Inc., 4.000%, 07/15/42	883,309	0.2
1,725,000	L	Hewlett-Packard Co., 2.600%, 09/15/17	1,740,922	0.4
582,000		Motorola Solutions, Inc., 3.750%, 05/15/22	597,607	0.1
750,000		Seagate HDD Cayman, 7.750%, 12/15/18	825,937	0.2
			4,047,775	0.9
		Materials: 1.9%
968,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	984,640	0.2
100,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	101,624	0.0
300,000	#	Ashland, Inc., 4.750%, 08/15/22	305,250	0.1
1,149,000		Cabot Corp., 3.700%, 07/15/22	1,169,319	0.3
649,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	652,773	0.1
598,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	601,369	0.1
351,000	#	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	348,722	0.1
450,000		Goldcorp, Inc., 3.700%, 03/15/23	453,170	0.1
300,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	303,114	0.1
115,000		RPM International, Inc., 3.450%, 11/15/22	114,297	0.0
750,000	#	Sealed Air Corp., 8.375%, 09/15/21	862,500	0.2
850,000		Teck Resources Ltd., 3.750%, 02/01/23	831,821	0.2
815,000	#	Xstrata Finance Canada Ltd., 4.000%, 10/25/22	823,059	0.2
659,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	710,450	0.2
			8,262,108	1.9
		Telecommunication Services: 1.5%
1,317,000		AT&T, Inc., 5.350%, 09/01/40	1,417,465	0.3
750,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	838,125	0.2
275,000		Motorola Solutions, Inc., 3.500%, 03/01/23	277,406	0.1
2,261,000		Verizon Communications, Inc., 1.950%, 03/28/14	2,293,836	0.5
751,000		Vodafone Group PLC, 4.375%, 02/19/43	720,844	0.2
223,000		Vodafone Group PLC, 2.950%, 02/19/23	222,900	0.0

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services (continued)
750,000		Windstream Corp., 7.750%, 10/15/20	$817,500	0.2
			6,588,076	1.5
		Utilities: 0.8%
309,000		American Electric Power Co., Inc., 1.650%, 12/15/17	310,532	0.1
244,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	228,175	0.0
401,000		FirstEnergy Corp., 2.750%, 03/15/18	406,195	0.1
598,000		FirstEnergy Corp., 4.250%, 03/15/23	606,466	0.1
141,000		Metropolitan Edison, 7.700%, 01/15/19	181,386	0.0
380,000		Nisource Finance Corp., 6.125%, 03/01/22	455,945	0.1
1,000,000		Oncor Electric Delivery Co., LLC, 5.300%, 06/01/42	1,139,093	0.3
407,000		TransAlta Corp., 4.500%, 11/15/22	414,139	0.1
			3,741,931	0.8
		Total Corporate Bonds/Notes
		(Cost $113,317,786)	114,928,805	26.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 16.8%
1,100,611		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	879,616	0.2
962,645		Banc of America Funding Corp., 6.000%, 08/25/37	879,843	0.2
1,121,757	#	Banc of America Large Loan, Inc., 1.603%, 06/15/18	1,112,900	0.3
500,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.188%, 09/10/47	495,111	0.1
1,004,636		Banc of America Mortgage Securities, Inc., 5.500%, 09/25/35	1,004,963	0.2
460,000	#	Bear Stearns Commercial Mortgage Securities, 5.581%, 04/12/38	486,588	0.1
1,118,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.729%, 12/25/35	1,054,612	0.2
1,800,000	#	Citigroup Commercial Mortgage Trust, 5.365%, 04/15/40	1,831,888	0.4
996,537		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	825,869	0.2
1,626,124		Citimortgage Alternative Loan Trust, 6.000%, 06/25/37	1,410,961	0.3
850,000		COMM 2007-C9 Mortgage Trust, 5.650%, 12/10/49	902,722	0.2
3,462,120	^	COMM 2013-LC6 Mortgage Trust, 1.819%, 01/10/46	385,113	0.1
10,860,000	#, ^	Commercial Mortgage Pass Through Certificates, 0.600%, 10/15/45	577,831	0.1
3,157,928	^	Commercial Mortgage Pass Through Certificates, 1.948%, 12/10/45	385,264	0.1
4,562,057	^	Commercial Mortgage Pass Through Certificates, 1.966%, 08/15/45	578,981	0.1
14,627,803	^	Commercial Mortgage Pass Through Certificates, 2.254%, 05/15/45	2,024,713	0.5
4,641,554		Countrywide Alternative Loan Trust, 0.324%, 06/25/36	3,305,719	0.8
948,553		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	847,883	0.2
100,000		Credit Suisse First Boston Mortgage Securities Corp., 5.343%, 12/15/39	110,412	0.0
220,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.575%, 04/12/49	227,175	0.1
1,340,000	#	Credit Suisse First Boston Mortgage Securities Corp., 7.309%, 12/15/35	1,385,305	0.3
304,658		Credit Suisse First Boston Mortgage Securities Corp., 7.490%, 08/15/36	305,086	0.1
811,944		First Horizon Alternative Mortgage Securities, 0.504%, 12/25/36	497,546	0.1
1,114,063		First Horizon Alternative Mortgage Securities, 6.250%, 02/25/37	979,716	0.2
811,944	^	First Horizon Alternative Mortgage Securities, 6.496%, 12/25/36	188,330	0.0
1,762,685		First Horizon Alternative Mortgage Securities, 6.000%, 05/25/36	1,524,947	0.4
770,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	778,922	0.2
680,099	#	Fosse Master Issuer PLC, 1.703%, 10/18/54	688,379	0.2
2,000,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	1,953,163	0.4

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
2,000,000	#	Greenwich Capital Commercial Funding Corp., 5.567%, 01/05/36	$2,051,025	0.5
2,000,000	#	Greenwich Capital Commercial Funding Corp., 5.911%, 01/05/36	2,008,139	0.5
301,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.644%, 08/10/38	277,018	0.1
3,524,901	^	GS Mortgage Securities Corp. II, 2.408%, 11/10/45	534,485	0.1
1,372,321		GSR Mortgage Loan Trust, 5.500%, 05/25/36	1,254,083	0.3
475,000		GSR Mortgage Loan Trust, 6.000%, 01/25/37	463,848	0.1
1,200,300		GSR Mortgage Loan Trust, 6.250%, 08/25/36	1,051,128	0.2
376,847		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	323,680	0.1
4,700,000	#, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.361%, 12/15/47	134,683	0.0
10,988,885	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.956%, 12/15/47	1,336,596	0.3
100,964		JP Morgan Chase Commercial Mortgage Securities Corp., 4.903%, 10/15/42	100,925	0.0
2,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.663%, 06/12/41	2,046,530	0.5
1,444,019		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	1,285,432	0.3
480,942		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	428,034	0.1
1,732,485		JP Morgan Mortgage Trust, 6.000%, 01/25/36	1,666,285	0.4
1,645,583		JP Morgan Mortgage Trust, 6.500%, 08/25/36	1,506,317	0.3
2,500,000	#	Lanark Master Issuer PLC, 1.689%, 12/22/54	2,558,087	0.6
190,000		LB Commercial Conduit Mortgage Trust, 5.864%, 07/15/44	220,089	0.1
310,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	300,831	0.1
500,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	425,390	0.1
650,000	#	LB-UBS Commercial Mortgage Trust, 5.224%, 07/15/37	635,894	0.2
460,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	404,046	0.1
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.378%, 10/15/36	1,415,315	0.3
1,270,000	#	LB-UBS Commercial Mortgage Trust, 5.531%, 10/15/36	973,303	0.2
1,000,000	#	LB-UBS Commercial Mortgage Trust, 5.546%, 07/15/37	1,000,950	0.2
840,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	796,181	0.2
1,820,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	1,897,216	0.4
4,603,987	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.530%, 12/15/48	384,618	0.1
160,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	160,367	0.0
170,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	163,284	0.0
530,000	#	Morgan Stanley Capital I Trust 2007-TOP25, 5.614%, 11/12/49	338,393	0.1
510,000		Morgan Stanley Capital I, 5.073%, 08/13/42	534,814	0.1
530,000	#	Morgan Stanley Capital I, 5.254%, 09/15/47	572,413	0.1
510,000	#	Morgan Stanley Capital I, 5.254%, 09/15/47	536,986	0.1
1,840,000	#	Morgan Stanley Dean Witter Capital I, 5.826%, 03/12/35	1,836,855	0.4
2,083,087		Morgan Stanley Mortgage Loan Trust 2005-7, 5.500%, 11/25/35	1,819,819	0.4
1,089,606		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	939,022	0.2
570,000	#	Queens Center Mortgage Trust 2013-QC, 3.275%, 01/11/37	575,362	0.1
590,000	#	Queens Center Mortgage Trust 2013-QC, 3.474%, 01/11/37	579,294	0.1
488,168		RALI Trust, 6.000%, 09/25/35	470,567	0.1
370,000	#	RBSCF Trust, 5.305%, 01/16/49	375,811	0.1
2,500,000	#	Silverstone Master Issuer PLC, 1.852%, 01/21/55	2,546,955	0.6
830,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	834,304	0.2
1,167,078		Structured Asset Securities Corp., 5.500%, 10/25/35	1,234,424	0.3

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
973,908		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	$885,422	0.2
920,738		Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.000%, 11/25/35	783,124	0.2
1,743,950		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	1,509,187	0.3
3,187,321	#, ^	Wells Fargo Mortgage Backed Securities Trust, 2.250%, 08/15/45	426,512	0.1
1,088,303		Wells Fargo Mortgage Backed Securities Trust, 5.582%, 04/25/36	1,074,353	0.2
811,658		Wells Fargo Mortgage Backed Securities Trust, 6.000%, 07/25/37	837,039	0.2
		Total Collateralized Mortgage Obligations
		(Cost $72,355,126)	74,143,993	16.8
ASSET-BACKED SECURITIES: 6.4%
		Automobile Asset-Backed Securities: 0.2%
250,000	#	Motor PLC, 1.286%, 02/25/20	251,024	0.1
500,000		SMART Trust, 1.050%, 10/14/18	498,813	0.1
			749,837	0.2
		Credit Card Asset-Backed Securities: 0.5%
1,000,000	#	Cards II Trust, 0.653%, 09/15/17	1,005,219	0.2
1,300,000	#	Gracechurch Card Funding PLC, 0.903%, 02/15/17	1,313,829	0.3
			2,319,048	0.5
		Home Equity Asset-Backed Securities: 0.4%
1,625,227		GSAA Trust, 0.264%, 10/25/36	861,664	0.2
1,471,492		GSAA Trust, 0.294%, 12/25/36	769,173	0.2
			1,630,837	0.4
		Other Asset-Backed Securities: 5.3%
875,883	#	Aimco CDO, 0.552%, 10/20/19	857,415	0.2
500,000	#	Apidos CDO I Ltd., 1.051%, 07/27/17	481,903	0.1
500,000	#	Apidos CDO II, 1.101%, 12/21/18	469,816	0.1
484,818	#	ARES X CLO Ltd., 2.280%, 09/18/17	481,669	0.1
750,000	#	Atrium IV, 1.030%, 06/08/19	720,069	0.2
408,517	#	Black Diamond CLO Ltd., 0.550%, 06/20/17	406,463	0.1
1,220,908	#	Black Diamond CLO Ltd., 0.630%, 06/20/17	1,197,501	0.3
828,178	#	Castle Garden Funding, 0.547%, 10/27/20	818,683	0.2
800,000	#	Castle Garden Funding, 6.560%, 10/27/20	861,823	0.2
1,150,000	#	Centurion CDO VII Ltd, 1.702%, 01/30/16	1,144,756	0.3
875,000	#	Clydesdale CLO 2005 Ltd, 0.755%, 12/06/17	853,610	0.2
830,000		CNH Equipment Trust, 0.870%, 11/15/19	828,289	0.2
882,763	#	Emporia Preferred Funding II Corp., 0.583%, 10/18/18	874,287	0.2
1,750,000	#	Emporia Preferred Funding, 0.803%, 10/18/18	1,654,333	0.4
375,000	#	Galaxy CLO Ltd, 0.753%, 04/17/17	373,391	0.1
1,225,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.190%, 05/15/17	1,173,544	0.3
1,550,000	#	Gulf Stream - Sextant CLO Ltd., 0.629%, 08/21/20	1,506,546	0.3
430,000	#	Hewett’s Island CLO II Ltd., 2.680%, 12/15/16	429,974	0.1
450,000	#	Integral Funding, Inc., 4.804%, 09/27/17	449,955	0.1
375,000	#	Katonah VI Ltd., 2.480%, 09/20/16	375,165	0.1
1,150,000	#	Landmark IV CDO Ltd, 2.430%, 12/15/16	1,136,139	0.2
1,075,000	#	Landmark VI CDO Ltd, 0.805%, 01/14/18	1,044,526	0.2
1,396,207	#	Lightpoint CLO Ltd., 0.540%, 09/15/17	1,377,522	0.3
350,000	#	Madison Park Funding I Ltd., 2.192%, 05/10/19	339,359	0.1
270,000		Madison Park Funding I Ltd., 5.042%, 05/10/19	270,218	0.1
575,000	#	Marathon CLO I Ltd, 2.201%, 07/26/19	572,866	0.1
625,000	#	Morgan Stanley Investment Management Croton Ltd, 0.754%, 01/15/18	606,739	0.1
500,000	#	Oak Hill Credit Partners IV Ltd, 1.990%, 05/17/21	456,883	0.1
1,127,609	#	Whitney CLO Ltd., 0.737%, 03/01/17	1,123,804	0.2
425,000	#	Whitney CLO Ltd, 2.387%, 03/01/17	421,245	0.1
			23,308,493	5.3
		Total Asset-Backed Securities
		(Cost $27,597,742)	28,008,215	6.4
U.S. TREASURY OBLIGATIONS: 16.2%
		U.S. Treasury Bonds: 3.8%
5,847,000		2.750%, due 11/15/42	5,432,231	1.3
10,911,000		2.000%, due 02/15/23	11,059,324	2.5
			16,491,555	3.8

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		U.S. Treasury Notes: 12.4%
19,488,000		0.250%, due 02/28/15	$19,492,580	4.4
9,365,000		0.375%, due 03/15/16	9,373,054	2.1
18,524,000		0.750%, due 02/28/18	18,531,243	4.2
7,286,000		1.250%, due 02/29/20	7,304,783	1.7
			54,701,660	12.4
		Total U.S. Treasury Obligations
		(Cost $71,026,650)	71,193,215	16.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.1%
		Federal Home Loan Mortgage Corporation: 11.3%##
26,720,000	W	3.500%, due 08/15/41	28,059,132	6.4
5,405,576		3.500%, due 08/01/42	5,706,613	1.3
8,720,362	^	4.500%, due 12/15/40	1,647,316	0.4
12,585,577	^	5.500%, due 12/15/18	1,079,441	0.2
8,014,730		6.500%, due 03/15/42	9,455,261	2.2
6,114,319	^	23.822%, due 01/15/36	3,557,790	0.8
			49,505,553	11.3
		Federal National Mortgage Association: 18.3%##
6,700,000	W	2.500%, due 11/25/26	6,937,641	1.6
2,795,000	W	3.000%, due 12/25/26	2,939,445	0.7
31,301,000	W	3.000%, due 05/01/43	32,205,793	7.3
6,252,500		3.500%, due 08/01/42	6,608,502	1.5
1,935,886		3.500%, due 08/01/42	2,046,111	0.5
2,757,000	W	4.000%, due 04/25/39	2,940,082	0.7
1,684,495		4.000%, due 08/01/42	1,805,270	0.4
3,512,149		4.000%, due 08/01/42	3,761,951	0.9
1,756,662		4.000%, due 08/01/42	1,881,604	0.4
2,126,853		5.000%, due 02/01/35	2,317,849	0.5
12,990,720		5.000%, due 12/01/36	14,108,598	3.2
12,113,121	^	5.000%, due 04/25/42	2,875,122	0.6
			80,427,968	18.3
		Government National Mortgage Association: 2.5%
2,738,000	W	3.500%, due 05/15/43	2,936,933	0.6
2,386,477		4.000%, due 10/20/42	2,583,678	0.6
2,000,000		4.500%, due 05/20/39	2,295,485	0.5
7,937,954	^	4.500%, due 05/20/40	1,240,421	0.3
11,779,899	^	5.000%, due 03/20/40	2,143,171	0.5
			11,199,688	2.5
		Total U.S. Government Agency Obligations
		(Cost $140,407,133)	141,133,209	32.1

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.3%
		Financials: 0.3%
21,000	@, P	The Bank of New York Mellon Corp.	$531,090	0.1
37,000	@, P	Discover Financial Services	956,080	0.2
		Total Preferred Stock
		(Cost $1,450,000)	1,487,170	0.3
INVESTMENT COMPANIES: 13.0%
		Affiliated Mutual Funds: 13.0%
1,224,971		ING Emerging Markets Corporate Debt Fund Class P	12,813,197	2.9
2,075,512		ING Emerging Markets Hard Currency Sovereign Debt Fund Class P	20,962,669	4.8
2,300,000		ING Emerging Markets Local Currency Debt Fund Class P	23,368,000	5.3
		Total Investment Companies
		(Cost $56,200,000)	57,143,866	13.0
		Total Long-Term Investments
		(Cost $482,354,437)	488,038,473	110.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
		Commercial Paper: 3.4%
4,000,000	Z	Kroger Co, 0.180%, 04/04/13	$3,999,919	0.9
4,000,000	Z	Pacific Gas, 0.240%, 04/04/13	3,999,893	0.9
3,000,000	Z	Potash Corp, 0.290%, 04/05/13	2,999,879	0.7
4,000,000	Z	United Health, 0.360%, 06/25/13	3,996,560	0.9
			14,996,251	3.4
		Securities Lending Collateral(cc)(1): 0.8%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,000,022, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 03/31/13-03/15/53)	1,000,000	0.2
1,000,000		Mizuho Securities USA Inc., Repurchase Agreement dated 03/28/13, 0.28%, due 04/01/13 (Repurchase Amount $1,000,031, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-9.000%, Market Value plus accrued interest $1,020,001, due 02/15/14-04/15/54)	1,000,000	0.2

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
708,010		Morgan Stanley, Repurchase Agreement dated 03/28/13, 0.24%, due 04/01/13 (Repurchase Amount $708,029, collateralized by various U.S. Government Agency Obligations, 2.196%-5.790%, Market Value plus accrued interest $722,170, due 09/01/23-01/01/43)	$708,010	0.2
1,000,000		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,000,024, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,020,000, due 07/01/27-04/01/43)	1,000,000	0.2
			3,708,010	0.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
4,823,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,823,000)	$4,823,000	1.1
		Total Short-Term Investments
		(Cost $23,527,261)	23,527,261	5.3
		Total Investments in Securities (Cost $505,881,698)	$511,565,734	116.2
		Liabilities in Excess of Other Assets	(71,411,146)	(16.2)
		Net Assets	$440,154,588	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $505,995,180.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$7,032,728
		Gross Unrealized Depreciation	(1,462,174)
		Net Unrealized Appreciation	$5,570,554

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Preferred Stock	$1,487,170	$—	$—	$1,487,170
Corporate Bonds/Notes	—	114,928,805	—	114,928,805
Collateralized Mortgage Obligations	—	74,143,993	—	74,143,993
Short-Term Investments	4,823,000	18,704,261	—	23,527,261
Investment Companies	57,143,866	—	—	57,143,866
U.S. Treasury Obligations	—	71,193,215	—	71,193,215
Asset-Backed Securities	—	28,008,215	—	28,008,215
U.S. Government Agency Obligations	—	141,133,209	—	141,133,209
Total Investments, at fair value	$63,454,036	$448,111,698	$—	$511,565,734
Other Financial Instruments+
Futures	26,213	—	—	26,213
Forward Foreign Currency Contracts	—	758,794	—	758,794
Total Assets	$63,480,249	$448,870,492	$—	$512,350,741
Liabilities Table
Other Financial Instruments+
Futures	$(132,992)	$—	$—	$(132,992)
Forward Foreign Currency Contracts	—	(770,325)	—	(770,325)
Total Liabilities	$(132,992)	$(770,325)	$—	$(903,317)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Hungarian Forint	294,997,950	Buy	04/19/13	$1,293,000	$1,239,819	$(53,181)
Barclays Bank PLC	Hungarian Forint	189,227,176	Buy	04/19/13	831,000	795,285	(35,715)
Barclays Bank PLC	Brazilian Real	913,322	Buy	04/05/13	455,000	451,819	(3,181)
Barclays Bank PLC	Russian Ruble	3,433,618	Buy	04/19/13	113,000	110,081	(2,919)
Barclays Bank PLC	Russian Ruble	36,789,081	Buy	04/19/13	1,218,000	1,179,454	(38,546)
Barclays Bank PLC	South Korean Won	2,115,976,800	Buy	06/14/13	1,894,000	1,894,254	254
Barclays Bank PLC	Polish Zloty	1,773,428	Buy	06/14/13	552,000	541,371	(10,629)
Barclays Bank PLC	Czech Koruna	63,065,002	Buy	06/14/13	3,200,092	3,137,948	(62,144)
Barclays Bank PLC	South African Rand	5,087,638	Buy	06/14/13	557,000	547,781	(9,219)
Barclays Bank PLC	Brazilian Real	5,694,088	Buy	04/05/13	2,766,000	2,816,857	50,857
Citigroup, Inc.	Brazilian Real	1,098,204	Buy	04/05/13	552,000	543,280	(8,720)
Citigroup, Inc.	Brazilian Real	1,098,204	Buy	04/05/13	552,000	543,280	(8,720)
Citigroup, Inc.	Brazilian Real	1,092,242	Buy	04/05/13	552,000	540,331	(11,669)
Citigroup, Inc.	Brazilian Real	896,625	Buy	04/05/13	450,000	443,559	(6,441)
Citigroup, Inc.	EU Euro	384,101	Buy	04/19/13	503,992	492,415	(11,577)
Citigroup, Inc.	Polish Zloty	1,777,661	Buy	06/14/13	555,000	542,663	(12,337)
Citigroup, Inc.	South African Rand	5,144,171	Buy	06/14/13	555,000	553,868	(1,132)
Citigroup, Inc.	Polish Zloty	1,210,048	Buy	06/14/13	377,000	369,389	(7,611)
Citigroup, Inc.	Indian Rupee	42,355,324	Buy	06/14/13	755,805	767,465	11,660
Citigroup, Inc.	Romanian New Leu	2,257,639	Buy	06/14/13	664,500	649,121	(15,379)
Citigroup, Inc.	Mexican Peso	10,094,798	Buy	06/14/13	779,000	811,604	32,604
Citigroup, Inc.	South African Rand	2,872,550	Buy	06/14/13	312,000	309,284	(2,716)
Citigroup, Inc.	Polish Zloty	1,140,249	Buy	06/14/13	356,000	348,082	(7,918)
Citigroup, Inc.	Indian Rupee	37,937,973	Buy	06/14/13	691,000	687,424	(3,576)
Credit Suisse Group AG	Chilean Peso	226,834,380	Buy	04/19/13	474,947	479,889	4,942
Credit Suisse Group AG	Hungarian Forint	42,615,022	Buy	04/19/13	189,362	179,102	(10,260)
Deutsche Bank AG	Chinese Yuan	6,954,096	Buy	08/09/13	1,104,000	1,111,218	7,218
Deutsche Bank AG	Chinese Yuan	6,152,169	Buy	08/09/13	977,000	983,076	6,076
Deutsche Bank AG	Brazilian Real	1,098,204	Buy	04/05/13	552,000	543,280	(8,720)

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Hungarian Forint	112,781,874	Buy	04/19/13	$497,000	$474,000	$(23,000)
Deutsche Bank AG	Brazilian Real	2,273,090	Buy	04/05/13	1,137,000	1,124,495	(12,505)
Deutsche Bank AG	Singapore Dollar	1,639,273	Buy	06/14/13	1,317,000	1,321,865	4,865
Deutsche Bank AG	Chilean Peso	294,582,100	Buy	04/19/13	619,000	623,214	4,214
Deutsche Bank AG	Peruvian Nuevo Sol	4,229,745	Buy	06/14/13	1,635,000	1,629,867	(5,133)
Deutsche Bank AG	South African Rand	5,177,759	Buy	06/14/13	552,000	557,484	5,484
Deutsche Bank AG	Turkish Lira	2,106,185	Buy	06/14/13	1,153,000	1,153,165	165
Deutsche Bank AG	Philippine Peso	103,570,741	Buy	07/12/13	2,541,613	2,539,280	(2,333)
Deutsche Bank AG	Colombian Peso	1,919,933,000	Buy	07/12/13	1,046,000	1,042,865	(3,135)
Goldman Sachs & Co.	Brazilian Real	1,099,032	Buy	04/05/13	552,000	543,690	(8,310)
Goldman Sachs & Co.	Polish Zloty	1,801,250	Buy	06/14/13	551,000	549,865	(1,135)
Goldman Sachs & Co.	Polish Zloty	1,799,025	Buy	06/14/13	552,000	549,185	(2,815)
Goldman Sachs & Co.	South African Rand	5,199,803	Buy	06/14/13	555,000	559,857	4,857
HSBC	Chinese Yuan	7,247,847	Buy	01/14/14	1,151,000	1,150,763	(237)
HSBC	Chilean Peso	46,197,307	Buy	04/19/13	97,000	97,734	734
HSBC	Brazilian Real	1,185,427	Buy	04/05/13	575,000	586,429	11,429
JPMorgan Chase & Co.	Brazilian Real	1,098,866	Buy	04/05/13	552,000	543,608	(8,392)
JPMorgan Chase & Co.	EU Euro	5,493,663	Buy	04/19/13	7,025,000	7,042,842	17,842
JPMorgan Chase & Co.	British Pound	1,457,841	Buy	04/19/13	2,202,000	2,214,916	12,916
JPMorgan Chase & Co.	Mexican Peso	17,601,225	Buy	06/14/13	1,410,000	1,415,108	5,108
							$(218,080)

Barclays Bank PLC	Hungarian Forint	130,630,690	Sell	04/19/13	552,000	549,015	2,985
Barclays Bank PLC	Russian Ruble	5,455,566	Sell	04/19/13	180,000	174,905	5,095
Barclays Bank PLC	Russian Ruble	32,740,353	Sell	04/19/13	1,074,000	1,049,652	24,348
Barclays Bank PLC	Mexican Peso	7,015,833	Sell	06/14/13	555,000	564,061	(9,061)
Barclays Bank PLC	Russian Ruble	23,307,136	Sell	04/19/13	758,511	747,225	11,286
Barclays Bank PLC	Mexican Peso	7,186,999	Sell	06/14/13	557,000	577,822	(20,822)
Barclays Bank PLC	Peruvian Nuevo Sol	1,999,146	Sell	06/14/13	769,791	770,341	(550)
Barclays Bank PLC	South African Rand	15,391,620	Sell	06/14/13	1,672,657	1,657,200	15,457
Barclays Bank PLC	Indian Rupee	28,202,360	Sell	06/14/13	502,000	511,018	(9,018)
Barclays Bank PLC	Brazilian Real	2,967,170	Sell	04/05/13	1,446,412	1,467,855	(21,443)
Barclays Bank PLC	Brazilian Real	2,827,405	Sell	04/05/13	1,376,000	1,398,713	(22,713)
Barclays Bank PLC	Brazilian Real	4,798,413	Sell	04/05/13	2,322,000	2,373,768	(51,768)
Barclays Bank PLC	Hungarian Forint	230,866,211	Sell	04/19/13	1,026,000	970,285	55,715
Barclays Bank PLC	Russian Ruble	22,392,930	Sell	04/19/13	725,000	717,915	7,085
Citigroup, Inc.	Brazilian Real	1,097,100	Sell	04/05/13	552,000	542,734	9,266
Citigroup, Inc.	Chilean Peso	501,018,000	Sell	04/19/13	1,057,000	1,059,947	(2,947)
Citigroup, Inc.	Hungarian Forint	129,156,604	Sell	04/19/13	551,000	542,820	8,180
Citigroup, Inc.	EU Euro	2,678,375	Sell	04/19/13	3,485,000	3,433,660	51,340
Citigroup, Inc.	EU Euro	656,815	Sell	04/19/13	854,000	842,033	11,967
Citigroup, Inc.	Chilean Peso	191,597,800	Sell	04/19/13	401,000	405,342	(4,342)
Citigroup, Inc.	Malaysian Ringgit	274,138	Sell	06/14/13	88,000	88,084	(84)
Citigroup, Inc.	Polish Zloty	1,790,695	Sell	06/14/13	551,000	546,642	4,358
Citigroup, Inc.	Polish Zloty	1,763,797	Sell	06/14/13	552,000	538,431	13,569
Citigroup, Inc.	South African Rand	5,175,871	Sell	06/14/13	555,000	557,281	(2,281)
Citigroup, Inc.	Polish Zloty	1,785,701	Sell	06/14/13	552,000	545,118	6,882
Citigroup, Inc.	Singapore Dollar	689,103	Sell	06/14/13	551,000	555,674	(4,674)
Citigroup, Inc.	South African Rand	3,721,903	Sell	06/14/13	402,000	400,733	1,267
Citigroup, Inc.	South African Rand	5,102,991	Sell	06/14/13	551,000	549,434	1,566
Citigroup, Inc.	Mexican Peso	1,669,691	Sell	06/14/13	132,000	134,240	(2,240)
Citigroup, Inc.	Mexican Peso	6,968,028	Sell	06/14/13	551,000	560,217	(9,217)
Citigroup, Inc.	South African Rand	5,112,012	Sell	06/14/13	555,000	550,405	4,595
Citigroup, Inc.	Polish Zloty	1,774,369	Sell	06/14/13	555,000	541,659	13,341
Citigroup, Inc.	South African Rand	8,380,930	Sell	06/14/13	915,000	902,366	12,634
Citigroup, Inc.	Malaysian Ringgit	5,525,139	Sell	06/14/13	1,766,349	1,775,294	(8,945)
Citigroup, Inc.	Mexican Peso	5,420,387	Sell	06/14/13	419,974	435,789	(15,815)
Citigroup, Inc.	Czech Koruna	58,919,665	Sell	06/14/13	3,010,026	2,931,686	78,340
Citigroup, Inc.	Philippine Peso	32,251,750	Sell	07/12/13	790,000	790,727	(727)
Citigroup, Inc.	Colombian Peso	2,608,500,000	Sell	07/12/13	1,410,000	1,416,880	(6,880)
Deutsche Bank AG	Brazilian Real	1,097,266	Sell	04/05/13	552,000	542,816	9,184
Deutsche Bank AG	Hungarian Forint	188,708,406	Sell	04/19/13	790,000	793,105	(3,105)

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	British Pound	1,470,832	Sell	04/19/13	$2,209,000	$2,234,654	$(25,654)
Deutsche Bank AG	Brazilian Real	2,929,710	Sell	04/05/13	1,470,000	1,449,323	20,677
Deutsche Bank AG	Hungarian Forint	250,950,450	Sell	04/19/13	1,153,000	1,054,696	98,304
Deutsche Bank AG	Romanian New Leu	3,212,709	Sell	06/14/13	922,000	923,725	(1,725)
Deutsche Bank AG	South African Rand	2,468,382	Sell	06/14/13	263,000	265,768	(2,768)
Deutsche Bank AG	Indian Rupee	68,037,440	Sell	06/14/13	1,229,000	1,232,817	(3,817)
Deutsche Bank AG	Peruvian Nuevo Sol	4,119,635	Sell	06/14/13	1,586,000	1,587,438	(1,438)
Deutsche Bank AG	Thai Baht	7,766,906	Sell	06/14/13	264,000	264,016	(16)
Deutsche Bank AG	Singapore Dollar	689,015	Sell	06/14/13	551,000	555,603	(4,603)
Deutsche Bank AG	South Korean Won	647,512,000	Sell	06/14/13	580,000	579,663	337
Deutsche Bank AG	Polish Zloty	1,762,635	Sell	06/14/13	552,000	538,076	13,924
Deutsche Bank AG	Mexican Peso	17,114,868	Sell	06/14/13	1,332,000	1,376,006	(44,006)
Deutsche Bank AG	Turkish Lira	2,429,596	Sell	06/14/13	1,337,000	1,330,237	6,763
Deutsche Bank AG	Thai Baht	42,521,734	Sell	06/14/13	1,418,124	1,445,418	(27,294)
Deutsche Bank AG	Indonesian Rupiah	22,509,187,800	Sell	06/14/13	2,295,685	2,294,362	1,323
Deutsche Bank AG	South Korean Won	1,045,892,650	Sell	06/14/13	953,368	936,299	17,069
Deutsche Bank AG	Polish Zloty	2,417,187	Sell	06/14/13	753,311	737,890	15,421
Deutsche Bank AG	Turkish Lira	2,806,386	Sell	06/14/13	1,539,327	1,536,534	2,793
Deutsche Bank AG	Malaysian Ringgit	1,604,194	Sell	06/14/13	514,000	515,447	(1,447)
Deutsche Bank AG	Mexican Peso	10,029,770	Sell	06/14/13	779,000	806,376	(27,376)
Deutsche Bank AG	Philippine Peso	50,296,400	Sell	07/12/13	1,232,000	1,233,134	(1,134)
Deutsche Bank AG	Philippine Peso	35,966,400	Sell	07/12/13	885,000	881,801	3,199
Deutsche Bank AG	Colombian Peso	1,518,293,540	Sell	07/12/13	835,517	824,703	10,814
Deutsche Bank AG	Chinese Yuan	19,800,000	Sell	08/09/13	3,149,606	3,163,908	(14,302)
Deutsche Bank AG	Chinese Yuan	10,600,000	Sell	01/14/14	1,681,605	1,682,995	(1,390)
Goldman Sachs & Co.	Polish Zloty	7,373,593	Sell	06/14/13	2,239,000	2,250,924	(11,924)
JPMorgan Chase & Co.	Russian Ruble	35,496,387	Sell	04/19/13	1,142,000	1,138,010	3,990
JPMorgan Chase & Co.	EU Euro	1,801,855	Sell	04/19/13	2,339,000	2,309,966	29,034
JPMorgan Chase & Co.	EU Euro	344,908	Sell	04/19/13	447,631	442,170	5,461
JPMorgan Chase & Co.	Turkish Lira	1,452,921	Sell	06/14/13	790,000	795,494	(5,494)
							$206,549

ING Bond Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	201	06/28/13	$44,311,077	$(3,402)
			$44,311,077	$(3,402)
Short Contracts
U.S. Treasury 10-Year Note	(263)	06/19/13	(34,711,892)	(116,400)
U.S. Treasury 5-Year Note	(35)	06/28/13	(4,341,914)	(5,283)
U.S. Treasury Long Bond	(18)	06/19/13	(2,600,438)	(7,907)
U.S. Treasury Ultra Long Bond	(15)	06/19/13	(2,363,906)	26,213
			$(44,018,150)	$(103,377)

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Australia: 8.8%
3,634,171		Dexus Property Group	$3,949,157	1.2
938,600		Federation Centres Ltd	2,306,239	0.7
697,281		Goodman Group	3,485,389	1.1
467,240		GPT Group	1,808,231	0.6
393,225		Investa Office Fund	1,254,531	0.4
1,472,710		Mirvac Group	2,491,897	0.8
167,400		Stockland	638,858	0.2
570,602		Westfield Group	6,464,941	2.0
1,785,652		Westfield Retail Trust	5,621,747	1.8
			28,020,990	8.8
		Brazil: 0.1%
19,000		Sonae Sierra Brasil SA	261,858	0.1
		Canada: 1.2%
27,700		Boardwalk Real Estate Investment Trust	1,703,965	0.5
19,300	L	Calloway Real Estate Investment Trust	556,287	0.2
58,400	L	RioCan Real Estate Investment Trust	1,598,189	0.5
			3,858,441	1.2
		China: 0.4%
454,700		China Overseas Land & Investment Ltd.	1,257,556	0.4
		France: 4.3%
21,052		Fonciere Des Regions	1,649,824	0.5
10,321		ICADE	903,406	0.3
68,783		Klepierre	2,704,834	0.8
14,160		Mercialys	290,081	0.1
8,070	@	Societe Immobiliere de Location pour l’Industrie et le Commerce	860,881	0.3
31,673		Unibail-Rodamco SE	7,377,050	2.3
			13,786,076	4.3
		Germany: 1.1%
30,665		Deutsche Wohnen AG	557,855	0.2
31,200		GSW Immobilien AG	1,235,476	0.4
31,700	@	LEG Immobilien AG	1,698,534	0.5
			3,491,865	1.1
		Hong Kong: 10.7%
456,959		Cheung Kong Holdings Ltd.	6,769,510	2.1
219,000		Hang Lung Group Ltd.	1,233,853	0.4
169,694		Hang Lung Properties Ltd.	635,310	0.2
553,513		Hongkong Land Holdings Ltd.	4,112,511	1.3
416,000		Kerry Properties Ltd.	1,851,774	0.6
932,600		Link Real Estate Investment Trust	5,086,468	1.6
1,861,657		Sino Land Co.	3,168,483	1.0
337,200		Sun Hung Kai Properties Ltd.	4,550,340	1.4
680,000		Swire Properties Ltd.	2,418,448	0.8
473,392		Wharf Holdings Ltd.	4,233,621	1.3
			34,060,318	10.7
		Japan: 16.9%
285		Advance Residence Investment Corp.	764,767	0.2
28,717		Daito Trust Construction Co., Ltd.	2,464,345	0.8
116,600		Daiwa House Industry Co., Ltd.	2,280,525	0.7
417		Japan Real Estate Investment Corp.	5,777,967	1.8
1,587	L	Japan Retail Fund Investment Corp.	3,937,542	1.2
215		Kenedix Realty Investment Corp.	1,044,040	0.3
507,819		Mitsubishi Estate Co., Ltd.	14,385,189	4.5
370,982	L	Mitsui Fudosan Co., Ltd.	10,594,252	3.3
128		Nippon Accommodations Fund, Inc.	1,083,847	0.4
182		Nippon Building Fund, Inc.	2,550,221	0.8
134,900		Sumitomo Realty & Development Co., Ltd.	5,255,313	1.7
248,400		Tokyo Tatemono Co., Ltd.	1,775,746	0.6
1,071		United Urban Investment Corp.	1,748,363	0.6
			53,662,117	16.9
		Netherlands: 0.3%
23,337		Eurocommercial Properties NV	854,738	0.3
		Singapore: 5.4%
166,000		Ascendas Real Estate Investment Trust	348,814	0.1
2,648,000	L	CapitaCommercial Trust	3,391,472	1.1
1,458,380		CapitaLand Ltd.	4,171,308	1.3
1,432,179		CapitaMall Trust	2,417,296	0.8
214,500		Frasers Centrepoint Trust	370,081	0.1
2,014,500		Global Logistic Properties Ltd.	4,278,130	1.3
191,000		Keppel Land Ltd.	609,190	0.2
2,026,000		Mapletree Greater China Commercial Trust	1,698,746	0.5
			17,285,037	5.4
		Sweden: 0.7%
106,983	L	Castellum AB	1,525,682	0.5
46,917	L	Hufvudstaden AB	589,728	0.2
			2,115,410	0.7
		Switzerland: 0.5%
18,562		PSP Swiss Property AG	1,692,144	0.5
		United Kingdom: 3.9%
35,217		British Land Co. PLC	291,538	0.1
63,110		Derwent Valley Holdings PLC	2,068,054	0.6

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
318,290		Great Portland Estates PLC	$2,403,422	0.8
328,717		Hammerson PLC	2,463,971	0.8
316,255		Land Securities Group PLC	3,992,270	1.3
346,800		Safestore Holdings Ltd.	624,433	0.2
110,300		Segro PLC	427,249	0.1
			12,270,937	3.9
		United States: 44.5%
19,700		American Tower Corp.	1,515,324	0.5
29,525		AvalonBay Communities, Inc.	3,739,932	1.2
78,000		BioMed Realty Trust, Inc.	1,684,800	0.5
62,700		Boston Properties, Inc.	6,336,462	2.0
8,200		Brandywine Realty Trust	121,770	0.0
57,900		BRE Properties, Inc.	2,818,572	0.9
46,600		Campus Crest Communities, Inc.	647,740	0.2
26,900		CBL & Associates Properties, Inc.	634,840	0.2
43,400		CommonWealth REIT	973,896	0.3
188,400		DDR Corp.	3,281,928	1.0
107,200		Douglas Emmett, Inc.	2,672,496	0.9
163,900		Duke Realty Corp.	2,783,022	0.9
81,100		Equity Residential	4,465,366	1.4
10,200		Essex Property Trust, Inc.	1,535,916	0.5
11,700		Federal Realty Investment Trust	1,264,068	0.4
296,582		General Growth Properties, Inc.	5,896,050	1.9
114,700		HCP, Inc.	5,718,942	1.8
81,000		Health Care Real Estate Investment Trust, Inc.	5,500,710	1.7
27,200		Healthcare Trust of America, Inc.	319,600	0.1
52,300		Highwoods Properties, Inc.	2,069,511	0.7
474,121		Host Hotels & Resorts, Inc.	8,292,376	2.6
76,400		Kilroy Realty Corp.	4,003,360	1.3
215,200		Kimco Realty Corp.	4,820,480	1.5
105,700		Lexington Realty Trust	1,247,260	0.4
103,100		Liberty Property Trust	4,098,225	1.3
90,865		Macerich Co.	5,849,889	1.9
37,600		Pebblebrook Hotel Trust	969,704	0.3
62,000		Post Properties, Inc.	2,920,200	0.9
179,727		ProLogis, Inc.	7,185,485	2.3
33,794		Public Storage, Inc.	5,147,502	1.6
40,200		Ramco-Gershenson Properties	675,360	0.2
48,700		Senior Housing Properties Trust	1,306,621	0.4
80,451		Simon Property Group, Inc.	12,756,311	4.0
67,100		SL Green Realty Corp.	5,777,981	1.8
25,100		Starwood Hotels & Resorts Worldwide, Inc.	1,599,623	0.5
102,200	@	Sunstone Hotel Investors, Inc.	1,258,082	0.4
33,840		Tanger Factory Outlet Centers, Inc.	1,224,331	0.4
37,900		Taubman Centers, Inc.	2,943,314	0.9
199,475		UDR, Inc.	4,825,300	1.5
66,670		Ventas, Inc.	4,880,244	1.5
47,131		Vornado Realty Trust	3,942,037	1.2
50,100		Weyerhaeuser Co.	1,572,138	0.5
			141,276,768	44.5
		Total Common Stock
		(Cost $197,742,744)	313,894,255	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateral(cc)(1): 5.5%
4,167,555	Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $4,167,633, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $4,250,906, due 05/01/20-04/01/43)	$4,167,555	1.3
877,324	BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $877,339, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $894,871, due 05/31/14)	877,324	0.3
4,167,555	Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $4,167,646, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $4,250,907, due 03/31/13-03/15/53)	4,167,555	1.3
4,167,555	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $4,167,646, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,250,907, due 04/25/13-01/01/47)	4,167,555	1.3

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
4,167,555		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $4,167,655, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $4,250,906, due 07/01/27-04/01/43)	$4,167,555	1.3
			17,547,544	5.5
		Mutual Funds: 1.2%
3,669,177		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,669,177)	3,669,177	1.2
		Total Short-Term Investments
		(Cost $21,216,721)	21,216,721	6.7
		Total Investments in Securities (Cost $218,959,465)	$335,110,976	105.5
		Liabilities in Excess of Other Assets	(17,538,610)	(5.5)
		Net Assets	$317,572,366	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $254,843,564.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$101,565,799
		Gross Unrealized Depreciation	(21,298,387)
		Net Unrealized Appreciation	$80,267,412

REIT Diversification	Percentage of Net Assets
Retail REITs	25.6%
Diversified Real Estate Activities	16.8
Office REITs	13.3
Specialized REITs	11.0
Diversified REITs	10.2
Residential REITs	7.7
Real Estate Operating Companies	6.0
Real Estate Development	3.7
Industrial REITs	3.6
Hotels, Resorts & Cruise Lines	0.9
Assets in Excess of Other Liabilities*	1.2
Net Assets	100.0%

*                 Includes short-term investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$2,306,239	$25,714,751	$—	$28,020,990
Brazil	261,858	—	—	261,858
Canada	3,858,441	—	—	3,858,441
China	—	1,257,556	—	1,257,556
France	7,377,050	6,409,026	—	13,786,076
Germany	1,698,534	1,793,331	—	3,491,865
Hong Kong	—	34,060,318	—	34,060,318
Japan	—	53,662,117	—	53,662,117
Netherlands	—	854,738	—	854,738
Singapore	2,068,827	15,216,210	—	17,285,037
Sweden	—	2,115,410	—	2,115,410
Switzerland	—	1,692,144	—	1,692,144
United Kingdom	624,433	11,646,504	—	12,270,937
United States	141,276,768	—	—	141,276,768
Total Common Stock	159,472,150	154,422,105	—	313,894,255
Short-Term Investments	3,669,177	17,547,544	—	21,216,721
Total Investments, at fair value	$163,141,327	$171,969,649	$—	$335,110,976

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Financials: 98.8%
234,100		American Campus Communities, Inc.	$10,614,094	1.5
46,000		American Tower Corp.	3,538,320	0.5
253,100		Apartment Investment & Management Co.	7,760,046	1.1
151,792		AvalonBay Communities, Inc.	19,227,493	2.8
356,900		BioMed Realty Trust, Inc.	7,709,040	1.1
257,896		Boston Properties, Inc.	26,062,970	3.7
483,100		Brandywine Realty Trust	7,174,035	1.0
284,020		BRE Properties, Inc.	13,826,094	2.0
163,600		Campus Crest Communities, Inc.	2,274,040	0.3
357,800		CBL & Associates Properties, Inc.	8,444,080	1.2
195,500		CommonWealth REIT	4,387,020	0.6
308,200		CubeSmart	4,869,560	0.7
670,200		DDR Corp.	11,674,884	1.7
93,257		Digital Realty Trust, Inc.	6,239,826	0.9
494,600		Douglas Emmett, Inc.	12,330,378	1.8
837,900		Duke Realty Corp.	14,227,542	2.0
111,500		EPR Properties	5,803,575	0.8
409,271		Equity Residential	22,534,461	3.2
54,700		Essex Property Trust, Inc.	8,236,726	1.2
51,388		Federal Realty Investment Trust	5,551,959	0.8
1,069,753		General Growth Properties, Inc.	21,266,690	3.0
633,352		HCP, Inc.	31,578,931	4.5
366,400		Health Care Real Estate Investment Trust, Inc.	24,882,224	3.6
325,645		Healthcare Realty Trust, Inc.	9,245,061	1.3
242,400		Healthcare Trust of America, Inc.	2,848,200	0.4
249,147		Highwoods Properties, Inc.	9,858,747	1.4
1,761,068		Host Hotels & Resorts, Inc.	30,801,079	4.4
266,500		Kilroy Realty Corp.	13,964,600	2.0
987,878		Kimco Realty Corp.	22,128,467	3.2
249,000		LaSalle Hotel Properties	6,319,620	0.9
354,800		Lexington Realty Trust	4,186,640	0.6
352,445		Liberty Property Trust	14,009,689	2.0
311,123		Macerich Co.	20,030,099	2.9
163,600		Pebblebrook Hotel Trust	4,219,244	0.6
243,500		Post Properties, Inc.	11,468,850	1.6
789,084		ProLogis, Inc.	31,547,578	4.5
157,164		Public Storage, Inc.	23,939,220	3.4
177,500		Ramco-Gershenson Properties	2,982,000	0.4
202,400		Regency Centers Corp.	10,708,984	1.5
402,300		Senior Housing Properties Trust	10,793,709	1.5
420,511		Simon Property Group, Inc.	66,676,224	9.5
201,954		SL Green Realty Corp.	17,390,259	2.5
547,500	@	Strategic Hotel Capital, Inc.	4,571,625	0.7
73,800		Sun Communities, Inc.	3,640,554	0.5
487,300	@	Sunstone Hotel Investors, Inc.	5,998,663	0.9
195,198		Tanger Factory Outlet Centers, Inc.	7,062,264	1.0
142,374		Taubman Centers, Inc.	11,056,765	1.6
710,903		UDR, Inc.	17,196,743	2.5
388,795		Ventas, Inc.	28,459,794	4.1
242,133		Vornado Realty Trust	20,252,004	2.9
		Total Common Stock
		(Cost $556,542,260)	691,570,670	98.8
SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
4,852,166		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,852,166)	4,852,166	0.7
		Total Short-Term Investments
		(Cost $4,852,166)	4,852,166	0.7
		Total Investments in Securities (Cost $561,394,426)	$696,422,836	99.5
		Assets in Excess of Other Liabilities	3,341,227	0.5
		Net Assets	$699,764,063	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $576,676,415.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$135,475,584
		Gross Unrealized Depreciation	(15,729,163)
		Net Unrealized Appreciation	$119,746,421

REIT Diversification	Percentage of Net Assets
Retail REITs	26.8%
Specialized REITs	25.9
Residential REITs	16.7
Office REITs	15.0
Diversified REITs	8.3
Industrial REITs	4.5
Hotels, Resorts & Cruise Lines	1.6
Assets in Excess of Other Liabilities*	1.2
Net Assets	100.0%

*                 Includes short-term investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$691,570,670	$—	$—	$691,570,670
Short-Term Investments	4,852,166	—	—	4,852,166
Total Investments, at fair value	$696,422,836	$—	$—	$696,422,836

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.8%
33,135	DFA Emerging Markets Core Equity Portfolio	$669,664	5.1
42,465	DFA International Real Estate Securities Portfolio	233,560	1.8
66,797	DFA International Vector Equity Portfolio	689,343	5.3
89,085	DFA Large Cap International Portfolio	1,779,919	13.6
190,318	DFA Selectively Hedged Global Fixed Income Portfolio	1,950,756	15.0
75,584	DFA U.S. Core Equity 1 Portfolio	1,040,792	8.0
102,190	DFA U.S. Large Company Portfolio	1,264,086	9.7
15,905	DFA U.S. Small Cap Portfolio	405,585	3.1
178,640	VA Global Bond Portfolio	1,952,531	15.0
35,356	VA International Small Portfolio	382,556	2.9
46,903	VA International Value Portfolio	530,937	4.1
127,374	VA Short-Term Fixed Portfolio	1,300,489	10.0
20,883	VA U.S. Large Value Portfolio	406,183	3.1
27,539	VA U.S. Targeted Value Portfolio	411,153	3.1
	Total Mutual Funds
	(Cost $11,701,026)	13,017,554	99.8
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
37,614	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $37,614)	37,614	0.3
	Total Short-Term Investments
	(Cost $37,614)	37,614	0.3
	Total Investments in Securities (Cost $11,738,640)	$13,055,168	100.1
	Liabilities in Excess of Other Assets	(18,281)	(0.1)
	Net Assets	$13,036,887	100.0

	Cost for federal income tax purposes is $11,767,264.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,331,513
	Gross Unrealized Depreciation	(43,609)
	Net Unrealized Appreciation	$1,287,904

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Mutual Funds	$13,017,554	$—	$—	$13,017,554
Short-Term Investments	37,614	—	—	37,614
Total Investments, at fair value	$13,055,168	$—	$—	$13,055,168

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.6%
749,153	DFA Emerging Markets Core Equity Portfolio	$15,140,380	8.6
970,914	DFA International Real Estate Securities Portfolio	5,340,024	3.0
1,511,023	DFA International Vector Equity Portfolio	15,593,755	8.8
2,004,740	DFA Large Cap International Portfolio	40,054,706	22.7
1,690,631	DFA U.S. Core Equity 1 Portfolio	23,279,982	13.2
2,315,756	DFA U.S. Large Company Portfolio	28,645,900	16.2
356,632	DFA U.S. Small Cap Portfolio	9,094,116	5.1
813,640	VA International Small Portfolio	8,803,588	5.0
1,041,470	VA International Value Portfolio	11,789,444	6.7
468,048	VA U.S. Large Value Portfolio	9,103,529	5.2
609,523	VA U.S. Targeted Value Portfolio	9,100,171	5.1

	Total Mutual Funds
	(Cost $151,084,814)	175,945,595	99.6
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
871,287	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $871,287)	871,287	0.5
	Total Short-Term Investments
	(Cost $871,287)	871,287	0.5
	Total Investments in Securities (Cost $151,956,101)	$176,816,882	100.1
	Liabilities in Excess of Other Assets	(97,150)	(0.1)
	Net Assets	$176,719,732	100.0

	Cost for federal income tax purposes is $152,612,137.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$25,016,469
	Gross Unrealized Depreciation	(811,724)
	Net Unrealized Appreciation	$24,204,745

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Mutual Funds	$175,945,595	$—	$—	$175,945,595
Short-Term Investments	871,287	—	—	871,287
Total Investments, at fair value	$176,816,882	$—	$—	$176,816,882

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.9%
		Consumer Discretionary: 22.2%
31,500		Adidas AG	$3,274,412	0.3
57,815	@	AFC Enterprises	2,100,419	0.2
106,065		American Eagle Outfitters	1,983,415	0.2
137,453	@, L	American Public Education, Inc.	4,795,735	0.4
149,000	L	Arnest One Corp.	2,956,895	0.3
55,225	@	Asbury Automotive Group, Inc.	2,026,205	0.2
72,440	@	Bally Technologies, Inc.	3,764,707	0.3
224,845		Belo Corp.	2,210,226	0.2
99,070	@	Bravo Brio Restaurant Group, Inc.	1,568,278	0.1
30,276		Brunswick Corp.	1,036,045	0.1
12,460	@	Cabela’s, Inc.	757,319	0.1
194,530		Cheesecake Factory	7,510,803	0.7
138,410	@	Cheil Communications, Inc.	3,000,081	0.3
145,595		Cinemark Holdings, Inc.	4,286,317	0.4
149,257		Comcast Corp. – Class A	6,270,287	0.5
127,813		Cooper Tire & Rubber Co.	3,279,682	0.3
2,387		Core-Mark Holding Co., Inc.	122,477	0.0
164,977		Delphi Automotive PLC	7,324,979	0.6
26,542		DeVry, Inc.	842,708	0.1
150,190		Discovery Communications, Inc. - Class A	11,825,961	1.0
67,769		Expedia, Inc.	4,066,818	0.4
13,744	@	Fiesta Restaurant Group, Inc.	365,178	0.0
189,018		Foot Locker, Inc.	6,471,976	0.6
70,850		Gentex Corp.	1,417,708	0.1
54,785	@	G-III Apparel Group Ltd.	2,197,426	0.2
295,151	@	Grand Canyon Education, Inc.	7,493,884	0.7
49,244		Group 1 Automotive, Inc.	2,958,087	0.3
16,958		Guess ?, Inc.	421,067	0.0
406,031		H&R Block, Inc.	11,945,432	1.0
2,833,500	@, L	Haseko Corp.	2,632,428	0.2
293,348		HSN, Inc.	16,093,071	1.4
152,180		Interval Leisure Group, Inc.	3,308,393	0.3
204,745	@	Jarden Corp.	8,773,323	0.8
25,800		John Wiley & Sons, Inc.	1,005,168	0.1
105,052		Johnson Controls, Inc.	3,684,174	0.3
64,642	@	Jubilant Foodworks Ltd.	1,486,113	0.1
151,890		KT Skylife Co. Ltd.	4,528,122	0.4
138,000		Lithia Motors, Inc.	6,552,240	0.6
96,284		LKQ Corp.	2,095,140	0.2
2,985		Matthews International Corp.	104,147	0.0
49,475		Men’s Wearhouse, Inc.	1,653,454	0.1
754,112	@	New Focus Auto Tech Holdings Ltd.	64,117	0.0
502,954	@	Office Depot, Inc.	1,976,609	0.2
32,000		Paddy Power PLC	2,887,761	0.3
3,509		Page Industries Ltd.	215,030	0.0
308	@	Panera Bread Co.	50,894	0.0
68,754	@	Papa John’s International, Inc.	4,250,372	0.4
9,700		Pearson PLC	174,534	0.0
138,153		Penske Auto Group, Inc.	4,608,784	0.4
4,084		Petsmart, Inc.	253,616	0.0
76,531		Polaris Industries, Inc.	7,078,352	0.6
31,391		PVH Corp.	3,352,873	0.3
76,291		Rent-A-Center, Inc.	2,818,190	0.2
44,812		Ross Stores, Inc.	2,716,503	0.2
159,005		Service Corp. International	2,660,154	0.2
84,104	@	Signet Jewelers Ltd.	5,634,968	0.5
45,900		Sinclair Broadcast Group, Inc.	929,016	0.1
303,474		Sonic Automotive, Inc.	6,724,984	0.6
41,566		Stage Stores, Inc.	1,075,728	0.1
61,194		Standard Motor Products, Inc.	1,696,298	0.1
112,963	@	Tenneco, Inc.	4,440,576	0.4
142,952		Texas Roadhouse, Inc.	2,886,201	0.3
218,667		Time Warner, Inc.	12,599,593	1.1
91,996		TJX Cos., Inc.	4,300,813	0.4
16,500	@	TripAdvisor, Inc.	866,580	0.1
15,400		Tsutsumi Jewelry Co., Ltd.	427,750	0.0
106,593		Universal Technical Institute, Inc.	1,346,270	0.1
10,209	@	Vitamin Shoppe, Inc.	498,710	0.0
61,157		Whirlpool Corp.	7,244,658	0.6
29,426	@	Winnebago Industries	607,353	0.1
137,775		Wyndham Worldwide Corp.	8,883,732	0.8
			253,461,319	22.2
		Consumer Staples: 4.8%
583,774		Archer-Daniels-Midland Co.	19,690,697	1.7
30,487		Britannia Industries Ltd.	294,465	0.0
42,889		ConAgra Foods, Inc.	1,535,855	0.1
46,799		Dr Pepper Snapple Group, Inc.	2,197,213	0.2
15,890		Elizabeth Arden, Inc.	639,572	0.0
56,451		Ingredion, Inc.	4,082,536	0.3
93,636		Jyothy Laboratories Ltd.	286,281	0.0
537,621		Kroger Co.	17,816,760	1.6
10,530		Lancaster Colony Corp.	810,810	0.1
19,135	@	Post Holdings, Inc.	821,466	0.1
15,742		Spectrum Brands Holdings, Inc.	890,840	0.1
96,400	@	SunOpta, Inc.	696,536	0.1
3,693,000	L	Want Want China Holdings Ltd.	5,688,906	0.5
			55,451,937	4.8

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy: 8.3%
139,286	@	Alpha Natural Resources, Inc.	$1,143,538	0.1
28,016		Apache Corp.	2,161,715	0.2
188,600		Canadian Natural Resources Ltd.	6,046,859	0.5
248,860	@	Denbury Resources, Inc.	4,641,239	0.4
52,793	L	Diamond Offshore Drilling	3,672,281	0.3
52,610		Dresser-Rand Group, Inc.	3,243,933	0.3
40,207		Energy XXI Bermuda Ltd.	1,094,435	0.1
38,800		ENI S.p.A.	868,672	0.1
122,400		Ensco PLC	7,344,000	0.6
42,400		Hess Corp.	3,036,264	0.3
147,256		Marathon Oil Corp.	4,965,472	0.4
69,763		Marathon Petroleum Corp.	6,250,765	0.6
1,068,252	@	McDermott International, Inc.	11,740,089	1.0
59,848		Murphy Oil Corp.	3,814,113	0.3
145,680		Noble Corp.	5,557,692	0.5
34,024		Occidental Petroleum Corp.	2,666,461	0.2
36,048	@	Oil States International, Inc.	2,940,435	0.3
—	@	Parker Drilling Co.	—	—
34,569		Phillips 66	2,418,793	0.2
109,530		Rosetta Resources, Inc.	5,211,437	0.5
131	@	Swift Energy Co.	1,940	0.0
110,687	@	Tetra Technologies, Inc.	1,135,649	0.1
85,700		TGS Nopec Geophysical Co. ASA	3,248,110	0.3
59,870	@	Unit Corp.	2,727,078	0.2
64,383		Valero Energy Corp.	2,928,783	0.3
73,897	@	Whiting Petroleum Corp.	3,756,923	0.3
45,305		World Fuel Services Corp.	1,799,515	0.2
226		WPX Energy, Inc.	3,621	0.0
			94,419,812	8.3
		Financials: 13.3%
124,250		Acom Co., Ltd.	3,557,789	0.3
47,757	@	Affiliated Managers Group, Inc.	7,334,043	0.6
125,234	L	AllianceBernstein Holding LP	2,742,625	0.2
10,832	@, L	Altisource Asset Management Corp.	1,462,320	0.1
78,104	@	Altisource Portfolio Solutions SA	5,447,754	0.5
36,108	@	Altisource Residential Corp.	722,160	0.1
94,565	@	Assured Guaranty Ltd.	1,948,985	0.2
38,371		BB&T Corp.	1,204,466	0.1
36,098		Blackrock, Inc.	9,272,854	0.8
133,387		Blackstone Group LP	2,638,395	0.2
32,028		City National Corp.	1,886,769	0.2
116,013		Comerica, Inc.	4,170,667	0.4
57,800		Commerce Bancshares, Inc.	2,359,974	0.2
129,866		Coresite Realty Corp.	4,542,713	0.4
33,115	@	Credit Acceptance Corp.	4,044,666	0.4
60,400		Credit Saison Co., Ltd.	1,511,127	0.1
20,660		CRISIL Ltd.	336,712	0.0
25,455		Cullen/Frost Bankers, Inc.	1,591,701	0.1
17,644		Discover Financial Services	791,157	0.1
83,791		EverBank Financial Corp.	1,290,381	0.1
25,999		Extra Space Storage, Inc.	1,020,981	0.1
412,027		First Commonwealth Financial Corp.	3,073,721	0.3
313,838		First Niagara Financial Group, Inc.	2,780,605	0.3
25,050		Glacier Bancorp., Inc.	475,449	0.0
149,400		Hitachi Capital Corp.	3,279,840	0.3
1,061,562		Huntington Bancshares, Inc.	7,844,943	0.7
214,800		Invesco Ltd.	6,220,608	0.6
101,900	L	Janus Capital Group, Inc.	957,860	0.1
37,568		Jones Lang LaSalle, Inc.	3,734,635	0.3
210,471		Kite Realty Group Trust	1,418,575	0.1
42,130		Lincoln National Corp.	1,373,859	0.1
131,800		Marusan Securities Co., Ltd.	1,007,957	0.1
5,551	L	Monex Beans Holdings, Inc.	2,250,141	0.2
39,700	L	Nationstar Mortgage Holdings, Inc.	1,464,930	0.1
484,232		Old Republic International Corp.	6,154,589	0.5
192,800		ORIX Corp.	2,461,664	0.2
12,244	@	Portfolio Recovery Associates, Inc.	1,554,008	0.1
252,930		PrivateBancorp, Inc.	4,782,906	0.4
72,076		Protective Life Corp.	2,580,321	0.2
340,881		Regions Financial Corp.	2,791,815	0.3
39,368		Reinsurance Group of America, Inc.	2,349,089	0.2
217,491		SEI Investments Co.	6,274,615	0.6
2,077,000	L	Shinsei Bank Ltd.	4,772,717	0.4
207,762		SLM Corp.	4,254,966	0.4
164,568		SunTrust Bank	4,741,204	0.4
376,083		Synovus Financial Corp.	1,041,750	0.1
7,166	@	Texas Capital Bancshares, Inc.	289,865	0.0
6,023	@	Virtus Investment Partners	1,121,964	0.1
74,954		Waddell & Reed Financial, Inc.	3,281,486	0.3
122,653	@	Walter Investment Management Corp.	4,568,824	0.4
307,000		Wharf Holdings Ltd.	2,745,551	0.3
			151,528,696	13.3
		Health Care: 6.0%
19,600		Amgen, Inc.	2,009,196	0.2
242,506	@	AMN Healthcare Services, Inc.	3,838,870	0.3
5,300	@	Biogen Idec, Inc.	1,022,423	0.1
854,900	@	Boston Scientific Corp.	6,676,769	0.6

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
167,309	@	Bruker BioSciences Corp.	$3,195,602	0.3
74,006	@	Cambrex Corp.	946,537	0.1
19,855	@	Celgene Corp.	2,301,393	0.2
29,132		Community Health Systems, Inc.	1,380,565	0.1
101	@	Genomic Health, Inc.	2,856	0.0
35,769	@	Greatbatch, Inc.	1,068,420	0.1
156,839	@	Health Management Associates, Inc.	2,018,518	0.2
75,800	@	Healthways, Inc.	928,550	0.1
128,015	@	Hologic, Inc.	2,893,139	0.3
1,914		Humana, Inc.	132,277	0.0
32,100		Miraca Holdings, Inc.	1,542,677	0.1
45,177		Omnicare, Inc.	1,839,607	0.2
43,458	@	PharMerica Corp.	608,412	0.1
12,350	@	Puma Biotechnology, Inc.	412,366	0.0
13,748		Regeneron Pharmaceuticals, Inc.	2,425,147	0.2
6,199	L	Resmed, Inc.	287,386	0.0
36,447		St. Jude Medical, Inc.	1,473,917	0.1
86,461		Stryker Corp.	5,640,716	0.5
51,243	@	SurModics, Inc.	1,396,372	0.1
16,675		Team Health Holdings, Inc.	606,636	0.0
45,673	@	Tenet Healthcare Corp.	2,173,121	0.2
81,857		Thermo Fisher Scientific, Inc.	6,261,242	0.5
36,476	@	Thoratec Corp.	1,367,850	0.1
134,878		Trinity Biotech PLC ADR	2,276,741	0.2
141,529	@	United Therapeutics Corp.	8,614,870	0.8
19,241	@	Valeant Pharmaceuticals International, Inc.	1,444,425	0.1
95,289	@	VCA Antech, Inc.	2,238,339	0.2
			69,024,939	6.0
		Industrials: 13.6%
85,116		AGCO Corp.	4,436,246	0.4
21,950	@	Alaska Air Group, Inc.	1,403,922	0.1
24,455		Ametek, Inc.	1,060,369	0.1
178,100		Ashtead Group PLC	1,593,461	0.1
152,878		Carlisle Cos., Inc.	10,363,600	0.9
109,143		Con-way, Inc.	3,842,925	0.3
40,695	@	Copa Holdings S.A.	4,867,529	0.4
89,793	@	Copart, Inc.	3,078,104	0.3
76,903		Corporate Executive Board Co.	4,472,678	0.4
33,351		Corrections Corp. of America	1,303,024	0.1
58,100		Crane Co.	3,245,466	0.3
56,958		Dun & Bradstreet Corp.	4,764,537	0.4
40,056	@	Dycom Industries, Inc.	788,703	0.1
7,951	@	Edenred	260,582	0.0
205,154		Equifax, Inc.	11,814,819	1.0
43,149	@	Esterline Technologies Corp.	3,266,379	0.3
192,872		Fluor Corp.	12,793,200	1.1
840		Forward Air Corp.	31,324	0.0
364,483	@	Foster Wheeler AG	8,328,437	0.7
5,670		G&K Services, Inc.	258,042	0.0
159,400		Generac Holdings, Inc.	5,633,196	0.5
19,100	@	Gibraltar Industries, Inc.	348,575	0.0
127,145		Harsco Corp.	3,149,382	0.3
131,100	@	Hertz Global Holdings, Inc.	2,918,286	0.3
16,246		IDEX Corp.	867,861	0.1
186,120		Ingersoll-Rand PLC - Class A	10,238,461	0.9
110,086		Kelly Services, Inc.	2,056,406	0.2
27,400		Kitz Corp.	142,931	0.0
178,245		Manpower, Inc.	10,110,056	0.9
422,059		MAX India Ltd.	1,743,119	0.2
36,400		Multiplus SA	525,803	0.0
33,900	L	Randstad Holdings NV	1,391,514	0.1
123,005		Republic Services, Inc.	4,059,165	0.4
22,392		Roper Industries, Inc.	2,850,725	0.3
32,970		Snap-On, Inc.	2,726,619	0.2
688,607		Southwest Airlines Co.	9,282,422	0.8
100,274		Steelcase, Inc.	1,477,036	0.1
87,092	@	Terex Corp.	2,997,707	0.3
82,901	@	TrueBlue, Inc.	1,752,527	0.2
107,707	@	Tutor Perini Corp.	2,078,745	0.2
11,329		Unifirst Corp.	1,025,274	0.1
50,943		United Rentals, Inc.	2,800,337	0.2
68,381		URS Corp.	3,241,943	0.3
50,600	@, X	Uzel Makina Sanayii AS	—	—
			155,391,437	13.6
		Information Technology: 20.7%
886,000		AAC Technologies Holdings, Inc.	4,271,880	0.4
57,605		Alliance Data Systems Corp.	9,325,673	0.8
40,212	@	Amdocs Ltd.	1,457,685	0.1
110,301	@	Arrow Electronics, Inc.	4,480,427	0.4
24,520	@, L	ASML Holding NV-NY REG	1,667,605	0.1
41,297	@	Autodesk, Inc.	1,703,088	0.1
83,120		Avago Technologies Ltd.	2,985,670	0.3
125,909	@	Avnet, Inc.	4,557,906	0.4
106,087	@	Benchmark Electronics, Inc.	1,911,688	0.2
42,526		Broadcom Corp.	1,474,376	0.1
1,151,965	@	Brocade Communications Systems, Inc.	6,646,838	0.6
87,509	L	carsales.com.au Ltd.	859,145	0.1
145,987		Computer Task Group, Inc.	3,122,662	0.3
479,376	@	Compuware Corp.	5,992,200	0.5
88,947	@	CoreLogic, Inc.	2,300,169	0.2
100,128	@	Cray, Inc.	2,323,971	0.2
18,083	@	eBay, Inc.	980,460	0.1
341,000	@	Electronic Arts, Inc.	6,035,700	0.5
241,100	@	EMC Corp.	5,759,879	0.5
139,900	@	Entegris, Inc.	1,379,414	0.1
106,934	@	Euronet Worldwide, Inc.	2,816,642	0.2
136,509		Fidelity National Information Services, Inc.	5,408,487	0.5
190,650	@	Fiserv, Inc.	16,744,789	1.5
166,509	@	FleetCor Technologies, Inc.	12,766,245	1.1

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
432,730	@	Flextronics International Ltd.	$2,925,255	0.3
180,500	@, L	Freescale Semiconductor Holdings Ltd.	2,687,645	0.2
82,542	@	Gartner, Inc.	4,491,110	0.4
40,348		Gemalto NV	3,522,271	0.3
108,908	@	Genpact Ltd.	1,981,037	0.2
65,723		Heartland Payment Systems, Inc.	2,166,887	0.2
18,300		Ingenico	1,084,724	0.1
100	@	Ingram Micro, Inc.	1,968	0.0
118,542	@	Integrated Device Technology, Inc.	885,509	0.1
67,208	@, L	International Rectifier Corp.	1,421,449	0.1
221,494		Jabil Circuit, Inc.	4,093,209	0.4
25,093		Jack Henry & Associates, Inc.	1,159,548	0.1
351,766	@	Juniper Networks, Inc.	6,521,742	0.6
43,184		KLA-Tencor Corp.	2,277,524	0.2
50,676	@	Lam Research Corp.	2,101,027	0.2
374,225	@	LSI Logic Corp.	2,537,245	0.2
49,100	L	Mail.ru Group Ltd. GDR	1,360,070	0.1
13,050		MAXIMUS, Inc.	1,043,609	0.1
38,267		Melexis NV	715,679	0.1
1,784	@, L	Mellanox Technologies Ltd.	99,030	0.0
151,500	@	MEMC Electronic Materials, Inc.	666,600	0.1
428,021		Mentor Graphics Corp.	7,725,779	0.7
80,790		Motorola Solutions, Inc.	5,172,984	0.4
180,681	@	NCR Corp.	4,979,568	0.4
137,128	@	NeuStar, Inc.	6,380,566	0.6
102,519		Nuance Communications, Inc.	2,068,833	0.2
393,869		Nvidia Corp.	5,049,401	0.4
155,332	@	PDF Solutions, Inc.	2,488,419	0.2
9,600	@	Plexus Corp.	233,376	0.0
307,929	@	PMC - Sierra, Inc.	2,090,838	0.2
57,711	@	Riverbed Technolgoy, Inc.	860,471	0.1
4,195		Samsung Electronics Co., Ltd.	5,717,913	0.5
237,842	@	Sapient Corp.	2,899,294	0.2
261,171	@	Skyworks Solutions, Inc.	5,753,597	0.5
9,500		SolarWinds, Inc.	561,450	0.0
235,300	@	Symantec Corp.	5,807,204	0.5
31,031	@	Synopsys, Inc.	1,113,392	0.1
821,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,749,739	0.2
176,386	@	TE Connectivity Ltd.	7,395,865	0.6
43,508	@	Tech Data Corp.	1,984,400	0.2
192,286	@	TeleTech Holdings, Inc.	4,078,386	0.4
27,573		Total System Services, Inc.	683,259	0.1
31,023		Visa, Inc.	5,268,946	0.5
249,080	@	Vishay Intertechnology, Inc.	3,389,979	0.3
67,131		Web.com Group, Inc.	1,146,597	0.1
			236,315,993	20.7
		Materials: 5.4%
21,782		Albemarle Corp.	1,361,811	0.1
59,637		Ashland, Inc.	4,431,029	0.4
102,200		Axiall Corp.	6,352,752	0.6
3,700		Barrick Gold Corp.	108,685	0.0
35,400		Barrick Gold Corp.	1,040,760	0.1
35,683		Cabot Corp.	1,220,359	0.1
18,250		Compass Minerals International, Inc.	1,439,925	0.1
25,818		Cytec Industries, Inc.	1,912,597	0.2
38,279		Eastman Chemical Co.	2,674,554	0.2
53,411		FMC Corp.	3,046,029	0.3
37,750		GoldCorp, Inc.	1,270,163	0.1
42,300		GoldCorp, Inc.	1,422,549	0.1
134,305		Iamgold Corp.	969,096	0.1
174,763		International Paper Co.	8,140,461	0.7
153,720	@	Landec Corp.	2,224,328	0.2
170,036		LyondellBasell Industries NV Class A	10,761,578	1.0
379,800	@	New Gold, Inc.	3,454,597	0.3
452,000	@	Osisko Mining Corp.	2,683,034	0.2
380,191		Pidilite Industries Ltd.	1,848,977	0.1
59,600		PolyOne Corp.	1,454,836	0.1
6,800		Valspar Corp.	423,300	0.0
38,771	@	WR Grace & Co.	3,005,140	0.3
60,234	L	Yamana Gold, Inc.	924,592	0.1
			62,171,152	5.4
		Utilities: 0.6%
78,699		Energen Corp.	4,093,135	0.4
207,000		Towngas China Co. Ltd.	191,484	0.0
62,120		UGI Corp.	2,384,787	0.2
			6,669,406	0.6
		Total Common Stock
		(Cost $935,826,850)	1,084,434,691	94.9
PREFERRED STOCK: 0.2%
		Financials: 0.2%
1,100	#, @, P	Ally Financial, Inc.	1,087,900	0.1
61,456	@, P	GMAC Capital Trust I	1,671,603	0.1
		Total Preferred Stock
		(Cost $2,077,970)	2,759,503	0.2
WARRANTS: 0.0%
		Energy: 0.0%
87,428	L	Magnum Hunter Resources Corp.	11,366	0.0
22,657		Voyager Oil & Gas, Inc.	11,655	0.0
		Total Warrants
		(Cost $–)	23,021	0.0
		Total Long-Term Investments
		(Cost $937,904,820)	1,087,217,215	95.1

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.3%
		Securities Lending Collateral(cc)(1): 2.7%
1,529,334		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $1,529,361, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $1,559,921, due 05/31/14)	$1,529,334	0.1
7,264,693		Cantor Fitzgerald, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $7,264,892, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-5.997%, Market Value plus accrued interest $7,409,987, due 09/26/13-05/01/51)	7,264,693	0.6
7,264,693		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $7,264,852, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $7,409,989, due 03/31/13-03/15/53)	7,264,693	0.7
7,264,693		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $7,264,852, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,409,989, due 04/25/13-01/01/47)	7,264,693	0.6
7,264,693		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $7,264,868, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $7,409,987, due 07/01/27-04/01/43)	7,264,693	0.7
			30,588,106	2.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.6%
52,468,481		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $52,468,481)	$52,468,481	4.6
		Total Short-Term Investments
		(Cost $83,056,587)	83,056,587	7.3
		Total Investments in Securities (Cost $1,020,961,407)	$1,170,273,802	102.4
		Liabilities in Excess of Other Assets	(27,629,688)	(2.4)
		Net Assets	$1,142,644,114	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $1,026,337,323.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$163,439,276
		Gross Unrealized Depreciation	(19,502,797)
		Net Unrealized Appreciation	$143,936,479

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$234,980,984	$18,480,335	$—	$253,461,319
Consumer Staples	49,476,750	5,975,187	—	55,451,937
Energy	90,303,030	4,116,782	—	94,419,812
Financials	129,605,198	21,923,498	—	151,528,696
Health Care	67,482,262	1,542,677	—	69,024,939
Industrials	150,259,830	5,131,607	—	155,391,437
Information Technology	218,110,321	18,205,672	—	236,315,993
Materials	60,322,175	1,848,977	—	62,171,152
Utilities	6,477,922	191,484	—	6,669,406
Total Common Stock	1,007,018,472	77,416,219	—	1,084,434,691
Preferred Stock	—	2,759,503	—	2,759,503
Warrants	—	23,021	—	23,021
Short-Term Investments	52,468,481	30,588,106	—	83,056,587
Total Investments, at fair value	$1,059,486,953	$110,786,849	$—	$1,170,273,802

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 51.1%
		Consumer Discretionary: 1.0%
110,000		Comcast Corp. – Class A	$4,621,100	0.5
122,564	@	Dex One Corp.	209,584	0.0
120,000	X	General Motors Co.	—	—
60,100		Target Corp.	4,113,845	0.5
			8,944,529	1.0
		Consumer Staples: 1.4%
150,000		Diageo PLC	4,726,604	0.6
73,900		PepsiCo, Inc.	5,846,229	0.7
51,200		Safeway, Inc.	1,349,120	0.1
			11,921,953	1.4
		Energy: 7.9%
15,000	@	Alpha Natural Resources, Inc.	123,150	0.0
36,100		Anadarko Petroleum Corp.	3,156,945	0.4
20,800		Baker Hughes, Inc.	965,328	0.1
150,000		BP PLC ADR	6,352,500	0.7
105,000	@	Callon Petroleum Co.	388,500	0.1
365,000	L	Canadian Oil Sands Ltd.	7,523,847	0.9
100,000		Chesapeake Energy Corp.	2,041,000	0.2
64,200		Chevron Corp.	7,628,244	0.9
20,000		Devon Energy Corp.	1,128,400	0.1
106,235		ExxonMobil Corp.	9,572,836	1.1
155,200		Halliburton Co.	6,271,632	0.7
94,300		Peabody Energy Corp.	1,994,445	0.2
160,300		Royal Dutch Shell PLC - Class A ADR	10,445,148	1.2
35,000		Schlumberger Ltd.	2,621,150	0.3
139,200		Spectra Energy Corp.	4,280,400	0.5
50,000		Total S.A. ADR	2,399,000	0.3
150,000	@	Weatherford International Ltd.	1,821,000	0.2
			68,713,525	7.9
		Financials: 6.2%
697,300		Bank of America Corp.	8,493,114	1.0
377,700		Barclays PLC	1,680,494	0.2
20,100		Blackrock, Inc.	5,163,288	0.6
43,000		Commonwealth Bank of Australia	3,054,267	0.4
500,000		HSBC Holdings PLC	5,334,814	0.6
226,000		JPMorgan Chase & Co.	10,725,960	1.2
14,393		M&T Bank Corp.	1,484,782	0.2
28,232		Metlife, Inc.	1,073,380	0.1
120,100		QBE Insurance Group Ltd.	1,697,907	0.2
365,500		Wells Fargo & Co.	13,519,845	1.5
635,200		Westfield Retail Trust	1,999,793	0.2
			54,227,644	6.2
		Health Care: 6.7%
150,000		Johnson & Johnson	12,229,500	1.4
410,200		Merck & Co., Inc.	18,143,146	2.1
378,100		Pfizer, Inc.	10,911,966	1.2
46,700		Roche Holding AG - Genusschein	10,886,851	1.3
115,000	@	Sanofi-Aventis SA ADR	5,874,200	0.7
			58,045,663	6.7
		Industrials: 2.6%
8,400		Caterpillar, Inc.	730,548	0.1
469,500		General Electric Co.	10,854,840	1.2
20,140		Lockheed Martin Corp.	1,943,913	0.2
30,500		Raytheon Co.	1,793,095	0.2
45,300		Republic Services, Inc.	1,494,900	0.2
11,900		Rockwell Automation, Inc.	1,027,565	0.1
131,000		Waste Management, Inc.	5,136,510	0.6
			22,981,371	2.6
		Information Technology: 2.5%
2,800		Apple, Inc.	1,239,364	0.1
66,500		Cisco Systems, Inc.	1,390,515	0.2
512,200		Intel Corp.	11,191,570	1.3
123,100		Microsoft Corp.	3,521,891	0.4
40,900		Oracle Corp.	1,322,706	0.2
80,400		Texas Instruments, Inc.	2,852,592	0.3
			21,518,638	2.5
		Materials: 7.0%
268,900		Barrick Gold Corp.	7,905,660	0.9
202,300		BHP Billiton PLC	5,891,350	0.7
367,700		Dow Chemical Co.	11,707,568	1.3
129,100		EI Du Pont de Nemours & Co.	6,346,556	0.7
133,000		Freeport-McMoRan Copper & Gold, Inc.	4,402,300	0.5
118,200		GoldCorp, Inc.	3,975,066	0.5
130,000		LyondellBasell Industries NV Class A	8,227,700	0.9
198,000		Newmont Mining Corp.	8,294,220	1.0
86,500	L	Rio Tinto PLC ADR	4,072,420	0.5
			60,822,840	7.0
		Telecommunication Services: 2.9%
275,000		AT&T, Inc.	10,089,750	1.2
50,000		CenturyTel, Inc.	1,756,500	0.2
54,300		France Telecom S.A.	550,215	0.1
100,000	L	Frontier Communications Corp.	398,000	0.0
800,000		Telstra Corp., Ltd.	3,761,672	0.4
51,666		Vivendi	1,068,871	0.1
2,750,000		Vodafone Group PLC	7,803,660	0.9
			25,428,668	2.9
		Utilities: 12.9%
53,000		AGL Resources, Inc.	2,223,350	0.2
150,000		American Electric Power Co., Inc.	7,294,500	0.8
111,700		Dominion Resources, Inc.	6,498,706	0.7
173,765		Duke Energy Corp.	12,613,601	1.4
220,000	@, L	Dynegy, Inc.	5,277,800	0.6
85,000		Entergy Corp.	5,375,400	0.6
255,000		Exelon Corp.	8,792,400	1.0
100,000		FirstEnergy Corp.	4,220,000	0.5
130,830		NextEra Energy, Inc.	10,162,875	1.2

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
213,200		Pacific Gas & Electric Co.	$9,493,796	1.1
100,000		Pinnacle West Capital Corp.	5,789,000	0.7
185,200		PPL Corp.	5,798,612	0.7
175,000		Public Service Enterprise Group, Inc.	6,009,500	0.7
105,000		Sempra Energy	8,393,700	1.0
125,000		Southern Co.	5,865,000	0.7
162,000		TECO Energy, Inc.	2,886,840	0.3
200,000		Xcel Energy, Inc.	5,940,000	0.7
			112,635,080	12.9
		Total Common Stock
		(Cost $410,195,996)	445,239,911	51.1
PREFERRED STOCK: 4.4%
		Consumer Discretionary: 0.1%
30,000	@, L	General Motors Co.	1,288,200	0.1
		Energy: 0.7%
3,500	#, @	Chesapeake Energy Corp.	3,585,313	0.4
25,000	@	SandRidge Energy, Inc.	2,237,500	0.3
			5,822,813	0.7
		Financials: 3.5%
1,839	#, @, P	Ally Financial, Inc.	1,818,771	0.2
9,300	@	Bank of America Corp.	11,328,888	1.3
50	@, P	Fannie Mae	562,500	0.1
100,000	@, P	Federal National Mortgage Association - Series Q	330,000	0.1
194,460	@, L, P	Federal National Mortgage Association - Series R	567,823	0.1
96,100	@, P	Federal National Mortgage Association - Series S	312,325	0.0
90,000	@	Felcor Lodging Trust, Inc.	2,264,058	0.2
191,500	@, P	Federal Home Loan Mortgage Corp.	635,780	0.1
40,000	@	MetLife, Inc.	1,976,000	0.2
8,000	@	Wells Fargo & Co.	10,310,000	1.2
			30,106,145	3.5
		Materials: 0.1%
33,000	@	AngloGold Ashanti Ltd.	939,840	0.1
		Total Preferred Stock
		(Cost $47,526,533)	38,156,998	4.4
WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
11,118		General Motors Co.	131,081	0.0
11,118		General Motors Co.	205,794	0.1
			336,875	0.1
		Utilities: 0.0%
21,595		Dynegy, Inc.	27,858	0.0
		Total Warrants
		(Cost $1,798,381)	364,733	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.7%
		Consumer Discretionary: 7.3%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	$2,038,500	0.2
1,500,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,616,250	0.2
3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,378,750	0.4
2,200,000		Cablevision Systems Corp., 8.000%, 04/15/20	2,486,000	0.3
1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,170,000	0.1
1,200,000		Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	1,188,750	0.1
2,500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,656,250	0.3
2,000,000		Ceridian Corp., 11.250%, 11/15/15	2,075,000	0.2
4,432,500		Chrysler Group, LLC - Term Loan B, 6.000%, 05/24/17	4,525,503	0.5
1,400,000		CityCenter Holdings, LLC / CityCenter Finance Corp., 7.625%, 01/15/16	1,510,250	0.2
6,182,944		Clear Channel Communications, Inc., 3.854%, 01/29/16	5,495,092	0.6
1,853,000	#, L	Clear Channel Communications, Inc., 9.000%, 12/15/19	1,790,461	0.2
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	4,975,375	0.6
3,000,000	L	ClubCorp Club Operations, Inc., 10.000%, 12/01/18	3,405,000	0.4
2,000,000		CSC Holdings, LLC, 6.750%, 11/15/21	2,252,500	0.3
5,000,000		Cumulus Media, Inc., 7.500%, 03/01/19	5,200,000	0.6
600,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	666,750	0.1
750,000		Harrah’s Operating Co., Inc., 11.250%, 06/01/17	801,563	0.1
2,000,000	#, L	Innovation Ventures, LLC / Innovation Ventures Finance Corp., 9.500%, 08/15/19	1,695,000	0.2
500,000		KB Home, 6.250%, 06/15/15	538,750	0.1
2,500,000		KB Home, 7.500%, 09/15/22	2,818,750	0.3

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
Consumer Discretionary (continued)
3,000,000	#	Landry’s, Inc., 9.375%, 05/01/20	$3,247,500	0.4
400,000	#	MGM Resorts International, 6.750%, 10/01/20	425,000	0.1
1,500,000	MGM Resorts International, 10.000%, 11/01/16	1,796,250	0.2
559,786	±	SuperMedia, Inc., 11.153%, 12/31/15	413,962	0.0
2,068,779	U.S. Investigations Services, Inc., 5.000%, 02/21/15	2,029,989	0.2
EUR	1,061,822	#	UPC Germany GmbH, 8.125%, 12/01/17	1,468,083	0.2
1,900,000	Visant Corp., 10.000%, 10/01/17	1,743,250	0.2
63,408,528	7.3
Consumer Staples: 1.4%
1,200,000	Dean Foods Co., 9.750%, 12/15/18	1,395,000	0.2
800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	878,000	0.1
1,000,000	JBS USA, LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,110,000	0.1
900,000	Reynolds Group Issuer, Inc., 5.750%, 10/15/20	919,125	0.1
1,400,000	Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,550,500	0.2
500,000	Reynolds Group Issuer, Inc., 8.250%, 02/15/21	516,875	0.0
2,300,000	Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,527,125	0.3
2,500,000	L	Supervalu, Inc., 8.000%, 05/01/16	2,612,500	0.3
1,000,000	#, L	US Foodservice, 8.500%, 06/30/19	1,066,250	0.1
12,575,375	1.4
Energy: 4.9%
1,300,000	Antero Resources Finance Corp., 7.250%, 08/01/19	1,415,375	0.2
1,400,000	Antero Resources Finance Corp., 9.375%, 12/01/17	1,526,000	0.2
1,500,000	L	Arch Coal, Inc., 7.250%, 06/15/21	1,353,750	0.2
500,000	Bill Barrett Corp., 7.000%, 10/15/22	526,250	0.1
2,000,000	Chesapeake Energy Corp. - Term Loan B, 5.750%, 12/02/17	2,065,358	0.2
4,200,000	Chesapeake Energy Corp., 5.750%, 03/15/23	4,268,250	0.5
800,000	Chesapeake Energy Corp., 6.875%, 11/15/20	876,000	0.1
3,300,000	Chesapeake Energy Corp., 6.875%, 08/15/18	3,543,375	0.4
6,000,000	Chesapeake Energy Corp., 7.250%, 12/15/18	6,840,000	0.8
1,400,000	Consol Energy, Inc., 8.250%, 04/01/20	1,557,500	0.2
1,500,000	El Paso Corp., 7.750%, 01/15/32	1,688,143	0.2
1,500,000	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,702,500	0.2
2,500,000	EP Energy, LLC, 9.375%, 05/01/20	2,900,000	0.3
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	978,735	0.1
2,000,000	#	Halcon Resources Corp., 9.750%, 07/15/20	2,220,000	0.3
2,000,000	Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,215,000	0.2
1,000,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, 10.750%, 10/01/20	1,115,000	0.1
1,000,000	Peabody Energy Corp., 6.250%, 11/15/21	1,045,000	0.1
2,600,000	#	Samson Investment Co., 9.750%, 02/15/20	2,775,500	0.3
2,000,000	W&T Offshore, Inc., 8.500%, 06/15/19	2,185,000	0.2
42,796,736	4.9
Financials: 3.3%
1,000,000	Ally Financial, Inc., 6.250%, 12/01/17	1,122,509	0.1
1,500,000	Bank of America Corp., 8.125%, 12/29/49	1,698,654	0.2
GBP	1,000,000	#	Boparan Holdings Ltd., 9.875%, 04/30/18	1,694,954	0.2
1,300,000	E*TRADE Financial Corp., 6.000%, 11/15/17	1,366,625	0.2
2,000,000	International Lease Finance Corp., 8.875%, 09/01/17	2,415,000	0.3
12,500,000	JPMorgan Chase & Co., 7.900%, 04/29/49	14,382,325	1.6
700,000	#	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.375%, 10/01/17	735,000	0.1
2,000,000	#	Liberty Mutual Group, Inc., 10.750%, 06/15/58	3,100,000	0.3
2,300,000	#	Nuveen Investments, Inc., 9.500%, 10/15/20	2,415,000	0.3
28,930,067	3.3
Health Care: 2.8%
800,000	Grifols, Inc., 8.250%, 02/01/18	884,000	0.1
3,000,000	HCA, Inc., 6.500%, 02/15/16	3,292,500	0.4
3,400,000	HCA, Inc., 6.500%, 02/15/20	3,844,125	0.4
3,200,000	HCA, Inc., 7.500%, 02/15/22	3,688,000	0.4

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Health Care (continued)
2,455,000			Tenet Healthcare Corp., 8.000%, 08/01/20	$2,715,844	0.3
5,000,000			Tenet Healthcare Corp., 9.250%, 02/01/15	5,650,000	0.7
3,200,000			Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,424,000	0.4
500,000			Vanguard Health Holding Co. II, LLC, 7.750%, 02/01/19	537,500	0.1
				24,035,969	2.8
			Industrials: 3.8%
1,600,000		#, L	Abengoa Finance SAU, 8.875%, 11/01/17	1,568,000	0.2
1,100,000		#	CEVA Group PLC, 8.375%, 12/01/17	1,138,500	0.1
3,600,000		#	CEVA Group PLC, 11.500%, 04/01/18	3,321,000	0.4
1,000,000		#	CEVA Group PLC, 12.750%, 03/31/20	812,500	0.1
2,500,000			CHC Helicopter SA, 9.250%, 10/15/20	2,670,313	0.3
4,300,000			Chrysler Group, LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,821,375	0.6
3,000,000			Dynacast International, LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	3,300,000	0.4
3,200,000			Goodyear Tire & Rubber Co/The, 6.500%, 03/01/21	3,316,000	0.4
1,000,000		#, &	Jaguar Holding Co. I, 9.375%, 10/15/17	1,078,750	0.1
1,500,000		#	Laureate Education, Inc., 9.250%, 09/01/19	1,674,375	0.2
1,000,000			Manitowoc Co., Inc., 9.500%, 02/15/18	1,107,500	0.1
1,097,250			Navistar International Corp., 7.000%, 08/17/17	1,111,746	0.1
1,400,000		L	Navistar International Corp., 8.250%, 11/01/21	1,433,250	0.2
2,500,000			Niska Gas Storage US, LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	2,618,750	0.3
1,100,000			United Rentals North America, Inc., 8.375%, 09/15/20	1,232,000	0.1
EUR	1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	1,969,889	0.2
				33,173,948	3.8
			Information Technology: 6.4%
3,600,000			CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	4,036,500	0.4
596,000			CDW, LLC / CDW Finance Corp., 12.535%, 10/12/17	642,935	0.1
3,276,964			First Data Corp. - Term Loan B-3, 4.204%, 03/24/18	3,305,381	0.4
2,742,365			First Data Corp., 5.204%, 03/24/17	2,766,146	0.3
4,179,000		#	First Data Corp., 8.250%, 01/15/21	4,367,055	0.5
3,187,000		#, &	First Data Corp., 8.750%, 01/15/22	3,386,188	0.4
500,000		L	First Data Corp., 9.875%, 09/24/15	517,500	0.0
8,500,000		L	First Data Corp., 11.250%, 03/31/16	8,585,000	1.0
6,400,000			First Data Corp., 12.625%, 01/15/21	6,968,000	0.8
3,000,000		L	Freescale Semiconductor, Inc., 8.050%, 02/01/20	3,187,500	0.4
3,000,000		#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	3,307,500	0.4
333,000			Freescale Semiconductor, Inc., 10.125%, 12/15/16	343,823	0.0
4,426,000		#	Freescale Semiconductor, Inc., 10.125%, 03/15/18	4,923,925	0.6
5,980,000			Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,817,200	0.8
600,000			Infor US, Inc., 9.375%, 04/01/19	683,250	0.1
1,225,714			SRA International, Inc. - Term Loan B, 6.500%, 07/20/18	1,225,714	0.1
800,000			SRA International, Inc., 11.000%, 10/01/19	844,000	0.1
				55,907,617	6.4
			Materials: 3.0%
1,400,000			Cemex SAB de CV, 3.250%, 03/15/16	1,856,750	0.2
805,000			Cemex SAB de CV, 3.750%, 03/15/18	1,091,781	0.1
4,000,000		#	Cemex SAB de CV, 9.000%, 01/11/18	4,450,000	0.5
1,500,000		#, L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,582,500	0.2
600,000		#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	631,500	0.1
2,000,000		#, L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,167,500	0.3
EUR	3,220,000	#	Ineos Group Holdings PLC, 7.875%, 02/15/16	4,168,846	0.5
1,800,000		#	Inmet Mining Corp., 8.750%, 06/01/20	1,998,000	0.2
EUR	2,500,000	#, L	Kerling PLC, 10.625%, 02/01/17	2,988,963	0.3
EUR	1,800,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,596,216	0.3
2,500,000		L	Molycorp, Inc., 10.000%, 06/01/20	2,475,000	0.3
				26,007,056	3.0

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services: 2.2%
4,500,000	L	Cricket Communications, Inc., 7.750%, 10/15/20	$4,511,250	0.5
900,000		Frontier Communications Corp., 8.500%, 04/15/20	1,023,750	0.1
1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,728,750	0.2
1,000,000		Sprint Nextel Corp., 7.000%, 08/15/20	1,105,000	0.1
3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	4,335,625	0.5
1,000,000		Sprint Nextel Corp., 9.125%, 03/01/17	1,187,500	0.2
3,500,000		Sprint Nextel Corp., 11.500%, 11/15/21	4,913,125	0.6
			18,805,000	2.2
		Utilities: 3.6%
904,000	#	Calpine Corp., 7.500%, 02/15/21	996,660	0.1
872,000	#	Calpine Corp., 7.875%, 01/15/23	972,280	0.1
708,000	#	Calpine Corp., 7.875%, 07/31/20	778,800	0.1
1,433,110		Dynegy Midwest Gen, LLC Term First, 9.250%, 08/05/16	1,498,794	0.2
2,466,216		Dynegy Power, LLC, 9.250%, 08/05/16	2,575,654	0.3
1,500,000	X	GCB Dyengy Holdings Escrow, 05/01/16	—	—
7,000,000	X	GCB Dyengy Holdings Escrow, 06/01/15	—	—
2,500,000	X	GCB Dyengy Holdings Escrow, 06/01/19	—	—
1,500,000	#	Intergen NV, 9.000%, 06/30/17	1,481,250	0.2
2,000,000		GenOn Energy, Inc., 7.625%, 06/15/14	2,140,000	0.3
1,900,000		GenOn Energy, Inc., 7.875%, 06/15/17	2,128,000	0.2
2,500,000		Sabine Pass LNG LP, 7.500%, 11/30/16	2,775,000	0.3
14,830,999		Texas Competitive Electric Holdings Co., LLC - Term Loan, 4.702%, 10/10/17	10,567,013	1.2
7,590,025		Texas Competitive Electric Holdings Co., LLC, 4.792%, 10/10/17	5,407,855	0.6
			31,321,306	3.6
		Total Corporate Bonds/Notes
		(Cost $311,778,359)	336,961,602	38.7
STRUCTURED PRODUCTS: 0.2%
		Banks: 0.2%
50,000	#, @, Z	Freeport-McMoRan Copper & Gold, Inc., Equity-Linked Note (Deutsche Bank AG), 10.000%, 11/05/13	1,759,035	0.2
		Total Structured Products
		(Cost $1,971,000)	1,759,035	0.2
		Total Long-Term Investments
		(Cost $773,270,269)	822,482,279	94.5
SHORT-TERM INVESTMENTS: 5.1%
		U.S. Government Agency Obligations: 1.7%
15,000,000	Z	Federal Home Loan Bank Discount Notes, 04/01/13
		(Cost $15,000,000)	15,000,000	1.7
		Securities Lending Collateral(cc)(1): 3.2%
1,379,391		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $1,379,415, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $1,406,979, due 05/31/14)	1,379,391	0.2
6,552,577		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $6,552,721, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $6,683,631, due 03/31/13-03/15/53)	6,552,577	0.7
6,552,577		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $6,552,721, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $6,683,629, due 09/01/22-04/01/43)	6,552,577	0.8

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
6,552,577		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $6,552,721, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,683,631, due 04/25/13-01/01/47)	$6,552,577	0.8
6,552,577		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $6,552,735, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $6,683,629, due 07/01/27-04/01/43)	6,552,577	0.7
			27,589,699	3.2
		Structured Products: 0.2%
150,000	@	Corning, Inc. Equity Linked Note (Credit Suisse Group AG), 9.000%, 10/18/13
		(Cost $1,942,500)	2,074,350	0.2
		Total Short-Term Investments
		(Cost $44,532,199)	44,664,049	5.1
		Total Investments in Securities (Cost $817,802,468)	$867,146,328	99.6
		Assets in Excess of Other Liabilities	3,798,673	0.4
		Net Assets	$870,945,001	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	EUR	EU Euro
	GBP	British Pound

		Cost for federal income tax purposes is $818,014,690.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$117,540,558
		Gross Unrealized Depreciation	(68,408,920)
		Net Unrealized Appreciation	$49,131,638

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$8,944,529	$—	$—	$8,944,529
Consumer Staples	7,195,349	4,726,604	—	11,921,953
Energy	68,713,525	—	—	68,713,525
Financials	40,460,369	13,767,275	—	54,227,644
Health Care	47,158,812	10,886,851	—	58,045,663
Industrials	22,981,371	—	—	22,981,371
Information Technology	21,518,638	—	—	21,518,638
Materials	54,931,490	5,891,350	—	60,822,840
Telecommunication Services	12,244,250	13,184,418	—	25,428,668
Utilities	112,635,080	—	—	112,635,080
Total Common Stock	396,783,413	48,456,498	—	445,239,911
Preferred Stock	14,844,040	23,312,958	—	38,156,998
Warrants	364,733	—	—	364,733
Corporate Bonds/Notes	—	336,961,602	—	336,961,602
Structured Products	—	1,759,035	—	1,759,035
Short-Term Investments	—	44,664,049	—	44,664,049
Total Investments, at fair value	$411,992,186	$455,154,142	$—	$867,146,328

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 83.2%
		Consumer Discretionary: 7.9%
370,242		British Sky Broadcasting PLC	$4,976,403	1.0
27,995		Comcast Corp. – Special Class A	1,109,162	0.2
1,919		Cie Financiere Richemont SA	151,086	0.0
154,440	@	General Motors Co.	4,296,521	0.9
76,480		Kohl’s Corp.	3,528,022	0.7
292,214		News Corp. - Class B	8,988,503	1.8
440,822	@, X	Prime AET&D Holdings	—	—
592,520		Reed Elsevier PLC	7,049,595	1.5
64,609		Time Warner Cable, Inc.	6,206,341	1.3
25,030		Tribune Co.	1,422,955	0.3
15,346	@	Tribune Co. - Class B	890,068	0.2
			38,618,656	7.9
		Consumer Staples: 15.0%
138,520		Altria Group, Inc.	4,763,703	1.0
177,310		Avon Products, Inc.	3,675,636	0.8
195,607		British American Tobacco PLC	10,488,989	2.2
92,470		Coca-Cola Enterprises, Inc.	3,413,993	0.7
200,794		CVS Caremark Corp.	11,041,662	2.3
77,537		Dr Pepper Snapple Group, Inc.	3,640,362	0.7
213,592		Imperial Tobacco Group PLC	7,470,474	1.5
225,168		Kroger Co.	7,462,068	1.5
118,572		Lorillard, Inc.	4,784,380	1.0
68,310		Mondelez International, Inc.	2,090,969	0.4
32,274		Pernod-Ricard S.A.	4,022,569	0.8
33,421		Philip Morris International, Inc.	3,098,461	0.6
106,990		Walgreen Co.	5,101,283	1.0
32,769		Wal-Mart Stores, Inc.	2,452,104	0.5
			73,506,653	15.0
		Energy: 11.2%
83,249		Apache Corp.	6,423,493	1.3
114,071		Baker Hughes, Inc.	5,294,035	1.1
75,546		BG Group PLC	1,300,005	0.3
554,065		BP PLC	3,896,206	0.8
151,640		Consol Energy, Inc.	5,102,686	1.0
36,835		Ensco PLC	2,210,100	0.5
237,162		Marathon Oil Corp.	7,997,103	1.6
56,464		Murphy Oil Corp.	3,598,451	0.7
98,130		Plains Exploration & Production Co.	4,658,231	1.0
248,577		Royal Dutch Shell PLC	8,050,636	1.6
108,945	@	Transocean Ltd.	5,660,782	1.2
40,396		WPX Energy, Inc.	647,144	0.1
			54,838,872	11.2
		Financials: 16.7%
80,286	@	ACE Ltd.	7,143,045	1.5
229,712	@	American International Group, Inc.	8,917,420	1.8
9,488		Alexander’s, Inc.	3,128,099	0.6
13,150	@	Alleghany Corp.	5,206,348	1.1
49,872	#, @, X	Bond Street Holdings, LLC	1,023,849	0.2
454,259	@, X	Canary Wharf Group PLC	1,830,068	0.4
61,833	@	CIT Group, Inc.	2,688,499	0.6
119,902		Citigroup, Inc.	5,304,464	1.1
98,875		CNO Financial Group, Inc.	1,132,119	0.2
51,610	@	Forestar Real Estate Group, Inc.	1,128,195	0.2
47,924	@	Guaranty Bancorp	100,640	0.0
73,450		JPMorgan Chase & Co.	3,485,937	0.7
34,918		KB Financial Group, Inc.	1,166,479	0.2
130,979		Metlife, Inc.	4,979,821	1.0
189,710		Morgan Stanley	4,169,826	0.9
77,412		NYSE Euronext	2,991,200	0.6
117,880		PNC Financial Services Group, Inc.	7,839,020	1.6
36,778	@, X	Realogy Holdings Corp.	1,706,425	0.4
73,364		Wells Fargo & Co.	2,713,734	0.6
20,198	@	White Mountains Insurance Group Ltd.	11,454,690	2.3
12,332		Zurich Insurance Group AG	3,442,474	0.7
			81,552,352	16.7
		Health Care: 9.8%
8,396	@	Boston Scientific Corp.	65,573	0.0
113,767		Cigna Corp.	7,095,648	1.4
37,073		Eli Lilly & Co.	2,105,376	0.4
61,331	@	Hospira, Inc.	2,013,497	0.4
162,398		Medtronic, Inc.	7,626,210	1.6
311,552		Merck & Co., Inc.	13,779,945	2.8
200,290		Pfizer, Inc.	5,780,369	1.2
28,467		Stryker Corp.	1,857,187	0.4
94,020		Teva Pharmaceutical Industries Ltd. ADR	3,730,713	0.8
5,592		UnitedHealth Group, Inc.	319,918	0.1
50,120		WellPoint, Inc.	3,319,448	0.7
			47,693,884	9.8
		Industrials: 4.4%
729		AP Moller - Maersk A/S - Class B	5,721,594	1.2
104,423	@	Federal Signal Corp.	850,003	0.2
77,388		Huntington Ingalls Industries, Inc.	4,127,102	0.8
69,947	@	Oshkosh Truck Corp.	2,972,048	0.6
52,568		Owens Corning, Inc.	2,072,756	0.4
47,812		Raytheon Co.	2,810,868	0.6
32,921		Stanley Black & Decker, Inc.	2,665,613	0.6
			21,219,984	4.4
		Information Technology: 10.3%
19,650		Apple, Inc.	8,697,680	1.8
285,306		Cisco Systems, Inc.	5,965,749	1.2
93,031		Dell, Inc.	1,333,134	0.3
4,589		Google, Inc. - Class A	3,643,804	0.7
189,010		Hewlett-Packard Co.	4,505,999	0.9
374,161		Microsoft Corp.	10,704,746	2.2

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
10,370			Nintendo Co., Ltd.	$1,120,971	0.2
199,102		@	Symantec Corp.	4,913,837	1.0
93,709		@	TE Connectivity Ltd.	3,929,218	0.8
659,362			Xerox Corp.	5,670,513	1.2
				50,485,651	10.3
			Materials: 3.7%
19,447			Domtar Corp.	1,509,476	0.3
138,937			International Paper Co.	6,471,686	1.3
19,520			Linde AG	3,636,149	0.7
104,367			MeadWestvaco Corp.	3,788,522	0.8
136,698		@	ThyssenKrupp AG	2,786,921	0.6
				18,192,754	3.7
			Telecommunication Services: 1.8%
3,145,044			Vodafone Group PLC	8,924,675	1.8
			Utilities: 2.4%
27,946			Entergy Corp.	1,767,305	0.4
103,444			Exelon Corp.	3,566,749	0.7
113,676			Gaz de France	2,183,829	0.4
161,533			NRG Energy, Inc.	4,279,009	0.9
				11,796,892	2.4
			Total Common Stock
			(Cost $338,706,811)	406,830,373	83.2

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.0%
			Consumer Discretionary: 1.3%
302,722			American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21	$314,831	0.0
460,161			Clear Channel Communications, Inc., 3.854%, 01/29/16	404,941	0.1
3,661,780			Clear Channel Communications, Inc., 3.854%, 01/29/16	3,254,407	0.7
2,575,000		#	Clear Channel Communications, Inc., 9.000%, 12/15/19	2,488,094	0.5
				6,462,273	1.3
			Financials: —%
1,216,000		±, X	Tropicana Entertainment, LLC, 9.625%, 12/15/14	—	—
			Industrials: 0.8%
69,481			American Airlines Pass-Through Trust, 10.375%, 07/02/19	72,607	0.0
27,043			American Airlines, Inc., 13.000%, 08/01/16	28,328	0.0
3,223,000		#, ±	American Airlines, Inc., 03/15/16	3,714,507	0.8
				3,815,442	0.8
			Telecommunication Services: 0.2%
616,000			Cengage Learning Acquisition, Inc., 2.710%, 07/03/14	477,015	0.1
EUR	167,000	#	Wind Acquisition Finance S.A., 7.375%, 02/15/18	219,421	0.0
EUR	237,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	322,028	0.1
100,000		#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	106,500	0.0
				1,124,964	0.2
			Utilities: 1.7%
33,000		X	Calpine Corp. Escrow, 12/01/13	—	—
49,000		X	Calpine Corp. Escrow, 07/15/13	—	—
97,000		X	Calpine Corp. Escrow, 07/15/30	—	—
445,000			Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc., 11.000%, 10/01/21	495,619	0.1
388,000		#	Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc., 11.750%, 03/01/22	448,140	0.1
3,208,000		#	Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 11.500%, 10/01/20	2,414,020	0.5
6,400,233			Texas Competitive Electric Holdings Co., LLC, 4.702%, 10/10/17	4,560,134	0.9
3,254,000			Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	341,670	0.1
				8,259,583	1.7
			Total Corporate Bonds/Notes
			(Cost $21,486,698)	19,662,262	4.0
			Total Long-Term Investments
			(Cost $360,193,509)	426,492,635	87.2
SHORT-TERM INVESTMENTS: 11.3%
			U.S. Government Agency Obligations: 1.2%
5,700,000		Z	Federal Home Loan Bank Discount Notes, 04/01/13
			(Cost $5,700,000)	5,700,000	1.2
			U.S. Treasury Bills: 10.1%
3,000,000			United States Treasury Bill, 0.050%, 05/16/13	2,999,824	0.6
2,000,000			United States Treasury Bill, 0.050%, 06/06/13	1,999,808	0.4
4,000,000			United States Treasury Bill, 0.060%, 06/13/13	3,999,532	0.9
3,000,000			United States Treasury Bill, 0.070%, 07/05/13	2,999,466	0.6
2,000,000			United States Treasury Bill, 0.080%, 08/01/13	1,999,474	0.4
2,500,000			United States Treasury Bill, 0.080%, 08/15/13	2,499,197	0.5
2,000,000			United States Treasury Bill, 0.090%, 05/02/13	1,999,846	0.4

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		U.S. Treasury Bills (continued)
2,000,000		United States Treasury Bill, 0.090%, 08/29/13	$1,999,272	0.4
3,000,000		United States Treasury Bill, 0.090%, 09/05/13	2,998,824	0.6
1,000,000		United States Treasury Bill, 0.100%, 09/26/13	999,481	0.2
3,000,000		United States Treasury Bill, 0.060%, 04/11/13	2,999,949	0.6
2,000,000		United States Treasury Bill, 0.064%, 04/18/13	1,999,930	0.4
2,000,000		United States Treasury Bill, 0.060%, 05/30/13	1,999,799	0.4
1,000,000		United States Treasury Bill, 0.070%, 05/09/13	999,924	0.2
5,000,000		United States Treasury Bill, 0.070%, 07/18/13	4,998,915	1.1
2,000,000		United States Treasury Bill, 0.070%, 07/25/13	1,999,552	0.4
4,000,000		United States Treasury Bill, 0.080%, 08/08/13	3,998,784	0.8
3,000,000		United States Treasury Bill, 0.090%, 09/12/13	2,998,701	0.6
3,000,000		United States Treasury Bill, 0.100%, 09/19/13	2,998,575	0.6
			49,488,853	10.1
		Total Short-Term Investments
		(Cost $55,185,071)	55,188,853	11.3
		Total Investments in Securities (Cost $415,378,580)	$481,681,488	98.5
		Assets in Excess of Other Liabilities	7,317,960	1.5
		Net Assets	$488,999,448	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro

		Cost for federal income tax purposes is $415,965,465.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$88,046,147
		Gross Unrealized Depreciation	(22,330,124)
		Net Unrealized Appreciation	$65,716,023

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$25,551,504	$13,067,152	$—	$38,618,656
Consumer Staples	51,524,621	21,982,032	—	73,506,653
Energy	41,592,025	13,246,847	—	54,838,872
Financials	72,383,057	6,315,378	2,853,917	81,552,352
Health Care	47,693,884	—	—	47,693,884
Industrials	15,498,390	5,721,594	—	21,219,984
Information Technology	49,364,680	1,120,971	—	50,485,651
Materials	11,769,684	6,423,070	—	18,192,754
Telecommunication Services	—	8,924,675	—	8,924,675
Utilities	9,613,063	2,183,829	—	11,796,892
Total Common Stock	324,990,908	78,985,548	2,853,917	406,830,373
Corporate Bonds/Notes	—	19,662,262	—	19,662,262
Short-Term Investments	—	55,188,853	—	55,188,853
Total Investments, at fair value	$324,990,908	$153,836,663	$2,853,917	$481,681,488
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,626,926	—	1,626,926
Total Assets	$324,990,908	$155,463,589	$2,853,917	$483,308,414
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(108,342)	$—	$(108,342)
Total Liabilities	$—	$(108,342)	$—	$(108,342)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	EU Euro	98,552	Buy	05/17/13	$128,791	$126,369	$(2,422)
Bank of America	EU Euro	131,712	Buy	05/17/13	176,041	168,888	(7,153)
Bank of America	EU Euro	226,158	Buy	05/17/13	302,276	289,990	(12,286)
Bank of America	EU Euro	44,405	Buy	05/17/13	59,507	56,938	(2,569)
Bank of America	Japanese Yen	4,979,800	Buy	04/22/13	60,518	52,907	(7,611)
Bank of America	Japanese Yen	620,000	Buy	04/22/13	7,558	6,587	(971)
Bank of America	Japanese Yen	1,814,750	Buy	04/22/13	22,065	19,280	(2,785)
Credit Suisse Group AG	Japanese Yen	2,644,274	Buy	04/22/13	28,121	28,094	(27)
Credit Suisse Group AG	Swiss Franc	6,200	Buy	08/12/13	6,567	6,544	(23)
Credit Suisse Group AG	Japanese Yen	1,659,200	Buy	04/22/13	20,136	17,628	(2,508)
Credit Suisse Group AG	EU Euro	68,000	Buy	05/17/13	89,475	87,193	(2,282)
Deutsche Bank AG	EU Euro	160,000	Buy	05/17/13	204,501	205,159	658
Deutsche Bank AG	EU Euro	160,626	Buy	05/17/13	207,179	205,963	(1,216)
Deutsche Bank AG	EU Euro	85,853	Buy	05/17/13	113,389	110,084	(3,305)
Deutsche Bank AG	EU Euro	121,807	Buy	05/17/13	162,597	156,187	(6,410)
Deutsche Bank AG	EU Euro	53,780	Buy	05/17/13	72,397	68,960	(3,437)
Deutsche Bank AG	Japanese Yen	2,428,500	Buy	04/22/13	27,840	25,802	(2,038)
Deutsche Bank AG	EU Euro	33,600	Buy	05/17/13	45,659	43,084	(2,575)
Deutsche Bank AG	Japanese Yen	1,100,000	Buy	04/22/13	12,864	11,687	(1,177)
Deutsche Bank AG	Japanese Yen	2,436,950	Buy	04/22/13	30,739	25,892	(4,847)
HSBC	Japanese Yen	2,333,250	Buy	04/22/13	24,908	24,789	(119)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

HSBC	Japanese Yen	3,422,100	Buy	04/22/13	$37,573	$36,357	$(1,216)
HSBC	EU Euro	58,617	Buy	05/17/13	78,423	75,161	(3,262)
HSBC	Japanese Yen	1,866,600	Buy	04/22/13	23,453	19,832	(3,621)
							$(73,202)

Bank of America	Japanese Yen	3,785,511	Sell	04/22/13	39,525	40,219	(694)
Bank of America	EU Euro	3,713,160	Sell	05/17/13	4,957,514	4,761,194	196,320
Bank of America	British Pound	108,838	Sell	08/19/13	165,163	165,269	(106)
Bank of America	British Pound	103,977	Sell	08/19/13	157,447	157,888	(441)
Bank of America	British Pound	72,617	Sell	08/19/13	109,377	110,268	(891)
Bank of America	British Pound	127,870	Sell	08/19/13	190,596	194,169	(3,573)
Bank of America	British Pound	79,915	Sell	08/19/13	119,297	121,350	(2,053)
Bank of America	British Pound	205,350	Sell	08/19/13	309,312	311,822	(2,510)
Bank of America	British Pound	113,408	Sell	08/19/13	170,282	172,209	(1,927)
Bank of America	British Pound	114,381	Sell	08/19/13	171,800	173,686	(1,886)
Bank of America	EU Euro	32,821	Sell	07/17/13	44,214	42,105	2,109
Bank of America	EU Euro	176,276	Sell	07/17/13	235,713	226,141	9,572
Bank of America	British Pound	8,089,368	Sell	08/19/13	12,538,521	12,283,627	254,894
Barclays Bank PLC	British Pound	49,638	Sell	08/19/13	75,013	75,375	(362)
Barclays Bank PLC	British Pound	85,247	Sell	08/19/13	127,133	129,447	(2,314)
Barclays Bank PLC	EU Euro	6,898,155	Sell	07/17/13	9,211,417	8,849,505	361,912
Credit Suisse Group AG	Japanese Yen	3,236,200	Sell	04/22/13	33,725	34,382	(657)
Credit Suisse Group AG	Japanese Yen	3,348,213	Sell	04/22/13	34,795	35,573	(778)
Credit Suisse Group AG	Swiss Franc	4,780	Sell	08/12/13	5,043	5,046	(3)
Credit Suisse Group AG	British Pound	72,617	Sell	08/19/13	109,202	110,268	(1,066)
Credit Suisse Group AG	British Pound	41,313	Sell	08/19/13	61,515	62,733	(1,218)
Credit Suisse Group AG	British Pound	170,494	Sell	08/19/13	254,148	258,894	(4,746)
Credit Suisse Group AG	British Pound	109,708	Sell	08/19/13	165,492	166,590	(1,098)
Credit Suisse Group AG	Japanese Yen	2,359,396	Sell	04/22/13	26,279	25,068	1,211
Credit Suisse Group AG	EU Euro	3,713,159	Sell	05/17/13	4,956,046	4,761,193	194,853
Credit Suisse Group AG	EU Euro	32,961	Sell	07/17/13	44,729	42,285	2,444
Credit Suisse Group AG	British Pound	38,907	Sell	08/19/13	58,967	59,080	(113)
Credit Suisse Group AG	EU Euro	28,225	Sell	07/17/13	37,793	36,209	1,584
Credit Suisse Group AG	Swiss Franc	32,409	Sell	08/12/13	35,459	34,207	1,252
Credit Suisse Group AG	British Pound	16,041,180	Sell	08/19/13	24,831,747	24,358,375	473,372
Deutsche Bank AG	Japanese Yen	2,203,404	Sell	04/22/13	24,312	23,410	902
Deutsche Bank AG	Japanese Yen	3,010,000	Sell	04/22/13	34,988	31,979	3,009
Deutsche Bank AG	British Pound	41,313	Sell	08/19/13	61,546	62,733	(1,187)
Deutsche Bank AG	EU Euro	27,376	Sell	07/17/13	36,965	35,120	1,845
Deutsche Bank AG	British Pound	50,745	Sell	08/19/13	77,421	77,056	365
Deutsche Bank AG	Swiss Franc	32,407	Sell	08/12/13	35,437	34,205	1,232
HSBC	Japanese Yen	2,022,150	Sell	04/22/13	21,763	21,484	279
HSBC	British Pound	106,261	Sell	08/19/13	161,830	161,356	474
HSBC	Japanese Yen	3,785,050	Sell	04/22/13	46,676	40,214	6,462
HSBC	British Pound	170,494	Sell	08/19/13	254,167	258,893	(4,726)
HSBC	British Pound	85,597	Sell	08/19/13	128,855	129,978	(1,123)
HSBC	British Pound	51,338	Sell	08/19/13	77,467	77,956	(489)
HSBC	EU Euro	16,411	Sell	07/17/13	22,116	21,054	1,062
HSBC	British Pound	77,813	Sell	08/19/13	117,637	118,158	(521)
HSBC	Japanese Yen	55,220,250	Sell	04/22/13	697,798	586,683	111,115
							$1,591,786

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Affiliated Investment Companies: 100.0%
25,654,281	ING Franklin Income Portfolio - Class I	$280,914,374	33.6
29,372,891	ING Franklin Mutual Shares Portfolio - Class I	280,217,385	33.6
20,590,452	ING Templeton Global Growth Portfolio - Class I	273,441,203	32.8
	Total Investments in Affiliated Investment Companies
	(Cost $655,916,152)	$834,572,962	100.0
	Assets in Excess of Other Liabilities	325,373	—
	Net Assets	$834,898,335	100.0

	Cost for federal income tax purposes is $764,154,629.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$70,418,333
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$70,418,333

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$834,572,962	$—	$—	$834,572,962
Total Investments, at fair value	$834,572,962	$—	$—	$834,572,962

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Canada: 9.8%
441,900		Barrick Gold Corp.	$12,991,860	1.7
341,500		Centerra Gold, Inc.	2,033,839	0.3
349,100	@	Dominion Diamond Corp.	5,704,641	0.7
722,263		Eldorado Gold Corp.	6,883,166	0.9
527,094		GoldCorp, Inc.	17,726,171	2.3
137,800		HudBay Minerals, Inc.	1,325,300	0.2
629,100	@	Lundin Mining Corp.	2,749,623	0.4
656,800		Suncor Energy, Inc.	19,710,568	2.6
132,896	L	Teck Cominco Ltd. - Class B	3,742,351	0.5
448,038	L	Thompson Creek Metals Co., Inc.	1,344,114	0.2
			74,211,633	9.8
		France: 1.1%
78,283		Technip S.A.	8,029,504	1.1
		Netherlands: 1.0%
111,642		Royal Dutch Shell PLC - Class A ADR	7,274,593	1.0
		Norway: 1.0%
304,800		Statoil ASA ADR	7,504,176	1.0
		United Kingdom: 1.5%
246,627		Antofagasta PLC	3,702,138	0.5
50,687		Randgold Resources Ltd. ADR	4,358,068	0.6
69,241		Rio Tinto PLC	3,261,300	0.4
			11,321,506	1.5
		United States: 84.4%
340,400		Anadarko Petroleum Corp.	29,767,980	4.0
889,147	L	Arch Coal, Inc.	4,828,068	0.6
312,500	L	Basic Energy Services, Inc.	4,271,875	0.6
268,200	@	Cameron International Corp.	17,486,640	2.3
84,500		Celanese Corp.	3,722,225	0.5
551,879		Chevron Corp.	65,574,263	8.7
58,400		Cimarex Energy Co.	4,405,696	0.6
128,500	L	Cliffs Natural Resources, Inc.	2,442,785	0.3
174,400		Cobalt International Energy, Inc.	4,918,080	0.7
63,600		Concho Resources, Inc.	6,196,548	0.8
120,300		ConocoPhillips	7,230,030	1.0
88,700		Consol Energy, Inc.	2,984,755	0.4
89,822		Continental Resources, Inc.	7,808,226	1.0
188,300		Devon Energy Corp.	10,623,886	1.4
80,600		Domtar Corp.	6,256,172	0.8
186,000		Energy XXI Bermuda Ltd.	5,062,920	0.7
190,900		EOG Resources, Inc.	24,448,563	3.2
63,100		EQT Corp.	4,275,025	0.6
761,258		ExxonMobil Corp.	68,596,958	9.1
222,700		Forum Energy Technologies, Inc.	6,404,852	0.9
489,700		Freeport-McMoRan Copper & Gold, Inc.	16,209,070	2.2
505,600		FX Energy, Inc.	1,698,816	0.2
636,128		Halliburton Co.	25,705,933	3.4
130,600		Hess Corp.	9,352,266	1.2
100,900		HollyFrontier Corp.	5,191,305	0.7
314,700		International Paper Co.	14,658,726	1.9
208,600		Laredo Petroleum Holdings, Inc.	3,815,294	0.5
429,200		Marathon Oil Corp.	14,472,624	1.9
122,100		Mosaic Co.	7,278,381	1.0
130,512		National Oilwell Varco, Inc.	9,233,724	1.2
281,200	@	Newfield Exploration Co.	6,304,504	0.8
238,600		Newmont Mining Corp.	9,994,954	1.3
199,400		Noble Corp.	7,607,110	1.0
267,700		Oasis Petroleum, Inc.	10,191,339	1.4
440,100		Occidental Petroleum Corp.	34,490,637	4.6
100,000		Patterson-UTI Energy, Inc.	2,384,000	0.3
119,500		Phillips 66	8,361,415	1.1
68,100		Pioneer Natural Resources Co.	8,461,425	1.1
123,300		Plains Exploration & Production Co.	5,853,051	0.8
229,400		Range Resources Corp.	18,590,576	2.5
91,000		Rosetta Resources, Inc.	4,329,780	0.6
270,800	@	Rowan Companies PLC	9,575,488	1.3
99,400		Royal Gold, Inc.	7,060,382	0.9
688,625		Schlumberger Ltd.	51,571,126	6.8
77,700		SM Energy Co.	4,601,394	0.6
155,800	@	Southwestern Energy Co.	5,805,108	0.8
227,500	@	Stillwater Mining Co	2,941,575	0.4
346,600		Superior Energy Services	9,001,202	1.2
56,200		Tesoro Corp.	3,290,510	0.4
26,800		Union Pacific Corp.	3,816,588	0.5
189,800	@	Unit Corp.	8,645,390	1.2
239,700		Valero Energy Corp.	10,903,953	1.5
79,500	@	Whiting Petroleum Corp.	4,041,780	0.5
88,100		Williams Companies, Inc.	3,300,226	0.4
			636,045,199	84.4
		Total Common Stock
		(Cost $687,046,456)	744,386,611	98.8

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateral(cc)(1): 1.4%
539,904		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $539,913, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $550,702, due 05/31/14)	$539,904	0.1
2,564,716		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $2,564,772, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $2,616,011, due 03/31/13-03/15/53)	2,564,716	0.4
2,564,716		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $2,564,772, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $2,616,010, due 09/01/22-04/01/43)	2,564,716	0.3
2,564,716		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $2,564,772, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,616,011, due 04/25/13-01/01/47)	2,564,716	0.3
2,564,716		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $2,564,778, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $2,616,010, due 07/01/27-04/01/43)	2,564,716	0.3
			10,798,768	1.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
9,091,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $9,091,000)	$9,091,000	1.2
		Total Short-Term Investments
		(Cost $19,889,768)	19,889,768	2.6
		Total Investments in Securities (Cost $706,936,224)	$764,276,379	101.4
		Liabilities in Excess of Other Assets	(10,744,524)	(1.4)
		Net Assets	$753,531,855	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $719,040,523.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$105,264,333
Gross Unrealized Depreciation	(60,028,477)
Net Unrealized Appreciation	$45,235,856

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	28.2%
Oil & Gas Exploration & Production	23.2
Oil & Gas Equipment & Services	17.5
Gold	5.0
Diversified Metals & Mining	4.0
Oil & Gas Refining & Marketing	3.7
Mining	3.0
Energy	2.9

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2013 (Unaudited) (continued)

Industry Diversification	Percentage of Net Assets
Paper Products	2.7
Oil & Gas Drilling	2.5
Coal & Consumable Fuels	1.0
Fertilizers & Agricultural Chemicals	1.0
Materials	0.9
Oil & Gas	0.9
Retail	0.7
Industrials	0.5
Oil & Gas Storage & Transportation	0.4
Precious Metals & Minerals	0.4
Steel	0.3
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Canada	$74,211,633	$—	$—	$74,211,633
France	—	8,029,504	—	8,029,504
Netherlands	7,274,593	—	—	7,274,593
Norway	7,504,176	—	—	7,504,176
United Kingdom	—	11,321,506	—	11,321,506
United States	636,045,199	—	—	636,045,199
Total Common Stock	725,035,601	19,351,010	—	744,386,611
Short-Term Investments	9,091,000	10,798,768	—	19,889,768
Total Investments, at fair value	$734,126,601	$30,149,778	$—	$764,276,379

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
1,300,000	NCUA Guaranteed Notes, 0.222%, 06/12/13	$1,299,974	1.4
124,079	NCUA Guaranteed Notes, 0.549%, 12/07/20	124,436	0.1
224,817	NCUA Guaranteed Notes, 0.570%, 11/06/17	225,730	0.2
273,699	NCUA Guaranteed Notes, 0.580%, 03/06/20	274,299	0.3
245,695	NCUA Guaranteed Notes, 0.580%, 04/06/20	246,261	0.3
188,507	NCUA Guaranteed Notes, 0.580%, 05/07/20	188,875	0.2
527,478	NCUA Guaranteed Notes, 0.600%, 02/06/20	529,456	0.5
277,421	NCUA Guaranteed Notes, 0.600%, 03/11/20	278,288	0.3
	Total Collateralized Mortgage Obligations
	(Cost $3,161,687)	3,167,319	3.3
MUNICIPAL BONDS: 0.6%
	Wisconsin: 0.6%
600,000	State of Wisconsin, 4.800%, 05/01/13	602,324	0.6
	Total Municipal Bonds
	(Cost $601,929)	602,324	0.6
U.S. TREASURY OBLIGATIONS: 52.9%
	Treasury Inflation Indexed Protected Securities: 29.8%
3,377,388	0.625%, due 04/15/13	3,381,540	3.5
3,481,952	1.250%, due 04/15/14	3,598,925	3.8
482,400	1.625%, due 01/15/15	514,849	0.5
3,636,049	1.875%, due 07/15/13	3,709,337	3.9
2,841,360	1.875%, due 07/15/15	3,118,392	3.3
9,097,844	2.000%, due 01/15/14	9,405,606	9.8
3,909,344	2.000%, due 07/15/14	4,139,933	4.3
570,135	2.500%, due 07/15/16	660,199	0.7
		28,528,781	29.8
	U.S. Treasury Bonds: 0.6%
400,000	2.750%, due 11/15/42	371,625	0.4
200,000	3.125%, due 02/15/43	200,844	0.2
		572,469	0.6
	U.S. Treasury Notes: 22.5%
8,300,000	0.125%, due 07/31/14	8,292,547	8.7
1,000,000	0.250%, due 05/31/14	1,000,860	1.1
4,800,000	0.250%, due 06/30/14	4,804,128	5.0
5,800,000	0.250%, due 09/30/14	5,803,851	6.1
600,000	0.750%, due 02/28/18	600,235	0.6
500,000	0.750%, due 03/31/18	499,687	0.5
400,000	1.250%, due 02/29/20	401,031	0.4
100,000	1.500%, due 03/31/19	103,008	0.1
		21,505,347	22.5
	Total U.S. Treasury Obligations
	(Cost $50,392,409)	50,606,597	52.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.4%
	Federal Home Loan Mortgage Corporation: 0.5%##
2,125	5.000%, due 11/01/16	2,276	0.0
2,363	5.000%, due 01/01/17	2,531	0.0
760	5.000%, due 01/01/17	814	0.0
1,973	5.000%, due 02/01/17	2,113	0.0
1,734	5.000%, due 02/01/17	1,857	0.0
1,192	5.000%, due 02/01/17	1,276	0.0
1,876	5.000%, due 02/01/17	2,010	0.0
1,505	5.000%, due 03/01/17	1,612	0.0
2,288	5.000%, due 03/01/17	2,450	0.0
1,541	5.000%, due 04/01/17	1,650	0.0
2,841	5.000%, due 04/01/17	3,042	0.0
2,568	5.000%, due 04/01/17	2,751	0.0
2,153	5.000%, due 04/01/17	2,306	0.0
2,165	5.000%, due 04/01/17	2,318	0.0
1,501	5.000%, due 04/01/17	1,608	0.0
2,793	5.000%, due 09/01/17	2,996	0.0
1,245	5.000%, due 09/01/17	1,333	0.0
1,795	5.000%, due 09/01/17	1,925	0.0
501	5.000%, due 09/01/17	537	0.0
2,117	5.000%, due 09/01/17	2,267	0.0
2,061	5.000%, due 09/01/17	2,213	0.0
1,943	5.000%, due 09/01/17	2,081	0.0
2,139	5.000%, due 09/01/17	2,290	0.0
3,506	5.000%, due 09/01/17	3,754	0.0
9,332	5.000%, due 09/01/17	9,993	0.0
2,510	5.000%, due 09/01/17	2,688	0.0
10,120	5.000%, due 09/01/17	10,838	0.1
2,347	5.000%, due 09/01/17	2,514	0.0
4,558	5.000%, due 10/01/17	4,882	0.0
2,320	5.000%, due 10/01/17	2,493	0.0
1,852	5.000%, due 10/01/17	1,983	0.0
3,459	5.000%, due 10/01/17	3,705	0.0
5,988	5.000%, due 10/01/17	6,433	0.0
3,108	5.000%, due 10/01/17	3,329	0.0
4,018	5.000%, due 10/01/17	4,302	0.0
4,064	5.000%, due 10/01/17	4,341	0.0
4,646	5.000%, due 10/01/17	4,976	0.0
4,727	5.000%, due 10/01/17	5,045	0.0
4,183	5.000%, due 10/01/17	4,493	0.0
32,253	5.000%, due 10/01/17	34,541	0.1
29,381	5.000%, due 10/01/17	31,408	0.1
2,271	5.000%, due 10/01/17	2,432	0.0
2,362	5.000%, due 10/01/17	2,529	0.0
1,826	5.000%, due 10/01/17	1,956	0.0
2,870	5.000%, due 11/01/17	3,083	0.0
2,664	5.000%, due 11/01/17	2,853	0.0
4,121	5.000%, due 11/01/17	4,413	0.0
2,772	5.000%, due 11/01/17	2,980	0.0
5,012	5.000%, due 11/01/17	5,365	0.0
74,817	5.000%, due 11/01/17	80,033	0.1
2,100	5.000%, due 11/01/17	2,255	0.0
1,246	5.000%, due 11/01/17	1,335	0.0
2,200	5.000%, due 11/01/17	2,356	0.0
2,139	5.000%, due 11/01/17	2,288	0.0
3,086	5.000%, due 12/01/17	3,305	0.0
3,748	5.000%, due 12/01/17	4,014	0.0
2,198	5.000%, due 12/01/17	2,354	0.0
3,083	5.000%, due 12/01/17	3,302	0.0
4,017	5.000%, due 12/01/17	4,302	0.0

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
2,384		5.000%, due 12/01/17	$2,554	0.0
1,829		5.000%, due 12/01/17	1,959	0.0
3,192		5.000%, due 01/01/18	3,414	0.0
2,570		5.000%, due 02/01/18	2,760	0.0
3,012		5.000%, due 02/01/18	3,235	0.0
2,520		5.000%, due 02/01/18	2,707	0.0
3,936		5.000%, due 02/01/18	4,216	0.0
3,744		5.000%, due 02/01/18	4,011	0.0
3,829		5.000%, due 02/01/18	4,098	0.0
6,576		5.000%, due 02/01/18	7,063	0.0
3,511		5.000%, due 02/01/18	3,771	0.0
2,633		5.000%, due 02/01/18	2,820	0.0
2,831		5.000%, due 02/01/18	3,030	0.0
4,233		5.000%, due 03/01/18	4,535	0.0
4,332		5.000%, due 03/01/18	4,637	0.0
4,803		5.000%, due 03/01/18	5,145	0.0
4,132		5.000%, due 03/01/18	4,427	0.0
3,318		5.000%, due 03/01/18	3,565	0.0
2,600		5.000%, due 04/01/18	2,786	0.0
3,143		5.000%, due 04/01/18	3,367	0.0
3,961		5.000%, due 04/01/18	4,244	0.0
1,502		5.000%, due 04/01/18	1,608	0.0
4,112		5.000%, due 05/01/18	4,417	0.0
4,380		5.000%, due 06/01/18	4,705	0.0
4,974		5.000%, due 07/01/18	5,329	0.0
4,340		5.000%, due 07/01/18	4,649	0.0
3,654		5.000%, due 07/01/18	3,914	0.0
3,428		5.000%, due 07/01/18	3,682	0.0
4,734		5.000%, due 11/01/18	5,159	0.0
45,473		5.500%, due 01/01/20	49,195	0.1
			480,131	0.5
		Federal National Mortgage Association: 11.9%##
1,400,000		0.200%, due 05/17/13	1,400,275	1.5
300,000		0.375%, due 03/16/15	300,553	0.3
5,000,000		2.375%, due 04/11/16	5,298,435	5.5
1,357,094		4.000%, due 10/01/40	1,447,892	1.5
986,990		4.000%, due 12/01/40	1,053,026	1.1
1,182,008		4.000%, due 01/01/41	1,261,091	1.3
500,000		4.125%, due 04/15/14	520,617	0.6
12,720		5.000%, due 03/01/18	13,645	0.0
44,021		5.000%, due 04/01/18	47,246	0.1
			11,342,780	11.9
		Total U.S. Government Agency Obligations
		(Cost $11,735,451)	11,822,911	12.4
		Total Long-Term Investments
		(Cost $65,891,476)	66,199,151	69.2
SHORT-TERM INVESTMENTS: 15.9%
		U.S. Government Agency Obligations: 6.4%
5,000,000	Z	Federal Farm Credit Discount Notes, 0.080%, 10/11/13	4,997,855	5.2
1,200,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 04/24/13	1,199,976	1.2
			6,197,831	6.4

Shares			Value	Percentage of Net Assets
Mutual Funds: 9.5%
9,061,175		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $9,061,175)	$9,061,175	9.5
		Total Short-Term Investments
		(Cost $15,257,905)	15,259,006	15.9
		Total Investments in Securities (Cost $81,149,381)	$81,458,157	85.1
		Assets in Excess of Other Liabilities	14,270,062	14.9
		Net Assets	$95,728,219	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is $92,268,625.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$310,530
		Gross Unrealized Depreciation	(11,120,998)
		Net Unrealized Depreciation	$(10,810,468)

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$3,167,319	$—	$3,167,319
Municipal Bonds	—	602,324	—	602,324
Short-Term Investments	9,061,175	6,197,831	—	15,259,006
U.S. Government Agency Obligations	—	11,822,911	—	11,822,911
U.S. Treasury Obligations	—	50,606,597	—	50,606,597
Total Investments, at fair value	$9,061,175	$72,396,982	$—	$81,458,157
Other Financial Instruments+
Futures	26,950	—	—	26,950
Swaps	—	—	—	—
Total Assets	$9,088,125	$72,396,982	$—	$81,485,107
Liabilities Table
Other Financial Instruments+
Futures	$(55,880)	$—	$—	$(55,880)
Total Liabilities	$(55,880)	$—	$—	$(55,880)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	67	06/28/13	$8,311,664	$13,106
			$8,311,664	$13,106
Short Contracts
U.S. Treasury 10-Year Note	(38)	06/19/13	(5,015,406)	(38,310)
U.S. Treasury 2-Year Note	(87)	06/28/13	(19,179,421)	(3,424)
U.S. Treasury Long Bond	(25)	06/19/13	(3,611,719)	(14,146)
U.S. Treasury Ultra Long Bond	(10)	06/19/13	(1,575,938)	13,844
			$(29,382,484)	$(42,036)

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements Outstanding on March 31, 2013:(1)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on the Merill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	06/13/13	USD	3,200,000	$—	$—	$—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	06/13/13	USD	71,089,834	—	—	—
Receive the price return on the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 27 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM. Counterparty: UBS Warburg LLC	06/12/13	USD	1,858,460	—	—	—
Receive the price return on the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 27 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM. Counterparty: UBS Warburg LLC	06/12/13	USD	19,818,615	—	—	—
Receive the price return on the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 27 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM Counterparty: UBS Warburg LLC	06/12/13	USD	3,833,191	—	—	—
				$—	$—	$—

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2013 (Unaudited) (continued)

(1) Each respective total return swap resets monthly based on the change in the price return of the referenced commodity index. At March 31, 2013, each total return swap reset with a positive price return and the Portfolio recorded a realized gain on March 31, 2012 in the amount of $ 217,601. The fair value of each total return swap is recorded at $0 as the price return of the respective commodity index had zero change as both the closing and opening price of the index was unchanged.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth and Income Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 10.6%
117,751		ADT Corp.	$5,762,734	1.0
145,248		Carnival Corp.	4,982,007	0.8
292,909		Comcast Corp. — Class A	12,305,107	2.1
80,794		Home Depot, Inc.	5,637,805	0.9
95,767		Thomson Reuters Corp.	3,107,231	0.5
124,240		Time Warner Cable, Inc.	11,934,494	2.0
81,969		Time Warner, Inc.	4,723,054	0.8
237,437		Viacom - Class B	14,618,996	2.5
			63,071,428	10.6
		Consumer Staples: 11.5%
243,855		Archer-Daniels-Midland Co.	8,225,229	1.4
771,294		Avon Products, Inc.	15,988,925	2.7
150,029		Coca-Cola Co.	6,067,173	1.0
89,691		Kraft Foods Group, Inc.	4,621,777	0.8
167,158		Mondelez International, Inc.	5,116,706	0.8
68,882		PepsiCo, Inc.	5,449,255	0.9
128,578		Procter & Gamble Co.	9,908,221	1.7
216,197		Sysco Corp.	7,603,648	1.3
128,572		Unilever NV ADR	5,271,452	0.9
			68,252,386	11.5
		Energy: 9.4%
113,586		Anadarko Petroleum Corp.	9,933,096	1.7
125,540		Baker Hughes, Inc.	5,826,311	1.0
238,136		Canadian Natural Resources Ltd.	7,635,073	1.3
100,683		Chevron Corp.	11,963,154	2.0
72,171		ExxonMobil Corp.	6,503,329	1.1
113,876		Halliburton Co.	4,601,729	0.8
50,035		Occidental Petroleum Corp.	3,921,243	0.7
135,239		Williams Companies, Inc.	5,066,053	0.8
			55,449,988	9.4
		Financials: 25.5%
90,976	@	Aon PLC	5,595,024	0.9
197,361		BB&T Corp.	6,195,162	1.1
444,716		Charles Schwab Corp.	7,867,026	1.3
61,841		Chubb Corp.	5,412,943	0.9
447,950		Citigroup, Inc.	19,817,308	3.3
70,883		CME Group, Inc.	4,351,507	0.7
157,509		Comerica, Inc.	5,662,449	1.0
326,204		Fifth Third Bancorp.	5,320,387	0.9
32,735		Goldman Sachs Group, Inc.	4,816,955	0.8
531,096		JPMorgan Chase & Co.	25,193,783	4.3
334,357		Marsh & McLennan Cos., Inc.	12,695,535	2.1
502,944		Morgan Stanley	11,054,709	1.9
107,733		Northern Trust Corp.	5,877,912	1.0
186,609		PNC Financial Services Group, Inc.	12,409,499	2.1
120,944		State Street Corp.	7,146,581	1.2
215,326		Wells Fargo & Co.	7,964,909	1.3
103,622	@	Willis Group Holdings PLC	4,092,033	0.7
			151,473,722	25.5
		Health Care: 14.2%
95,252		Amgen, Inc.	9,764,282	1.6
178,136		Bristol-Myers Squibb Co.	7,337,422	1.2
101,794		Cigna Corp.	6,348,892	1.1
156,595		Eli Lilly & Co.	8,893,030	1.5
184,952		Medtronic, Inc.	8,685,346	1.5
254,362		Merck & Co., Inc.	11,250,431	1.9
9,748		Novartis AG ADR	694,448	0.1
89,729		Novartis AG	6,395,162	1.1
382,397		Pfizer, Inc.	11,035,977	1.8
103,337		UnitedHealth Group, Inc.	5,911,910	1.0
122,051		WellPoint, Inc.	8,083,438	1.4
			84,400,338	14.2
		Industrials: 7.3%
67,841		Cintas Corp.	2,993,823	0.5
148,707		CSX Corp.	3,662,653	0.6
44,469		General Dynamics Corp.	3,135,509	0.5
712,947		General Electric Co.	16,483,335	2.8
134,798		Ingersoll-Rand PLC - Class A	7,415,238	1.3
295,867		Tyco International Ltd.	9,467,744	1.6
			43,158,302	7.3
		Information Technology: 10.4%
177,692	@	Adobe Systems, Inc.	7,731,379	1.3
198,814	@	Amdocs Ltd.	7,207,008	1.2
772,187		Applied Materials, Inc.	10,409,081	1.7
45,194		Corning, Inc.	602,436	0.1
221,082	@	eBay, Inc.	11,987,066	2.0
81,231		Intel Corp.	1,774,897	0.3
415,305		Microsoft Corp.	11,881,876	2.0
279,862	@	Symantec Corp.	6,906,994	1.2
95,225		Texas Instruments, Inc.	3,378,583	0.6
			61,879,320	10.4
		Materials: 1.6%
136,506		Dow Chemical Co.	4,346,351	0.8
36,672		PPG Industries, Inc.	4,911,848	0.8
			9,258,199	1.6
		Telecommunication Services: 2.6%
98,128		Verizon Communications, Inc.	4,822,991	0.8
376,706		Vodafone Group PLC ADR	10,702,218	1.8
			15,525,209	2.6
		Utilities: 1.9%
59,105		Edison International	2,974,164	0.5
55,832		FirstEnergy Corp.	2,356,110	0.4
106,607		Pinnacle West Capital Corp.	6,171,479	1.0
			11,501,753	1.9
		Total Common Stock
		(Cost $422,034,572)	563,970,645	95.0

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth and Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

SHORT-TERM INVESTMENTS: 5.8%
		Mutual Funds: 5.8%
34,427,535		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $34,427,535)	$34,427,535	5.8
		Total Short-Term Investments
		(Cost $34,427,535)	34,427,535	5.8
		Total Investments in Securities (Cost $456,462,107)	$598,398,180	100.8
		Liabilities in Excess of Other Assets	(4,658,234)	(0.8)
		Net Assets	$593,739,946	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $457,541,264.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$144,574,991
		Gross Unrealized Depreciation	(3,718,075)
		Net Unrealized Appreciation	$140,856,916

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$63,071,428	$—	$—	$63,071,428
Consumer Staples	68,252,386	—	—	68,252,386
Energy	55,449,988	—	—	55,449,988
Financials	151,473,722	—	—	151,473,722
Health Care	78,005,176	6,395,162	—	84,400,338
Industrials	43,158,302	—	—	43,158,302
Information Technology	61,879,320	—	—	61,879,320
Materials	9,258,199	—	—	9,258,199
Telecommunication Services	15,525,209	—	—	15,525,209
Utilities	11,501,753	—	—	11,501,753
Total Common Stock	557,575,483	6,395,162	—	563,970,645
Short-Term Investments	34,427,535	—	—	34,427,535
Total Investments, at fair value	$592,003,018	$6,395,162	$—	$598,398,180
Other Financial Instruments+
Forward Foreign Currency Contracts	—	57,729	—	57,729
Total Assets	$592,003,018	$6,452,891	$—	$598,455,909
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(244,131)	$—	$(244,131)
Total Liabilities	$—	$(244,131)	$—	$(244,131)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth and Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Swiss Franc	2,583,401	Sell	04/15/13	$2,718,897	$2,721,822	$(2,925)
The Bank of New York	Canadian Dollar	3,665,401	Sell	04/15/13	3,562,723	3,607,211	(44,488)
The Bank of New York	EU Euro	3,080,666	Sell	04/15/13	4,007,022	3,949,293	57,729
The Bank of New York	Swiss Franc	733,674	Sell	04/15/13	772,154	772,985	(831)
State Street Bank	Canadian Dollar	2,511,931	Sell	04/15/13	2,445,225	2,472,053	(26,828)
State Street Bank	British Pound	5,247,663	Sell	04/15/13	7,829,776	7,973,019	(143,243)
State Street Bank	Canadian Dollar	554,731	Sell	04/15/13	539,051	545,924	(6,873)
State Street Bank	Swiss Franc	1,495,261	Sell	04/15/13	1,574,150	1,575,379	(1,229)
State Street Bank	Canadian Dollar	1,429,691	Sell	04/15/13	1,389,280	1,406,994	(17,714)
							$(186,402)

PORTFOLIO OF INVESTMENTS
ING Jpmorgan Emerging Markets Equity Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Brazil: 14.2%
595,035	@	Cia de Bebidas das Americas ADR	$25,187,831	2.9
1,461,000		CCR SA	14,922,697	1.7
303,628		Cielo SA	8,935,671	1.0
911,100		Itau Unibanco Holding S.A.	16,195,329	1.9
159,000		Marcopolo SA	1,016,593	0.1
604,960		Marcopolo SA	4,290,029	0.5
906,887		Petroleo Brasileiro SA ADR	16,459,999	1.9
540,600		Ultrapar Participacoes SA	13,705,277	1.6
944,381		Vale SA ADR	15,610,618	1.8
528,700		Weg S.A.	6,852,235	0.8
			123,176,279	14.2
		Chile: 1.0%
305,616		Banco Santander Chile ADR	8,700,887	1.0
		China: 12.6%
2,090,000	L	Anhui Conch Cement Co., Ltd.	6,968,245	0.8
4,101,037		China Merchants Bank Co., Ltd.	8,714,493	1.0
2,152,000		China Mobile Ltd.	22,824,957	2.6
10,635,000		CNOOC Ltd.	20,450,096	2.3
324,744		New Oriental Education & Technology Group ADR	5,845,392	0.7
2,145,500		Ping An Insurance Group Co. of China Ltd.	16,689,085	1.9
2,881,000		Sun Art Retail Group Ltd.	4,013,382	0.5
2,788,000		Tingyi Cayman Islands Holding Corp.	7,286,750	0.8
2,010,000	L	Tsingtao Brewery Co., Ltd.	12,825,199	1.5
2,389,000		Wumart Stores, Inc.	4,318,685	0.5
			109,936,284	12.6
		Hong Kong: 5.6%
5,624,800		AIA Group Ltd.	24,730,714	2.8
2,311,000		Hang Lung Properties Ltd.	8,652,056	1.0
238,400	@	Jardine Matheson Holdings Ltd.	15,545,043	1.8
			48,927,813	5.6
		Hungary: 0.7%
345,723		OTP Bank Nyrt	6,246,694	0.7
		India: 14.1%
425,106		ACC Ltd.	9,086,286	1.0
1,358,984		Ambuja Cements Ltd.	4,366,442	0.5
10,374		Asian Paints Ltd.	939,903	0.1
793,590		HDFC Bank Ltd. ADR	29,696,138	3.4
600,700		Housing Development Finance Corp.	9,152,943	1.1
415,484	L	Infosys Ltd. ADR	22,398,742	2.6
1,555,100		ITC Ltd.	8,860,005	1.0
429,300		Kotak Mahindra Bank Ltd.	5,168,816	0.6
332,500		Larsen & Toubro Ltd.	8,381,237	1.0
1,127,500		Mahindra & Mahindra Financial Services Ltd.	4,057,985	0.5
534,700		Mahindra & Mahindra Ltd.	8,493,390	1.0
401,400		Tata Consultancy Services Ltd.	11,654,455	1.3
			122,256,342	14.1
		Indonesia: 4.4%
22,775,000		Astra International Tbk PT	18,583,662	2.1
15,856,000		Bank Rakyat Indonesia	14,331,451	1.7
2,098,500		Unilever Indonesia Tbk PT	4,932,265	0.6
			37,847,378	4.4
		Italy: 1.6%
341,937		Tenaris S.A. ADR	13,944,191	1.6
		Malaysia: 1.6%
242,200		British American Tobacco Malaysia Bhd	4,888,497	0.6
1,759,600		Public Bank BHD	9,234,842	1.0
			14,123,339	1.6
		Mexico: 3.4%
1		Grupo Aeroportuario del Sureste S.A. de CV ADR ADR	137	0.0
1,405,844		Grupo Financiero Banorte	11,231,773	1.3
5,741,840		Wal-Mart de Mexico SA de CV	18,780,818	2.1
			30,012,728	3.4
		Russia: 3.4%
244,900	L	Magnit OJSC GDR	11,088,023	1.3
4,876,006		Sberbank	15,486,586	1.8
204,900		Sberbank of Russia ADR	2,626,818	0.3
			29,201,427	3.4
		South Africa: 11.6%
2,461,052	L	African Bank Investments Ltd.	8,110,261	0.9
561,985		Bidvest Group Ltd.	14,813,934	1.7
203,431	L	Capitec Bank Holdings Ltd.	4,735,806	0.5
2,681,670		FirstRand Ltd.	9,400,061	1.1
285,600	L	Kumba Iron Ore Ltd.	15,301,153	1.8
416,532	L	Massmart Holdings Ltd.	8,618,013	1.0
270,800		Mr Price Group Ltd.	3,444,476	0.4
707,499	L	MTN Group Ltd.	12,432,350	1.4
1,153,361		RMB Holdings Ltd.	5,224,081	0.6
547,600		Shoprite Holdings Ltd.	10,892,823	1.3
250,400		Tiger Brands Ltd.	8,006,949	0.9
			100,979,907	11.6
		South Korea: 9.7%
9,258		E-Mart Co. Ltd.	1,830,804	0.2
71,392		Hyundai Mobis	20,041,525	2.3

PORTFOLIO OF INVESTMENTS
ING Jpmorgan Emerging Markets Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		South Korea (continued)
102,297		Hyundai Motor Co.	$20,678,819	2.4
30,811		Samsung Electronics Co., Ltd.	41,996,330	4.8
			84,547,478	9.7
		Taiwan: 7.0%
3,774,200		Delta Electronics, Inc.	15,830,317	1.8
1,546,000		President Chain Store Corp.	8,492,130	1.0
1,955,223		Taiwan Semiconductor Manufacturing Co., Ltd.	6,548,543	0.7
1,751,386		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,106,325	3.5
			60,977,315	7.0
		Thailand: 1.1%
1,552,600		Siam Commercial Bank PCL	9,442,196	1.1
		Turkey: 3.3%
1,615,845		KOC Holding A/S	9,385,546	1.1
3,682,427		Turkiye Garanti Bankasi A/S	19,554,498	2.2
			28,940,044	3.3
		United Kingdom: 4.2%
360,200		SABMiller PLC	18,999,113	2.2
669,700		Standard Chartered PLC	17,389,583	2.0
			36,388,696	4.2
		Total Common Stock
		(Cost $668,954,702)	865,648,998	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.1%
		Securities Lending Collateral(cc)(1): 8.1%
16,701,166		Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $16,701,477, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $17,035,189, due 05/01/20-04/01/43)	$16,701,166	1.9
3,515,806		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $3,515,868, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $3,586,122, due 05/31/14)	3,515,806	0.4
16,701,166		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $16,701,532, collateralized by various U.S. Government /U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $17,035,195, due 03/31/13-03/15/53)	16,701,166	2.0
16,701,166		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $16,701,532, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $17,035,195, due 04/25/13-01/01/47)	16,701,166	1.9
16,701,166		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $16,701,569, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $17,035,190, due 07/01/27-04/01/43)	16,701,166	1.9
			70,320,470	8.1
		Total Short-Term Investments
		(Cost $70,320,470)	70,320,470	8.1
		Total Investments in Securities (Cost $739,275,172)	$935,969,468	107.6
		Liabilities in Excess of Other Assets	(66,168,380)	(7.6)
		Net Assets	$869,801,088	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING Jpmorgan Emerging Markets Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Cost for federal income tax purposes is $748,404,306.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$220,153,990
Gross Unrealized Depreciation	(32,588,828)
Net Unrealized Appreciation	$187,565,162

Sector Diversification	Percentage of Net Assets
Financials	30.4%
Consumer Staples	18.4
Information Technology	15.7
Consumer Discretionary	8.9
Industrials	8.7
Energy	7.4
Materials	6.0
Telecommunication Services	4.0
Short-Term Investments	8.1
Liabilities in Excess of Other Assets	(7.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$123,176,279	$—	$—	$123,176,279
Chile	8,700,887	—	—	8,700,887
China	5,845,392	104,090,892	—	109,936,284
Hong Kong	—	48,927,813	—	48,927,813
Hungary	—	6,246,694	—	6,246,694
India	52,094,880	70,161,462	—	122,256,342
Indonesia	—	37,847,378	—	37,847,378
Italy	13,944,191	—	—	13,944,191
Malaysia	—	14,123,339	—	14,123,339
Mexico	30,012,728	—	—	30,012,728
Russia	2,626,818	26,574,609	—	29,201,427
South Africa	8,618,013	92,361,894	—	100,979,907
South Korea	—	84,547,478	—	84,547,478
Taiwan	30,106,325	30,870,990	—	60,977,315
Thailand	—	9,442,196	—	9,442,196
Turkey	—	28,940,044	—	28,940,044
United Kingdom	—	36,388,696	—	36,388,696
Total Common Stock	275,125,513	590,523,485	—	865,648,998
Short-Term Investments	—	70,320,470	—	70,320,470
Total Investments, at fair value	$275,125,513	$660,843,955	$—	$935,969,468

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Consumer Discretionary: 17.0%
141,300	L	Allison Transmission Holdings, Inc.	$3,392,613	0.6
251,800		American Eagle Outfitters	4,708,660	0.8
35,900		American Greetings Corp.	577,990	0.1
38,700		Ameristar Casinos, Inc.	1,015,101	0.2
2,400	@	Arctic Cat, Inc.	104,880	0.0
1,400	@	Biglari Holdings, Inc.	522,466	0.1
21,100	@, L	Bridgepoint Education, Inc.	215,853	0.0
3,600	@	Bright Horizons Family Solutions, Inc.	121,644	0.0
134,190		Brinker International, Inc.	5,052,253	0.9
60,000		Brown Shoe Co., Inc.	960,000	0.2
50,690		Brunswick Corp.	1,734,612	0.3
43,100	@	Cabela’s, Inc.	2,619,618	0.5
5,200	@	Capella Education Co.	161,928	0.0
14,000	@	Carmike Cinemas, Inc.	253,680	0.0
8,000		Carriage Services, Inc.	170,000	0.0
134,400		Chico’s FAS, Inc.	2,257,920	0.4
131,810		Cinemark Holdings, Inc.	3,880,486	0.7
2,900	@, L	Coinstar, Inc.	169,418	0.0
67,000	@, L	Conn’s, Inc.	2,405,300	0.4
82,000		Cooper Tire & Rubber Co.	2,104,120	0.4
2,200		Core-Mark Holding Co., Inc.	112,882	0.0
52,400	@	Corinthian Colleges, Inc.	110,040	0.0
56,725		Cracker Barrel Old Country Store	4,586,216	0.8
274		CSS Industries, Inc.	7,116	0.0
58,630	@, L	Deckers Outdoor Corp.	3,265,105	0.6
7,200	@	Del Frisco’s Restaurant Group, Inc.	119,520	0.0
17,100		Destination Maternity Corp.	400,140	0.1
24,100		Dillard’s, Inc.	1,893,055	0.3
3,263		DineEquity, Inc.	224,462	0.0
43,500		Domino’s Pizza, Inc.	2,237,640	0.4
39,109		Drew Industries, Inc.	1,420,048	0.3
57,700	@	Entercom Communications Corp.	429,288	0.1
38,100	@	Express, Inc.	678,561	0.1
17,400		Finish Line	340,866	0.1
43,300	@	G-III Apparel Group Ltd.	1,736,763	0.3
53,400	@	Helen of Troy Ltd.	2,048,424	0.4
145,129	@	Iconix Brand Group, Inc.	3,754,487	0.7
153,276	@	Jarden Corp.	6,567,877	1.2
700	@	Johnson Outdoors, Inc.	16,688	0.0
48,400	@	Journal Communications, Inc.	325,248	0.1
38,400	L	KB Home	835,968	0.2
47,200	@, L	Leapfrog Enterprises, Inc.	404,032	0.1
7,900	@	Libbey, Inc.	152,707	0.0
27,300		Lifetime Brands, Inc.	311,493	0.1
73,975	@	Lin TV Corp.	812,985	0.1
2,627		Mac-Gray Corp.	33,626	0.0
10,500		MDC Holdings, Inc.	384,825	0.1
99,500	@	Monarch Casino & Resort, Inc.	968,135	0.2
44,136		Morningstar, Inc.	3,085,989	0.6
5,500		Nacco Industries, Inc.	293,480	0.1
139,900		OfficeMax, Inc.	1,624,239	0.3
68,160	@	Papa John’s International, Inc.	4,213,651	0.8
102,300	@	Penn National Gaming, Inc.	5,568,189	1.0
31,000		Perry Ellis International, Inc.	563,890	0.1
69,950		Pool Corp.	3,357,600	0.6
145,410	@	Quiksilver, Inc.	882,639	0.2
38,900		Rent-A-Center, Inc.	1,436,966	0.3
1,000	@, L	Restoration Hardware Holdings, Inc.	35,000	0.0
7,900		RG Barry Corp.	105,781	0.0
88,588	@	Ruth’s Hospitality Group, Inc.	845,129	0.2
109,410	@	SHFL Entertainment, Inc.	1,812,924	0.3
9,100		Sinclair Broadcast Group, Inc.	184,184	0.0
65,200	@	Sonic Corp.	839,776	0.2
44,800		Standard Motor Products, Inc.	1,241,856	0.2
3,100		Sturm Ruger & Co., Inc.	157,263	0.0
6,400	@	Tilly’s, Inc.	81,408	0.0
11,000	@	TRI Pointe Homes, Inc.	221,650	0.0
55,900	@	Tuesday Morning Corp.	433,784	0.1
43,380	@	VOXX International Corp.	464,600	0.1
			94,056,737	17.0
		Consumer Staples: 2.0%
22,700		B&G Foods, Inc.	692,123	0.1
3,900		Coca-Cola Bottling Co. Consolidated	235,248	0.0
19,300	@	Darling International, Inc.	346,628	0.1
800		Elizabeth Arden, Inc.	32,200	0.0
10,500	@	Fresh Del Monte Produce, Inc.	283,290	0.1
47,500		J&J Snack Foods Corp.	3,652,275	0.7
8,800		John B Sanfilippo & Son, Inc.	175,824	0.0
11,800		Nash Finch Co.	231,044	0.0
50,720	@	Pilgrim’s Pride Corp.	466,117	0.1
32,700	@	Prestige Brands Holdings, Inc.	840,063	0.2
15,500	@	Revlon, Inc. - Class A	346,580	0.1
108,700	@	Rite Aid Corp.	206,530	0.0
9,300		Sanderson Farms, Inc.	507,966	0.1
96,200		Spartan Stores, Inc.	1,688,310	0.3
95,700	L	Supervalu, Inc.	482,328	0.1
13,900	@, L	USANA Health Sciences, Inc.	671,787	0.1
5,900		Village Super Market	198,771	0.0
			11,057,084	2.0
		Energy: 6.1%
6,700		Alon USA Energy, Inc.	127,635	0.0

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
74,825	@, L	Approach Resources, Inc.	$1,841,443	0.3
7,700	@	Bonanza Creek Energy, Inc.	297,759	0.1
31,700	L	C&J Energy Services, Inc.	725,930	0.1
80,010		Cimarex Energy Co.	6,035,954	1.1
10,400	@	Cloud Peak Energy, Inc.	195,312	0.0
7,400	@	Dawson Geophysical Co.	222,000	0.0
19,300		Delek US Holdings, Inc.	761,578	0.1
36,300		Energy XXI Bermuda Ltd.	988,086	0.2
80,800		EPL Oil & Gas, Inc.	2,166,248	0.4
35,500	L	EXCO Resources, Inc.	253,115	0.0
34,900		Forum Energy Technologies, Inc.	1,003,724	0.2
27,600		Gulfmark Offshore, Inc.	1,075,296	0.2
10,400	@	Gulfport Energy Corp.	476,632	0.1
35,300	@	Helix Energy Solutions Group, Inc.	807,664	0.1
19,600	@	McMoRan Exploration Co.	320,460	0.1
247,340		Patterson-UTI Energy, Inc.	5,896,586	1.1
20,300	@	Renewable Energy Group, Inc.	156,107	0.0
273,960	@	Resolute Energy Corp.	3,153,280	0.6
37,146		Superior Energy Services	964,682	0.2
70,270		Tidewater, Inc.	3,548,635	0.6
58,000	@	Vaalco Energy, Inc.	440,220	0.1
55,900		W&T Offshore, Inc.	793,780	0.1
36,400	@	Warren Resources, Inc.	116,844	0.0
38,900		Western Refining, Inc.	1,377,449	0.3
2,607	@	Westmoreland Coal Co.	29,615	0.0
8,400		World Fuel Services Corp.	333,648	0.1
			34,109,682	6.1
		Financials: 22.7%
2,900		Agree Realty Corp.	87,290	0.0
12,777		American Campus Communities, Inc.	579,309	0.1
121,800		American Equity Investment Life Holding Co.	1,813,602	0.3
12,800	@	American Safety Insurance Holdings Ltd.	319,488	0.1
228,300		Anworth Mortgage Asset Corp.	1,445,139	0.3
4,500	@	Artisan Partners Asset Management, Inc.	177,525	0.0
58,600		Ashford Hospitality Trust, Inc.	724,296	0.1
21,300	@	Aspen Insurance Holdings Ltd.	821,754	0.2
6,800	@	Asset Acceptance Capital Corp.	45,832	0.0
394,130		Associated Banc-Corp.	5,986,835	1.1
38,400		BBCN Bancorp, Inc.	501,504	0.1
49,450		BGC Partners, Inc.	205,712	0.0
10,100	@	Banco Latinoamericano de Exportaciones S.A.	249,874	0.1
6,600	@	BofI Holding, Inc.	236,808	0.0
3,900		Bridge Bancorp, Inc.	83,889	0.0
8,300		OceanFirst Financial Corp.	119,686	0.0
101,505		Calamos Asset Management, Inc.	1,194,714	0.2
43,100		Capital Lease Funding, Inc.	274,547	0.1
147,400		Capstead Mortgage Corp.	1,889,668	0.3
43,302		Cardinal Financial Corp.	787,230	0.1
3,800	@, L	Cascade Bancorp	25,688	0.0
10,600		Cash America International, Inc.	556,182	0.1
22,500		Cathay General Bancorp.	452,700	0.1
42,100		CBL & Associates Properties, Inc.	993,560	0.2
4,200		Center Bancorp, Inc.	52,206	0.0
22,300		Chesapeake Lodging Trust	511,562	0.1
13,000		Citizens & Northern Corp.	253,500	0.1
20,400	@	Citizens Republic Bancorp, Inc.	460,020	0.1
10,900	L	City Holding Co.	433,711	0.1
155,900		CNO Financial Group, Inc.	1,785,055	0.3
9,715		Colonial Properties Trust	219,656	0.0
15,100		Community Bank System, Inc.	447,413	0.1
4,470		Community Trust Bancorp., Inc.	152,114	0.0
3,900	@	ConnectOne Bancorp, Inc.	121,875	0.0
33,500		Coresite Realty Corp.	1,171,830	0.2
64,100	@	Cowen Group, Inc.	180,762	0.0
7,500		Crawford & Co.	56,925	0.0
84,025		DCT Industrial Trust, Inc.	621,785	0.1
27,525		DDR Corp.	479,486	0.1
53,992	@	DFC Global Corp.	898,427	0.2
7,939		Diamond Hill Investment Group, Inc.	617,734	0.1
10,900		East-West Bancorp., Inc.	279,803	0.1
98,341		EastGroup Properties, Inc.	5,723,446	1.0
67,900		Education Realty Trust, Inc.	714,987	0.1
44,254	@	eHealth, Inc.	791,262	0.1
52,300		Encore Capital Group, Inc.	1,574,230	0.3
4,792	@	Fidelity Southern Corp.	55,108	0.0
13,700		Financial Institutions, Inc.	273,452	0.1
145,900		First Commonwealth Financial Corp.	1,088,414	0.2
16,500		First Community Bancshares, Inc.	261,525	0.1
160,682		First Financial Bancorp.	2,578,946	0.5
122,875		First Industrial Realty Trust, Inc.	2,104,849	0.4
12,700		First Merchants Corp.	196,469	0.0
9,553		First of Long Island Corp.	283,246	0.1
80,206		First Republic Bank	3,097,556	0.6
74,568	@	FirstService Corp.	2,478,640	0.5
42,200		FNB Corp.	510,620	0.1

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
108,380		Glacier Bancorp., Inc.	$2,057,052	0.4
17,584		Gladstone Capital Corp.	161,773	0.0
25,000		Glimcher Realty Trust	290,000	0.1
46,330		Greenhill & Co., Inc.	2,473,095	0.5
98,450	@	Hanmi Financial Corp.	1,575,200	0.3
13,200		Heartland Financial USA, Inc.	333,564	0.1
234,524		HFF, Inc.	4,674,063	0.9
4,400		Home Properties, Inc.	279,048	0.1
17,200		HomeStreet, Inc.	384,248	0.1
5,000		Horace Mann Educators Corp.	104,250	0.0
13,000		Huntington Bancshares, Inc.	96,070	0.0
42,829		IBERIABANK Corp.	2,142,307	0.4
1,400		IDT Corp.	16,884	0.0
274,100		Janus Capital Group, Inc.	2,576,540	0.5
51,660		JMP Group, Inc.	356,971	0.1
51,892		KCAP Financial, Inc.	558,877	0.1
7,338		Lakeland Bancorp, Inc.	72,279	0.0
5,900		Lakeland Financial Corp.	157,471	0.0
18,000		LaSalle Hotel Properties	456,840	0.1
140,399		Lexington Realty Trust	1,656,708	0.3
11,300		LTC Properties, Inc.	460,249	0.1
11,900		MainSource Financial Group, Inc.	167,076	0.0
18,100		Manning & Napier, Inc.	299,374	0.1
32,300		Meadowbrook Insurance Group, Inc.	227,715	0.0
10,800	@	MetroCorp Bancshares, Inc.	108,972	0.0
71,830		Mid-America Apartment Communities, Inc.	4,960,580	0.9
3,900	X	Mission West Properties	—	—
4,000	@	Montpelier Re Holdings Ltd.	104,200	0.0
7,200		National Bank Holdings Corp.	131,760	0.0
4,000	L	National Bankshares, Inc.	139,720	0.0
51,700	@	National Financial Partners Corp.	1,159,631	0.2
144,710	L	National Retail Properties, Inc.	5,234,161	1.0
8,513		NBT Bancorp., Inc.	188,563	0.0
21,600		Nelnet, Inc.	730,080	0.1
64,400	@	Ocwen Financial Corp.	2,442,048	0.4
48,000		Oriental Financial Group	744,480	0.1
15,800		PacWest Bancorp	459,938	0.1
27,700	@	Park Sterling Corp.	156,228	0.0
9,200		Parkway Properties, Inc.	170,660	0.0
62,000		Pennsylvania Real Estate Investment Trust	1,202,180	0.2
8,600		Peoples Bancorp., Inc.	192,554	0.0
83,600		PHH Corp.	1,835,856	0.3
28,000	@	Pinnacle Financial Partners, Inc.	654,080	0.1
11,400	@	Piper Jaffray Cos.	391,020	0.1
7,200	@	Portfolio Recovery Associates, Inc.	913,824	0.2
62,500		Potlatch Corp.	2,866,250	0.5
8,200	@	Preferred Bank/Los Angeles CA	129,396	0.0
139,530		ProAssurance Corp.	6,603,955	1.2
4,221		Prospect Capital Corp.	46,051	0.0
4,300		Prosperity Bancshares, Inc.	203,777	0.0
6,900		PS Business Parks, Inc.	544,548	0.1
47,000		RAIT Financial Trust	374,590	0.1
8,200		Ramco-Gershenson Properties	137,760	0.0
29,100	@	Realogy Holdings Corp.	1,421,244	0.3
58,300		Redwood Trust, Inc.	1,351,394	0.2
1,800		Renasant Corp.	40,284	0.0
4,757		Republic Bancorp., Inc.	107,699	0.0
214,591		RLJ Lodging Trust	4,884,091	0.9
10,400		Selective Insurance Group	249,704	0.1
16,000		Sierra Bancorp.	210,400	0.0
7,034		Southside Bancshares, Inc.	147,784	0.0
44,900	@	Southwest Bancorp., Inc.	563,944	0.1
4,300		Stewart Information Services Corp.	109,521	0.0
4,200		Sun Communities, Inc.	207,186	0.0
39,400		Susquehanna Bancshares, Inc.	489,742	0.1
4,400	@	SVB Financial Group	312,136	0.1
11,966	@	SWS Group, Inc.	72,394	0.0
10,400	@	Texas Capital Bancshares, Inc.	420,680	0.1
18,900		Trustco Bank Corp.	105,462	0.0
272,432		Umpqua Holdings Corp.	3,612,448	0.7
3,508	@	Validus Holdings Ltd.	131,094	0.0
7,800		WesBanco, Inc.	186,810	0.0
12,400		West BanCorp., Inc.	137,640	0.0
207,673	@	Western Alliance Bancorp.	2,874,194	0.5
193,400	@	Wilshire Bancorp., Inc.	1,311,252	0.2
27,100	@, L	World Acceptance, Corp.	2,327,077	0.4
			125,728,142	22.7
		Health Care: 7.2%
8,781	@, L	Abiomed, Inc.	163,941	0.0
125,500	@	Achillion Pharmaceuticals, Inc.	1,096,870	0.2
28,300	@	Aegerion Pharmaceuticals, Inc.	1,141,622	0.2
1,741		Almost Family, Inc.	35,569	0.0
9,300	@	Alnylam Pharmaceuticals, Inc.	226,641	0.0
71,723	@	Amsurg Corp.	2,412,762	0.4
75,200	@	Anacor Pharmaceuticals, Inc.	485,792	0.1
105,600	@	Ariad Pharmaceuticals, Inc.	1,910,304	0.3
24,300	@	Cambrex Corp.	310,797	0.1
53,900		Cantel Medical Corp.	1,620,234	0.3
20,200	@	Celldex Therapeutics, Inc.	233,916	0.0
34,200	@	Centene Corp.	1,506,168	0.3
19,700	@, L	ChemoCentryx, Inc.	272,254	0.1
24,700	@	Durata Therapeutics, Inc.	222,300	0.0
52,600	@	Five Star Quality Care, Inc.	351,894	0.1

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
9,267	@	Genomic Health, Inc.	$262,071	0.0
64,900	@	Gentiva Health Services, Inc.	702,218	0.1
57,400	@	Greatbatch, Inc.	1,714,538	0.3
54,800	@	Halozyme Therapeutics, Inc.	316,196	0.1
285,400	@	Idenix Pharmaceuticals, Inc.	1,016,024	0.2
30,450	@	Idexx Laboratories, Inc.	2,813,276	0.5
33,500		Impax Laboratories, Inc.	517,240	0.1
38,400	@, L	Incyte Corp., Ltd.	898,944	0.2
28,100	@	Infinity Pharmaceuticals, Inc.	1,362,007	0.2
32,700		Invacare Corp.	426,735	0.1
18,800	@, L	MAKO Surgical Corp.	209,620	0.0
50,500	@	MedAssets, Inc.	972,125	0.2
45,500	@	Molina Healthcare, Inc.	1,404,585	0.3
35,100		Momenta Pharmaceuticals, Inc.	468,234	0.1
23,290	@	MWI Veterinary Supply, Inc.	3,080,335	0.6
107,985	@, L	Navidea Biopharmaceuticals, Inc.	292,639	0.1
75,772	@	NuVasive, Inc.	1,614,701	0.3
97,300		Omnicell, Inc.	1,837,024	0.3
20,800	@	Orthofix International NV	746,096	0.1
12,950		Owens & Minor, Inc.	421,652	0.1
13,300	@, L	PhotoMedex, Inc.	213,997	0.0
5,800	@, L	Raptor Pharmaceutical Corp.	33,930	0.0
123,800	@	RTI Biologics, Inc.	487,772	0.1
114,500		Select Medical Holdings Corp.	1,030,500	0.2
11,000	@	Sirona Dental Systems, Inc.	811,030	0.1
91,600	@	Skilled Healthcare Group, Inc.	601,812	0.1
59,600	@, L	Synta Pharmaceuticals Corp.	512,560	0.1
179,100	@, L	Threshold Pharmaceuticals, Inc.	825,651	0.2
9,700	@	Triple-S Management Corp.	168,974	0.0
8,500	@	Viropharma, Inc.	213,860	0.0
33,820		WellCare Health Plans, Inc.	1,960,207	0.4
			39,927,617	7.2
		Industrials: 16.8%
20,500		AAR Corp.	376,995	0.1
137,176	@	ACCO Brands Corp.	916,336	0.2
12,600		Acuity Brands, Inc.	873,810	0.2
47,300	@	Alaska Air Group, Inc.	3,025,308	0.5
57,378		Altra Holdings, Inc.	1,561,829	0.3
1,700		Amerco, Inc.	295,018	0.1
23,475		Applied Industrial Technologies, Inc.	1,056,375	0.2
7,500		Argan, Inc.	111,825	0.0
11,425		Atlas Air Worldwide Holdings, Inc.	465,683	0.1
7,200	@	Avis Budget Group, Inc.	200,376	0.0
16,600		Barnes Group, Inc.	480,238	0.1
24,400		Barrett Business Services, Inc.	1,284,904	0.2
9,400	@	Beacon Roofing Supply, Inc.	363,404	0.1
48,100		Brady Corp.	1,612,793	0.3
21,700		Ceco Environmental Corp.	280,581	0.1
27,500		Celadon Group, Inc.	573,650	0.1
247,000	@, L	Cenveo, Inc.	531,050	0.1
13,700	@	Columbus McKinnon Corp.	263,725	0.1
145,883		Comfort Systems USA, Inc.	2,055,492	0.4
3,800		Courier Corp.	54,758	0.0
3,700		Curtiss-Wright Corp.	128,390	0.0
73,600		Deluxe Corp.	3,047,040	0.6
159,370		Douglas Dynamics, Inc.	2,202,493	0.4
31,600		EMCOR Group, Inc.	1,339,524	0.2
177,700	@	Energy Solutions, Inc.	666,375	0.1
20,600	@	EnerSys	938,948	0.2
39,700		EnPro Industries, Inc.	2,031,449	0.4
15,900	@	Esterline Technologies Corp.	1,203,630	0.2
44,700	@	Federal Signal Corp.	363,858	0.1
59,637		Forward Air Corp.	2,223,864	0.4
20,800		Freightcar America, Inc.	453,856	0.1
3,025	@, L	Gencorp, Inc.	40,233	0.0
17,400		Generac Holdings, Inc.	614,916	0.1
3,225	@	Gibraltar Industries, Inc.	58,856	0.0
5,400	@	GP Strategies Corp.	128,844	0.0
198,181		Herman Miller, Inc.	5,483,668	1.0
11,100		Hyster-Yale Materials Handling, Inc.	633,699	0.1
20,040	@	Kadant, Inc.	501,000	0.1
134,980		KAR Auction Services, Inc.	2,703,649	0.5
5,600		Kelly Services, Inc.	104,608	0.0
79,800		Kimball International, Inc.	722,988	0.1
182,660		Knight Transportation, Inc.	2,940,826	0.5
34,000		Knoll, Inc.	616,420	0.1
15,500		LB Foster Co.	686,495	0.1
21,800	@	LMI Aerospace, Inc.	453,222	0.1
13,100		LSI Industries, Inc.	91,438	0.0
7,200		Michael Baker Corp.	176,400	0.0
28,000	@	NN, Inc.	264,880	0.1
10,800	@	Park-Ohio Holdings Corp.	357,804	0.1
9,900	@	Performant Financial Corp.	121,572	0.0
3,200	@	Proto Labs, Inc.	157,120	0.0
68,000	L	Quad/Graphics, Inc.	1,627,920	0.3
62,700	@	Quality Distribution, Inc.	527,307	0.1
100,781	@	RBC Bearings, Inc.	5,095,487	0.9
48,570		Regal-Beloit Corp.	3,961,369	0.7
79,600	@	Republic Airways Holdings, Inc.	918,584	0.2
185,609	@	Rexnord Corp.	3,940,479	0.7
2,700	@	RPX Corp.	38,097	0.0
29,700	@	SeaCube Container Leasing Ltd.	681,912	0.1
39,600		Skywest, Inc.	635,580	0.1
2,700		Standex International Corp.	149,094	0.0
84,400		Steelcase, Inc.	1,243,212	0.2
44,000	@	Swift Transporation Co.	623,920	0.1
32,300		Sypris Solutions, Inc.	135,014	0.0
83,770		Toro Co.	3,856,771	0.7

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
28,690		TransDigm Group, Inc.	$4,387,275	0.8
27,500	@	Trimas Corp.	892,925	0.2
31,350		Triumph Group, Inc.	2,460,975	0.4
6,400	@	TrueBlue, Inc.	135,296	0.0
26,600	@	Tutor Perini Corp.	513,380	0.1
3,600		Unifirst Corp.	325,800	0.1
9,400		United Rentals, Inc.	516,718	0.1
11,600		United Stationers, Inc.	448,340	0.1
7,400	@	Universal Truckload Services, Inc.	172,642	0.0
16,956		Viad Corp.	469,003	0.1
6,600		VSE Corp.	164,934	0.0
52,400	@	Wabash National Corp.	532,384	0.1
25,400		Wabtec Corp.	2,593,594	0.5
218,905		Waste Connections, Inc.	7,876,202	1.4
3,300		Watts Water Technologies, Inc.	158,367	0.0
			92,924,796	16.8
		Information Technology: 12.5%
29,200	@	Active Network, Inc.	122,348	0.0
39,823	@	Actuate Corp.	238,938	0.0
9,700	@	Alpha & Omega Semiconductor Ltd.	86,136	0.0
70,100	@, L	Amkor Technology, Inc.	280,400	0.1
80,380		Anixter International, Inc.	5,620,170	1.0
68,620	@	Arris Group, Inc.	1,178,205	0.2
71,600	@	Aspen Technology, Inc.	2,311,964	0.4
11,500	@	Audience, Inc.	175,375	0.0
79,300	@, L	AVG Technologies	1,103,856	0.2
41,400	@	Aviat Networks, Inc.	139,518	0.0
36,300	@	Avid Technology, Inc.	227,601	0.0
8,500	@, L	Bazaarvoice, Inc.	62,220	0.0
9,024	@	Benchmark Electronics, Inc.	162,612	0.0
17,500		Black Box Corp.	381,675	0.1
19,400		Brooks Automation, Inc.	197,492	0.0
16,300	@	CACI International, Inc.	943,281	0.2
63,700	@	Cirrus Logic, Inc.	1,449,175	0.3
11,500		Comtech Telecommunications	279,220	0.1
73,900	@	CSG Systems International	1,565,941	0.3
28,800	@	Datalink Corp.	347,904	0.1
5,000	@, L	Demandware, Inc.	126,750	0.0
236,231	@	Dice Holdings, Inc.	2,393,020	0.4
77,750	@	Digital River, Inc.	1,099,385	0.2
60,530	@	Entegris, Inc.	596,826	0.1
12,678	@	Entropic Communications, Inc.	51,599	0.0
8,400	@	Envivio, Inc.	14,280	0.0
59,300	@, L	First Solar, Inc.	1,598,728	0.3
109,300	@	Freescale Semiconductor Holdings Ltd.	1,627,477	0.3
13,200	@, L	Fusion-io, Inc.	216,084	0.0
4,400	@	Gartner, Inc.	239,404	0.1
19,700	@	Global Cash Access, Inc.	138,885	0.0
189,000	@, L	GT Advanced Technologies, Inc.	621,810	0.1
4,000	@	Guidewire Software, Inc.	153,760	0.0
26,200		Hackett Group, Inc./The	119,734	0.0
54,700	@	Harmonic, Inc.	316,713	0.1
43,500	@	Imperva, Inc.	1,674,750	0.3
10,000	@	Infoblox, Inc.	217,000	0.0
35,343	@	Insight Enterprises, Inc.	728,773	0.1
43,000	@	Integrated Silicon Solution, Inc.	394,310	0.1
25,200	@	Intermolecular, Inc.	257,040	0.1
34,850	@	Lattice Semiconductor Corp.	189,932	0.0
50,300	@	Lionbridge Technologies	194,661	0.0
7,200		Littelfuse, Inc.	488,520	0.1
5,100	@	M/A-COM Technology Solutions Holdings, Inc.	81,957	0.0
5,100	@	Manhattan Associates, Inc.	378,879	0.1
5,900	L	Mantech International Corp.	158,533	0.0
5,600	@	Marin Software, Inc.	92,008	0.0
5,600		MAXIMUS, Inc.	447,832	0.1
6,327		Micrel, Inc.	66,497	0.0
91,170	@	Micros Systems, Inc.	4,149,147	0.8
14,000	@	Model N, Inc.	277,480	0.1
98,545		Monotype Imaging Holdings, Inc.	2,340,444	0.4
35,800	@	Nanometrics, Inc.	516,594	0.1
21,597	@	NetSuite, Inc.	1,729,056	0.3
20,000	@	Newport Corp.	338,400	0.1
6,100	@	Oplink Communications, Inc.	100,040	0.0
13,400		PC-Tel, Inc.	95,140	0.0
12,987		Pegasystems, Inc.	364,675	0.1
43,200	@	Peregrine Semiconductor Corp.	422,064	0.1
31,500	@	Pericom Semiconductor Corp.	214,515	0.0
19,700	@	Photronics, Inc.	131,596	0.0
8,710		Plantronics, Inc.	384,895	0.1
79,400	@	PMC - Sierra, Inc.	539,126	0.1
15,900	@	Progress Software Corp.	362,202	0.1
25,460	@	PTC, Inc.	648,975	0.1
67,500	@	Rovi Corp.	1,445,175	0.3
144,712	@	Sanmina Corp.	1,643,928	0.3
34,830		SciQuest, Inc.	837,313	0.2
6,300	@	Silicon Graphics International Corp.	86,625	0.0
3,600	@	Silver Spring Networks, Inc.	62,388	0.0
71,900	@	Skyworks Solutions, Inc.	1,583,957	0.3
16,650		SolarWinds, Inc.	984,015	0.2
40,120		Solera Holdings, Inc.	2,340,200	0.4
29,600	@	Spansion, Inc.	380,952	0.1
26,300	@	Splunk, Inc.	1,052,789	0.2
8,600	@	Synaptics, Inc.	349,934	0.1
34,300	@	SYNNEX Corp.	1,269,100	0.2
143,400	@	Take-Two Interactive Software, Inc.	2,315,910	0.4
29,900	@	TeleNav, Inc.	192,855	0.0
10,200	@	TeleTech Holdings, Inc.	216,342	0.0
12,500	@	TIBCO Software, Inc.	252,750	0.1
45,292	@, L	Trulia, Inc.	1,421,263	0.3
18,300	@	TTM Technologies, Inc.	139,080	0.0
36,800	@	Ultra Clean Holdings	239,200	0.0
94,220	@	Unisys Corp.	2,143,505	0.4
300,853		United Online, Inc.	1,814,144	0.3
14,600	@	Vantiv, Inc.	346,604	0.1

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
19,968	@	VeriFone Holdings, Inc.	$412,938	0.1
52,115	@	WebMD Health Corp.	1,267,437	0.2
1,013	@	Websense, Inc.	15,195	0.0
3,200	@, L	Xoom Corp.	73,088	0.0
40,135	@, L	Zillow, Inc.	2,194,180	0.4
			69,254,394	12.5
		Materials: 7.7%
9,178		A Schulman, Inc.	289,658	0.1
4,900	@	AEP Industries, Inc.	351,869	0.1
32,630		Airgas, Inc.	3,235,591	0.6
89,810		Aptargroup, Inc.	5,150,603	0.9
36,600		Axiall Corp.	2,275,056	0.4
12,300	@	Boise Cascade Co.	417,462	0.1
13,900		Boise, Inc.	120,374	0.0
38,200		Buckeye Technologies, Inc.	1,144,090	0.2
52,900	@	Coeur d’Alene Mines Corp.	997,694	0.2
33,650		Compass Minerals International, Inc.	2,654,985	0.5
123,910	@	Crown Holdings, Inc.	5,155,895	0.9
2,600		FutureFuel Corp.	31,590	0.0
138,000	@	Graphic Packaging Holding Co.	1,033,620	0.2
15,500		HB Fuller Co.	605,740	0.1
104,600	@	Headwaters, Inc.	1,140,140	0.2
3,300		Innospec, Inc.	146,124	0.0
22,100		Koppers Holdings, Inc.	971,958	0.2
25,800		Minerals Technologies, Inc.	1,070,958	0.2
40,100	@	Omnova Solutions, Inc.	307,567	0.1
19,400		PolyOne Corp.	473,554	0.1
31,800	@	Resolute Forest Products	514,524	0.1
38,500	@	Revett Minerals, Inc.	87,780	0.0
20,200		Rock-Tenn Co.	1,874,358	0.3
47,320		Scotts Miracle-Gro Co.	2,046,117	0.4
181,670		Silgan Holdings, Inc.	8,583,907	1.5
26,800		US Silica Holdings, Inc.	631,944	0.1
43,450		Worthington Industries	1,346,081	0.2
			42,659,239	7.7
		Telecommunication Services: 0.4%
17,000		Atlantic Tele-Network, Inc.	824,670	0.1
18,000		Consolidated Communications Holdings, Inc.	315,900	0.1
69,200	@	Premier Global Services, Inc.	760,508	0.1
107,900	@	Vonage Holdings Corp.	311,831	0.1
			2,212,909	0.4
		Utilities: 2.9%
1,378		AGL Resources, Inc.	57,807	0.0
3,100		Artesian Resources Corp.	69,657	0.0
3,100		Chesapeake Utilities Corp.	152,055	0.0
32,600		El Paso Electric Co.	1,096,990	0.2
11,400		Empire District Electric Co.	255,360	0.0
18,900		Idacorp, Inc.	912,303	0.2
11,000		Laclede Group, Inc.	469,700	0.1
6,500		MGE Energy, Inc.	360,360	0.1
15,950		New Jersey Resources Corp.	715,358	0.1
69,920		Northwest Natural Gas Co.	3,063,894	0.6
120,760		NorthWestern Corp.	4,813,494	0.9
86,300		Portland General Electric Co.	2,617,479	0.5
9,100		Southwest Gas Corp.	431,886	0.1
8,000		UNS Energy Corp.	391,520	0.1
6,400		Westar Energy, Inc.	212,352	0.0
5,800		WGL Holdings, Inc.	255,780	0.0
			15,875,995	2.9
		Total Common Stock (Cost $402,628,853)	527,806,595	95.3

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.1%
	U.S. Treasury Notes: 0.1%
550,000	0.250%, due 11/30/13	$550,452	0.1
	Total U.S. Treasury Obligations
	(Cost $550,189)	550,452	0.1
	Total Long-Term Investments
	(Cost $403,179,042)	528,357,047	95.4
SHORT-TERM INVESTMENTS: 9.4%
	Securities Lending Collateral(cc)(1): 5.2%
1,420,435	BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $1,420,460, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $1,448,844, due 05/31/14)	1,420,435	0.3
6,747,507	Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $6,747,655, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $6,882,459, due 03/31/13-03/15/53)	6,747,507	1.3

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateral (continued)
6,747,507	Daiwa Capital Markets, Repurchase Agreement dated 03/28/13, 0.33%, due 04/01/13 (Repurchase Amount $6,747,751, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $6,882,457, due 06/01/17-03/01/48)	$6,747,507	1.2
6,747,507	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $6,747,655, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,882,459, due 04/25/13-01/01/47)	6,747,507	1.2
6,747,507	Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $6,747,670, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $6,882,457, due 07/01/27-04/01/43)	6,747,507	1.2
		28,410,463	5.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.2%
23,410,679		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $23,410,679)	$23,410,679	4.2
		Total Short-Term Investments
		(Cost $51,821,142)	51,821,142	9.4
		Total Investments in Securities (Cost $455,000,184)	$580,178,189	104.8
		Liabilities in Excess of Other Assets	(26,496,457)	(4.8)
		Net Assets	$553,681,732	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $459,127,398.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$135,955,142
		Gross Unrealized Depreciation	(14,904,351)
		Net Unrealized Appreciation	$121,050,791

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$94,056,737	$—	$—	$94,056,737
Consumer Staples	11,057,084	—	—	11,057,084
Energy	34,109,682	—	—	34,109,682
Financials	125,728,142	—	—	125,728,142
Health Care	39,927,617	—	—	39,927,617
Industrials	92,924,796	—	—	92,924,796
Information Technology	69,254,394	—	—	69,254,394
Materials	42,659,239	—	—	42,659,239
Telecommunication Services	2,212,909	—	—	2,212,909
Utilities	15,875,995	—	—	15,875,995
Total Common Stock	527,806,595	—	—	527,806,595
Short-Term Investments	23,410,679	28,410,463	—	51,821,142
U.S. Treasury Obligations	—	550,452	—	550,452
Total Investments, at fair value	$551,217,274	$28,960,915	$—	$580,178,189
Other Financial Instruments+
Futures	184,354	—	—	184,354
Total Assets	$551,401,628	$28,960,915	$—	$580,362,543

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	133	06/21/13	$12,620,370	$184,354
			$12,620,370	$184,354

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 17.3%
1,414,290		CBS Corp. - Class B	$66,033,200	1.7
2,121,540		Comcast Corp. – Class A	89,125,895	2.2
1,238,230		Delphi Automotive PLC	54,977,412	1.4
982,910		Discovery Communications, Inc. - Class A	77,394,333	1.9
592,890		Foot Locker, Inc.	20,300,554	0.5
1,527,160		Gap, Inc.	54,061,464	1.4
1,430,850		Home Depot, Inc.	99,844,713	2.5
1,098,571		Macy’s, Inc.	45,964,211	1.1
835,336		Michael Kors Holdings Ltd.	47,438,731	1.2
368,283	@	Penn National Gaming, Inc.	20,045,644	0.5
612,690		Petsmart, Inc.	38,048,049	1.0
1,327,030		Starbucks Corp.	75,587,629	1.9
			688,821,835	17.3
		Consumer Staples: 12.9%
1,607,510		Coca-Cola Enterprises, Inc.	59,349,269	1.5
728,670		Costco Wholesale Corp.	77,319,174	1.9
802,220		Estee Lauder Cos., Inc.	51,366,147	1.3
585,110		Hershey Co.	51,214,678	1.3
407,230		JM Smucker Co.	40,380,927	1.0
2,062,040		Mondelez International, Inc.	63,119,045	1.6
926,640		Philip Morris International, Inc.	85,908,794	2.1
608,690		Procter & Gamble Co.	46,905,651	1.2
448,340		Whole Foods Market, Inc.	38,893,495	1.0
			514,457,180	12.9
		Energy: 5.1%
353,540		Anadarko Petroleum Corp.	30,917,073	0.8
485,450	@	Cameron International Corp.	31,651,340	0.8
462,680		EOG Resources, Inc.	59,255,428	1.5
1,089,920		Halliburton Co.	44,043,667	1.1
454,990		Occidental Petroleum Corp.	35,657,566	0.9
			201,525,074	5.1
		Financials: 5.1%
568,070		Ameriprise Financial, Inc.	41,838,355	1.1
250,620		Blackrock, Inc.	64,379,265	1.6
559,210		T. Rowe Price Group, Inc.	41,868,053	1.1
633,540		Travelers Cos., Inc.	53,337,733	1.3
			201,423,406	5.1
		Health Care: 14.6%
1,289,250		Abbott Laboratories	45,536,310	1.1
501,660	@	Actavis, Inc.	46,207,903	1.2
907,490		Amgen, Inc.	93,026,800	2.3
409,920	@	Celgene Corp.	47,513,827	1.2
769,410		Covidien PLC	52,196,774	1.3
1,266,210	@	Express Scripts Holding Co.	72,997,007	1.8
2,401,140		Gilead Sciences, Inc.	117,487,780	3.0
1,040,460		HCA Holdings, Inc.	42,273,890	1.1
575,670		McKesson Corp.	62,149,333	1.6
			579,389,624	14.6
		Industrials: 12.6%
1,323,475		Ametek, Inc.	57,385,876	1.5
472,016		BE Aerospace, Inc.	28,457,845	0.7
1,222,100		Danaher Corp.	75,953,515	1.9
708,010		Equifax, Inc.	40,774,296	1.0
373,840		Flowserve Corp.	62,696,707	1.6
835,620		Pall Corp.	57,131,339	1.4
563,680		Roper Industries, Inc.	71,762,101	1.8
519,130		Union Pacific Corp.	73,929,303	1.9
865,030		Waste Connections, Inc.	31,123,779	0.8
			499,214,761	12.6
		Information Technology: 27.9%
483,270		Apple, Inc.	213,909,800	5.4
1,284,080		Broadcom Corp.	44,519,054	1.1
2,800,910	@	EMC Corp.	66,913,740	1.7
433,550	@	F5 Networks, Inc.	38,620,634	1.0
191,785		Google, Inc. - Class A	152,283,044	3.8
872,980		International Business Machines Corp.	186,206,634	4.7
755,290		Intuit, Inc.	49,584,788	1.2
2,117,230	@	Juniper Networks, Inc.	39,253,444	1.0
1,711,650	@	NetApp, Inc.	58,469,964	1.5
3,755,187		Oracle Corp.	121,442,748	3.1
590,990		Qualcomm, Inc.	39,566,780	1.0
562,340		Visa, Inc.	95,507,826	2.4
			1,106,278,456	27.9
		Materials: 2.7%
277,330		Eastman Chemical Co.	19,377,047	0.5
844,870		Monsanto Co.	89,243,618	2.2
			108,620,665	2.7
		Total Common Stock
		(Cost $3,378,108,558)	3,899,731,001	98.2
SHORT-TERM INVESTMENTS: 2.6%
		Mutual Funds: 2.6%
102,015,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $102,015,000)	102,015,000	2.6
		Total Short-Term Investments
		(Cost $102,015,000)	102,015,000	2.6
		Total Investments in Securities (Cost $3,480,123,558)	$4,001,746,001	100.8
		Liabilities in Excess of Other Assets	(31,046,461)	(0.8)
		Net Assets	$3,970,699,540	100.0

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

@	Non-income producing security

	Cost for federal income tax purposes is $3,482,918,804.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$598,131,146
	Gross Unrealized Depreciation	(79,303,949)
	Net Unrealized Appreciation	$518,827,197

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$3,899,731,001	$—	$—	$3,899,731,001
Short-Term Investments	102,015,000	—	—	102,015,000
Total Investments,at fair value	$4,001,746,001	$—	$—	$4,001,746,001

*                 For further breakdown of Common Stock by Industry type,  please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 9.8%
176,408		Comcast Corp. — Class A	$7,410,900	1.9
111,406		Delphi Automotive PLC	4,946,426	1.3
103,077		Foot Locker, Inc.	3,529,357	0.9
217,312		Lowe’s Cos., Inc.	8,240,471	2.1
107,931		Macy’s, Inc.	4,515,833	1.2
90,500	@	Penn National Gaming, Inc.	4,925,915	1.3
58,900		Six Flags Entertainment Corp.	4,269,072	1.1
			37,837,974	9.8
		Consumer Staples: 7.4%
118,700		Hillshire Brands Co.	4,172,305	1.1
125,595		Kraft Foods Group, Inc.	6,471,910	1.7
43,378		Philip Morris International, Inc.	4,021,575	1.0
179,600		Procter & Gamble Co.	13,839,976	3.6
			28,505,766	7.4
		Energy: 15.4%
46,100		Anadarko Petroleum Corp.	4,031,445	1.0
95,200		ConocoPhillips	5,721,520	1.5
255,374		ExxonMobil Corp.	23,011,751	6.0
176,706		Halliburton Co.	7,140,690	1.9
74,700		Noble Corp.	2,849,805	0.7
83,800		Occidental Petroleum Corp.	6,567,406	1.7
85,223	@	Rowan Companies PLC	3,013,485	0.8
66,296		Royal Dutch Shell PLC - Class A ADR	4,319,847	1.1
107,604		Statoil ASA ADR	2,649,211	0.7
			59,305,160	15.4
		Financials: 27.3%
157,095	L	AllianceBernstein Holding LP	3,440,381	0.9
69,508		Ameriprise Financial, Inc.	5,119,264	1.3
100,726		Arthur J. Gallagher & Co.	4,160,991	1.1
139,948		Blackstone Group LP	2,768,171	0.7
137,883		Citigroup, Inc.	6,099,944	1.6
99,600		Extra Space Storage, Inc.	3,911,292	1.0
308,303		Fifth Third Bancorp.	5,028,422	1.3
216,200		Host Hotels & Resorts, Inc.	3,781,338	1.0
167,700		Invesco Ltd.	4,856,592	1.2
241,065		JPMorgan Chase & Co.	11,440,945	3.0
166,186		Lincoln National Corp.	5,419,325	1.4
73,642		PNC Financial Services Group, Inc.	4,897,193	1.3
70,025		Prudential Financial, Inc.	4,130,775	1.1
522,900		Regions Financial Corp.	4,282,551	1.1
70,129		Travelers Cos., Inc.	5,904,161	1.5
202,643		US Bancorp.	6,875,677	1.8
143,462		Weingarten Realty Investors	4,526,226	1.2
342,388		Wells Fargo & Co.	12,664,932	3.3
193,143		XL Group PLC	5,852,233	1.5
			105,160,413	27.3
		Health Care: 10.2%
57,321		Abbott Laboratories	2,024,578	0.5
45,000		Amgen, Inc.	4,612,950	1.2
125,493		Medtronic, Inc.	5,893,151	1.5
250,052		Merck & Co., Inc.	11,059,800	2.9
546,271		Pfizer, Inc.	15,765,381	4.1
			39,355,860	10.2
		Industrials: 8.5%
66,951		Ametek, Inc.	2,902,995	0.8
175,900		CSX Corp.	4,332,417	1.1
37,535		Fluor Corp.	2,489,697	0.6
69,716		General Dynamics Corp.	4,915,675	1.3
326,939		General Electric Co.	7,558,830	2.0
31,700		Hubbell, Inc.	3,078,387	0.8
22,900		Roper Industries, Inc.	2,915,399	0.8
30,054		Union Pacific Corp.	4,279,990	1.1
			32,473,390	8.5
		Information Technology: 6.3%
92,442		Automatic Data Processing, Inc.	6,010,579	1.6
459,617		Cisco Systems, Inc.	9,610,591	2.5
136,437		Microchip Technology, Inc.	5,015,424	1.3
118,461		Microsoft Corp.	3,389,169	0.9
			24,025,763	6.3
		Materials: 3.7%
65,700		Eastman Chemical Co.	4,590,459	1.2
104,317		International Paper Co.	4,859,086	1.2
106,279		Nucor Corp.	4,904,776	1.3
			14,354,321	3.7
		Telecommunication Services: 2.4%
152,187		CenturyTel, Inc.	5,346,329	1.4
78,900		Verizon Communications, Inc.	3,877,935	1.0
			9,224,264	2.4
		Utilities: 6.2%
246,953		CenterPoint Energy, Inc.	5,916,994	1.5
80,606		DTE Energy Co.	5,508,614	1.4
58,147		Entergy Corp.	3,677,216	1.0
209,461		Great Plains Energy, Inc.	4,857,401	1.3
189,475		NV Energy, Inc.	3,795,184	1.0
			23,755,409	6.2
		Total Common Stock
		(Cost $318,244,075)	373,998,320	97.2

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
		Securities Lending Collateral(cc)(1): 0.9%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,000,022, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 03/31/13-03/15/53)	$1,000,000	0.2
460,837		Deutsche Bank AG, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $460,850, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $470,054, due 02/25/14-02/01/43)	460,837	0.1
1,000,000		Mizuho Securities USA Inc., Repurchase Agreement dated 03/28/13, 0.28%, due 04/01/13 (Repurchase Amount $1,000,031, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-9.000%, Market Value plus accrued interest $1,020,001, due 02/15/14-04/15/54)	1,000,000	0.3
1,000,000		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,000,024, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,020,000, due 07/01/27-04/01/43)	1,000,000	0.3
			3,460,837	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.0%
11,552,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $11,552,000)	$11,552,000	3.0
		Total Short-Term Investments
		(Cost $15,012,837)	15,012,837	3.9
		Total Investments in Securities (Cost $333,256,912)	$389,011,157	101.1
		Liabilities in Excess of Other Assets	(4,220,937)	(1.1)
		Net Assets	$384,790,220	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $334,316,133.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$56,803,541
		Gross Unrealized Depreciation	(2,108,517)
		Net Unrealized Appreciation	$54,695,024

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$373,998,320	$—	$—	$373,998,320
Short-Term Investments	11,552,000	3,460,837	—	15,012,837
Total Investments, at fair value	$385,550,320	$3,460,837	$—	$389,011,157

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 40.1%
		Consumer Discretionary: 1.3%
386,000	L	Amazon.com, Inc., 0.650%, 11/27/15	$385,787	0.1
171,000		COX Communications, Inc., 5.450%, 12/15/14	184,758	0.1
150,000		COX Communications, Inc., 5.500%, 10/01/15	167,294	0.1
584,000		McDonald’s Corp., 0.750%, 05/29/15	587,615	0.2
700,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	741,850	0.3
286,000		Time Warner Cable, Inc., 7.500%, 04/01/14	305,088	0.1
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,108,000	0.4
			3,480,392	1.3
		Consumer Staples: 3.7%
525,000		Altria Group, Inc., 4.125%, 09/11/15	566,797	0.2
336,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	336,827	0.1
195,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	209,592	0.1
556,000		Campbell Soup Co., 0.599%, 08/01/14	557,660	0.2
889,000		Coca-Cola Co., 0.750%, 03/13/15	893,967	0.3
525,000		Coca-Cola Co., 1.800%, 09/01/16	543,242	0.2
342,000		Colgate-Palmolive Co., 1.250%, 05/01/14	345,452	0.1
738,000		ConAgra Foods, Inc., 1.300%, 01/25/16	744,407	0.3
525,000		Kellogg Co., 1.125%, 05/15/15	530,222	0.2
583,000		Kraft Foods Group, Inc., 1.625%, 06/04/15	592,298	0.2
241,000		Lorillard Tobacco Co., 3.500%, 08/04/16	255,201	0.1
925,000		PepsiCo, Inc., 0.700%, 08/13/15	926,926	0.4
245,000		PepsiCo, Inc., 1.250%, 08/13/17	246,142	0.1
305,000		PepsiCo, Inc., 0.700%, 02/26/16	305,297	0.1
749,000		Philip Morris International, Inc., 2.500%, 05/16/16	788,955	0.3
647,000		Procter & Gamble Co., 0.700%, 08/15/14	650,784	0.2
203,000		Procter & Gamble Co., 1.450%, 08/15/16	208,152	0.1
525,000		Reynolds American, Inc., 1.050%, 10/30/15	525,518	0.2
355,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	360,882	0.1
455,000		Wal-Mart Stores, Inc., 1.625%, 04/15/14	461,258	0.2
			10,049,579	3.7
		Energy: 2.5%
420,000		BP Capital Markets PLC, 0.700%, 11/06/15	419,559	0.2
400,000		BP Capital Markets PLC, 2.248%, 11/01/16	416,552	0.1
700,000		Cameron International Corp., 1.600%, 04/30/15	706,856	0.3
549,000		ConocoPhillips, 4.600%, 01/15/15	588,389	0.2
325,000		Enterprise Products Operating L.P., 5.600%, 10/15/14	348,513	0.1
367,000		Enterprise Products Operating, LLC, 1.250%, 08/13/15	369,899	0.1
700,000		Marathon Oil Corp., 0.900%, 11/01/15	698,737	0.3
287,000		Petrobras International Finance Co. - Pifco, 2.875%, 02/06/15	293,692	0.1
833,000		Phillips 66, 1.950%, 03/05/15	851,701	0.3
969,000		Shell International Finance BV, 3.100%, 06/28/15	1,024,751	0.4
515,000		Total Capital International SA, 0.750%, 01/25/16	516,633	0.2
626,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	625,723	0.2
			6,861,005	2.5
		Financials: 18.7%
298,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	298,388	0.1
612,000		Aegon NV, 2.040%, 07/29/49	385,943	0.1
524,000		Allstate Corp., 6.200%, 05/16/14	556,130	0.2
469,000		American Express Credit Corp., 1.750%, 06/12/15	479,473	0.2
400,000	#	American Honda Finance Corp., 1.850%, 09/19/14	407,080	0.1
870,000		American International Group, Inc., 5.600%, 10/18/16	989,546	0.4
550,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	551,923	0.2
1,250,000		Bank of America Corp., 1.250%, 01/11/16	1,246,062	0.5
977,000		Bank of America Corp., 1.500%, 10/09/15	980,831	0.4
840,000		Bank of America Corp., 3.750%, 07/12/16	894,170	0.3
875,000		Bank of Montreal, 0.800%, 11/06/15	874,305	0.3
1,060,000		Bank of New York Mellon Corp., 1.200%, 02/20/15	1,072,476	0.4
875,000		Bank of Nova Scotia, 0.750%, 10/09/15	875,196	0.3
900,000		Barclays Bank PLC, 5.000%, 09/22/16	1,011,756	0.4
330,000		BB&T Corp., 1.600%, 08/15/17	333,695	0.1

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
507,000		BB&T Corp., 2.050%, 04/28/14	$515,573	0.2
490,000		BB&T Corp., 5.200%, 12/23/15	544,550	0.2
525,000		BBVA, 4.664%, 10/09/15	538,691	0.2
966,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1,014,027	0.4
525,000		BlackRock, Inc., 1.375%, 06/01/15	534,280	0.2
467,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	482,807	0.2
311,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	312,220	0.1
439,000		Capital One Bank USA NA, 6.500%, 06/13/13	444,194	0.2
437,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	437,661	0.2
500,000		Caterpillar Financial Services Corp., 0.700%, 02/26/16	500,057	0.2
525,000		Caterpillar Financial Services Corp., 1.100%, 05/29/15	531,280	0.2
630,000		Charles Schwab Corp., 0.850%, 12/04/15	632,977	0.2
500,000		Citigroup, Inc., 1.250%, 01/15/16	499,779	0.2
855,000		Citigroup, Inc., 1.300%, 04/01/16	855,600	0.3
695,000		Citigroup, Inc., 2.650%, 03/02/15	714,527	0.3
13,000		Citigroup, Inc., 5.125%, 05/05/14	13,598	0.0
437,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.850%, 01/10/14	442,084	0.2
253,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	260,722	0.1
1,151,000		Credit Suisse/New York NY, 3.500%, 03/23/15	1,213,757	0.4
800,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	803,351	0.3
980,000		Fifth Third Bancorp., 3.625%, 01/25/16	1,048,413	0.4
305,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	311,493	0.1
945,000		General Electric Capital Corp., 1.000%, 12/11/15	951,503	0.3
700,000		General Electric Capital Corp., 3.750%, 11/14/14	735,347	0.3
280,000		General Electric Capital Corp., 4.750%, 09/15/14	296,410	0.1
980,000		General Electric Capital Corp., 4.875%, 03/04/15	1,057,652	0.4
1,168,000		Goldman Sachs Group, Inc., 0.805%, 01/12/15	1,163,435	0.4
820,000		Goldman Sachs Group, Inc./The, 1.600%, 11/23/15	828,043	0.3
554,000		Hartford Financial Services Group, Inc., 4.750%, 03/01/14	573,198	0.2
350,000		HCP, Inc., 3.750%, 02/01/16	373,869	0.1
260,000		Health Care REIT, Inc., 3.625%, 03/15/16	275,682	0.1
770,000		HSBC USA, Inc., 2.375%, 02/13/15	792,630	0.3
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	423,126	0.2
385,000	#	International Lease Finance Corp., 6.500%, 09/01/14	411,950	0.1
361,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	353,153	0.1
300,000		John Deere Capital Corp., 0.750%, 01/22/16	301,115	0.1
545,000		John Deere Capital Corp., 1.600%, 03/03/14	551,343	0.2
1,225,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,299,980	0.5
1,260,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,323,415	0.5
630,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	640,643	0.2
375,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	383,138	0.1
215,000		Morgan Stanley, 1.750%, 02/25/16	216,845	0.1
785,000		Morgan Stanley, 2.875%, 01/24/14	798,047	0.3
180,000		Morgan Stanley, 6.000%, 04/28/15	196,168	0.1
665,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	677,002	0.2
220,000	#	New York Life Global Funding, 1.300%, 01/12/15	223,024	0.1
165,000	#	Nordea Bank AB, 3.700%, 11/13/14	172,858	0.1
600,000		PNC Funding Corp., 5.625%, 02/01/17	686,181	0.3
672,000	#	Principal Life Global Funding II, 0.904%, 07/09/14	676,297	0.2
357,000		ProLogis L.P., 7.625%, 08/15/14	386,048	0.1
1,050,000		Prudential Financial, Inc., 3.875%, 01/14/15	1,105,215	0.4
218,000		Regions Financial Corp., 5.750%, 06/15/15	236,675	0.1
560,000		Regions Financial Corp., 7.750%, 11/10/14	617,626	0.2
980,000		Royal Bank of Canada, 0.850%, 03/08/16	980,678	0.4
735,000		Royal Bank of Canada, 1.500%, 01/16/18	744,192	0.3
525,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	539,911	0.2

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
848,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	$870,010	0.3
280,000		SLM Corp., 3.875%, 09/10/15	291,730	0.1
595,000		SouthTrust Corp., 5.800%, 06/15/14	622,957	0.2
805,000		State Street Corp., 2.875%, 03/07/16	857,682	0.3
770,000		SunTrust Bank/Atlanta GA, 0.584%, 04/01/15	762,026	0.3
353,000		UBS AG/Stamford CT, 2.250%, 01/28/14	357,779	0.1
490,000		UBS AG, 5.875%, 07/15/16	550,431	0.2
261,000		US Bancorp, 2.200%, 11/15/16	272,616	0.1
507,000		Wachovia Bank NA, 4.800%, 11/01/14	539,135	0.2
686,000		Wells Fargo & Co., 2.100%, 05/08/17	708,381	0.3
629,000		Westpac Banking Corp., 1.125%, 09/25/15	634,145	0.2
			51,067,906	18.7
		Health Care: 4.3%
700,000	#	AbbVie, Inc., 1.200%, 11/06/15	705,888	0.3
353,000		Amgen, Inc., 1.875%, 11/15/14	360,109	0.1
875,000		Covidien International Finance SA, 1.350%, 05/29/15	888,069	0.3
771,000		Eli Lilly & Co., 4.200%, 03/06/14	798,445	0.3
875,000		Genentech, Inc., 4.750%, 07/15/15	953,850	0.3
782,000		GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	785,894	0.3
525,000		Johnson & Johnson, 1.200%, 05/15/14	530,434	0.2
965,000		McKesson Corp., 0.950%, 12/04/15	968,278	0.4
700,000		Medtronic, Inc., 3.000%, 03/15/15	733,622	0.3
808,000		Novartis Capital Corp., 2.900%, 04/24/15	847,813	0.3
915,000		Pfizer, Inc., 5.350%, 03/15/15	999,673	0.4
680,000		Sanofi-Aventis SA, 1.625%, 03/28/14	688,838	0.2
875,000		St. Jude Medical, Inc., 2.500%, 01/15/16	908,334	0.3
700,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	702,561	0.3
443,000		WellPoint, Inc., 5.250%, 01/15/16	493,561	0.2
314,000	#	Zoetis, Inc., 1.150%, 02/01/16	315,082	0.1
			11,680,451	4.3
		Industrials: 0.9%
542,000		CSX Corp., 6.250%, 04/01/15	600,433	0.2
560,000		General Electric Co., 0.850%, 10/09/15	562,217	0.2
184,000		United Parcel Service, Inc., 1.125%, 10/01/17	185,495	0.1
399,000		United Parcel Service, Inc., 3.875%, 04/01/14	412,563	0.1
700,000		United Technologies Corp., 1.200%, 06/01/15	710,200	0.3
			2,470,908	0.9
		Information Technology: 3.3%
763,000		Cisco Systems, Inc., 1.625%, 03/14/14	772,547	0.3
295,000		Computer Sciences Corp., 2.500%, 09/15/15	303,140	0.1
700,000		Dell, Inc., 2.100%, 04/01/14	705,023	0.3
1,547,000		International Business Machines Corp., 0.550%, 02/06/15	1,550,088	0.6
130,000		International Business Machines Corp., 1.950%, 07/22/16	134,967	0.0
700,000		Intel Corp., 1.350%, 12/15/17	703,501	0.3
809,000		Microsoft Corp., 2.950%, 06/01/14	834,107	0.3
525,000		NetApp, Inc., 2.000%, 12/15/17	528,760	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	701,850	0.2
799,000		Oracle Corp., 3.750%, 07/08/14	832,489	0.3
525,000		Symantec Corp., 2.750%, 09/15/15	543,412	0.2
556,000		Texas Instruments, Inc., 0.450%, 08/03/15	554,828	0.2
700,000		Xerox Corp., 4.250%, 02/15/15	737,672	0.3
			8,902,384	3.3
		Materials: 1.6%
637,000		Barrick Gold Corp., 1.750%, 05/30/14	644,175	0.2
311,000		BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	326,915	0.1
735,000		Dow Chemical Co., 5.900%, 02/15/15	803,715	0.3
289,000		Ecolab, Inc., 1.000%, 08/09/15	289,932	0.1
875,000		EI du Pont de Nemours & Co., 1.750%, 03/25/14	886,335	0.3
469,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	472,613	0.2
225,000	#	Xstrata Canada Financial Corp., 2.850%, 11/10/14	230,691	0.1
770,000	#	Xstrata Finance Canada Ltd., 1.800%, 10/23/15	779,236	0.3
			4,433,612	1.6
		Telecommunication Services: 1.6%
1,225,000		AT&T, Inc., 0.800%, 12/01/15	1,223,357	0.5
350,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	363,768	0.1

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services (continued)
2,317,000		Verizon Communications, Inc., 1.950%, 03/28/14	$2,350,650	0.9
371,000		Vodafone Group PLC, 0.900%, 02/19/16	370,411	0.1
			4,308,186	1.6
		Utilities: 2.2%
475,000		Commonwealth Edison Co., 1.625%, 01/15/14	479,351	0.2
260,000		Dominion Resources, Inc., 1.800%, 03/15/14	262,946	0.1
233,000		Entergy Louisiana, LLC, 1.875%, 12/15/14	237,853	0.1
890,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	897,208	0.3
1,025,000		Georgia Power Co., 0.625%, 11/15/15	1,025,105	0.4
379,000		Georgia Power Co., 0.750%, 08/10/15	380,583	0.1
753,000		Progress Energy, Inc., 5.625%, 01/15/16	847,550	0.3
588,000		PSEG Power, LLC, 2.750%, 09/15/16	612,096	0.2
617,000		Sempra Energy, 2.000%, 03/15/14	624,569	0.2
550,000		Southern California Edison Co., 5.750%, 03/15/14	576,402	0.2
220,000		Southern Co., 4.150%, 05/15/14	228,499	0.1
			6,172,162	2.2
		Total Corporate Bonds/Notes
		(Cost $108,467,004)	109,426,585	40.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
678,564	#	BAMLL-DB Trust, 2.343%, 04/13/29	689,058	0.3
1,043,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,059,328	0.4
500,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 5.957%, 06/11/50	528,536	0.2
529,808		CD 2007-CD4 Commercial Mortgage Trust, 5.205%, 12/11/49	536,629	0.2
105,000	#	CSMC Series 2009-RR3, 5.342%, 12/15/43	119,922	0.0
56,385		CW Capital Cobalt Ltd., 5.731%, 05/15/46	56,445	0.0
598,861		GE Capital Commercial Mortgage Corp., 5.306%, 11/10/45	601,194	0.2
634,202		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	653,359	0.2
118,774		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	120,615	0.0
240,000	#	GS Mortgage Securities Trust 2013-NYC5 A, 2.318%, 01/10/30	246,094	0.1
280,000	#	GS MTG, 1.050%, 11/08/29	281,844	0.1
450,142	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	460,049	0.2
776,181		JP Morgan Chase Commercial Mortgage Securities Corp., 5.298%, 05/15/47	788,163	0.3
489,742		JP Morgan Chase Commercial Mortgage Securities Corp., 5.792%, 06/15/49	505,036	0.2
280,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.790%, 02/15/51	290,639	0.1
26,328		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	26,554	0.0
275,000		JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CIBC13, 5.298%, 01/12/43	282,225	0.1
781,389		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	817,994	0.3
1,102,000		LB-UBS Commercial Mortgage Trust, 5.347%, 11/15/38	1,250,736	0.5
382,285		ML-CFC Commercial Mortgage Trust 2007-9, 5.644%, 09/12/49	399,642	0.1
630,000		Morgan Stanley Capital I Trust 2006-TOP21, 5.185%, 10/12/52	638,304	0.2
91,000		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	104,241	0.0
84,000		Morgan Stanley Capital I Trust 2007-TOP27, 5.651%, 06/11/42	98,548	0.0
294,000		Morgan Stanley Capital I, 4.989%, 08/13/42	316,958	0.1
684,233		Morgan Stanley Capital I, 5.187%, 11/14/42	684,256	0.3
730,316		Morgan Stanley Capital I, 5.575%, 04/12/49	746,091	0.3
552,881		Morgan Stanley Capital I, 5.649%, 12/15/44	573,325	0.2
210,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	217,487	0.1
150,000	#	Motel 6 Trust, 1.500%, 10/05/25	151,148	0.1
637,000	#	Motel 6 Trust, 1.948%, 10/05/25	643,019	0.2
1,772,834		NCUA Guaranteed Notes, 1.600%, 10/29/20	1,805,825	0.7
318,777	#	NorthStar 2012-1 Mortgage Trust, 1.404%, 08/25/29	319,190	0.1

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
160,073		Wachovia Bank Commercial Mortgage Trust, 5.230%, 07/15/41	$159,891	0.1
		Total Collateralized Mortgage Obligations
		(Cost $16,087,032)	16,172,345	5.9
ASSET-BACKED SECURITIES: 7.1%
		Automobile Asset-Backed Securities: 1.6%
273,000		Capital Auto Receivables Asset Trust 2013-1, 0.790%, 06/20/17	273,530	0.1
1,302,000		CarMax Auto Owner Trust, 1.250%, 06/15/17	1,322,240	0.5
90,000		Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	90,171	0.0
756,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	756,222	0.3
901,000		Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	899,579	0.3
750,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	757,827	0.3
227,000		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	227,840	0.1
			4,327,409	1.6
		Credit Card Asset-Backed Securities: 1.0%
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,626,950	0.6
975,000		Dryrock Issuance Trust, 0.640%, 08/15/18	973,507	0.4
			2,600,457	1.0
		Other Asset-Backed Securities: 4.5%
500,000	#	Apidos CDO I Ltd., 1.051%, 07/27/17	481,903	0.2
500,000	#	Apidos CDO II, 1.101%, 12/21/18	469,817	0.2
131,458	#	Atrium CDO Corp., 0.617%, 10/27/16	130,714	0.0
750,000		Atrium CDO Corp., 0.867%, 10/27/16	739,119	0.3
276,507	#	Black Diamond CLO Ltd., 0.550%, 06/20/17	275,117	0.1
500,000	#	Black Diamond CLO Ltd., 0.630%, 06/20/17	490,414	0.2
494,435	#	Castle Garden Funding, 0.547%, 10/27/20	488,766	0.2
500,000	#	Castle Garden Funding, 1.037%, 10/27/20	479,385	0.2
550,000	#	Clydesdale CLO 2005 Ltd, 0.755%, 12/06/17	536,555	0.2
1,374,000		CNH Equipment Trust, 0.650%, 04/16/18	1,373,548	0.5
530,937	#	Emporia Preferred Funding II Corp., 0.583%, 10/18/18	525,840	0.2
575,000	#	Emporia Preferred Funding, 0.803%, 10/18/18	543,566	0.2
224,413	#	First CLO Ltd., 1.281%, 12/14/16	223,924	0.1
550,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.190%, 05/15/17	526,897	0.2
350,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.989%, 08/21/20	323,768	0.1
500,000	#	Gulf Stream - Sextant CLO Ltd., 0.629%, 08/21/20	485,983	0.2
475,000	#	Gulf Stream Compass CLO Ltd., 0.710%, 05/15/17	471,702	0.2
294,374	#	Gulf Stream Compass CLO Ltd., 1.554%, 07/15/16	292,669	0.1
395,000	#	Hewett’s Island CDO Ltd., 1.480%, 12/15/16	386,590	0.1
500,000	#	Hewett’s Island CLO II Ltd., 2.680%, 12/15/16	499,970	0.2
400,000	#	Integral Funding, Inc., 4.804%, 09/27/17	399,960	0.1
675,000	#	Landmark VI CDO Ltd, 0.805%, 01/14/18	655,865	0.2
394,428	#	Lightpoint CLO Ltd., 0.540%, 09/15/17	389,150	0.1
250,000	#	Madison Park Funding I Ltd., 2.192%, 05/10/19	242,399	0.1
350,000	#	Marathon CLO I Ltd, 2.201%, 07/26/19	348,701	0.1
500,000	#	Morgan Stanley Investment Management Croton Ltd, 0.754%, 01/15/18	485,391	0.2
92,829	#	Wind River CLO Ltd., 0.610%, 12/19/16	92,154	0.0
			12,359,867	4.5
		Total Asset-Backed Securities
		(Cost $19,164,650)	19,287,733	7.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.3%
		Federal Home Loan Bank: 0.1%
150,000		1.150%, due 02/22/18	150,294	0.1

		Federal Home Loan Mortgage Corporation: 0.0%##
131		2.000%, due 01/01/17	134	0.0
55		6.000%, due 04/01/13	55	0.0
48		6.000%, due 04/01/13	48	0.0
			237	0.0
		Federal National Mortgage Association: 5.2%##
13,300,000		0.750%, due 12/19/14	13,411,374	4.9
3,849		2.332%, due 12/01/17	3,908	0.0
417		6.000%, due 04/01/13	417	0.0
20,338		6.000%, due 07/01/16	21,555	0.0
26,172		6.000%, due 03/01/17	28,085	0.0
26,238		6.000%, due 05/01/17	28,156	0.0
14,305		6.000%, due 09/01/17	15,351	0.0
257,958		6.500%, due 10/01/22	286,927	0.1
193,527		6.500%, due 02/01/29	222,489	0.1
53,968		6.500%, due 10/01/32	63,702	0.1
18,021		7.000%, due 10/01/32	21,470	0.0
25,576		7.500%, due 08/01/27	29,184	0.0

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
3,543		1.965%, due 07/01/24	$3,739	0.0
			14,136,357	5.2
		Government National Mortgage Association: 0.0%
69		6.000%, due 04/15/13	70	0.0
8,125		9.000%, due 12/15/26	9,664	0.0
1,368		9.500%, due 03/15/20	1,377	0.0
			11,111	0.0
		Total U.S. Government Agency Obligations
		(Cost $14,222,757)	14,297,999	5.3
U.S. TREASURY OBLIGATIONS: 33.5%
		U.S. Treasury Notes: 33.5%
70,780,000		0.250%, due 02/28/15	70,796,633	26.0
5,321,000		0.375%, due 03/15/16	5,325,576	2.0
4,977,000		0.750%, due 02/28/18	4,978,946	1.8
10,152,000		1.250%, due 02/29/20	10,178,172	3.7
		Total U.S. Treasury Obligations
		(Cost $91,213,106)	91,279,327	33.5
		Total Long-Term Investments
		(Cost $249,154,549)	250,463,989	91.9
SHORT-TERM INVESTMENTS: 6.2%
		U.S. Treasury Bills: 5.1%
13,802,000	Z	United States Treasury Bill, 0.110%, 12/12/13
		(Cost $13,788,623)	13,791,497	5.1

		Securities Lending Collateral(cc)(1): 0.1%
397,669

Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.15%, due 04/01/13 (Repurchase Amount $397,676, collateralized by various U.S. Government Securities, 0.250%-6.125%, Market Value plus accrued interest $405,623, due 10/31/13-02/15/43)

		(Cost $397,669)	397,669	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
2,655,100		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,655,100)	$2,655,100	1.0
		Total Short-Term Investments
		(Cost $16,841,392)	16,844,266	6.2
		Total Investments in Securities (Cost $265,995,941)	$267,308,255	98.1
		Assets in Excess of Other Liabilities	5,270,879	1.9
		Net Assets	$272,579,134	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $265,997,006.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,598,204
		Gross Unrealized Depreciation	(286,955)
		Net Unrealized Appreciation	$1,311,249

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$109,426,585	$—	$109,426,585
Collateralized Mortgage Obligations	—	16,172,345	—	16,172,345
Short-Term Investments	2,655,100	14,189,166	—	16,844,266
U.S. Treasury Obligations	—	91,279,327	—	91,279,327
U.S. Government Agency Obligations	—	14,297,999	—	14,297,999
Asset-Backed Securities	—	19,287,733	—	19,287,733
Total Investments, at fair value	$2,655,100	$264,653,155	$—	$267,308,255
Other Financial Instruments+
Futures	1,748	—	—	1,748
Total Assets	$2,656,848	$264,653,155	$—	$267,310,003
Liabilities Table
Other Financial Instruments+
Futures	$(79,912)	$—	$—	$(79,912)
Total Liabilities	$(79,912)	$—	$—	$(79,912)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Limited Maturity Bond Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	279	06/28/13	$61,506,420	$(4,795)
			$61,506,420	$(4,795)
Short Contracts
U.S. Treasury 10-Year Note	(58)	06/19/13	(7,655,094)	(25,670)
U.S. Treasury 5-Year Note	(302)	06/28/13	(37,464,516)	(49,447)
U.S. Treasury Ultra Long Bond	(1)	06/19/13	(157,594)	1,748
			$(45,277,204)	$(73,369)

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
		Asset Backed Commercial Paper: 22.2%
5,250,000		Barton Capital LLC, 0.160%,due 04/01/13	$5,250,000	0.5
32,500,000		Concord Minutemen Capital Co., 0.652%,due 04/02/13	32,499,413	2.9
2,000,000	Z	Concord Minutement Capital Co., 0.300%,due 05/07/13	1,999,380	0.2
20,250,000		Concord Minutement Capital Co., 0.340%,due 04/08/13	20,248,661	1.8
27,500,000		Crown Point Capital Co., 0.340%,due 04/08/13	27,498,182	2.4
3,000,000		Crown Point Capital Co., 0.652%,due 04/02/13	2,999,946	0.3
25,000,000		Crown Point Capital Co., 0.652%,due 04/03/13	24,999,097	2.2
10,200,000		Jupiter Securitization Company LLC, 0.180%,due 05/24/13	10,197,297	0.9
24,250,000		Jupiter Securitization Company LLC, 0.180%,due 05/28/13	24,243,089	2.1
500,000		Jupiter Securitization Company LLC, 0.200%,due 04/05/13	499,989	0.0
12,250,000		Jupiter Securitization Company LLC, 0.250%,due 09/17/13	12,235,623	1.1
2,300,000		Jupiter Securitization Company LLC, 0.270%,due 09/19/13	2,297,050	0.2
7,750,000		Old Line Funding LLC, 0.200%,due 06/20/13	7,746,556	0.7
13,900,000		Old Line Funding LLC, 0.210%,due 06/17/13	13,893,757	1.2
8,600,000		Old Line Funding LLC, 0.250%,due 09/16/13	8,589,967	0.8
19,000,000		Old Line Funding LLC, 0.300%,due 05/16/13	18,992,875	1.7
5,000,000		Thunder Bay Funding LLC, 0.210%,due 07/01/13	4,997,346	0.4
4,200,000		Thunder Bay Funding LLC, 0.210%,due 07/15/13	4,197,427	0.4
20,250,000		Thunder Bay Funding LLC, 0.260%,due 09/23/13	20,224,406	1.8
7,250,000		Thunder Bay Funding LLC, 0.321%,due 04/01/13	7,250,000	0.6
		Total Asset Backed Commercial Paper
		(Cost $250,860,061)	250,860,061	22.2
		Certificate of Deposit: 6.4%
500,000		Commonwealth Bank of Australia/New York NY, 1.031%,due 06/14/13	500,790	0.0
16,500,000		Deutsche Bank NY, 0.290%,due 04/10/13	16,500,371	1.5
14,500,000		Rabobank Nederland NY, 0.410%,due 06/25/13	14,500,319	1.3
9,500,000		Royal Bank of Canada NY, 0.688%,due 04/02/13	9,511,168	0.8
12,250,000		Toronto Dominion Bank NY, 0.130%,due 04/08/13	12,249,857	1.1
11,250,000		Toronto Dominion Bank NY, 0.305%,due 07/19/13	11,252,549	1.0
1,400,000		Toronto Dominion Bank NY, 0.314%,due 07/26/13	1,400,051	0.1
6,500,000		Westpac Banking Corp./NY, 0.353%,due 05/01/13	6,498,053	0.6
		Total Certificate of Deposit
		(Cost $72,413,158)	72,413,158	6.4
		Financial Company Commercial Paper: 8.9%
1,000,000	Z	ASB Finance Ltd. London, 0.180%,due 04/11/13	999,945	0.1
600,000	#	Australia & New Zealand Banking Group Ltd., 0.372%,due 08/16/13	600,081	0.1
9,000,000		Commonwealth Bank of Australia, 0.280%,due 05/15/13	8,996,920	0.8
7,800,000		Deutsche Bank Finl LLC, 0.160%,due 04/08/13	7,799,757	0.7
25,000,000		Deutsche Bank Finl LLC, 0.391%,due 07/01/13	24,975,354	2.2
7,000,000		HSBC Bank PLC, 0.452%,due 08/05/13	6,988,975	0.6
13,300,000		Rabobank USA Finance Corp., 0.261%,due 07/01/13	13,291,240	1.2
22,250,000		Toronto Dominion Holding USA, 0.140%,due 04/03/13	22,249,827	2.0
3,500,000	#	Westpac Securities NZ Ltd., 0.375%,due 04/08/13	3,500,085	0.3
10,450,000	#	Westpac Securities NZ Ltd., 0.504%,due 04/15/13	10,451,479	0.9
		Total Financial Company Commercial Paper
		(Cost $99,853,663)	99,853,663	8.9
		Government Agency Debt: 5.8%
1,110,000	Z	Fannie Mae Discount Notes, 0.090%,due 05/15/13	1,109,878	0.1
3,300,000		Fannie Mae Discount Notes, 0.090%,due 05/22/13	3,299,579	0.3

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Government Agency Debt (continued)
1,000,000		Farmer Mac Discount Notes, 0.100%,due 04/18/13	$999,953	0.1
49,250,000		Federal Home Loan Bank Discount Notes, 0.089%,due 05/24/13	49,243,547	4.3
10,900,000		Federal Home Loan Bank Discount Notes, 0.090%,due 05/22/13	10,898,610	1.0
		Total Government Agency Debt
		(Cost $65,551,567)	65,551,567	5.8
		Government Agency Repurchase Agreement: 6.1%
68,799,000		Goldman Sachs Repurchase Agreement dated 03/28/2013, 0.180%, due 04/01/13, $68,799,344 to be received upon repurchase (Collateralized by $69,889,000, FNSM, 0.625%-1.250%, Market Value plus accrued interest $70,175,265 due 02/27/2014-09/26/2016)	68,799,000	6.1
		Total Government Agency Repurchase Agreement
		(Cost $68,799,000)	68,799,000	6.1
		Other Commercial Paper: 1.1%
12,000,000	#	PepsiCo, Inc., 0.120%,due 04/08/13	11,999,720	1.1
		Total Other Commercial Paper
		(Cost $11,999,720)	11,999,720	1.1
		Other Instrument: 4.3%
48,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%,due 04/01/13	48,000,000	4.3
		Total Other Instrument
		(Cost $48,000,000)	48,000,000	4.3
		Other Note: 27.4%
13,000,000	#	American Honda Finance, 0.331%,due 06/05/13	13,000,000	1.2
2,250,000	#	American Honda Finance, 0.913%,due 08/05/13	2,254,747	0.2
1,550,000	#	American Honda Finance, 1.625%,due 09/20/13	1,559,664	0.1
2,250,000		American Honda Finance, 4.625%,due 04/02/13	2,250,252	0.2
1,500,000	#, L	American Honda Finance, 4.625%,due 04/02/13	1,500,185	0.1
6,400,000	#	ANZ New Zealand Int’l Ltd., 1.280%,due 06/20/13	6,441,799	0.6
500,000		ANZ New Zealand Int’l Ltd., 6.200%,due 07/19/13	507,632	0.0
11,513,000	#	ANZ New Zealand Int’l Ltd., 6.200%,due 07/19/13	11,708,265	1.0
4,500,000		Australia & New Zealand Banking Group Ltd., 1.514%,due 06/18/13	4,506,245	0.4
2,385,000		Bank of New York Mellon Corp./The, 4.500%,due 04/01/13	2,385,000	0.2
4,300,000		Bank of New York Mellon Corp./The, 5.125%,due 08/27/13	4,384,415	0.4
7,650,000		Bottling Group LLC, 5.000%,due 11/15/13	7,870,865	0.7
300,000		Caterpillar Financial Services Corp., 0.450%,due 06/17/13	300,131	0.0
1,000,000		Caterpillar, Inc., 0.459%,due 05/21/13	1,000,370	0.1
2,125,000	#	Fosse Master Issuer PLC, 0.389%,due 04/18/13	2,125,000	0.2
2,400,000		General Electric Capital Corp., 0.280%,due 06/20/13	2,399,497	0.2
1,526,000		General Electric Capital Corp., 0.400%,due 06/20/13	1,526,285	0.1
1,000,000	L	General Electric Capital Corp., 4.800%,due 05/01/13	1,003,426	0.1
1,000,000	#	HSBC Bank PLC, 0.942%,due 05/13/13	1,002,347	0.1
7,050,000	#	HSBC Bank PLC, 1.625%,due 08/12/13	7,081,485	0.6
7,250,000		JPMorgan Chase & Co., 1.102%,due 04/24/13	7,293,880	0.6
11,000,000		JPMorgan Chase & Co., 4.750%,due 05/01/13	11,039,817	1.0
2,750,000		JPMorgan Chase Bank NA, 0.331%,due 04/22/13	2,746,049	0.2
5,353,847	#	Motor PLC, 0.683%,due 09/25/13	5,353,846	0.5
2,100,000		Pepsico, Inc., 0.372%,due 05/10/13	2,100,346	0.2
11,900,000	L	Pepsico, Inc., 0.875%,due 10/25/13	11,937,888	1.1
700,000		Rabobank Nederland, 2.500%,due 12/12/13	710,136	0.1
24,000,000	#	Royal Bank of Canada, 0.408%,due 04/01/13	24,000,000	2.1
24,000,000		Svenska Handelsbanken AB, 0.386%,due 04/04/13	24,000,000	2.1
2,250,000		Toronto Dominion Bank, 0.763%,due 05/01/13	2,256,003	0.2
23,000,000		Toyota Motor Credit Corp., 0.289%,due 05/24/13	23,000,000	2.0

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Other Note (continued)
3,750,000	Toyota Motor Credit Corp., 0.395%,due 07/25/13	$3,750,000	0.3
12,250,000	Toyota Motor Credit Corp., 0.551%,due 07/19/13	12,259,317	1.1
4,250,000	Toyota Motor Credit Corp., 0.703%,due 04/17/13	4,263,726	0.4
3,000,000	Toyota Motor Credit Corp., 0.797%,due 04/11/13	3,007,000	0.3
25,476,000	UBS AG Stamford CT, 2.250%,due 08/12/13	25,651,037	2.3
4,000,000	US Bancorp, 1.375%,due 09/13/13	4,016,473	0.4
1,750,000	US Bancorp, 2.000%,due 06/14/13	1,755,927	0.2
36,250,000	Wells Fargo Bank NA, 0.380%,due 09/20/13	36,250,000	3.2
26,500,000	Westpac Banking Corp, 0.533%,due 04/29/13	26,500,000	2.4
2,100,000	Westpac Banking Corp, 0.533%,due 07/26/13	2,100,143	0.2
	Total Other Note
	(Cost $308,799,198)	308,799,198	27.4
	Securities Lending Collateral(cc)(1): 0.2%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,000,022, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 03/31/13-03/15/53)	1,000,000	0.1
813,933	Morgan Stanley, Repurchase Agreement dated 03/28/13, 0.24%, due 04/01/13 (Repurchase Amount $813,954, collateralized by various U.S. Government Agency Obligations, 2.196%-5.790%, Market Value plus accrued interest $830,212, due 09/01/23-01/01/43)	813,933	0.0
1,000,000	Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,000,024, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,020,000, due 07/01/27-04/01/43)	1,000,000	0.1
	Total Securities Lending Collateral
	(Cost $2,813,933)	2,813,933	0.2
	Treasury Debt: 17.4%
73,750,000	United States Treasury Bill, 0.064%,due 04/18/13	73,747,780	6.5
49,000,000	United States Treasury Bill, 0.073%,due 04/25/13	48,997,632	4.3
74,000,000	United States Treasury Bill, 0.092%,due 06/13/13	73,986,146	6.6
	Total Treasury Debt
	(Cost $196,731,558)	196,731,558	17.4
	Total Investments in Securities (Cost $1,125,821,858)	$1,125,821,858	99.8
	Assets in Excess of Other Liabilities	2,031,137	0.2
	Net Assets	$1,127,852,995	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$72,413,158	$—	$72,413,158
Securities Lending Collateral	—	2,813,933	—	2,813,933
Treasury Debt	—	196,731,558	—	196,731,558
Other Commercial Paper	—	11,999,720	—	11,999,720
Other Note	—	308,799,198	—	308,799,198
Government Agency Repurchase Agreement	—	68,799,000	—	68,799,000
Other Instrument	48,000,000	—	—	48,000,000
Asset Backed Commercial Paper	—	250,860,061	—	250,860,061
Government Agency Debt	—	65,551,567	—	65,551,567
Financial Company Commercial Paper	—	99,853,663	—	99,853,663
Total Investments, at fair value	$48,000,000	$1,077,821,858	$—	$1,125,821,858

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 30.4%
36,324	@	Autozone, Inc.	$14,412,273	2.7
336,351		CBS Corp. - Class B	15,704,228	3.0
15,832	@	Chipotle Mexican Grill, Inc.	5,159,174	1.0
266,961		Comcast Corp. — Class A	11,215,032	2.1
152,399		Home Depot, Inc.	10,634,402	2.0
102,997	@	Liberty Global, Inc.	7,559,980	1.4
401,144		Lowe’s Cos., Inc.	15,211,380	2.9
94,258	@, L	Lululemon Athletica, Inc.	5,876,986	1.1
132,817		McDonald’s Corp.	13,240,527	2.5
188,652		Nike, Inc.	11,132,355	2.1
9,374	@	Priceline.com, Inc.	6,448,656	1.2
152,671		Starbucks Corp.	8,696,140	1.7
187,376		Starwood Hotels & Resorts Worldwide, Inc.	11,941,472	2.3
229,412		TJX Cos., Inc.	10,725,011	2.0
102,011		Wynn Resorts Ltd.	12,767,697	2.4
			160,725,313	30.4
		Consumer Staples: 3.2%
63,720	@	Anheuser-Busch InBev NV ADR	6,343,326	1.2
141,201		Wal-Mart Stores, Inc.	10,566,071	2.0
			16,909,397	3.2
		Energy: 4.4%
203,880		Kinder Morgan, Inc./Delaware	7,886,079	1.5
209,079		Schlumberger Ltd.	15,657,926	2.9
			23,544,005	4.4
		Financials: 10.2%
78,770	@	American International Group, Inc.	3,057,851	0.6
160,291		American Express Co.	10,813,231	2.0
124,090		American Tower Corp.	9,545,003	1.8
321,683		Citigroup, Inc.	14,231,256	2.7
441,833		Wells Fargo & Co.	16,343,403	3.1
			53,990,744	10.2
		Health Care: 16.5%
117,351	@	Biogen Idec, Inc.	22,638,181	4.3
562,261		Bristol-Myers Squibb Co.	23,159,531	4.4
69,526	@	Celgene Corp.	8,058,759	1.5
567,008		Gilead Sciences, Inc.	27,743,701	5.2
11,582	@	Intuitive Surgical, Inc.	5,688,963	1.1
			87,289,135	16.5
		Industrials: 13.6%
212,166		CSX Corp.	5,225,649	1.0
45,548		Cummins, Inc.	5,274,914	1.0
99,528		Danaher Corp.	6,185,665	1.2
242,788		Pentair Ltd.	12,807,067	2.4
63,525		Precision Castparts Corp.	12,045,611	2.3
349,150		Rolls-Royce Holdings PLC	6,007,900	1.2
76,151		Union Pacific Corp.	10,844,664	2.0
51,325		United Rentals, Inc.	2,821,335	0.5
46,637		WW Grainger, Inc.	10,492,392	2.0
			71,705,197	13.6
		Information Technology: 15.5%
67,275		Accenture PLC	5,110,882	1.0
416,669	@	eBay, Inc.	22,591,793	4.3
42,194	@	Equinix, Inc.	9,126,984	1.7
20,966		Google, Inc. - Class A	16,647,633	3.1
77,263		Intuit, Inc.	5,072,316	1.0
62,187		Motorola Solutions, Inc.	3,981,833	0.7
79,505		Qualcomm, Inc.	5,322,860	1.0
82,693		Visa, Inc.	14,044,579	2.7
			81,898,880	15.5
		Materials: 3.6%
61,256		LyondellBasell Industries NV Class A	3,876,892	0.7
143,262		Monsanto Co.	15,132,765	2.9
			19,009,657	3.6
		Total Common Stock
		(Cost $418,523,260)	515,072,328	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateral(cc)(1): 1.1%
293,823	BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $293,828, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $299,699, due 05/31/14)	$293,823	0.0
1,395,757	Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,395,788, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,423,673, due 03/31/13-03/15/53)	1,395,757	0.2

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateral (continued)
1,395,757	Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,395,788, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $1,423,672, due 09/01/22-04/01/43)	$1,395,757	0.3
1,395,757	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,395,788, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,423,673, due 04/25/13-01/01/47)	1,395,757	0.3
1,395,757	Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,395,791, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,423,672, due 07/01/27-04/01/43)	1,395,757	0.3
		5,876,851	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
13,736,341	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $13,736,341)	$13,736,341	2.6
	Total Short-Term Investments (Cost $19,613,192)	19,613,192	3.7
	Total Investments in Securities (Cost $438,136,452)	$534,685,520	101.1
	Liabilities in Excess of Other Assets	(5,728,084)	(1.1)
	Net Assets	$528,957,436	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $438,250,174.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$96,739,646
	Gross Unrealized Depreciation	(304,300)
	Net Unrealized Appreciation	$96,435,346

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$160,725,313	$—	$—	$160,725,313
Consumer Staples	16,909,397	—	—	16,909,397
Energy	23,544,005	—	—	23,544,005
Financials	53,990,744	—	—	53,990,744
Health Care	87,289,135	—	—	87,289,135
Industrials	65,697,297	6,007,900	—	71,705,197
Information Technology	81,898,880	—	—	81,898,880
Materials	19,009,657	—	—	19,009,657
Total Common Stock	509,064,428	6,007,900	—	515,072,328
Short-Term Investments	13,736,341	5,876,851	—	19,613,192
Total Investments, at fair value	$522,800,769	$11,884,751	$—	$534,685,520

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.3%
		Consumer Discretionary: 6.9%
18,850		Advance Auto Parts, Inc.	$1,557,952	0.2
181,390		Comcast Corp. — Special Class A	7,186,672	0.8
83,970		Delphi Automotive PLC	3,728,268	0.4
38,610	@	General Motors Co.	1,074,130	0.1
80,620	L	Hasbro, Inc.	3,542,443	0.4
155,240		Johnson Controls, Inc.	5,444,267	0.6
62,110		Kohl’s Corp.	2,865,134	0.3
33,030		McDonald’s Corp.	3,292,761	0.4
22,280		McGraw-Hill Cos., Inc.	1,160,342	0.1
94,710		Omnicom Group, Inc.	5,578,419	0.6
126,390		Staples, Inc.	1,697,418	0.2
111,790		Target Corp.	7,652,026	0.9
15,070		Time Warner Cable, Inc.	1,447,624	0.2
40,380		Time Warner, Inc.	2,326,696	0.3
51,560		Viacom - Class B	3,174,549	0.4
158,250		Walt Disney Co.	8,988,600	1.0
			60,717,301	6.9
		Consumer Staples: 8.6%
38,977		Altria Group, Inc.	1,340,419	0.1
50,790		Coca-Cola Co.	2,053,948	0.2
20,490		Coca-Cola Enterprises, Inc.	756,491	0.1
139,318		CVS Caremark Corp.	7,661,097	0.9
241,942		Diageo PLC	7,623,760	0.8
28,120		Dr Pepper Snapple Group, Inc.	1,320,234	0.1
132,410		General Mills, Inc.	6,529,137	0.7
63,669		Groupe Danone	4,433,209	0.5
7,600		JM Smucker Co.	753,616	0.1
15,493		Kellogg Co.	998,214	0.1
10,203		Kraft Foods Group, Inc.	525,760	0.1
53,710		Kroger Co.	1,779,949	0.2
106,660		Lorillard, Inc.	4,303,731	0.5
55,470		Mondelez International, Inc.	1,697,937	0.2
108,111		Nestle S.A.	7,824,492	0.9
15,370		PepsiCo, Inc.	1,215,921	0.1
196,110		Philip Morris International, Inc.	18,181,358	2.1
53,234		Procter & Gamble Co.	4,102,212	0.5
23,158		Reckitt Benckiser PLC	1,662,695	0.2
33,340		Walgreen Co.	1,589,651	0.2
			76,353,831	8.6
		Energy: 6.0%
46,880		Anadarko Petroleum Corp.	4,099,656	0.5
60,030		Apache Corp.	4,631,915	0.5
44,260		Canadian Natural Resources Ltd.	1,422,074	0.2
78,507		Chevron Corp.	9,328,202	1.1
13,620		EOG Resources, Inc.	1,744,313	0.2
27,630		EQT Corp.	1,871,932	0.2
141,874		ExxonMobil Corp.	12,784,266	1.4
51,590		Noble Corp.	1,968,158	0.2
37,770		Noble Energy, Inc.	4,368,478	0.5
77,810		Occidental Petroleum Corp.	6,097,970	0.7
17,570		Schlumberger Ltd.	1,315,817	0.2
81,962		Williams Companies, Inc.	3,070,297	0.3
			52,703,078	6.0
		Financials: 12.8%
91,720	@	ACE Ltd.	8,160,328	0.9
22,350		American Express Co.	1,507,731	0.2
71,410	@	Aon PLC	4,391,715	0.5
272,900		Bank of America Corp.	3,323,922	0.4
309,636		Bank of New York Mellon Corp.	8,666,712	1.0
20,959		Blackrock, Inc.	5,383,948	0.6
22,220		Chubb Corp.	1,944,917	0.2
33,265		Franklin Resources, Inc.	5,016,695	0.6
67,730		Goldman Sachs Group, Inc.	9,966,470	1.1
398,370		JPMorgan Chase & Co.	18,906,640	2.1
180,920		Metlife, Inc.	6,878,578	0.8
37,880		Moody’s Corp.	2,019,762	0.2
87,880		Morgan Stanley	1,931,602	0.2
49,490		PNC Financial Services Group, Inc.	3,291,085	0.4
114,600		Prudential Financial, Inc.	6,760,254	0.8
106,120		State Street Corp.	6,270,631	0.7
39,030		SunTrust Bank	1,124,454	0.1
77,980		Travelers Cos., Inc.	6,565,136	0.7
274,620		Wells Fargo & Co.	10,158,194	1.1
56,380		Zions Bancorp.	1,408,936	0.2
			113,677,710	12.8
		Health Care: 7.6%
106,130		Abbott Laboratories	3,748,512	0.4
74,210		AbbVie, Inc.	3,026,284	0.3
35,510		AmerisourceBergen Corp.	1,826,989	0.2
16,007		Bayer AG	1,654,264	0.2
15,580		Becton Dickinson & Co.	1,489,604	0.2
61,430		Covidien PLC	4,167,411	0.5
33,770	@	Express Scripts Holding Co.	1,946,840	0.2
187,750		Johnson & Johnson	15,307,258	1.7
62,950		Medtronic, Inc.	2,956,132	0.3
52,630		Merck & Co., Inc.	2,327,825	0.3
535,648		Pfizer, Inc.	15,458,801	1.8
20,760		Quest Diagnostics	1,171,902	0.1
6,606		Roche Holding AG - Genusschein	1,540,012	0.2
102,080		St. Jude Medical, Inc.	4,128,115	0.5
83,910		Thermo Fisher Scientific, Inc.	6,418,276	0.7
7,020		Zoetis, Inc.	234,468	0.0
			67,402,693	7.6
		Industrials: 9.5%
84,990		3M Co.	9,035,287	1.0
12,590		Canadian National Railway Co.	1,262,777	0.1
163,560		Danaher Corp.	10,165,254	1.1
14,230		Dun & Bradstreet Corp.	1,190,339	0.1
75,710	@	Eaton Corp. PLC	4,637,238	0.5
26,270		Fluor Corp.	1,742,489	0.2

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
20,040		General Dynamics Corp.	$1,413,020	0.2
131,910		Honeywell International, Inc.	9,939,418	1.1
22,940		Illinois Tool Works, Inc.	1,397,964	0.2
116,640		Lockheed Martin Corp.	11,258,093	1.3
36,670		Northrop Grumman Corp.	2,572,400	0.3
25,649		Pentair Ltd.	1,352,985	0.2
7,150		Precision Castparts Corp.	1,355,783	0.2
48,568		Stanley Black & Decker, Inc.	3,932,551	0.4
132,000		Tyco International Ltd.	4,224,000	0.5
9,010		Union Pacific Corp.	1,283,114	0.1
76,980		United Parcel Service, Inc. - Class B	6,612,582	0.7
118,360		United Technologies Corp.	11,058,375	1.3
			84,433,669	9.5
		Information Technology: 4.3%
95,320		Accenture PLC	7,241,460	0.8
22,990	@	Check Point Software Technologies	1,080,300	0.1
10,280		Fidelity National Information Services, Inc.	407,293	0.1
15,570	@	Fiserv, Inc.	1,367,513	0.2
180,119		Hewlett-Packard Co.	4,294,037	0.5
33,210		International Business Machines Corp.	7,083,693	0.8
80,442		Intel Corp.	1,757,658	0.2
1,974		Mastercard, Inc.	1,068,191	0.1
35,670		Microchip Technology, Inc.	1,311,229	0.2
202,538		Oracle Corp.	6,550,079	0.7
21,620		Visa, Inc.	3,671,941	0.4
120,580		Western Union Co.	1,813,523	0.2
			37,646,917	4.3
		Materials: 1.7%
57,440		Air Products & Chemicals, Inc.	5,004,173	0.6
35,930		Celanese Corp.	1,582,717	0.2
24,390		EI Du Pont de Nemours & Co.	1,199,012	0.1
53,060		PPG Industries, Inc.	7,106,856	0.8
			14,892,758	1.7
		Telecommunication Services: 1.9%
211,476		AT&T, Inc.	7,759,054	0.9
30,068		CenturyTel, Inc.	1,056,289	0.1
86,640		Verizon Communications, Inc.	4,258,356	0.5
1,439,787		Vodafone Group PLC	4,085,676	0.4
			17,159,375	1.9
		Utilities: 1.0%
19,880		Duke Energy Corp.	1,443,089	0.2
49,990		NRG Energy, Inc.	1,324,235	0.1
16,670		Pacific Gas & Electric Co.	742,315	0.1
92,770		PPL Corp.	2,904,629	0.3
65,020		Public Service Enterprise Group, Inc.	2,232,787	0.3
			8,647,055	1.0
		Total Common Stock
		(Cost $382,609,996)	533,634,387	60.3
PREFERRED STOCK: 0.3%
		Consumer Discretionary: 0.2%
30,650	@	General Motors Co.	1,316,111	0.2

		Industrials: 0.0%
6,520	@	United Technologies Corp.	390,222	0.0

		Utilities: 0.1%
9,130	@	PPL Corp.	503,246	0.1
		Total Preferred Stock
		(Cost $2,316,538)	2,209,579	0.3

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.2%
		Consumer Discretionary: 1.1%
840,000		Comcast Corp., 2.850%, 01/15/23	$839,622	0.1
1,028,000		COX Communications, Inc., 4.625%, 06/01/13	1,035,063	0.1
470,000		DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 4.600%, 02/15/21	512,863	0.1
1,329,000		Hearst-Argyle Television, Inc., 7.500%, 11/15/27	1,076,490	0.1
235,000		Home Depot, Inc., 5.950%, 04/01/41	300,311	0.0
339,000		Limited Brands, Inc., 5.250%, 11/01/14	359,340	0.0
819,000		News America Holdings, 8.500%, 02/23/25	1,126,756	0.1
874,000		Target Corp., 4.000%, 07/01/42	855,641	0.1
1,029,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,428,237	0.2
540,000		Toyota Motor Credit Corp., 3.200%, 06/17/15	570,457	0.1
730,000		Toyota Motor Credit Corp., 3.400%, 09/15/21	784,079	0.1
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	749,186	0.1
			9,638,045	1.1
		Consumer Staples: 0.7%
870,000		Altria Group, Inc., 2.850%, 08/09/22	857,662	0.1
870,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/39	1,382,303	0.2
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	902,677	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Staples (continued)
434,000		ConAgra Foods, Inc., 3.200%, 01/25/23	$433,805	0.1
350,000		Kraft Foods Group, Inc., 3.500%, 06/06/22	366,945	0.0
1,779,000		Wal-Mart Stores, Inc., 5.250%, 09/01/35	2,099,001	0.2
			6,042,393	0.7
		Energy: 1.4%
355,000		Apache Corp., 3.250%, 04/15/22	369,195	0.1
271,000		Apache Corp., 4.750%, 04/15/43	278,681	0.0
261,000		BP Capital Markets PLC, 4.500%, 10/01/20	298,871	0.0
707,000		BP Capital Markets PLC, 4.742%, 03/11/21	821,315	0.1
850,000	#	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	897,977	0.1
469,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	468,015	0.1
768,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	955,198	0.1
252,000		EOG Resources, Inc., 2.625%, 03/15/23	249,597	0.0
250,000		Hess Corp., 8.125%, 02/15/19	323,432	0.0
659,000		Husky Energy, Inc., 5.900%, 06/15/14	698,713	0.1
676,000		Husky Energy, Inc., 7.250%, 12/15/19	872,437	0.1
15,000		Kinder Morgan Energy Partners L.P., 7.400%, 03/15/31	19,350	0.0
420,000		Kinder Morgan Energy Partners L.P., 7.750%, 03/15/32	563,880	0.1
322,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	349,246	0.0
233,000	L	Petrobras International Finance Co. - Pifco, 6.750%, 01/27/41	264,910	0.0
1,403,000		Petro-Canada, 6.050%, 05/15/18	1,693,187	0.2
597,920	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	645,156	0.1
778,000		Spectra Energy Capital, LLC, 8.000%, 10/01/19	1,028,111	0.1
1,050,000		Total Capital International SA, 1.550%, 06/28/17	1,068,623	0.1
423,000		Transocean, Inc., 3.800%, 10/15/22	417,828	0.1
			12,283,722	1.4
		Financials: 4.3%
870,000	#	ABN Amro Bank NV, 2.072%, 01/30/14	880,679	0.1
850,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	848,152	0.1
456,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	475,245	0.1
892,000		American Express Co., 5.500%, 09/12/16	1,018,143	0.1
850,000	#	American Tower Trust I, 3.070%, 03/15/23	860,993	0.1
482,000		Asian Development Bank, 1.125%, 03/15/17	490,806	0.1
800,000		Asian Development Bank, 2.750%, 05/21/14	822,479	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	593,940	0.1
710,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	781,000	0.1
617,000		Bank of America Corp., 5.490%, 03/15/19	691,923	0.1
420,000		Bank of America Corp., 7.375%, 05/15/14	449,598	0.0
590,000		Bank of America Corp., 7.625%, 06/01/19	750,805	0.1
690,000	#	BBVA, 6.750%, 09/30/22	790,050	0.1
558,000	#, L	BNP Paribas, 7.195%, 06/29/49	577,530	0.1
365,000		Boston Properties, Inc., 5.000%, 06/01/15	397,274	0.0
754,000	#, L	BPCE S.A., 12.500%, 08/29/49	931,092	0.1
1,268,000		Capital One Financial Corp., 6.150%, 09/01/16	1,458,944	0.2
1,274,000		Chubb Corp., 6.375%, 03/29/67	1,406,178	0.2
295,000		Citigroup, Inc., 3.375%, 03/01/23	298,218	0.0
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	714,622	0.1
800,000		Credit Suisse New York, 5.500%, 05/01/14	841,858	0.1
965,000	#	ERAC USA Finance, LLC, 7.000%, 10/15/37	1,237,026	0.1
761,000		ERP Operating L.P., 4.625%, 12/15/21	855,413	0.1
210,000		ERP Operating L.P., 5.375%, 08/01/16	238,101	0.0
1,113,000		Goldman Sachs Group, Inc., 5.625%, 01/15/17	1,247,604	0.1
615,000		HCP, Inc., 5.375%, 02/01/21	715,969	0.1
572,000		HSBC Holdings PLC, 5.100%, 04/05/21	662,434	0.1
57,000	#	Hyundai Capital America, 2.125%, 10/02/17	57,550	0.0
258,000		JPMorgan Chase & Co., 3.250%, 09/23/22	258,312	0.0
1,020,000		JPMorgan Chase & Co., 6.300%, 04/23/19	1,248,095	0.1
1,400,000		KFW, 4.875%, 06/17/19	1,694,024	0.2
780,000		Marsh & McLennan Cos, Inc., 4.800%, 07/15/21	892,430	0.1
990,000		Merrill Lynch & Co., Inc., 6.150%, 04/25/13	993,603	0.1
480,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	480,608	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	$495,550	0.1
1,730,000		Morgan Stanley, 6.625%, 04/01/18	2,071,194	0.2
932,000		PNC Funding Corp., 5.625%, 02/01/17	1,065,868	0.1
208,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	213,908	0.0
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	408,255	0.0
1,228,000		Simon Property Group L.P., 5.875%, 03/01/17	1,428,722	0.2
820,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	861,554	0.1
200,000	#	Swedbank AB, 2.125%, 09/29/17	202,704	0.0
1,530,000	#	Temasek Financial I Ltd., 2.375%, 01/23/23	1,482,200	0.2
687,000		Wachovia Corp., 5.250%, 08/01/14	727,091	0.1
840,000	#	WEA Finance, LLC, 4.625%, 05/10/21	939,120	0.1
314,000	#	WEA Finance, LLC, 6.750%, 09/02/19	389,050	0.0
930,000		Wells Fargo & Co., 2.100%, 05/08/17	960,341	0.1
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	462,250	0.0
			38,368,505	4.3
		Health Care: 0.9%
1,560,000	#	AbbVie, Inc., 1.200%, 11/06/15	1,573,121	0.2
980,000		CareFusion Corp., 6.375%, 08/01/19	1,186,888	0.1
1,100,000		Express Scripts Holding Co., 2.650%, 02/15/17	1,153,689	0.1
832,000		Hospira, Inc., 6.050%, 03/30/17	947,956	0.1
1,114,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	1,387,967	0.2
1,060,000		Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,130,894	0.1
502,000		WellPoint, Inc., 3.300%, 01/15/23	510,139	0.1
			7,890,654	0.9
		Industrials: 0.4%
259,000		ABB Finance USA, Inc., 2.875%, 05/08/22	263,575	0.0
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	1,010,094	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	838,704	0.1
431,000		General Electric Capital Corp., 3.100%, 01/09/23	427,932	0.1
710,000		General Electric Co., 2.700%, 10/09/22	712,075	0.1
360,000		United Technologies Corp., 3.100%, 06/01/22	378,334	0.0
			3,630,714	0.4
		Information Technology: 0.1%
940,000		Baidu, Inc., 3.500%, 11/28/22	956,219	0.1
243,000		eBay, Inc., 1.350%, 07/15/17	246,044	0.0
			1,202,263	0.1
		Materials: 0.3%
248,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, 11/04/20	261,084	0.0
860,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	864,845	0.1
770,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	794,256	0.1
252,000		Vale Overseas Ltd., 4.625%, 09/15/20	268,313	0.1
198,000		Vale Overseas Ltd., 6.875%, 11/10/39	227,094	0.0
			2,415,592	0.3
		Telecommunication Services: 0.5%
1,183,000		AT&T, Inc., 5.550%, 08/15/41	1,310,987	0.1
320,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	369,208	0.0
605,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	741,760	0.1
1,230,000		Rogers Communications, Inc., 6.800%, 08/15/18	1,549,697	0.2
653,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	666,724	0.1
			4,638,376	0.5
		Utilities: 0.5%
791,798		Bruce Mansfield Unit, 6.850%, 06/01/34	858,230	0.1
377,000		Midamerican Funding, LLC, 6.927%, 03/01/29	501,490	0.1
669,000		Oncor Electric Delivery Co., 7.000%, 09/01/22	872,566	0.1
907,000		Progress Energy, Inc., 3.150%, 04/01/22	926,644	0.1
765,000		PSEG Power, LLC, 5.320%, 09/15/16	864,932	0.1
			4,023,862	0.5
		Total Corporate Bonds/Notes
		(Cost $82,317,069)	90,134,126	10.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
26,313	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	7,001	0.0
2,050,000		Citigroup Commercial Mortgage Trust, 5.697%, 12/10/49	2,394,353	0.3
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	1,674,367	0.2

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

138,668		Freddie Mac, 4.186%, 08/25/19	$159,373	0.0
127,920	#	GG1C Funding Corp., 5.129%, 01/15/14	129,193	0.0
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	134,990	0.0
748,349		GS Mortgage Securities Corp. II, 5.787%, 08/10/45	860,372	0.1
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, 07/15/42	1,264,134	0.1
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, 09/12/37	1,566,213	0.2
1,660,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.214%, 05/15/41	1,720,810	0.2
518,215		JPMorgan Chase Commercial Mortgage Securities Corp., 5.807%, 06/15/49	598,146	0.1
1,724,216		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.729%, 06/12/50	1,979,337	0.2
3,444,529	#, ^	Morgan Stanley Capital I, 0.578%, 11/15/30	73,933	0.0
64,293		RAAC Series, 4.971%, 09/25/34	64,291	0.0
925,421	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	895,344	0.1
710,761		Wachovia Bank Commercial Mortgage Trust, 5.732%, 06/15/49	819,843	0.1
1,200,000		Wachovia Bank Commercial Mortgage Trust, 5.926%, 02/15/51	1,381,855	0.2
376,601		W3A Funding Corp., 8.090%, 01/02/17	387,951	0.0

		Total Collateralized Mortgage Obligations
		(Cost $14,778,037)	16,111,506	1.8

MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, 01/01/40	1,314,738	0.1

		Total Municipal Bonds
		(Cost $935,328)	1,314,738	0.1

FOREIGN GOVERNMENT BONDS: 0.6%

820,000	#	Iceland Government International Bond, 4.875%, 06/16/16	875,625	0.1
1,156,000		Mexico Government International Bond, 4.750%, 03/08/44	1,202,240	0.1
102,000		Peruvian Government International Bond, 7.350%, 07/21/25	144,483	0.0
646,000		Petroleos Mexicanos, 8.000%, 05/03/19	830,110	0.1
1,800,000	#	Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	1,883,700	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	631,560	0.1

		Total Foreign Government Bonds
		(Cost $5,153,678)	5,567,718	0.6

U.S. TREASURY OBLIGATIONS: 12.8%

		U.S. Treasury Bonds: 3.7%
4,607,000		3.125%, due 05/15/19	5,193,674	0.6
183,000		3.750%, due 11/15/18	211,965	0.0
24,000		4.500%, due 02/15/36	30,529	0.0
15,009,500		4.500%, due 08/15/39	19,200,438	2.2
485,000		4.750%, due 08/15/17	571,618	0.1
1,466,000		5.000%, due 05/15/37	1,999,486	0.2
978,000		5.125%, due 05/15/16	1,121,415	0.1
131,000		5.250%, due 02/15/29	177,874	0.0
258,000		5.375%, due 02/15/31	359,305	0.0
125,000		6.000%, due 02/15/26	178,105	0.0
390,000		6.750%, due 08/15/26	592,983	0.1
390,000		8.000%, due 11/15/21	594,720	0.1
1,444,000		8.500%, due 02/15/20	2,149,642	0.3
57,000		9.875%, due 11/15/15	71,192	0.0
			32,452,946	3.7
		U.S. Treasury Notes: 9.1%
3,304,000		0.500%, due 08/15/14	3,317,811	0.4
28,325,000		0.875%, due 12/31/16	28,718,888	3.2
4,218,000		3.125%, due 05/15/21	4,753,817	0.5
4,247,000		1.500%, due 12/31/13	4,290,468	0.5
6,642,000		1.875%, due 04/30/14	6,764,206	0.8
25,641,000		2.125%, due 05/31/15	26,666,640	3.0
663,000		2.625%, due 02/29/16	706,665	0.1
2,011,900		2.750%, due 02/15/19	2,219,534	0.3
106,000		3.125%, due 09/30/13	107,590	0.0
2,588,000		3.500%, due 05/15/20	2,990,959	0.3
			80,536,578	9.1

		Total U.S. Treasury Obligations
		(Cost $107,895,703)	112,989,524	12.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.8%

		Federal Home Loan Mortgage Corporation: 3.1%##
141,415		2.303%, due 09/25/18	148,704	0.0
392,000		2.412%, due 08/25/18	414,636	0.1
1,124,000	W	2.500%, due 05/01/28	1,161,584	0.1
1,952,000	W	3.000%, due 05/01/43	1,999,580	0.2
432,000	W	3.500%, due 08/15/41	453,651	0.1
885,489		3.500%, due 02/01/42	941,443	0.1
776,854		3.500%, due 03/01/42	818,175	0.1
879,000		3.808%, due 08/25/20	991,942	0.1
264,180		3.882%, due 11/25/17	294,659	0.1
1,641,175		4.000%, due 11/01/40	1,744,962	0.2
2,013,731		4.000%, due 01/01/41	2,141,079	0.3
198,665		4.500%, due 08/01/18	211,600	0.0
212,162		4.500%, due 11/01/18	225,976	0.0
600,414		4.500%, due 01/01/19	639,509	0.1
819,364		4.500%, due 08/01/24	872,715	0.1
107,592		4.500%, due 04/01/35	115,405	0.0
152,582		4.500%, due 04/01/35	163,566	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Federal Home Loan Mortgage Corporation (continued)
96,784		4.500%, due 04/01/35	$104,427	0.0
348,531		4.500%, due 09/01/39	372,968	0.1
207,336		4.500%, due 10/01/39	221,874	0.0
21,941		5.000%, due 03/01/18	23,497	0.0
107,700		5.000%, due 05/01/18	115,383	0.0
63,801		5.000%, due 05/01/18	68,326	0.0
248,003		5.000%, due 02/01/19	266,213	0.0
941,808		5.000%, due 09/01/33	1,022,558	0.1
234,211		5.000%, due 03/01/34	261,538	0.0
121,879		5.000%, due 04/01/34	131,720	0.0
177,938		5.000%, due 08/01/35	192,082	0.0
345,195		5.000%, due 10/01/35	380,369	0.1
118,934		5.000%, due 10/01/35	128,388	0.0
198,481		5.000%, due 11/01/35	214,258	0.0
193,025		5.000%, due 12/01/36	208,368	0.0
1,277,689		5.000%, due 07/01/39	1,374,460	0.2
1,064,000		5.085%, due 03/25/19	1,252,722	0.2
207,445		5.500%, due 01/01/19	224,978	0.0
24,919		5.500%, due 07/01/19	26,959	0.0
36,311		5.500%, due 08/01/19	39,284	0.0
2,538		5.500%, due 02/01/20	2,746	0.0
29,724		5.500%, due 10/01/21	32,236	0.0
6,469		5.500%, due 10/01/24	7,083	0.0
254,674		5.500%, due 06/01/25	278,529	0.0
130,598		5.500%, due 07/01/25	142,831	0.0
209,016		5.500%, due 08/01/25	228,595	0.0
34,535		5.500%, due 09/01/25	37,770	0.0
427,235		5.500%, due 12/01/33	466,519	0.1
314,734		5.500%, due 12/01/33	354,296	0.1
728,804		5.500%, due 01/01/34	795,818	0.1
116,976		5.500%, due 04/01/34	130,393	0.0
84,651		5.500%, due 11/01/34	93,361	0.0
150,035		5.500%, due 09/01/35	165,472	0.0
18,141		5.500%, due 10/01/35	19,945	0.0
96,190		5.500%, due 02/01/37	107,560	0.0
5,119		6.000%, due 04/01/16	5,360	0.0
35,953		6.000%, due 04/01/17	38,807	0.0
21,630		6.000%, due 07/01/17	23,347	0.0
29,163		6.000%, due 10/01/17	31,478	0.0
70,732		6.000%, due 08/01/19	76,800	0.0
256,249		6.000%, due 08/01/19	278,149	0.0
25,941		6.000%, due 09/01/19	28,071	0.0
55,429		6.000%, due 05/01/21	60,916	0.0
278,068		6.000%, due 02/01/23	303,680	0.1
30,322		6.000%, due 12/01/25	33,247	0.0
71,436		6.000%, due 02/01/26	78,328	0.0
147,588		6.000%, due 04/01/34	164,848	0.0
35,084		6.000%, due 05/01/34	39,187	0.0
71,557		6.000%, due 07/01/34	79,926	0.0
30,161		6.000%, due 07/01/34	33,392	0.0
18,499		6.000%, due 07/01/34	20,478	0.0
15,831		6.000%, due 08/01/34	17,642	0.0
13,257		6.000%, due 08/01/34	14,685	0.0
102,469		6.000%, due 08/01/34	114,197	0.0
497,566		6.000%, due 08/01/34	554,098	0.1
62,282		6.000%, due 09/01/34	68,684	0.0
107,916		6.000%, due 07/01/35	119,187	0.0
219,926		6.000%, due 08/01/35	242,897	0.0
295,043		6.000%, due 11/01/35	326,229	0.1
129,892		6.000%, due 03/01/36	142,668	0.0
294,264		6.000%, due 10/01/36	325,736	0.1
76,571		6.000%, due 03/01/37	84,103	0.0
79,505		6.000%, due 05/01/37	87,325	0.0
23,470		6.500%, due 05/01/34	26,789	0.0
29,320		6.500%, due 05/01/34	33,536	0.0
66,721		6.500%, due 06/01/34	77,623	0.0
18,099		6.500%, due 06/01/34	20,665	0.0
30,024		6.500%, due 06/01/34	34,288	0.0
287,003		6.500%, due 08/01/34	333,174	0.1
29,069		6.500%, due 08/01/34	33,197	0.0
3,552		6.500%, due 08/01/34	3,746	0.0
138,934		6.500%, due 08/01/34	157,456	0.0
17,041		6.500%, due 08/01/34	19,777	0.0
90,254		6.500%, due 10/01/34	104,084	0.0
1,522		6.500%, due 11/01/34	1,665	0.0
4,624		6.500%, due 09/01/35	5,255	0.0
134,837		6.500%, due 05/01/37	150,969	0.0
63,294		6.500%, due 07/01/37	71,136	0.0
149,420		6.500%, due 07/01/37	168,091	0.0
44,179		6.500%, due 02/01/38	48,157	0.0
			27,515,785	3.1
		Federal National Mortgage Association: 6.5%##
860,000	W	2.500%, due 11/25/26	890,503	0.1
670,000	W	2.500%, due 12/25/26	695,230	0.1
700,000		2.578%, due 09/25/18	742,546	0.1
577,000	W	3.000%, due 10/25/26	605,918	0.1
198,997		3.000%, due 03/01/27	209,618	0.0
1,130,000	W	3.000%, due 11/25/42	1,165,842	0.1
5,317,000	W	3.500%, due 12/25/40	5,602,789	0.6
1,000,000	W	3.500%, due 09/25/41	1,056,250	0.1
129,501		3.500%, due 11/01/41	137,724	0.0
744,151		3.500%, due 01/01/42	791,405	0.1
77,817		3.500%, due 01/01/42	83,002	0.0
234,990		3.500%, due 01/01/42	250,646	0.0
683,515		3.500%, due 02/01/42	722,433	0.1
117,547		3.800%, due 02/01/18	130,269	0.0
139,102		3.849%, due 07/01/18	155,322	0.0
97,280		3.910%, due 02/01/18	108,057	0.0
650,000	W	4.000%, due 04/01/24	695,576	0.1
274,827		4.000%, due 09/01/40	296,298	0.0
278,523		4.000%, due 02/01/41	297,158	0.0
236,649		4.006%, due 08/01/13	237,148	0.0
69,397		4.500%, due 04/01/18	74,859	0.0
192,544		4.500%, due 06/01/18	207,698	0.0
24,224		4.500%, due 07/01/18	26,130	0.0
158,646		4.500%, due 03/01/19	171,033	0.0
84,863		4.500%, due 04/01/20	91,489	0.0
541,008		4.500%, due 08/01/33	584,836	0.1
1,624,516		4.500%, due 03/01/34	1,757,134	0.2
110,875		4.500%, due 02/01/35	119,787	0.0
432,000	W	4.500%, due 05/15/35	466,088	0.1
6,884		4.500%, due 09/01/35	7,425	0.0
1,620,000	W	4.500%, due 04/25/39	1,745,803	0.2
577,043		4.500%, due 02/01/41	633,707	0.1
623,774		4.500%, due 04/01/41	685,027	0.1
113,295		4.600%, due 09/01/19	130,783	0.0
428,342		4.629%, due 05/01/14	440,175	0.1
348,435		4.826%, due 08/01/14	360,776	0.1
16,022		4.858%, due 02/01/14	16,112	0.0
295,948		4.880%, due 03/01/20	330,388	0.1
300,546		4.907%, due 04/01/15	322,839	0.1
248,000		4.940%, due 08/01/15	266,030	0.0
137,141		5.000%, due 11/01/17	148,363	0.0
449,541		5.000%, due 02/01/18	486,326	0.1
464,504		5.000%, due 12/01/18	502,513	0.1
176,142		5.000%, due 07/01/19	191,766	0.0
228,934		5.000%, due 12/01/20	247,380	0.0
201,760		5.000%, due 11/01/33	219,878	0.0
225,600		5.000%, due 03/01/34	245,385	0.0
127,347		5.000%, due 05/01/34	138,544	0.0
129,994		5.000%, due 08/01/34	141,424	0.0
364,867		5.000%, due 09/01/34	396,949	0.1
203,468		5.000%, due 01/01/35	221,358	0.0
330,169		5.000%, due 06/01/35	358,581	0.1
873,121		5.000%, due 07/01/35	948,255	0.1
358,940		5.000%, due 07/01/35	390,475	0.1
257,006		5.000%, due 08/01/35	279,106	0.0
104,187		5.000%, due 09/01/35	113,153	0.0
1,057,009		5.000%, due 10/01/35	1,147,967	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets

	Federal National Mortgage Association (continued)
108,584	5.000%, due 01/01/36	$117,922	0.0
141,027	5.000%, due 07/01/39	156,953	0.0
454,509	5.000%, due 10/01/39	508,392	0.1
170,442	5.000%, due 11/01/39	189,690	0.0
142,335	5.000%, due 11/01/40	157,474	0.0
82,637	5.000%, due 11/01/40	91,238	0.0
96,538	5.000%, due 01/01/41	106,807	0.0
127,659	5.000%, due 03/01/41	141,237	0.0
7,931	5.190%, due 11/01/15	8,584	0.0
91,321	5.350%, due 12/01/16	101,413	0.0
330,000	5.370%, due 05/01/18	373,874	0.1
39,493	5.450%, due 04/01/17	44,106	0.0
264,283	5.464%, due 11/01/15	288,701	0.0
184,743	5.500%, due 11/01/17	198,357	0.0
103,711	5.500%, due 01/01/18	111,504	0.0
197,935	5.500%, due 02/01/18	212,922	0.0
193,674	5.500%, due 06/01/19	212,102	0.0
103,442	5.500%, due 07/01/19	113,284	0.0
23,629	5.500%, due 07/01/19	25,589	0.0
80,550	5.500%, due 07/01/19	88,214	0.0
118,571	5.500%, due 08/01/19	129,853	0.0
32,249	5.500%, due 09/01/19	34,846	0.0
106,928	5.500%, due 09/01/19	117,102	0.0
383,925	5.500%, due 02/01/33	422,781	0.1
4,557	5.500%, due 03/01/33	5,024	0.0
11,375	5.500%, due 05/01/33	12,633	0.0
165,707	5.500%, due 06/01/33	182,478	0.0
387,642	5.500%, due 06/01/33	426,875	0.1
1,000,578	5.500%, due 07/01/33	1,101,845	0.1
38,536	5.500%, due 07/01/33	42,436	0.0
286,463	5.500%, due 11/01/33	315,455	0.1
103,489	5.500%, due 12/01/33	116,259	0.0
67,409	5.500%, due 01/01/34	75,508	0.0
123,001	5.500%, due 01/01/34	135,449	0.0
190,889	5.500%, due 01/01/34	211,998	0.0
204,078	5.500%, due 02/01/34	229,261	0.0
82,381	5.500%, due 02/01/34	92,546	0.0
96,020	5.500%, due 02/01/34	107,557	0.0
266,042	5.500%, due 02/01/34	292,968	0.0
63,183	5.500%, due 03/01/34	71,612	0.0
56,548	5.500%, due 03/01/34	64,091	0.0
56,763	5.500%, due 04/01/34	63,768	0.0
72,016	5.500%, due 04/01/34	80,669	0.0
159,429	5.500%, due 05/01/34	177,059	0.0
188,080	5.500%, due 05/01/34	211,758	0.0
313,394	5.500%, due 05/01/34	352,849	0.1
208,439	5.500%, due 05/01/34	234,681	0.0
52,447	5.500%, due 06/01/34	58,247	0.0
111,464	5.500%, due 07/01/34	123,790	0.0
45,741	5.500%, due 07/01/34	50,799	0.0
497,209	5.500%, due 07/01/34	552,192	0.1
118,834	5.500%, due 07/01/34	131,975	0.0
71,743	5.500%, due 07/01/34	79,676	0.0
51,981	5.500%, due 07/01/34	57,729	0.0
49,815	5.500%, due 07/01/34	54,834	0.0
141,885	5.500%, due 09/01/34	155,521	0.0
309,926	5.500%, due 09/01/34	344,199	0.1
35,240	5.500%, due 09/01/34	39,588	0.0
5,005	5.500%, due 09/01/34	5,505	0.0
463,405	5.500%, due 09/01/34	514,650	0.1
100,709	5.500%, due 09/01/34	111,647	0.0
109,418	5.500%, due 09/01/34	121,517	0.0
13,708	5.500%, due 09/01/34	15,197	0.0
58,930	5.500%, due 09/01/34	65,104	0.0
323,876	5.500%, due 10/01/34	359,054	0.1
413,438	5.500%, due 10/01/34	459,157	0.1
164,706	5.500%, due 10/01/34	182,595	0.0
437,355	5.500%, due 11/01/34	484,858	0.1
250,625	5.500%, due 11/01/34	278,340	0.0
1,740	5.500%, due 11/01/34	1,953	0.0
317,363	5.500%, due 12/01/34	352,458	0.1
642,435	5.500%, due 12/01/34	707,153	0.1
21,837	5.500%, due 02/01/35	24,177	0.0
7,203	5.500%, due 04/01/35	8,092	0.0
161,767	5.500%, due 04/01/35	179,338	0.0
583,897	5.500%, due 09/01/35	636,971	0.1
754,190	5.500%, due 01/01/36	825,984	0.1
293,714	5.500%, due 01/01/37	324,399	0.1
263,977	5.500%, due 08/01/37	289,621	0.0
555,086	5.500%, due 08/01/37	609,010	0.1
200,017	5.500%, due 08/01/38	219,492	0.0
295,027	5.661%, due 02/01/16	328,819	0.1
189,016	5.725%, due 07/01/16	213,042	0.0
71,260	6.000%, due 02/01/17	75,524	0.0
2,773	6.000%, due 03/01/17	2,975	0.0
89,574	6.000%, due 08/01/17	96,121	0.0
44,718	6.000%, due 03/01/18	47,987	0.0
378,907	6.000%, due 11/01/18	401,577	0.1
43,835	6.000%, due 01/01/21	47,960	0.0
23,502	6.000%, due 01/01/34	26,100	0.0
42,778	6.000%, due 03/01/34	48,150	0.0
58,184	6.000%, due 03/01/34	65,745	0.0
516,122	6.000%, due 04/01/34	574,326	0.1
226,595	6.000%, due 04/01/34	251,653	0.0
381,717	6.000%, due 04/01/34	431,324	0.1
50,638	6.000%, due 05/01/34	57,219	0.0
28,404	6.000%, due 05/01/34	31,872	0.0
42,626	6.000%, due 06/01/34	47,952	0.0
219,718	6.000%, due 06/01/34	247,311	0.0
68,905	6.000%, due 06/01/34	77,860	0.0
360,402	6.000%, due 06/01/34	405,438	0.1
481,703	6.000%, due 06/01/34	544,304	0.1
27,237	6.000%, due 07/01/34	30,658	0.0
149,878	6.000%, due 07/01/34	168,185	0.0
189,567	6.000%, due 07/01/34	211,418	0.0
234,001	6.000%, due 07/01/34	262,382	0.0
112,476	6.000%, due 07/01/34	126,531	0.0
258,577	6.000%, due 08/01/34	289,675	0.0
389,282	6.000%, due 08/01/34	436,497	0.1
18,552	6.000%, due 08/01/34	20,866	0.0
48,011	6.000%, due 08/01/34	54,251	0.0
72,664	6.000%, due 10/01/34	82,108	0.0
309,618	6.000%, due 10/01/34	347,436	0.1
171,767	6.000%, due 10/01/34	193,338	0.0
12,369	6.000%, due 11/01/34	13,737	0.0
92,993	6.000%, due 11/01/34	105,078	0.0
102,191	6.000%, due 04/01/35	115,024	0.0
5,969	6.000%, due 08/01/35	6,671	0.0
104,426	6.000%, due 09/01/35	117,638	0.0
24,416	6.000%, due 09/01/35	27,047	0.0
73,603	6.000%, due 10/01/35	82,432	0.0
110,069	6.000%, due 10/01/35	123,823	0.0
2,415	6.000%, due 11/01/35	2,699	0.0
134,719	6.000%, due 12/01/35	151,553	0.0
118,849	6.000%, due 12/01/35	133,106	0.0
517,080	6.000%, due 12/01/35	579,108	0.1
2,216	6.000%, due 02/01/36	2,504	0.0
267,514	6.000%, due 03/01/36	299,604	0.0
276,661	6.000%, due 04/01/36	307,099	0.0
4,952	6.000%, due 06/01/36	5,546	0.0
155,877	6.000%, due 07/01/37	175,355	0.0
131,597	6.500%, due 06/01/31	152,575	0.0
307	6.500%, due 07/01/31	347	0.0
7,548	6.500%, due 07/01/31	8,194	0.0
318	6.500%, due 08/01/31	375	0.0
116,325	6.500%, due 09/01/31	128,743	0.0
83,673	6.500%, due 12/01/31	95,013	0.0
1,193	6.500%, due 01/01/32	1,354	0.0
2,127	6.500%, due 02/01/32	2,373	0.0
238,386	6.500%, due 07/01/32	273,909	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Federal National Mortgage Association (continued)
346,948		6.500%, due 08/01/32	$398,648	0.1
263,492		6.500%, due 01/01/33	311,884	0.0
56,640		6.500%, due 04/01/34	67,263	0.0
340,643		6.500%, due 08/01/34	393,835	0.1
1,629		6.500%, due 04/01/36	1,876	0.0
105,803		6.500%, due 05/01/36	119,365	0.0
64,492		6.500%, due 01/01/37	72,168	0.0
156,006		6.500%, due 02/01/37	175,111	0.0
8,358		6.500%, due 02/01/37	9,381	0.0
17,173		6.500%, due 02/01/37	19,217	0.0
415,468		6.500%, due 07/01/37	466,346	0.1
26,826		7.500%, due 02/01/30	32,577	0.0
139,684		7.500%, due 03/01/31	162,185	0.0
2,982		7.500%, due 11/01/31	3,661	0.0
473		7.500%, due 02/01/32	580	0.0
97,000		3.154%, due 02/25/18	105,756	0.0
77,701		5.500%, due 05/01/35	85,696	0.0
			58,054,882	6.5
		Government National Mortgage Association: 2.1%
1,970,000		3.000%, due 04/01/43	2,058,342	0.2
800,000		3.000%, due 05/01/43	833,625	0.1
391,779		3.500%, due 12/15/41	423,929	0.1
271,890		3.500%, due 02/15/42	293,862	0.0
775,758		3.500%, due 03/20/42	830,716	0.1
2,121,566		4.000%, due 01/20/41	2,302,181	0.3
37,894		4.500%, due 07/20/33	41,846	0.0
57,274		4.500%, due 09/15/33	62,985	0.0
257,767		4.500%, due 09/20/33	284,567	0.0
94,852		4.500%, due 12/20/34	104,713	0.0
807,851		4.500%, due 11/15/39	883,612	0.1
512,933		4.500%, due 03/15/40	571,295	0.1
957,375		4.500%, due 04/15/40	1,051,659	0.1
340,844		4.500%, due 06/15/40	378,454	0.1
507,128		4.500%, due 01/20/41	561,127	0.1
733,827		4.500%, due 11/20/41	808,749	0.1
39,271		5.000%, due 07/20/33	43,151	0.0
82,177		5.000%, due 03/15/34	90,063	0.0
244,608		5.000%, due 06/15/34	268,083	0.0
65,475		5.000%, due 10/15/34	71,758	0.0
1,003,615		5.000%, due 05/15/39	1,094,912	0.1
1,427,831		5.000%, due 11/20/41	1,584,448	0.2
357,246		5.500%, due 11/15/32	394,042	0.1
1,272,799		5.500%, due 05/15/33	1,403,102	0.2
192,278		5.500%, due 08/15/33	211,963	0.0
36,996		5.500%, due 08/15/33	40,783	0.0
20,782		5.500%, due 12/15/33	23,145	0.0
179,275		6.000%, due 09/15/32	204,093	0.0
6,377		6.000%, due 09/15/32	7,253	0.0
18,666		6.000%, due 10/15/32	21,464	0.0
1,772		6.000%, due 10/15/32	2,016	0.0
397,112		6.000%, due 04/15/33	450,648	0.1
10,807		6.000%, due 04/15/34	12,311	0.0
85,045		6.000%, due 07/15/34	96,723	0.0
188,858		6.000%, due 07/15/34	214,791	0.0
95,104		6.000%, due 07/15/34	108,163	0.0
79,182		6.000%, due 09/15/34	89,535	0.0
189,242		6.000%, due 11/20/34	214,783	0.0
261,807		6.000%, due 02/20/35	307,581	0.0
52,461		6.000%, due 04/20/35	59,542	0.0
			18,506,015	2.1
		Other U.S. Agency Obligations: 0.1%
425,000		9.650%, due 11/02/18	618,801	0.1

		Total U.S. Government Agency Obligations
		(Cost $98,632,391)	104,695,483	11.8

ASSET-BACKED SECURITIES: 0.6%
		Home Equity Asset-Backed Securities: 0.2%
956,919	#	Bayview Financial Revolving Mortgage Loan Trust, 1.804%, 12/28/40	509,667	0.1
513,806		GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	491,592	0.0
1,170,896		Residential Funding Mortgage Securities II, Inc., 5.320%, 12/25/35	688,547	0.1
			1,689,806	0.2
		Other Asset-Backed Securities: 0.4%
276,524	#	Capital Trust Re CDO Ltd., 5.160%, 06/25/35	277,381	0.0
329,937		Small Business Administration, 4.770%, 04/01/24	360,787	0.0
474,254		Small Business Administration, 4.990%, 09/01/24	528,583	0.1
1,766,161		Small Business Administration, 5.110%, 08/01/25	2,007,534	0.2
552,958		Small Business Administration, 5.180%, 05/01/24	616,713	0.1
			3,790,998	0.4

		Total Asset-Backed Securities
		(Cost $6,040,505)	5,480,804	0.6

		Total Long-Term Investments
		(Cost $700,679,245)	872,137,865	98.5

SHORT-TERM INVESTMENTS: 3.9%
		Commercial Paper: 3.3%
29,834,000		HSBC USA Inc., 0.060%, 04/01/13
		(Cost $29,834,000)	29,833,951	3.3

		Securities Lending Collateral(cc)(1): 0.6%
1,187,030		Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $1,187,052, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,210,771, due 05/01/20-04/01/43)	1,187,030	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets

	Securities Lending Collateral (continued)
249,885	BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $249,889, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $254,883, due 05/31/14)	$249,885	0.0
1,187,030	Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,187,056, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,210,771, due 03/31/13-03/15/53)	1,187,030	0.2
1,187,030	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,187,056, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,210,771, due 04/25/13-01/01/47)	1,187,030	0.1
1,187,030	Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,187,059, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,210,771, due 07/01/27-04/01/43)	1,187,030	0.2
		4,998,005	0.6

	Total Short-Term Investments
	(Cost $34,832,005)	34,831,956	3.9

	Total Investments in Securities (Cost $735,511,250)	$906,969,821	102.4
	Liabilities in Excess of Other Assets	(21,647,389)	(2.4)
	Net Assets	$885,322,432	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $755,798,273.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$174,938,804
Gross Unrealized Depreciation	(23,767,256)
Net Unrealized Appreciation	$151,171,548

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$60,717,301	$—	$—	$60,717,301
Consumer Staples	54,809,675	21,544,156	—	76,353,831
Energy	52,703,078	—	—	52,703,078
Financials	113,677,710	—	—	113,677,710
Health Care	64,208,417	3,194,276	—	67,402,693
Industrials	84,433,669	—	—	84,433,669
Information Technology	37,646,917	—	—	37,646,917
Materials	14,892,758	—	—	14,892,758
Telecommunication Services	13,073,699	4,085,676	—	17,159,375
Utilities	8,647,055	—	—	8,647,055
Total Common Stock	504,810,279	28,824,108	—	533,634,387
Preferred Stock	1,706,333	503,246	—	2,209,579
Corporate Bonds/Notes	—	90,134,126	—	90,134,126
Collateralized Mortgage Obligations	—	16,111,506	—	16,111,506
Municipal Bonds	—	1,314,738	—	1,314,738
Short-Term Investments	—	34,831,956	—	34,831,956
U.S. Treasury Obligations	—	112,989,524	—	112,989,524
Foreign Government Bonds	—	5,567,718	—	5,567,718
U.S. Government Agency Obligations	—	104,695,483	—	104,695,483
Asset-Backed Securities	—	5,203,423	277,381	5,480,804
Total Investments, at fair value	$506,516,612	$400,175,828	$277,381	$906,969,821

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING MFS Utilities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 88.5%
		Consumer Discretionary: 10.9%
3,317,700		Astro Malaysia Holdings Bhd	$3,107,163	0.5
600,370		Comcast Corp. — Special Class A	23,786,659	3.7
40,674		Kabel Deutschland Holding AG	3,755,162	0.6
47,710	@	Liberty Global, Inc.	3,501,914	0.6
31,502	@	Telenet Group Holding NV	1,560,555	0.2
175,226		Time Warner Cable, Inc.	16,832,210	2.7
5,810		Time Warner, Inc.	334,772	0.1
329,840		Virgin Media, Inc.	16,152,265	2.5
			69,030,700	10.9
		Energy: 13.9%
8,110		Access Midstream Partners L.P.	327,401	0.1
3,720		Anadarko Petroleum Corp.	325,314	0.1
46,050		Cabot Oil & Gas Corp.	3,113,440	0.5
44,850	@	Cheniere Energy, Inc.	1,255,800	0.2
67,610		Enbridge, Inc.	3,148,056	0.5
67,640		Ensco PLC	4,058,400	0.6
152,060		EQT Corp.	10,302,065	1.6
526,941		Kinder Morgan, Inc./Delaware	20,382,078	3.2
32,930		Noble Corp.	1,256,280	0.2
33,780		Noble Energy, Inc.	3,906,995	0.6
3,140		ONEOK Partners L.P.	180,236	0.0
189,000		QEP Resources, Inc.	6,017,760	1.0
315,080		Spectra Energy Corp.	9,688,710	1.5
39,200		TransCanada Corp.	1,871,536	0.3
371,171		Williams Companies, Inc.	13,904,066	2.2
159,550		Williams Partners L.P.	8,264,690	1.3
			88,002,827	13.9
		Financials: 1.3%
105,900		American Tower Corp.	8,145,828	1.3
		Telecommunication Services: 15.7%
101,490		AT&T, Inc.	3,723,668	0.6
4,176,020		Bezeq Israeli Telecommunication Corp., Ltd.	5,795,871	0.9
539,190		BT Group PLC	2,277,323	0.4
221,770	@	Cellcom Israel Ltd.	1,816,296	0.3
168,489		CenturyTel, Inc.	5,919,019	0.9
72,220		Empresa Nacional de Telecom	1,528,123	0.2
688,980		Frontier Communications Corp.	2,742,140	0.4
15,220	@	MegaFon OAO GDR	471,820	0.1
36,280		Mobile Telesystems OJSC	323,267	0.0
354,905		Mobile Telesystems OJSC ADR	7,360,730	1.2
40,530	@	NII Holdings, Inc.	175,495	0.0
342,900		Oi SA	1,046,984	0.2
511,914		Portugal Telecom SGPS S.A.	2,537,694	0.4
59,230	@	SBA Communications Corp.	4,265,745	0.7
680		Swisscom AG	314,927	0.0
935,534		TDC A/S	7,200,709	1.1
7,615,446		Telecom Italia S.p.A. RNC	4,695,176	0.7
178,910		Telefonica Brasil SA ADR	4,773,319	0.7
228,030	@	Telefonica Deutschland Holding AG	1,750,723	0.3
363,179		Tim Participacoes SA ADR	7,946,357	1.3
733,140	@	Turkcell Iletisim Hizmet AS	4,913,348	0.8
224,380		Verizon Communications, Inc.	11,028,277	1.7
875,970		Windstream Corp.	6,963,961	1.1
4,567,000		XL Axiata Tbk PT	2,473,306	0.4
227,170		Ziggo NV	7,993,100	1.3
			100,037,378	15.7
		Utilities: 46.7%
1,068,580		AES Corp.	13,432,051	2.1
317,360		AES Gener SA	217,548	0.0
112,460		AGL Energy Ltd.	1,861,571	0.3
1,978,639		Aguas Andinas SA	1,595,039	0.3
150,910		American Electric Power Co., Inc.	7,338,753	1.2
121,125		APA Group	753,628	0.1
673,580	@	Calpine Corp.	13,875,748	2.2
269,640		CenterPoint Energy, Inc.	6,460,575	1.0
98,528		CEZ A/S	2,883,775	0.4
497,000		Cheung Kong Infrastructure Holdings Ltd.	3,415,345	0.5
1,662,000		China Longyuan Power Group Corp.	1,512,801	0.2
620,000		China Resources Gas Group Ltd.	1,725,870	0.3
122,640		Cia Paranaense de Energia ADR	1,897,241	0.3
208,800		Cia Paranaense de Energia	3,218,666	0.5
372,000		CLP Holdings Ltd.	3,261,090	0.5
627,280		CMS Energy Corp.	17,526,203	2.8
96,600		Cia de Saneamento de Minas Gerais-COPASA	2,341,442	0.4
120,000		Duke Energy Corp.	8,710,800	1.4
364,640		Edison International	18,348,685	2.9
890,500		EDP - Energias do Brasil S.A.	5,596,610	0.9
1,879,088	@	EDP Renovaveis S.A.	9,088,138	1.4
369,039	@	Enagas	8,606,845	1.4
90,730		Energen Corp.	4,718,867	0.7
5,318,333		Energias de Portugal S.A.	16,389,345	2.6
19,140		Exelon Corp.	659,947	0.1
166,720		FirstEnergy Corp.	7,035,584	1.1
31,860		Fortum OYJ	642,665	0.1
139,570		Gas Natural SDG S.A.	2,476,670	0.4
219,351		Gaz de France	4,213,951	0.7
123,420		Great Plains Energy, Inc.	2,862,110	0.4

ING MFS Utilities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
908,055		Iberdrola S.A.	$4,245,053	0.7
290,300	@	Infraestructura Energetica Nova SAB de CV	924,620	0.1
49,840		ITC Holdings Corp.	4,448,719	0.7
290,350		Light S.A.	2,876,559	0.5
135,456		National Grid PLC	1,573,974	0.2
120,620		NextEra Energy, Inc.	9,369,762	1.5
191,810		NiSource, Inc.	5,627,706	0.9
102,300		Northeast Utilities	4,445,958	0.7
564,659		NRG Energy, Inc.	14,957,817	2.4
91,910		NV Energy, Inc.	1,840,957	0.3
172,030		OGE Energy Corp.	12,038,660	1.9
9,588,316		E.ON Russia OJSC	805,826	0.1
178,660		Oneok, Inc.	8,516,722	1.3
98,670		Pacific Gas & Electric Co.	4,393,775	0.7
40,610		Portland General Electric Co.	1,231,701	0.2
308,640		PPL Corp.	9,663,518	1.5
330,550		Public Service Enterprise Group, Inc.	11,351,087	1.8
135,004		Red Electrica de Espana	6,798,999	1.1
190,497		Scottish & Southern Energy PLC	4,306,461	0.7
98,010		Sempra Energy	7,834,919	1.2
91,370		Suez Environnement S.A.	1,165,078	0.2
131,640		Terna Participacoes SA	1,457,274	0.2
111,900		Tractebel Energia S.A.	1,916,545	0.3
63,680		Xcel Energy, Inc.	1,891,296	0.3
			296,350,549	46.7
		Total Common Stock (Cost $467,691,834)	561,567,282	88.5
PREFERRED STOCK: 5.2%
		Utilities: 5.2%
647,150	@	Cia Energetica de Minas Gerais	7,593,184	1.2
81,520	@	NextEra Energy, Inc.	4,446,916	0.7
107,060	@	NextEra Energy, Inc. - Convertible	6,193,421	1.0
130,310	@	PPL Corp.	7,264,782	1.1
131,940	@	PPL Corp.	7,272,533	1.2
		Total Preferred Stock (Cost $31,908,735)	32,770,836	5.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 2.2%
		Consumer Discretionary: 0.8%
1,845,000		Virgin Media, Inc., 6.500%, 11/15/16	$4,858,116	0.8
		Energy: 0.5%
2,945,000		EP Energy, LLC, 9.375%, 05/01/20	3,416,200	0.5
		Telecommunication Services: 0.7%
1,891,000		SBA Communications Corp., 4.000%, 10/01/14	4,518,308	0.7
		Utilities: 0.2%
910,000	#	Viridian Group FundCo II, 11.125%, 04/01/17	964,600	0.2
		Total Corporate Bonds/Notes (Cost $8,320,869)	13,757,224	2.2
		Total Long-Term Investments (Cost $507,921,438)	608,095,342	95.9
SHORT-TERM INVESTMENTS: 2.1%
		Commercial Paper: 2.1%
13,736,000		HSBC USA Inc., 0.060%, 04/01/13 (Cost $13,736,000)	13,735,977	2.1
		Total Short-Term Investments (Cost $13,736,000)	13,735,977	2.1
		Total Investments in Securities (Cost $521,657,438)	$621,831,319	98.0
		Assets in Excess of Other Liabilities	12,612,479	2.0
		Net Assets	$634,443,798	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

		Cost for federal income tax purposes is $526,981,749.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$118,553,447
		Gross Unrealized Depreciation	(23,703,877)
		Net Unrealized Appreciation	$94,849,570

ING MFS Utilities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$63,714,983	$5,315,717	$—	$69,030,700
Energy	88,002,827	—	—	88,002,827
Financials	8,145,828	—	—	8,145,828
Telecommunication Services	59,761,934	40,275,444	—	100,037,378
Utilities	220,623,464	75,727,085	—	296,350,549
Total Common Stock	440,249,036	121,318,246	—	561,567,282
Preferred Stock	18,233,521	14,537,315	—	32,770,836
Corporate Bonds/Notes	—	13,757,224	—	13,757,224
Short-Term Investments	—	13,735,977	—	13,735,977
Total Investments, at fair value	$458,482,557	$163,348,762	$—	$621,831,319
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,108,472	—	2,108,472
Total Assets	$458,482,557	$165,457,234	$—	$623,939,791
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(279,027)	$—	$(279,027)
Total Liabilities	$—	$(279,027)	$—	$(279,027)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	164,219	Buy	04/15/13	$249,278	$249,506	$228
Barclays Bank PLC	British Pound	535,002	Buy	04/15/13	840,327	812,853	(27,474)
Barclays Bank PLC	British Pound	1,175,000	Buy	06/18/13	1,764,650	1,784,626	19,976
Credit Suisse Group AG	EU Euro	423,958	Buy	04/15/13	564,966	543,497	(21,469)
Credit Suisse Group AG	British Pound	194,116	Buy	04/15/13	313,441	294,929	(18,512)
Credit Suisse Group AG	British Pound	135,051	Buy	04/15/13	216,314	205,189	(11,125)
Credit Suisse Group AG	EU Euro	26,519	Buy	04/15/13	34,804	33,997	(807)
Deutsche Bank AG	EU Euro	161,671	Buy	04/15/13	215,993	207,256	(8,737)
Deutsche Bank AG	EU Euro	25,745	Buy	04/15/13	34,649	33,005	(1,644)
Deutsche Bank AG	EU Euro	133,661	Buy	04/15/13	179,885	171,349	(8,536)
Deutsche Bank AG	British Pound	883,871	Buy	04/15/13	1,383,514	1,342,906	(40,608)
Deutsche Bank AG	EU Euro	594,601	Buy	04/15/13	807,200	762,255	(44,945)
Deutsche Bank AG	EU Euro	391,807	Buy	04/15/13	522,063	502,281	(19,782)
Deutsche Bank AG	EU Euro	210,384	Buy	04/15/13	280,833	269,704	(11,129)
Goldman Sachs & Co.	EU Euro	82,252	Buy	04/15/13	107,720	105,444	(2,276)
JPMorgan Chase & Co.	British Pound	174,161	Buy	04/15/13	260,218	264,611	4,393
UBS Warburg LLC	British Pound	360,497	Buy	04/15/13	560,346	547,721	(12,625)
UBS Warburg LLC	EU Euro	224,035	Buy	04/15/13	300,204	287,205	(12,999)
UBS Warburg LLC	EU Euro	88,615	Buy	04/15/13	118,535	113,601	(4,934)
UBS Warburg LLC	EU Euro	164,081	Buy	04/15/13	219,452	210,346	(9,106)
UBS Warburg LLC	EU Euro	55,437	Buy	04/12/13	73,555	71,066	(2,489)

ING MFS Utilities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

UBS Warburg LLC	EU Euro	316,461	Buy	04/15/13	$419,900	$405,691	$(14,209)
UBS Warburg LLC	EU Euro	56,373	Buy	04/15/13	73,667	72,269	(1,398)
							$(250,207)

Barclays Bank PLC	EU Euro	248,502	Sell	04/15/13	319,635	318,570	1,065
Barclays Bank PLC	EU Euro	404,965	Sell	04/15/13	527,613	519,150	8,463
Barclays Bank PLC	British Pound	4,182	Sell	04/15/13	6,321	6,354	(33)
Barclays Bank PLC	EU Euro	208,749	Sell	04/15/13	281,030	267,608	13,422
Barclays Bank PLC	EU Euro	12,670,073	Sell	06/18/13	16,432,894	16,250,183	182,711
Barclays Bank PLC	British Pound	7,297,075	Sell	04/15/13	11,735,303	11,086,787	648,516
Citigroup, Inc.	EU Euro	349,291	Sell	04/15/13	449,138	447,777	1,361
Citigroup, Inc.	EU Euro	36,517	Sell	04/15/13	47,677	46,813	864
Citigroup, Inc.	EU Euro	37,289	Sell	04/15/13	48,370	47,804	566
Credit Suisse Group AG	EU Euro	8,391	Sell	04/15/13	10,719	10,757	(38)
Credit Suisse Group AG	EU Euro	825	Sell	04/15/13	1,073	1,057	16
Credit Suisse Group AG	British Pound	141,577	Sell	04/15/13	210,952	215,104	(4,152)
Credit Suisse Group AG	EU Euro	342,808	Sell	04/15/13	446,960	439,467	7,493
Credit Suisse Group AG	EU Euro	151,092	Sell	04/15/13	201,261	193,694	7,567
Deutsche Bank AG	EU Euro	33,081	Sell	04/15/13	43,396	42,408	988
Deutsche Bank AG	EU Euro	6,510,953	Sell	04/15/13	8,517,388	8,346,787	170,601
Deutsche Bank AG	British Pound	7,297,075	Sell	04/15/13	11,741,213	11,086,787	654,426
Goldman Sachs & Co.	EU Euro	54,665	Sell	04/15/13	71,590	70,078	1,512
JPMorgan Chase & Co.	EU Euro	6,510,953	Sell	04/15/13	8,516,698	8,346,788	169,910
Merrill Lynch & Co., Inc.	EU Euro	247,699	Sell	04/15/13	323,760	317,540	6,220
UBS Warburg LLC	EU Euro	96,068	Sell	04/15/13	124,831	123,155	1,676
UBS Warburg LLC	EU Euro	303,791	Sell	04/15/13	394,688	389,448	5,240
UBS Warburg LLC	EU Euro	128,921	Sell	04/15/13	168,263	165,271	2,992
UBS Warburg LLC	EU Euro	2,089	Sell	04/15/13	2,826	2,678	148
UBS Warburg LLC	EU Euro	120,063	Sell	04/15/13	162,394	153,916	8,478
UBS Warburg LLC	EU Euro	151,712	Sell	04/15/13	204,205	194,489	9,716
UBS Warburg LLC	EU Euro	12,670,073	Sell	06/18/13	16,430,107	16,250,183	179,924
							$2,079,652

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		France: 6.2%
150,630		Legrand S.A.	$6,571,643	1.4
230,091		Sanofi	23,465,986	4.8
			30,037,629	6.2
		Germany: 4.4%
265,336		SAP AG	21,340,300	4.4
		Ireland: 4.6%
293,083		Accenture PLC	22,265,515	4.6
		Italy: 1.2%
763,606		Davide Campari-Milano S.p.A.	5,946,701	1.2
		Netherlands: 2.4%
754,135	@	DE Master Blenders 1753 NV	11,648,627	2.4
		Sweden: 2.3%
362,382		Swedish Match AB	11,249,164	2.3
		Switzerland: 9.5%
634,601		Nestle S.A.	45,929,003	9.5
		United Kingdom: 36.2%
168,166		Admiral Group PLC	3,412,139	0.7
873,042		British American Tobacco PLC	46,814,930	9.6
726,555		Diageo PLC	22,894,250	4.7
423,696		Experian Group Ltd.	7,343,527	1.5
700,461		Imperial Tobacco Group PLC	24,498,931	5.1
495,215		Reckitt Benckiser PLC	35,555,389	7.3
834,832		Unilever PLC	35,311,170	7.3
			175,830,336	36.2
		United States: 30.2%
400,054		Dr Pepper Snapple Group, Inc.	18,782,535	3.9
218,151	@, L	Herbalife Ltd.	8,169,755	1.7
159,565		Kraft Foods Group, Inc.	8,222,384	1.7
135,505		Mead Johnson Nutrition Co.	10,494,862	2.1
728,455		Microsoft Corp.	20,841,098	4.3
333,905		Mondelez International, Inc.	10,220,832	2.1
158,035		Moody’s Corp.	8,426,426	1.7
88,490		Nike, Inc.	5,221,795	1.1
242,687		Philip Morris International, Inc.	22,499,512	4.6
284,267		Procter & Gamble Co.	21,905,615	4.5
71,403		Visa, Inc.	12,127,086	2.5
			146,911,900	30.2
		Total Common Stock (Cost $358,066,980)	471,159,175	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateral(cc)(1): 1.7%
1,948,658	Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $1,948,694, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,987,631, due 05/01/20-04/01/43)	$1,948,658	0.4
410,218	BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $410,225, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $418,422, due 05/31/14)	410,218	0.1
1,948,658	Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,948,701, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,987,632, due 03/31/13-03/15/53)	1,948,658	0.4
1,948,658	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,948,701, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,987,632, due 04/25/13-01/01/47)	1,948,658	0.4

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
Securities Lending Collateral (continued)

1,948,658	Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,948,705, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,987,631, due 07/01/27-04/01/43)	$1,948,658	0.4
		8,204,850	1.7
	Total Short-Term Investments (Cost $8,204,850)	8,204,850	1.7
	Total Investments in Securities (Cost $366,271,830)	$479,364,025	98.7
	Assets in Excess of Other Liabilities	6,554,045	1.3
	Net Assets	$485,918,070	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $369,442,750.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$114,110,059
	Gross Unrealized Depreciation	(4,188,784)
	Net Unrealized Appreciation	$109,921,275

Industry Diversification	Percentage of Net Assets
Consumer Staples	61.5%
Information Technology	8.7
Health Care	4.8
IT Services	4.6
Food	3.8
Industrials	2.9
Diversified Finan Serv	2.5
Beverages	2.4
Agriculture	2.3
Financials	1.7
Consumer Discretionary	1.1
Insurance	0.7
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	1.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
France	$—	$30,037,629	$—	$30,037,629
Germany	—	21,340,300	—	21,340,300
Ireland	22,265,515	—	—	22,265,515
Italy	—	5,946,701	—	5,946,701
Netherlands	11,648,627	—	—	11,648,627
Sweden	—	11,249,164	—	11,249,164
Switzerland	—	45,929,003	—	45,929,003
United Kingdom	—	175,830,336	—	175,830,336
United States	146,911,900	—	—	146,911,900
Total Common Stock	180,826,042	290,333,133	—	471,159,175
Short-Term Investments	—	8,204,850	—	8,204,850
Total Investments, at fair value	$180,826,042	$298,537,983	$—	$479,364,025

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.3%
			Consumer Discretionary: 19.2%
1,000,000			Affinion Group, Inc., 7.875%, 12/15/18	$795,000	0.1
2,250,000		#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	2,424,375	0.2
2,000,000			AMC Networks, Inc., 4.750%, 12/15/22	2,000,000	0.2
600,000			AMC Networks, Inc., 7.750%, 07/15/21	682,500	0.1
3,000,000			Ameristar Casinos, Inc., 7.500%, 04/15/21	3,303,750	0.3
GBP	500,000	#	Arqiva Broadcast Finance Plc, 9.500%, 03/31/20	788,218	0.1
386,509			Caesars Entertainment Operating Co., Inc., 5.450%, 01/28/18	359,067	0.0
750,000		#	Carlson Wagonlit BV, 6.875%, 06/15/19	785,625	0.1
EUR	250,000		Carlson Wagonlit BV, 7.500%, 06/15/19	339,691	0.0
2,500,000			CCO Holdings, LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	2,437,500	0.2
1,000,000		#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	998,750	0.1
2,000,000			CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,975,000	0.2
1,000,000			CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,062,500	0.1
2,000,000			CCO Holdings, LLC / CCO Holdings Capital Corp., 6.625%, 01/31/22	2,155,000	0.2
1,000,000			CCO Holdings, LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	1,082,500	0.1
500,000		L	CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	540,625	0.1
1,500,000		L	CCO Holdings, LLC / CCO Holdings Capital Corp., 7.875%, 04/30/18	1,599,375	0.2
900,000			CCO Holdings, LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	1,010,250	0.1
1,000,000		#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	1,007,500	0.1
1,250,000		#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	1,303,125	0.1
350,000		#	Ceridian Corp., 8.875%, 07/15/19	409,062	0.0
250,000		#	Chester Downs & Marina, LLC, 9.250%, 02/01/20	240,000	0.0
750,000		#, L	Cinemark USA, Inc., 5.125%, 12/15/22	757,500	0.1
2,500,000			CityCenter Holdings, LLC / CityCenter Finance Corp., 7.625%, 01/15/16	2,696,875	0.3
1,000,000		#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,047,500	0.1
2,250,000		#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,385,000	0.2
3,500,000			Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	3,670,625	0.4
EUR	2,500,000		Conti-Gummi Finance BV, 7.125%, 10/15/18	3,397,689	0.3
EUR	500,000		Conti-Gummi Finance BV, 7.500%, 09/15/17	680,825	0.1
1,500,000		#, L	Continental Rubber Of America Corp., 4.500%, 09/15/19	1,541,250	0.1
2,000,000			Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	2,190,000	0.2
1,300,000			CSC Holdings, LLC, 6.750%, 11/15/21	1,464,125	0.1
2,000,000			CSC Holdings, LLC, 7.625%, 07/15/18	2,330,000	0.2
3,000,000			CSC Holdings, LLC, 7.875%, 02/15/18	3,510,000	0.3
3,000,000			CSC Holdings, LLC, 8.625%, 02/15/19	3,615,000	0.3
1,250,000			Delphi Corp., 5.000%, 02/15/23	1,328,125	0.1
2,000,000			DineEquity, Inc., 9.500%, 10/30/18	2,290,000	0.2
1,750,000		#	DISH DBS Corp., 5.000%, 03/15/23	1,730,312	0.2
1,000,000			DISH DBS Corp., 5.875%, 07/15/22	1,053,750	0.1
1,500,000			DISH DBS Corp., 6.625%, 10/01/14	1,599,375	0.2
2,000,000			DISH DBS Corp., 6.750%, 06/01/21	2,232,500	0.2
4,000,000			DISH DBS Corp., 7.125%, 02/01/16	4,465,000	0.4
2,400,000			DISH DBS Corp., 7.875%, 09/01/19	2,856,000	0.3
2,000,000			Easton-Bell Sports, Inc., 9.750%, 12/01/16	2,157,520	0.2
1,500,000			Emergency Medical Services Corp., 8.125%, 06/01/19	1,653,750	0.2
1,680,000			Entravision Communications Corp., 8.750%, 08/01/17	1,827,000	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Consumer Discretionary (continued)
1,000,000		L	Exide Technologies, 8.625%, 02/01/18	$863,750	0.1
997,500			Getty Images, Inc. - TL B, 4.750%, 10/18/19	1,013,798	0.1
1,500,000		L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,666,875	0.2
CAD	1,000,000	#	Great Canadian Gaming Corp., 6.625%, 07/25/22	1,031,156	0.1
1,000,000		#	Griffey Intermediate, Inc. / Griffey Finance Sub, LLC, 7.000%, 10/15/20	1,025,000	0.1
250,000			Harrah’s Operating Co., Inc., 10.000%, 12/15/18	171,875	0.0
1,000,000			Harrah’s Operating Co., Inc., 11.250%, 06/01/17	1,068,750	0.1
500,000			Hertz Corp./The, 5.875%, 10/15/20	530,000	0.1
750,000		#	Hyva Global BV, 8.625%, 03/24/16	757,500	0.1
500,000		#	inVentiv Health, Inc., 11.000%, 08/15/18	432,500	0.0
1,000,000		#, L	Jaguar Holding Co., 9.500%, 12/01/19	1,152,500	0.1
1,500,000		#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,565,625	0.2
250,000		#	Jaguar Land Rover PLC, 7.750%, 05/15/18	274,375	0.0
1,000,000		#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,130,000	0.1
1,000,000			Jarden Corp., 7.500%, 01/15/20	1,093,750	0.1
500,000			Lamar Media Corp., 5.000%, 05/01/23	502,500	0.1
500,000			Lamar Media Corp., 5.875%, 02/01/22	543,750	0.1
2,000,000		L	Lamar Media Corp., 7.875%, 04/15/18	2,187,500	0.2
500,000		#	Lear Corp., 4.750%, 01/15/23	490,000	0.0
422,000			Lear Corp., 7.875%, 03/15/18	459,980	0.0
1,000,000			Levi Strauss & Co., 7.625%, 05/15/20	1,105,000	0.1
325,000			Limited Brands, Inc., 7.000%, 05/01/20	378,625	0.0
750,000			Ltd. Brands, Inc., 5.625%, 02/15/22	798,750	0.1
850,000			Ltd. Brands, Inc., 6.625%, 04/01/21	964,750	0.1
300,000			Marina District Finance Co., Inc., 9.500%, 10/15/15	310,500	0.0
500,000		L	Marina District Finance Co., Inc., 9.875%, 08/15/18	517,500	0.1
2,000,000		#	McClatchy Co., 9.000%, 12/15/22	2,180,000	0.2
2,000,000		#	MCE Finance Ltd., 5.000%, 02/15/21	2,025,000	0.2
1,000,000			MGM Mirage, 7.500%, 06/01/16	1,112,500	0.1
2,500,000			MGM Mirage, 7.625%, 01/15/17	2,787,500	0.3
925,446			MGM Resorts International, 4.250%, 12/20/19	942,138	0.1
321,429			MGM Resorts International, 4.250%, 12/20/19	327,226	0.0
3,000,000			MGM Resorts International, 6.625%, 12/15/21	3,150,000	0.3
2,000,000		#	MGM Resorts International, 6.750%, 10/01/20	2,125,000	0.2
1,000,000			MGM Resorts International, 8.625%, 02/01/19	1,170,000	0.1
2,000,000			MGM Resorts International, 10.000%, 11/01/16	2,395,000	0.2
3,000,000			MGM Resorts International, 11.125%, 11/15/17	3,195,000	0.3
EUR	900,000		Nara Cable Funding Ltd., 8.875%, 12/01/18	1,214,236	0.1
3,000,000		#	Nara Cable Funding Ltd., 8.875%, 12/01/18	3,157,500	0.3
2,250,000		#	Nielsen Finance, LLC / Nielsen Finance Co., 4.500%, 10/01/20	2,258,437	0.2
3,000,000			Nielsen Finance, LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,345,000	0.3
2,500,000			Nielsen Holdings NV - TL SR, 02/21/14	2,488,445	0.2
200,000			Oshkosh Corp., 8.250%, 03/01/17	218,750	0.0
200,000			Oshkosh Corp., 8.500%, 03/01/20	225,000	0.0
2,500,000		#, L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,768,750	0.3
1,000,000		#, &, L	Petco Holdings, Inc., 8.500%, 10/15/17	1,036,250	0.1
1,500,000			Phillips-Van Heusen Corp., 7.375%, 05/15/20	1,680,000	0.2
1,000,000		#	Pittsburgh Glass Works, LLC, 8.500%, 04/15/16	1,022,500	0.1
550,000			Production Resource Group, Inc., 8.875%, 05/01/19	419,375	0.0
2,000,000			PVH Corp., 4.500%, 12/15/22	1,985,000	0.2
525,000			Quebecor Media, Inc., 7.750%, 03/15/16	536,156	0.1
1,879,000			Quebecor Media, Inc., 7.750%, 03/15/16	1,918,929	0.2
1,500,000		#	QVC, Inc., 7.375%, 10/15/20	1,662,120	0.2
1,500,000		#	QVC, Inc., 7.500%, 10/01/19	1,658,566	0.2
500,000			Regal Entertainment Group, 5.750%, 02/01/25	492,500	0.0
2,000,000		L	Regal Entertainment Group, 9.125%, 08/15/18	2,255,000	0.2
1,500,000			Roadhouse Financing, Inc., 10.750%, 10/15/17	1,410,000	0.1
250,000			Ryland Group, Inc., 5.375%, 10/01/22	256,250	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Consumer Discretionary (continued)
750,000			Sally Holdings, LLC / Sally Capital, Inc., 5.750%, 06/01/22	$786,563	0.1
650,000			Sally Holdings, LLC / Sally Capital, Inc., 6.875%, 11/15/19	723,125	0.1
EUR	1,000,000		Schaeffler Finance BV, 7.750%, 02/15/17	1,435,664	0.1
1,000,000		#	Schaeffler Finance BV, 7.750%, 02/15/17	1,131,250	0.1
3,000,000		#	Schaeffler Finance BV, 8.500%, 02/15/19	3,427,500	0.3
EUR	500,000	L	Schaeffler Finance BV, 8.750%, 02/15/19	724,254	0.1
750,000			Scientific Games Corp., 8.125%, 09/15/18	823,125	0.1
1,000,000			Scientific Games International, Inc., 6.250%, 09/01/20	1,022,500	0.1
675,000		#	Seneca Gaming Corp., 8.250%, 12/01/18	725,625	0.1
1,000,000		#	Sinclair Television Group, Inc., 5.375%, 04/01/21	997,500	0.1
1,000,000		#, L	Sinclair Television Group, Inc., 6.125%, 10/01/22	1,052,500	0.1
1,250,000		#	Studio City Finance Ltd., 8.500%, 12/01/20	1,378,125	0.1
300,000			Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	325,500	0.0
309,000			Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	342,218	0.0
633,000			Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.500%, 10/01/18	689,970	0.1
2,000,000		#	Tempur-Pedic International, Inc., 6.875%, 12/15/20	2,145,000	0.2
750,000			Tenneco, Inc., 7.750%, 08/15/18	828,750	0.1
2,067,000			Tomkins, LLC / Tomkins, Inc., 9.000%, 10/01/18	2,312,456	0.2
3,530,000		#	TRW Automotive, Inc., 7.250%, 03/15/17	4,099,213	0.4
1,000,000		#	TRW Automotive, Inc., 4.500%, 03/01/21	1,020,000	0.1
1,500,000		#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	1,548,750	0.2
EUR	2,500,000		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 09/15/22	3,199,572	0.3
EUR	350,000		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	489,588	0.0
750,000		#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	824,063	0.1
EUR	250,000		Unitymedia KabelBW GmbH, 9.500%, 03/15/21	367,732	0.0
1,500,000		#	Univision Communications, Inc., 6.750%, 09/15/22	1,627,500	0.2
2,000,000		#	Univision Communications, Inc., 6.875%, 05/15/19	2,150,000	0.2
4,500,000		#	Univision Communications, Inc., 7.875%, 11/01/20	4,972,500	0.5
1,000,000		#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	1,145,000	0.1
350,000		#	Wolverine World Wide, Inc., 6.125%, 10/15/20	373,188	0.0
750,000		L	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	790,313	0.1
2,000,000			Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	2,252,500	0.2
				200,965,115	19.2
			Consumer Staples: 6.9%
600,000		#	Albea Beauty Holdings SA, 8.375%, 11/01/19	642,000	0.1
1,250,000		#	ARAMARK Corp., 5.750%, 03/15/20	1,284,375	0.1
1,406,000		#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,553,630	0.1
1,000,000		#	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,018,750	0.1
914,000		&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	914,000	0.1
2,000,000			Central Garden and Pet Co., 8.250%, 03/01/18	2,070,000	0.2
1,000,000			Constellation Brands, Inc., 7.250%, 05/15/17	1,155,625	0.1
4,250,000			Constellation Brands, Inc., 12/30/13	4,235,186	0.4
3,000,000			Del Monte Corp., 7.625%, 02/15/19	3,127,500	0.3
3,250,000		#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	3,258,125	0.3
500,000			HDTFS, Inc., 6.250%, 10/15/22	545,000	0.1
2,500,000			Hertz Corp., 6.750%, 04/15/19	2,740,625	0.3
2,500,000			Hertz Corp., 7.375%, 01/15/21	2,793,750	0.3
3,500,000			HJ Heinz Co., 02/15/14	3,502,187	0.3
1,250,000			HJ Heinz Co., 03/27/20	1,262,344	0.1
1,250,000		#	HJ Heinz Finance Co., 7.125%, 08/01/39	1,398,437	0.1
1,250,000		#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	1,350,000	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Consumer Staples (continued)
1,050,000		#, L	Live Nation Entertainment, Inc., 8.125%, 05/15/18	$1,147,125	0.1
2,500,000			Michael Foods, Inc., 9.750%, 07/15/18	2,793,750	0.3
1,750,000		L	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,900,937	0.2
750,000			Post Holdings, Inc., 7.375%, 02/15/22	824,062	0.1
750,000			Prestige Brands, Inc., 8.125%, 02/01/20	850,313	0.1
3,500,000			Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,574,375	0.3
500,000			Reynolds Group Issuer, Inc., 6.875%, 02/15/21	533,750	0.0
2,500,000			Reynolds Group Issuer, Inc., 7.125%, 04/15/19	2,696,875	0.3
1,000,000			Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,107,500	0.1
EUR	1,000,000		Reynolds Group Issuer, Inc., 8.000%, 12/15/16	1,288,263	0.1
2,500,000			Reynolds Group Issuer, Inc., 8.500%, 05/15/18	2,640,625	0.3
2,000,000			Reynolds Group Issuer, Inc., 9.000%, 04/15/19	2,125,000	0.2
3,750,000			Reynolds Group Issuer, Inc., 9.875%, 08/15/19	4,120,313	0.4
2,500,000		#	ServiceMaster Co., 7.000%, 08/15/20	2,600,000	0.2
500,000			ServiceMaster Co., 8.000%, 02/15/20	538,750	0.1
750,000		#	Simmons Foods, Inc., 10.500%, 11/01/17	749,063	0.1
2,500,000		L	Smithfield Foods, Inc., 7.750%, 07/01/17	2,909,375	0.3
1,500,000		#	Spectrum Brands Escrow Corp., 6.375%, 11/15/20	1,614,375	0.2
2,250,000			Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	2,559,375	0.2
1,500,000		#	Sun Products Corp./The, 7.750%, 03/15/21	1,518,750	0.1
1,000,000			TreeHouse Foods, Inc., 7.750%, 03/01/18	1,086,250	0.1
				72,030,360	6.9
			Energy: 9.9%
1,000,000			Access Midstream Partners L.P., 4.875%, 05/15/23	988,750	0.1
2,000,000		#	Antero Resources Finance Corp., 6.000%, 12/01/20	2,100,000	0.2
1,500,000		L	Arch Coal, Inc., 7.250%, 10/01/20	1,357,500	0.1
1,250,000		L	Arch Coal, Inc., 7.250%, 06/15/21	1,128,125	0.1
1,000,000		L	Arch Coal, Inc., 7.000%, 06/15/19	907,500	0.1
300,000		#	Atlas Pipeline Escrow, LLC, 6.625%, 10/01/20	314,250	0.0
1,000,000		#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 5.875%, 08/01/23	1,000,000	0.1
200,000		#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 6.625%, 10/01/20	209,500	0.0
250,000			Atwood Oceanics, Inc., 6.500%, 02/01/20	273,125	0.0
1,125,000			Berry Petroleum Co., 6.750%, 11/01/20	1,220,625	0.1
350,000			Bristow Group, Inc., 6.250%, 10/15/22	379,312	0.0
500,000			Chesapeake Energy Corp., 5.750%, 03/15/23	508,125	0.0
1,000,000			Chesapeake Energy Corp., 7.250%, 12/15/18	1,140,000	0.1
2,125,000			Chesapeake Energy Corp., 9.500%, 02/15/15	2,411,875	0.2
710,000			Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	734,850	0.1
100,000			Cie Generale de Geophysique-Veritas, 9.500%, 05/15/16	105,500	0.0
1,500,000			Comstock Resources, Inc., 8.375%, 10/15/17	1,601,250	0.2
2,100,000			Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	2,299,500	0.2
1,750,000			Consol Energy, Inc., 8.250%, 04/01/20	1,946,875	0.2
3,000,000			Consol Energy, Inc., 8.000%, 04/01/17	3,247,500	0.3
1,500,000			Continental Resources, Inc., 7.125%, 04/01/21	1,706,250	0.2
275,000			Continental Resources, Inc., 7.375%, 10/01/20	311,437	0.0
50,000			Continental Resources, Inc., 8.250%, 10/01/19	55,875	0.0
2,500,000			Denbury Resources, Inc., 4.625%, 07/15/23	2,415,625	0.2
1,500,000			Denbury Resources, Inc., 8.250%, 02/15/20	1,687,500	0.2
750,000		#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	761,250	0.1
150,000			El Paso Corp., 8.050%, 10/15/30	168,642	0.0
1,850,000			Energy Transfer Equity L.P., 7.500%, 10/15/20	2,141,375	0.2
2,500,000			Enterprise Products Operating L.P., 8.375%, 08/01/66	2,877,120	0.3
500,000			EP Energy, LLC, 6.875%, 05/01/19	550,000	0.1
5,000,000			EP Energy, LLC, 9.375%, 05/01/20	5,800,000	0.6
919,000		#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	978,735	0.1
2,000,000		L	Forest Oil Corp., 7.250%, 06/15/19	2,010,000	0.2
500,000		#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	548,750	0.1
750,000		#	Inergy Midstream L.P. / Finance Corp., 6.000%, 12/15/20	783,750	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
4,000,000			Kinder Morgan Finance Co., LLC, 5.700%, 01/05/16	$4,369,660	0.4
2,050,000			Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,270,375	0.2
1,500,000			MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	1,470,000	0.1
750,000			MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	789,375	0.1
600,000			MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	658,500	0.1
1,050,000			Newfield Exploration Co., 6.875%, 02/01/20	1,131,375	0.1
2,250,000			Newfield Exploration Co., 7.125%, 05/15/18	2,348,437	0.2
1,500,000			NFR Energy, LLC, 9.750%, 02/15/17	1,518,750	0.1
1,500,000		#, L	NGPL PipeCo, LLC, 7.119%, 12/15/17	1,605,000	0.2
1,000,000		#	NGPL PipeCo, LLC, 9.625%, 06/01/19	1,125,000	0.1
1,000,000			Oasis Petroleum, Inc., 6.500%, 11/01/21	1,095,000	0.1
2,000,000		#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	1,570,000	0.1
1,250,000			Peabody Energy Corp., 6.000%, 11/15/18	1,332,813	0.1
2,000,000			Peabody Energy Corp., 6.250%, 11/15/21	2,090,000	0.2
500,000			Peabody Energy Corp., 6.500%, 09/15/20	535,000	0.0
750,000			Plains Exploration & Production Co., 6.500%, 11/15/20	832,500	0.1
1,000,000			Plains Exploration & Production Co., 6.625%, 05/01/21	1,105,000	0.1
1,500,000			Plains Exploration & Production Co., 6.750%, 02/01/22	1,678,125	0.2
2,500,000			Plains Exploration & Production Co., 7.625%, 04/01/20	2,831,250	0.3
1,000,000		#	Range Resources Corp., 5.000%, 03/15/23	1,025,000	0.1
1,000,000			Range Resources Corp., 5.750%, 06/01/21	1,077,500	0.1
1,000,000			Range Resources Corp., 6.750%, 08/01/20	1,105,000	0.1
500,000			Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	537,500	0.1
1,475,000			Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,615,125	0.2
750,000		#	Rockies Express Pipeline LLC, 6.000%, 01/15/19	736,875	0.1
2,000,000		#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,865,000	0.2
207,692			Sabine Oil & Gas LLC - TL 2L, 8.750%, 12/31/18	214,183	0.0
692,308			Sabine Oil & Gas LLC - TL 2L, 8.750%, 12/31/18	713,942	0.1
750,000		#	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	779,063	0.1
5,000,000			SandRidge Energy, Inc., 7.500%, 03/15/21	5,225,000	0.5
2,000,000			SandRidge Energy, Inc., 8.125%, 10/15/22	2,145,000	0.2
5,260,000		±, X	SemGroup Corp. Escrow, 8.750%, 11/15/15	—	—
4,000,000			Sonat, Inc., 7.000%, 02/01/18	4,422,868	0.4
750,000			Targa Resources Partners L.P., 6.375%, 08/01/22	823,125	0.1
1,500,000		#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	1,567,500	0.1
1,250,000			Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	1,375,000	0.1
500,000		#	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	530,000	0.0
264,000			Thermon Industries, Inc., 9.500%, 05/01/17	294,360	0.0
600,000			Whiting Petroleum Corp., 6.500%, 10/01/18	648,000	0.1
				103,726,672	9.9
			Financials: 12.3%
3,000,000			American International Group, Inc., 8.175%, 05/15/58	4,053,750	0.4
GBP	1,000,000		American International Group, Inc., 8.625%, 05/22/38	1,876,532	0.2
2,000,000		Z	Ally Financial, Inc., 2.980%, 06/15/15	1,875,000	0.2
2,500,000			Ally Financial, Inc., 3.125%, 01/15/16	2,533,132	0.2
2,500,000			Ally Financial, Inc., 5.500%, 02/15/17	2,717,125	0.3
2,500,000		Z	Ally Financial, Inc., 5.670%, 11/01/31	3,162,500	0.3
2,500,000			Ally Financial, Inc., 7.500%, 12/31/13	2,612,500	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
2,500,000			Ally Financial, Inc., 7.500%, 09/15/20	$3,059,375	0.3
5,000,000			Ally Financial, Inc., 8.300%, 02/12/15	5,562,500	0.5
1,000,000		#, &	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,045,000	0.1
1,000,000		#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,091,250	0.1
GBP	1,000,000		Barclays Bank PLC, 14.000%, 11/29/49	2,054,883	0.2
1,250,000		#	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,365,625	0.1
750,000			CBRE Services, Inc., 5.000%, 03/15/23	762,187	0.1
2,500,000			CIT Group, Inc., 4.250%, 08/15/17	2,625,000	0.2
3,000,000			CIT Group, Inc., 5.250%, 03/15/18	3,255,000	0.3
1,000,000			CIT Group, Inc., 5.000%, 05/15/17	1,077,500	0.1
1,000,000		#	CIT Group, Inc., 5.500%, 02/15/19	1,102,500	0.1
3,500,000			CIT Group, Inc., 5.000%, 08/15/22	3,757,162	0.4
750,000			CNH Capital LLC, 3.875%, 11/01/15	772,500	0.1
1,500,000		#	Corrections Corp. of America, 4.625%, 05/01/23	1,539,375	0.1
1,150,000		L	Credit Agricole S.A., 9.750%, 06/29/49	1,226,763	0.1
3,000,000			E*TRADE Financial Corp., 6.375%, 11/15/19	3,187,500	0.3
500,000			E*TRADE Financial Corp., 6.750%, 06/01/16	541,250	0.1
1,000,000			Ford Motor Co., 8.125%, 01/15/20	1,266,980	0.1
2,000,000			Ford Motor Credit Co., LLC, 6.625%, 08/15/17	2,335,590	0.2
9,000,000			Ford Motor Credit Co., LLC, 8.000%, 12/15/16	10,813,554	1.0
3,000,000			Ford Motor Credit Co., LLC, 8.000%, 06/01/14	3,228,216	0.3
1,000,000			Ford Motor Credit Co., LLC, 8.700%, 10/01/14	1,109,653	0.1
1,600,000			Ford Motor Credit Co., LLC, 12.000%, 05/15/15	1,945,037	0.2
1,375,000		#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,581,250	0.1
500,000		#	Geo Group, Inc./The, 5.125%, 04/01/23	506,250	0.0
EUR	1,500,000		GMAC International Finance BV, 7.500%, 04/21/15	2,098,177	0.2
GBP	1,000,000		HBOS Capital Funding L.P., 6.461%, 11/29/49	1,432,088	0.1
EUR	1,000,000		HBOS PLC, 0.888%, 03/29/16	1,219,009	0.1
500,000			Host Hotels & Resorts, Inc., 6.000%, 10/01/21	580,625	0.1
2,500,000			Host Hotels & Resorts, Inc., 6.000%, 11/01/20	2,781,250	0.3
1,500,000			Host Hotels & Resorts, Inc., 9.000%, 05/15/17	1,584,375	0.2
2,000,000		#	Hub International Ltd., 8.125%, 10/15/18	2,115,000	0.2
1,000,000			International Lease Finance Corp., 5.875%, 05/01/13	1,003,938	0.1
750,000			International Lease Finance Corp., 6.250%, 05/15/19	825,000	0.1
1,250,000		#	International Lease Finance Corp., 6.750%, 09/01/16	1,418,750	0.1
2,250,000		#	International Lease Finance Corp., 7.125%, 09/01/18	2,655,000	0.3
1,000,000			International Lease Finance Corp., 8.250%, 12/15/20	1,227,500	0.1
3,000,000			International Lease Finance Corp., 8.625%, 09/15/15	3,423,750	0.3
3,000,000			International Lease Finance Corp., 8.750%, 03/15/17	3,543,750	0.3
1,250,000		#	Jefferies Finance LLC, 7.375%, 04/01/20	1,278,125	0.1
EUR	1,250,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	1,612,332	0.2
GBP	1,000,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	1,600,751	0.2
3,350,000		#, L	LBG Capital No.1 PLC, 7.875%, 11/01/20	3,681,650	0.4
500,000		#	LBG Capital No.1 PLC, 8.000%, 12/29/49	536,990	0.1
499,200		#, ±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	62,205	0.0
250,000		#	Milestone Aviation Group, LLC, 8.625%, 12/15/17	258,750	0.0
1,250,000			OCWEN Financial Corp. - TL 1L, 5.000%, 01/15/18	1,271,875	0.1
500,000			PHH Corp., 9.250%, 03/01/16	586,250	0.1
2,000,000			Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp., 8.250%, 09/01/17	2,158,750	0.2
750,000		#	QBE Capital Funding III Ltd., 7.250%, 05/24/41	788,711	0.1
EUR	500,000		RBS Capital Trust A, 2.312%, 12/29/49	438,295	0.0
500,000		#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	548,750	0.1
3,100,000			Royal Bank of Scotland Group PLC, 7.640%, 03/31/49	2,790,000	0.3
1,000,000		#	Serta Simmons Holdings, LLC, 8.125%, 10/01/20	1,043,750	0.1
750,000			SLM Corp., 8.000%, 03/25/20	872,813	0.1
2,075,000			SLM Corp., 8.450%, 06/15/18	2,469,250	0.2
500,000			Smurfit Capital Funding PLC, 7.500%, 11/20/25	552,500	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
375,000		#, L	Societe Generale, 5.922%, 04/29/49	$353,560	0.0
1,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	1,013,750	0.1
GBP	200,000		Towergate Finance PLC, 8.500%, 02/15/18	320,605	0.0
GBP	500,000		Towergate Finance PLC, 10.500%, 02/15/19	801,513	0.1
970,000		L	UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,007,588	0.1
EUR	1,000,000		UPCB Finance Ltd., 7.625%, 01/15/20	1,397,221	0.1
				128,996,635	12.3
			Health Care: 9.3%
1,500,000			Alere, Inc., 8.625%, 10/01/18	1,601,250	0.2
5,000,000		#	Biomet, Inc., 6.500%, 10/01/20	5,165,625	0.5
4,000,000		#	Biomet, Inc., 6.500%, 08/01/20	4,260,000	0.4
8,091			CHS/Community Health Systems, Inc., 3.780%, 01/25/17	8,188	0.0
303,394			CHS/Community Health Systems, Inc., 3.790%, 01/25/17	307,044	0.0
1,000,000			CHS/Community Health Systems, Inc., 5.125%, 08/15/18	1,050,000	0.1
2,000,000			CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,172,500	0.2
20,677			Community Health Systems, Inc. - TL B, 2.450%, 07/25/14	20,748	0.0
3,000,000		#	ConvaTec Healthcare SA, 10.500%, 12/15/18	3,352,500	0.3
1,750,000			DaVita, Inc., 5.750%, 08/15/22	1,826,563	0.2
1,025,000			DaVita, Inc., 6.375%, 11/01/18	1,092,906	0.1
2,000,000			DaVita, Inc., 6.625%, 11/01/20	2,176,250	0.2
3,500,000			DJO Finance, LLC / DJO Finance Corp., 7.750%, 04/15/18	3,587,500	0.3
1,000,000			Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	1,072,500	0.1
1,500,000			Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	1,610,625	0.2
1,000,000		#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,102,500	0.1
1,000,000		#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,121,250	0.1
1,750,000			Grifols, Inc., 8.250%, 02/01/18	1,933,750	0.2
2,000,000			HCA Holdings, Inc., 6.250%, 02/15/21	2,137,500	0.2
1,500,000			HCA Holdings, Inc., 7.750%, 05/15/21	1,674,375	0.2
2,500,000			HCA, Inc., 4.750%, 05/01/23	2,493,750	0.2
2,000,000			HCA, Inc., 5.875%, 05/01/23	2,085,000	0.2
3,750,000			HCA, Inc., 6.500%, 02/15/20	4,239,844	0.4
2,650,000			HCA, Inc., 7.250%, 09/15/20	2,938,188	0.3
3,500,000			HCA, Inc., 7.500%, 02/15/22	4,033,750	0.4
2,000,000			HCA, Inc., 8.000%, 10/01/18	2,345,000	0.2
3,500,000			HCA, Inc., 8.500%, 04/15/19	3,871,875	0.4
1,500,000			Health Management Associates, Inc., 7.375%, 01/15/20	1,653,750	0.2
1,000,000			Hologic, Inc., 6.250%, 08/01/20	1,068,750	0.1
1,000,000		#	Multiplan, Inc., 9.875%, 09/01/18	1,116,250	0.1
3,000,000		#	Mylan, Inc., 7.875%, 07/15/20	3,503,283	0.3
2,000,000			NBTY, Inc., 9.000%, 10/01/18	2,245,000	0.2
990,000			Pharmaceutical Product Development, 4.250%, 12/05/18	1,003,922	0.1
2,181,313			Quintiles Transnational Corp. - TL B2, 4.500%, 06/08/18	2,214,942	0.2
2,000,000		#	STHI Holding Corp., 8.000%, 03/15/18	2,195,000	0.2
1,000,000			Tenet Healthcare Corp., 8.000%, 08/01/20	1,106,250	0.1
2,500,000		#	Tenet Healthcare Corp., 4.500%, 04/01/21	2,456,250	0.2
1,000,000			Universal Health Services, Inc., 7.000%, 10/01/18	1,092,500	0.1
500,000		#	Valeant Pharmaceuticals International, 6.500%, 07/15/16	524,375	0.0
1,000,000		#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,078,750	0.1
2,150,000		#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,320,656	0.2
4,000,000		#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	4,330,000	0.4
500,000		#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	546,250	0.1
3,500,000			Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,745,000	0.4
1,000,000		#	VPI Escrow Corp., 6.375%, 10/15/20	1,058,750	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Health Care (continued)
5,000,000			Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC, 7.750%, 09/15/18	$5,368,750	0.5
				97,909,409	9.3
			Industrials: 9.7%
2,500,000		#	Aguila 3 SA, 7.875%, 01/31/18	2,693,750	0.3
2,692,000			Air Medical Group Holdings, Inc., 9.250%, 11/01/18	2,994,850	0.3
500,000		#	Amsted Industries, Inc., 8.125%, 03/15/18	540,000	0.0
1,500,000		L	Associated Materials, LLC, 9.125%, 11/01/17	1,608,750	0.2
2,000,000		#	Aviation Capital Group, 7.125%, 10/15/20	2,275,754	0.2
1,500,000			BE Aerospace, Inc., 6.875%, 10/01/20	1,666,875	0.2
1,000,000			BE Aerospace, Inc., 5.250%, 04/01/22	1,036,250	0.1
750,000		#	Belden, Inc., 5.500%, 09/01/22	772,500	0.1
EUR	750,000		Bombardier, Inc., 6.125%, 05/15/21	1,041,907	0.1
1,400,000		#	Bombardier, Inc., 7.500%, 03/15/18	1,604,750	0.2
1,600,000		#	C8 Capital SPV Ltd., 6.640%, 12/31/49	1,360,000	0.1
750,000		#	Calcipar SA, 6.875%, 05/01/18	802,500	0.1
1,500,000			Case New Holland, Inc., 7.875%, 12/01/17	1,762,500	0.2
2,500,000			CHC Helicopter SA, 9.250%, 10/15/20	2,670,312	0.3
1,250,000			Clean Harbors, Inc., 5.250%, 08/01/20	1,296,875	0.1
1,500,000		#	CMA CGM SA, 8.500%, 04/15/17	1,402,500	0.1
119,666			Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	125,805	0.0
2,461			Continental Airlines Pass Through Trust, 6.920%, 04/02/13	2,461	0.0
1,000,000			Corrections Corp. of America, 7.750%, 06/01/17	1,050,650	0.1
700,000			Covanta Holding Corp., 7.250%, 12/01/20	774,689	0.1
750,000		#	ERA Group, Inc., 7.750%, 12/15/22	776,250	0.1
2,000,000			Esterline Technologies Corp., 7.000%, 08/01/20	2,217,500	0.2
750,000			Florida East Coast Railway Corp., 8.125%, 02/01/17	808,125	0.1
1,000,000		#	General Cable Corp., 5.750%, 10/01/22	1,025,000	0.1
1,500,000			Griffon Corp., 7.125%, 04/01/18	1,627,500	0.2
EUR	400,000		Grohe Holding GmbH, 4.203%, 09/15/17	512,998	0.0
3,000,000		#	HD Supply, Inc., 7.500%, 07/15/20	3,165,000	0.3
2,000,000			HD Supply, Inc., 8.125%, 04/15/19	2,270,000	0.2
500,000			HD Supply, Inc., 10.500%, 01/15/21	521,875	0.0
1,000,000			HD Supply, Inc., 11.000%, 04/15/20	1,217,500	0.1
1,000,000			HD Supply, Inc., 11.500%, 07/15/20	1,187,500	0.1
1,000,000			Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,092,500	0.1
1,750,000			Interactive Data Corp., 10.250%, 08/01/18	1,986,250	0.2
750,000			Iron Mountain, Inc., 5.750%, 08/15/24	752,813	0.1
1,000,000			Manitowoc Co., Inc., 5.875%, 10/15/22	1,052,500	0.1
2,050,000			Manitowoc Co., Inc., 8.500%, 11/01/20	2,326,750	0.2
2,500,000		#	Masonite International Corp., 8.250%, 04/15/21	2,787,500	0.3
500,000		#	Milacron LLC / Mcron Finance Corp., 7.750%, 02/15/21	519,375	0.0
577,000			Mueller Water Products, Inc., 8.750%, 09/01/20	659,223	0.1
3,000,000			Ply Gem Industries, Inc., 8.250%, 02/15/18	3,281,250	0.3
1,250,000			Polymer Group, Inc., 7.750%, 02/01/19	1,368,750	0.1
1,000,000		L	Polypore International, Inc., 7.500%, 11/15/17	1,077,500	0.1
6,000,000			RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	6,607,500	0.6
2,244,375			Silver II Borrow - TL 1L, 4.000%, 12/13/19	2,262,209	0.2
1,500,000		#	Silver II US Holdings, LLC, 7.750%, 12/15/20	1,605,000	0.2
1,000,000			SPX Corp., 6.875%, 09/01/17	1,117,500	0.1
1,000,000			Terex Corp., 6.000%, 05/15/21	1,057,500	0.1
2,000,000		#	Tervita Corp., 8.000%, 11/15/18	2,071,250	0.2
1,000,000		#	TransDigm, Inc., 5.500%, 10/15/20	1,047,500	0.1
5,500,000			TransDigm, Inc., 7.750%, 12/15/18	6,063,750	0.6
2,000,000		#, &	TransUnion Holding Co., Inc., 8.125%, 06/15/18	2,145,000	0.2
2,000,000			TransUnion, LLC / TransUnion Financing Corp., 11.375%, 06/15/18	2,310,000	0.2
750,000		#	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19	744,375	0.1
1,000,000		#	Triumph Group, Inc., 4.875%, 04/01/21	1,012,500	0.1
63,576			UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16	73,113	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Industrials (continued)
1,781,929			United Airlines, Inc., 9.750%, 01/15/17	$2,067,037	0.2
500,000			United Rentals North America, Inc., 5.750%, 07/15/18	544,375	0.0
300,000			United Rentals North America, Inc., 6.125%, 06/15/23	322,500	0.0
1,250,000			United Rentals North America, Inc., 7.375%, 05/15/20	1,393,750	0.1
2,500,000			United Rentals North America, Inc., 7.625%, 04/15/22	2,806,250	0.3
3,000,000			United Rentals North America, Inc., 8.375%, 09/15/20	3,360,000	0.3
1,250,000		#	USG Corp., 8.375%, 10/15/18	1,387,500	0.1
1,500,000		#	VWR Funding, Inc., 7.250%, 09/15/17	1,595,625	0.2
				101,311,571	9.7
			Information Technology: 3.5%
750,000		#	Alliance Data Systems Corp., 6.375%, 04/01/20	811,875	0.1
1,250,000		#	Audatex North America, Inc., 6.750%, 06/15/18	1,346,875	0.1
2,500,000		#	Avaya, Inc., 7.000%, 04/01/19	2,456,250	0.2
1,250,000			Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,375,000	0.1
2,500,000		#	CommScope, Inc., 8.250%, 01/15/19	2,725,000	0.3
1,250,000			Fidelity National Information Services, Inc., 7.625%, 07/15/17	1,343,750	0.1
4,000,000		#	First Data Corp., 6.750%, 11/01/20	4,190,000	0.4
2,000,000		#	First Data Corp., 8.250%, 01/15/21	2,090,000	0.2
1,500,000		#	IMS Health, Inc., 6.000%, 11/01/20	1,567,500	0.2
775,000			Mantech International Corp., 7.250%, 04/15/18	825,375	0.1
1,500,000		#	NCR Corp., 4.625%, 02/15/21	1,500,000	0.1
500,000		#	NCR Corp., 5.000%, 07/15/22	503,750	0.0
575,000			NXP BV/NXP Funding, LLC, 3.054%, 10/15/13	575,000	0.1
1,500,000		#	Sensata Technologies BV, 6.500%, 05/15/19	1,623,750	0.2
1,500,000		#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,680,000	0.2
1,000,000		#	SunGard Data Systems, Inc., 6.625%, 11/01/19	1,037,500	0.1
2,000,000			SunGard Data Systems, Inc., 7.375%, 11/15/18	2,150,000	0.2
2,000,000			SunGard Data Systems, Inc., 7.625%, 11/15/20	2,177,500	0.2
EUR	1,000,000		UPC Holding BV, 8.000%, 11/01/16	1,322,822	0.1
EUR	3,500,000	L	UPC Holding BV, 8.375%, 08/15/20	4,933,344	0.5
				36,235,291	3.5
			Materials: 10.1%
3,750,000			Aleris International, Inc., 7.625%, 02/15/18	3,993,750	0.4
750,000			Aleris International, Inc., 7.875%, 11/01/20	808,125	0.1
885,602		#, &	ARD Finance SA, 11.125%, 06/01/18	969,734	0.1
250,000		#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	275,000	0.0
1,000,000		#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	1,098,750	0.1
EUR	1,500,000	L	Ardagh Packaging Finance PLC, 9.250%, 10/15/20	2,086,218	0.2
1,000,000		#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	990,000	0.1
2,500,000		#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	2,575,000	0.2
750,000		#	Ashland, Inc., 3.875%, 04/15/18	762,187	0.1
2,000,000		#	Ashland, Inc., 4.750%, 08/15/22	2,040,000	0.2
1,000,000		#	Ashland, Inc., 6.875%, 05/15/43	1,085,000	0.1
250,000		#	Axiall Corp., 4.875%, 05/15/23	255,312	0.0
750,000		#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	796,875	0.1
2,000,000			Berry Plastics Corp., 9.750%, 01/15/21	2,347,500	0.2
500,000		#	Bombardier, Inc., 4.250%, 01/15/16	521,250	0.1
2,000,000		#	Building Materials Corp. of America, 6.750%, 05/01/21	2,190,000	0.2
1,000,000		#	Building Materials Corp. of America, 7.000%, 02/15/20	1,090,000	0.1
375,000		#	Building Materials Corp. of America, 7.500%, 03/15/20	411,562	0.0
1,000,000			Celanese US Holdings, LLC, 5.875%, 06/15/21	1,092,500	0.1
1,000,000			Celanese US Holdings, LLC, 6.625%, 10/15/18	1,086,250	0.1
1,250,000		#	Cemex SAB de CV, 9.000%, 01/11/18	1,390,625	0.1
1,500,000			Chemtura Corp., 7.875%, 09/01/18	1,627,500	0.2
1,500,000		#	Eagle Spinco, Inc., 4.625%, 02/15/21	1,531,875	0.1
1,000,000		#, L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	1,032,500	0.1
3,000,000		#, L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	3,153,750	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Materials (continued)
2,000,000		#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	$2,105,000	0.2
2,000,000		#, L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,167,500	0.2
1,500,000			Georgia-Pacific Corp., 8.000%, 01/15/24	2,081,310	0.2
2,500,000			Graphic Packaging International, Inc., 7.875%, 10/01/18	2,768,750	0.3
1,000,000			Headwaters, Inc., 7.625%, 04/01/19	1,075,000	0.1
1,500,000		#	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 04/15/20	1,511,250	0.1
3,500,000		L	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	3,640,000	0.3
2,000,000			Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,910,000	0.2
1,000,000		L	Huntsman International LLC, 4.875%, 11/15/20	1,011,250	0.1
4,000,000			Huntsman International, LLC, 8.625%, 03/15/21	4,520,000	0.4
2,000,000		#	Ineos Finance PLC, 7.500%, 05/01/20	2,187,500	0.2
EUR	500,000		Ineos Finance PLC, 9.250%, 05/15/15	676,979	0.1
1,000,000		#	Ineos Finance PLC, 9.000%, 05/15/15	1,057,500	0.1
2,500,000		#, L	Ineos Group Holdings PLC, 8.500%, 02/15/16	2,550,000	0.2
1,000,000		#	Inmet Mining Corp., 7.500%, 06/01/21	1,085,000	0.1
1,500,000		#	Inmet Mining Corp., 8.750%, 06/01/20	1,665,000	0.2
1,800,000		#	Kinove German Bondco GmbH, 9.625%, 06/15/18	2,011,500	0.2
750,000			Lender Processing Services, Inc., 5.750%, 04/15/23	785,625	0.1
1,000,000			LyondellBasell Industries NV, 5.000%, 04/15/19	1,135,000	0.1
1,000,000			LyondellBasell Industries NV, 5.750%, 04/15/24	1,177,500	0.1
3,500,000			Novelis, Inc./GA, 8.375%, 12/15/17	3,850,000	0.4
3,000,000			Novelis, Inc./GA, 8.750%, 12/15/20	3,397,500	0.3
500,000		#, &	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	507,500	0.0
EUR	857,375		OXEA Finance/Cy SCA, 9.625%, 07/15/17	1,203,437	0.1
1,100,000		#	OXEA Finance, 9.500%, 07/15/17	1,201,750	0.1
2,500,000		#	Perstorp Holding AB, 8.750%, 05/15/17	2,656,250	0.3
1,500,000		#	Rain CII Carbon, LLC and CII Carbon Corp., 8.000%, 12/01/18	1,593,750	0.2
1,000,000		#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	1,085,000	0.1
2,250,000			Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,314,688	0.2
500,000		#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	567,500	0.1
750,000		#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	832,500	0.1
250,000			Scotts Miracle-Gro Co., 7.250%, 01/15/18	267,500	0.0
500,000		#	Sealed Air Corp., 6.500%, 12/01/20	550,000	0.1
1,750,000		#	Sealed Air Corp., 8.125%, 09/15/19	1,988,438	0.2
2,000,000		#	Sealed Air Corp., 8.375%, 09/15/21	2,300,000	0.2
750,000		#	Steel Dynamics, Inc., 6.125%, 08/15/19	813,750	0.1
250,000			Steel Dynamics, Inc., 7.625%, 03/15/20	278,750	0.0
EUR	2,000,000	L	Styrolution GmbH, 7.625%, 05/15/16	2,691,894	0.3
1,250,000		#, &	Taminco Acquisition Corp., 9.125%, 12/15/17	1,268,750	0.1
1,000,000		#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,117,500	0.1
1,000,000		#	Tronox Finance, LLC, 6.375%, 08/15/20	973,750	0.1
1,250,000		#, L	US Coatings Acquisition, Inc. / Flash Dutch 2 BV, 7.375%, 05/01/21	1,320,313	0.1
750,000			US Coatings Acquisition, Inc. / Flash Dutch 2 BV - TL B, 4.750%, 02/01/20	760,824	0.1
500,000		#	Vertellus Specialties, Inc., 9.375%, 10/01/15	446,250	0.0
				106,320,521	10.1
			Telecommunication Services: 9.0%
1,750,000			Crown Castle International Corp., 5.250%, 01/15/23	1,787,187	0.2
2,500,000			Crown Castle International Corp., 7.125%, 11/01/19	2,743,750	0.3
1,000,000		#	Digicel Group Ltd., 8.250%, 09/30/20	1,065,000	0.1
1,500,000		#	Digicel Ltd., 6.000%, 04/15/21	1,496,250	0.1
4,750,000		#	Digicel Ltd., 8.250%, 09/01/17	5,070,625	0.5
1,750,000		#	DigitalGlobe, Inc., 5.250%, 02/01/21	1,745,625	0.2
750,000			Frontier Communications Corp., 7.000%, 11/01/25	735,000	0.1
1,000,000		L	Frontier Communications Corp., 7.125%, 03/15/19	1,085,000	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Telecommunication Services (continued)
1,000,000			Frontier Communications Corp., 7.875%, 04/15/15	$1,145,000	0.1
825,000			Frontier Communications Corp., 8.500%, 04/15/20	938,437	0.1
1,000,000			Frontier Communications Corp., 9.000%, 08/15/31	1,037,500	0.1
600,000			Hughes Satellite Systems Corp., 6.500%, 06/15/19	661,500	0.1
750,000			Hughes Satellite Systems Corp., 7.625%, 06/15/21	861,562	0.1
1,353,515		&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	1,438,110	0.1
3,000,000			Intelsat Jackson Holdings SA, 7.250%, 10/15/20	3,307,500	0.3
3,000,000			Intelsat Jackson Holdings SA, 7.250%, 04/01/19	3,292,500	0.3
1,500,000			Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,676,250	0.2
2,500,000			Intelsat Jackson Holdings SA, 8.500%, 11/01/19	2,809,375	0.3
1,500,000		#	Intelsat Luxembourg SA, 7.750%, 06/01/21	1,530,000	0.1
1,750,000		#	Intelsat Luxembourg SA, 8.125%, 06/01/23	1,785,000	0.2
GBP	1,000,000	#	Lynx I Corp., 6.000%, 04/15/21	1,565,420	0.1
750,000		#, L	MetroPCS Wireless, Inc., 6.250%, 04/01/21	765,938	0.1
3,000,000			MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,146,250	0.3
2,000,000		#	MetroPCS Wireless, Inc., 6.625%, 04/01/23	2,047,500	0.2
500,000		#	NeuStar, Inc., 4.500%, 01/15/23	480,000	0.0
1,100,000			Northwestern Bell Telephone, 7.750%, 05/01/30	1,195,885	0.1
500,000		#	Sable International Finance Ltd., 8.750%, 02/01/20	567,500	0.0
500,000		#	SBA Communications Corp., 5.625%, 10/01/19	516,250	0.0
500,000		#	SBA Telecommunications, Inc., 5.750%, 07/15/20	521,875	0.0
5,500,000			Sprint Capital Corp., 6.900%, 05/01/19	6,063,750	0.6
7,000,000			Sprint Nextel Corp., 6.000%, 11/15/22	7,227,500	0.7
3,500,000			Sprint Nextel Corp., 6.000%, 12/01/16	3,806,250	0.4
4,000,000			Sprint Nextel Corp., 8.750%, 03/15/32	4,790,000	0.5
1,000,000			Syniverse Holdings, Inc., 9.125%, 01/15/19	1,102,500	0.1
600,000			Telesat Canada / Telesat, LLC, 12.500%, 11/01/17	643,500	0.1
500,000			TW Telecom Holdings, Inc., 8.000%, 03/01/18	547,500	0.0
EUR	2,500,000		UPC Holding BV, 6.375%, 09/15/22	3,190,278	0.3
CHF	1,000,000	#	UPC Holding BV, 6.750%, 03/15/23	1,058,675	0.1
EUR	1,000,000	#	UPC Holding BV, 6.750%, 03/15/23	1,275,445	0.1
1,000,000		#	UPCB Finance V Ltd., 7.250%, 11/15/21	1,110,000	0.1
1,000,000		#	UPCB Finance VI Ltd., 6.875%, 01/15/22	1,092,500	0.1
1,000,000		#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21	1,122,500	0.1
1,000,000		#	VimpelCom Holdings BV, 7.504%, 03/01/22	1,115,300	0.1
215,055			Vodafone Group PLC, 6.880%, 08/17/15	213,039	0.0
2,000,000			Vodafone Group PLC, 6.880%, 08/17/15	1,981,250	0.2
3,000,000		#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	3,138,750	0.3
2,000,000		#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	2,130,000	0.2
1,000,000			Windstream Corp., 7.750%, 10/01/21	1,093,750	0.1
2,500,000			Windstream Corp., 7.750%, 10/15/20	2,725,000	0.3
1,000,000			Windstream Corp., 7.875%, 11/01/17	1,147,500	0.1
997,500			Windstream Corp. - TL B4, 3.500%, 01/23/20	1,008,722	0.1
				94,601,498	9.0
			Utilities: 3.4%
2,000,000			AES Corp., 8.000%, 10/15/17	2,362,500	0.2
1,250,000			AES Corp., 7.375%, 07/01/21	1,456,250	0.1
500,000			AES Corp., 8.000%, 06/01/20	595,000	0.1
595,772			AES Red Oak, LLC, 8.540%, 11/30/19	640,455	0.1
3,154,000		#	Calpine Corp., 7.500%, 02/15/21	3,477,285	0.3
886,000		#	Calpine Corp., 7.875%, 01/15/23	987,890	0.1
1,780,000		#	Calpine Corp., 7.875%, 07/31/20	1,958,000	0.2
2,500,000		#	Energy Future Intermediate Holding Co., LLC, 10.000%, 12/01/20	2,825,000	0.3
2,000,000		#	Energy Future Intermediate Holding Co., LLC, 6.875%, 08/15/17	2,115,000	0.2
1,000,000			Energy Future Intermediate Holding Co., LLC, 10.000%, 12/01/20	1,138,750	0.1
3,125,000		#	Intergen NV, 9.000%, 06/30/17	3,085,937	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	$563,750	0.1
2,250,000	#	NRG Energy, Inc., 6.625%, 03/15/23	2,396,250	0.2
2,000,000		NRG Energy, Inc., 7.625%, 01/15/18	2,285,000	0.2
500,000		NRG Energy, Inc., 7.875%, 05/15/21	558,750	0.1
4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	4,535,000	0.4
2,084,000	#	NSG Holdings, LLC, 7.750%, 12/15/25	2,198,620	0.2
2,313,634	#	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,478,481	0.2
			35,657,918	3.4
		Total Corporate Bonds/Notes
		(Cost $902,933,865)	977,754,990	93.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.2%
71,764		American Home Mortgage Assets, 0.394%, 05/25/46	49,709	0.0
26,135		American Home Mortgage Investment Trust, 1.947%, 09/25/45	25,221	0.0
48,959		Bear Stearns Adjustable Rate Mortgage Trust, 3.019%, 05/25/47	40,082	0.0
489,324		Countrywide Home Loan Mortgage Pass Through Trust, 0.544%, 03/25/36	224,088	0.0
171,409		Countrywide Alternative Loan Trust, 0.398%, 12/20/46	110,456	0.0
18,489		Countrywide Alternative Loan Trust, 0.464%, 07/25/35	14,609	0.0
363,604		Countrywide Alternative Loan Trust, 5.411%, 11/25/35	271,110	0.1
172,920		Countrywide Alternative Loan Trust, 6.000%, 11/25/36	126,610	0.0
56,278		Countrywide Alternative Loan Trust, 6.500%, 11/25/37	47,255	0.0
446,067		Greenpoint Mortgage Funding Trust, 0.524%, 09/25/46	118,420	0.0
40,233		GSR Mortgage Loan Trust, 2.776%, 01/25/36	36,448	0.0
52,625		Harborview Mortgage Loan Trust, 0.383%, 07/19/46	34,312	0.0
321,624		Harborview Mortgage Loan Trust, 3.390%, 08/19/36	228,966	0.0
209,120		JPMorgan Mortgage Trust, 4.585%, 04/25/35	210,659	0.0
52,384		Luminent Mortgage Trust, 0.374%, 12/25/36	38,398	0.0
29,037		MASTR Adjustable Rate Mortgages Trust, 0.414%, 04/25/46	21,095	0.0
39,574		Merrill Lynch Mortgage-Backed Securities, 4.994%, 04/25/37	33,112	0.0
355,238		Structured Adjustable Rate Mortgage Loan Trust, 5.500%, 02/25/36	304,158	0.1
50,089		Washington Mutual Mortgage Pass-through Certificates, 2.638%, 02/25/37	42,922	0.0
48,808		Washington Mutual Mortgage Pass-through Certificates, 4.684%, 05/25/37	40,558	0.0
		Total Collateralized Mortgage Obligations
		(Cost $2,194,598)	2,018,188	0.2
MUNICIPAL BONDS: 0.0%
		Puerto Rico: 0.0%
1,600,000		Puerto Rico Sales Tax Financing Corp., 08/01/54	127,984	0.0
		Total Municipal Bonds
		(Cost $179,781)	127,984	0.0
U.S. TREASURY OBLIGATIONS: 6.4%
		U.S. Treasury Notes: 6.4%
16,181,000		0.125%, due 09/30/13	16,183,524	1.5
10,000,000		0.250%, due 10/31/13	10,008,210	1.0
13,698,000		0.250%, due 01/31/14	13,711,383	1.3
24,100,000		0.500%, due 11/15/13	24,159,310	2.3
1,700,000		0.750%, due 12/15/13	1,707,438	0.2
1,500,000		1.750%, due 01/31/14	1,520,157	0.1
		Total U.S. Treasury Obligations
		(Cost $67,254,740)	67,290,022	6.4
ASSET-BACKED SECURITIES: 0.1%
		Home Equity Asset-Backed Securities: 0.0%
255,706		MASTR Asset-Backed Securities Trust, 0.414%, 11/25/36	118,122	0.0
		Other Asset-Backed Securities: 0.1%
1,260,185		Structured Asset Securities Corp., 0.504%, 06/25/35	1,098,611	0.1
		Total Asset-Backed Securities
		(Cost $1,013,322)	1,216,733	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
529	@	The Berry Company, LLC	$22,890	0.0
		Total Common Stock
		(Cost $308,675)	22,890	0.0
		Total Long-Term Investments
		(Cost $973,884,981)	1,048,430,807	100.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		U.S. Treasury Bills: 0.1%
1,498,000		United States Treasury Bill, 02/06/14
		(Cost $1,495,978)	$1,496,448	0.1
		Securities Lending Collateral(cc)(1): 3.3%
1,714,653		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $1,714,683, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $1,748,946, due 05/31/14)	1,714,653	0.1
8,146,842		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $8,147,021, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $8,309,781, due 03/31/13-03/15/53)	8,146,842	0.8
8,146,842		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $8,147,021, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $8,309,779, due 09/01/22-04/01/43)	8,146,842	0.8
8,146,842		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $8,147,021, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,309,781, due 04/25/13-01/01/47)	8,146,842	0.8
8,146,842		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $8,147,038, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $8,309,779, due 07/01/27-04/01/43)	8,146,842	0.8
			34,302,021	3.3
		Total Short-Term Investments
		(Cost $35,797,999)	35,798,469	3.4
		Total Investments in Securities (Cost $1,009,682,980)	$1,084,229,276	103.4
		Liabilities in Excess of Other Assets	(35,544,185)	(3.4)
		Net Assets	$1,048,685,091	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	CAD	Canadian Dollar
	CHF	Swiss Franc
	EUR	EU Euro
	GBP	British Pound

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Cost for federal income tax purposes is $1,010,101,760.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$79,345,104
Gross Unrealized Depreciation	(5,217,588)
Net Unrealized Appreciation	$74,127,516

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$22,890	$22,890
Total Common Stock	—	—	22,890	22,890
Corporate Bonds/Notes	—	977,752,529	2,461	977,754,990
Collateralized Mortgage Obligations	—	2,018,188	—	2,018,188
Municipal Bonds	—	127,984	—	127,984
Short-Term Investments	—	35,798,469	—	35,798,469
U.S. Treasury Obligations	—	67,290,022	—	67,290,022
Asset-Backed Securities	—	1,216,733	—	1,216,733
Total Investments, at fair value	$—	$1,084,203,925	$25,351	$1,084,229,276
Other Financial Instruments+
Swaps	1,885,087	828,607	—	2,713,694
Forward Foreign Currency Contracts	—	687,935	—	687,935
Total Assets	$1,885,087	$1,085,720,467	$25,351	$1,087,630,905
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(63,600)	$—	$(63,600)
Total Liabilities	$—	$(63,600)	$—	$(63,600)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	192,000	Buy	06/17/13	$249,007	$246,250	$(2,757)
Credit Suisse Group AG	Brazilian Real	100,000	Buy	06/04/13	50,472	49,131	(1,341)
UBS Warburg LLC	Brazilian Real	100,000	Buy	04/02/13	48,363	49,487	1,124
							$(2,974)

Barclays Bank PLC	EU Euro	1,000,000	Sell	06/17/13	1,298,910	1,282,554	16,356
Barclays Bank PLC	EU Euro	17,941,000	Sell	06/17/13	23,452,852	23,010,310	442,542
BNP Paribas Bank	Swiss Franc	1,000,000	Sell	05/15/13	1,062,761	1,053,990	8,771
Credit Suisse Group AG	Brazilian Real	100,000	Sell	04/02/13	50,865	49,487	1,378
Deutsche Bank AG	EU Euro	11,470,000	Sell	06/17/13	14,920,291	14,710,900	209,391
HSBC	EU Euro	521,000	Sell	06/17/13	676,584	668,211	8,373
Royal Bank of Scotland	British Pound	6,977,000	Sell	06/12/13	10,549,084	10,597,175	(48,091)
Royal Bank of Scotland	Canadian Dollar	1,003,000	Sell	06/20/13	974,160	985,571	(11,411)
							$627,309

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Centrally Cleared Credit Default Swaps Outstanding on March 31, 2013

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/13 (%) (4)	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	17,520,000	$1,270,235	$2,321,435
CDX.NA.HY.19 Index	Sell	5.000	12/20/17	USD	15,000,000	614,852	377,477
						$1,885,087	$2,698,912

ING PIMCO High Yield Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	1,440,000	$104,647	$2,081	$102,566
Credit Suisse Group AG	CDX.NA.HY.18 Index	Sell	5.000	06/20/17	USD	4,950,000	253,578	(235,125)	488,703
							$358,225	$(233,044)	$591,269

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/13 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group AG	AES Corp.	Sell	5.000	03/20/14	0.385	USD	2,000,000	$90,953	$(188,750)	$279,703
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	0.396	USD	100,000	4,537	(2,718)	7,255
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	0.677	USD	100,000	6,426	(9,000)	15,426
Credit Suisse Group AG	El Paso Corp.	Sell	5.000	12/20/14	0.530	USD	2,500,000	194,099	(75,000)	269,099
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	0.452	USD	2,000,000	135,492	(190,000)	325,492
Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	0.318	USD	225,000	4,258	—	4,258
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	0.312	USD	1,000,000	34,617	(110,000)	144,617
								$470,382	(575,468)	$1,045,850

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Credit contracts	$2,713,694
Foreign exchange contracts	624,335
Total	$3,338,029

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 17.0%
			Consumer Staples: 1.4%
651,000			Kraft Foods, Inc., 6.125%, 02/01/18	$781,949	0.0
1,849,000			Kraft Foods, Inc., 6.125%, 08/23/18	2,252,602	0.1
5,500,000		#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,841,846	0.2
21,500,000		#	President and Fellows of Harvard College, 6.500%, 01/15/39	30,621,827	0.9
1,200,000			Reynolds American, Inc., 7.625%, 06/01/16	1,430,329	0.0
5,000,000			Reynolds Group Issuer, Inc., 6.875%, 02/15/21	5,337,500	0.2
				47,266,053	1.4
			Energy: 1.4%
200,000		#	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	213,804	0.0
1,000,000		#, L	OAO Novatek Via Novatek Finance Ltd., 5.326%, 02/03/16	1,075,250	0.0
1,045,000		#, L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,154,725	0.0
9,000,000			Petrobras International Finance Co., 3.875%, 01/27/16	9,464,130	0.3
21,100,000			Petrobras International Finance Co., 7.875%, 03/15/19	25,789,222	0.8
700,000			TNK-BP Finance SA, 7.500%, 07/18/16	805,560	0.0
1,700,000		#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	2,174,300	0.1
4,000,000			Transocean, Inc., 4.950%, 11/15/15	4,330,620	0.1
2,700,000			White Nights Finance BV for Gazprom, 10.500%, 03/25/14	2,922,126	0.1
				47,929,737	1.4
			Financials: 13.3%
3,100,000			AGFS Funding Co., 5.500%, 05/10/17	3,125,671	0.1
CAD	4,000,000		American International Group, Inc., 4.900%, 06/02/14	4,020,954	0.1
500,000			American International Group, Inc., 5.450%, 05/18/17	574,055	0.0
5,400,000			American International Group, Inc., 5.850%, 01/16/18	6,337,467	0.2
EUR	1,211,000		American International Group, Inc., 6.797%, 11/15/17	1,890,158	0.1
200,000			GMAC, Inc., 6.750%, 12/01/14	215,500	0.0
12,200,000			Ally Financial, Inc., 3.492%, 02/11/14	12,425,578	0.4
500,000			Ally Financial, Inc., 3.680%, 06/20/14	514,060	0.0
600,000			Ally Financial, Inc., 4.500%, 02/11/14	614,250	0.0
100,000			Ally Financial, Inc., 4.625%, 06/26/15	104,685	0.0
5,100,000			Ally Financial, Inc., 5.500%, 02/15/17	5,542,935	0.2
1,000,000			Ally Financial, Inc., 7.500%, 12/31/13	1,045,000	0.0
3,600,000			Ally Financial, Inc., 7.500%, 09/15/20	4,405,500	0.1
14,000,000			Ally Financial, Inc., 8.300%, 02/12/15	15,575,000	0.5
3,900,000			American Express Co., 7.000%, 03/19/18	4,877,274	0.1
2,700,000			American Express Credit Corp., 5.875%, 05/02/13	2,712,528	0.1
5,900,000			American Express Credit Corp., 7.300%, 08/20/13	6,051,677	0.2
4,800,000		#	ANZ New Zealand Int’l Ltd., 6.200%, 07/19/13	4,885,138	0.1
5,000,000		#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	5,066,785	0.1
EUR	5,000,000		Autonomous Community of Madrid Spain, 5.750%, 02/01/18	6,633,595	0.2
7,000,000		#	Banco Santander Brazil SA/Cayman Islands, 2.380%, 03/18/14	7,019,215	0.2
23,500,000			Bank of America Corp., 6.500%, 08/01/16	27,087,604	0.8
13,600,000			Bank of America NA, 0.560%, 06/15/16	13,245,897	0.4
1,200,000		#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,351,625	0.0
2,300,000		#	Bank of Montreal, 2.850%, 06/09/15	2,416,516	0.1
200,000		#	Bank of Nova Scotia, 1.950%, 01/30/17	208,316	0.0
500,000			Barclays Bank PLC, 2.375%, 01/13/14	506,792	0.0
400,000			Barclays Bank PLC, 5.200%, 07/10/14	421,808	0.0
GBP	4,700,000		Barclays Bank PLC, 14.000%, 11/29/49	9,657,949	0.3
1,400,000		#	BBVA, 4.500%, 03/10/16	1,494,500	0.0
2,700,000		#	BBVA, 6.500%, 03/10/21	3,078,000	0.1
8,900,000			BNP Paribas, 1.179%, 01/10/14	8,941,492	0.3
5,990,000		#, L	BNP Paribas, 5.186%, 06/29/49	5,780,350	0.2
1,000,000		#	BPCE S.A., 2.375%, 10/04/13	1,010,361	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
900,000		#	CIT Group, Inc., 5.250%, 04/01/14	$937,125	0.0
18,300,000			Citigroup, Inc., 5.500%, 04/11/13	18,327,195	0.5
2,000,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,691,658	0.1
1,700,000			Eksportfinans ASA, 5.500%, 05/25/16	1,767,330	0.0
1,900,000			Export-Import Bank of Korea, 5.125%, 06/29/20	2,194,371	0.1
19,200,000			Export-Import Bank of Korea, 5.875%, 01/14/15	20,860,262	0.6
4,100,000			Ford Motor Credit Co., LLC, 7.000%, 04/15/15	4,534,358	0.1
1,700,000			Ford Motor Credit Co., LLC, 8.000%, 12/15/16	2,042,560	0.1
1,900,000			Ford Motor Credit Co., LLC, 8.700%, 10/01/14	2,108,341	0.1
2,300,000		#	International Lease Finance Corp., 6.750%, 09/01/16	2,610,500	0.1
4,800,000		#	Intesa Sanpaolo SpA, 2.688%, 02/24/14	4,828,838	0.1
5,700,000			Intesa Sanpaolo SpA, 3.125%, 01/15/16	5,576,105	0.2
EUR	1,900,000		JPMorgan Chase & Co., 0.465%, 09/26/13	2,438,124	0.1
1,300,000			JPMorgan Chase & Co., 3.150%, 07/05/16	1,379,570	0.0
EUR	6,600,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	8,513,113	0.2
GBP	3,300,000	L	LBG Capital No.1 PLC, 7.588%, 05/12/20	5,177,169	0.1
GBP	4,100,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	6,563,077	0.2
GBP	4,800,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	7,533,162	0.2
GBP	2,700,000	L	Llyods, 7.867%, 12/17/19	4,266,634	0.1
EUR	1,300,000		Llyods, 8.875%, 02/07/20	1,815,721	0.1
GBP	1,300,000	L	Llyods, 15.000%, 12/21/19	2,844,462	0.1
200,000			Merrill Lynch & Co., Inc., 6.500%, 07/15/18	238,045	0.0
12,100,000			Merrill Lynch & Co., Inc., 6.875%, 11/15/18	14,878,910	0.4
8,600,000			Merrill Lynch & Co., Inc., 6.875%, 04/25/18	10,396,291	0.3
6,700,000			Morgan Stanley, 1.281%, 04/29/13	6,703,345	0.2
2,000,000			Morgan Stanley, 5.950%, 12/28/17	2,318,896	0.1
1,600,000			Morgan Stanley, 6.250%, 08/28/17	1,864,610	0.1
7,800,000		#, L	National Australia Bank Ltd., 1.025%, 04/11/14	7,857,876	0.2
4,000,000		#	National Australia Bank Ltd., 5.350%, 06/12/13	4,039,428	0.1
DKK	37,982,418		Nykredit Realkredit A/S, 1.319%, 10/01/38	6,709,810	0.2
DKK	11,469,963		Nykredit Realkredit A/S, 1.319%, 04/01/38	2,013,416	0.1
2,000,000		#	Pricoa Global Funding I, 0.483%, 09/27/13	2,001,048	0.1
3,300,000			Principal Life Income Funding Trusts, 5.300%, 04/24/13	3,310,136	0.1
12,000,000		#	RCI Banque SA, 2.175%, 04/11/14	11,999,412	0.3
DKK	11,338,960		Realkredit Danmark A/S, 1.360%, 01/01/38	2,007,965	0.0
DKK	37,843,010		Realkredit Danmark A/S, 1.360%, 01/01/38	6,662,410	0.2
3,900,000		#, L	Royal Bank of Scotland PLC, 6.990%, 10/29/49	3,763,500	0.1
2,000,000			SLM Corp., 5.000%, 10/01/13	2,040,000	0.1
19,400,000			SLM Corp., 8.000%, 03/25/20	22,576,750	0.7
500,000			SLM Corp., 8.450%, 06/15/18	595,000	0.0
4,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	4,055,000	0.1
30,200,000		#	SSIF Nevada L.P., 1.005%, 04/14/14	30,388,237	0.9
3,100,000		#	State Bank of India/London, 4.500%, 07/27/15	3,267,651	0.1
2,200,000		#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,219,345	0.1
2,700,000		#	Temasek Financial I Ltd., 4.300%, 10/25/19	3,083,929	0.1
2,500,000			Vesey Street Investment Trust I, 4.404%, 09/01/16	2,719,955	0.1
5,715,000			Wachovia Corp., 0.642%, 10/28/15	5,681,773	0.2
3,000,000		#	Westpac Banking Corp., 0.784%, 07/16/14	3,012,003	0.1
10,100,000		#	Westpac Banking Corp., 3.585%, 08/14/14	10,519,988	0.3
				454,772,639	13.3
			Health Care: 0.5%
12,700,000			Amgen, Inc., 6.150%, 06/01/18	15,466,809	0.5

			Industrials: 0.0%
1,500,000			Goodrich Corp., 6.290%, 07/01/16	1,727,896	0.0
101,441		±	United Air Lines, Inc., 9.350%, 04/07/16	30,813	0.0
				1,758,709	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Materials: 0.2%
1,100,000		#	Braskem Finance Ltd., 5.750%, 04/15/21	$1,158,850	0.0
4,200,000		#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	5,307,620	0.2
				6,466,470	0.2
			Telecommunication Services: 0.1%
200,000		#	Qtel International Finance Ltd., 3.375%, 10/14/16	211,200	0.0
300,000		#	Qtel International Finance Ltd., 4.750%, 02/16/21	335,250	0.0
2,500,000			Verizon Communications, Inc., 5.250%, 04/15/13	2,504,701	0.1
				3,051,151	0.1
			Utilities: 0.1%
3,700,000		#, L	EDF SA, 5.500%, 01/26/14	3,843,719	0.1
600,000		#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	699,336	0.0
				4,543,055	0.1
			Total Corporate Bonds/Notes
			(Cost $539,301,267)	581,254,623	17.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.3%
1,160,887			American Home Mortgage Investment Trust, 2.457%, 02/25/45	1,140,474	0.0
3,500,000			Banc of America Commercial Mortgage, Inc., 5.728%, 05/10/45	3,951,183	0.1
1,489,691			Banc of America Funding Corp., 2.631%, 05/25/35	1,530,805	0.1
2,352,841		#	Banc of America Large Loan, Inc., 2.503%, 11/15/15	2,371,917	0.1
158,545			Banc of America Mortgage Securities, Inc., 3.123%, 07/25/33	161,352	0.0
7,399,958		#	BCAP, LLC Trust, 5.250%, 08/26/37	7,868,516	0.2
4,015,757			Bear Stearns Adjustable Rate Mortgage Trust, 2.470%, 10/25/35	3,896,252	0.1
133,443			Bear Stearns Adjustable Rate Mortgage Trust, 3.124%, 01/25/34	134,615	0.0
1,194,808			Bear Stearns Alternative-A Trust, 2.768%, 05/25/35	1,093,543	0.0
3,012,050			Bear Stearns Alternative-A Trust, 2.870%, 11/25/36	2,120,513	0.1
975,846			Bear Stearns Alternative-A Trust, 2.926%, 09/25/35	825,646	0.0
1,758,787			Bear Stearns Alternative-A Trust, 2.932%, 11/25/36	1,199,978	0.0
1,200,000			Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	1,385,260	0.0
4,350,179			Chase Mortgage Finance Corp., 5.159%, 12/25/35	4,280,726	0.1
2,095,996			Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	2,130,957	0.1
613,190			Citigroup Mortgage Loan Trust, Inc., 2.550%, 10/25/35	580,794	0.0
11,253,763			Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	11,489,794	0.3
3,031,330		^	Countrywide Alternative Loan Trust, 4.796%, 05/25/35	454,530	0.0
569,977			Countrywide Home Loan Mortgage Pass-through Trust, 0.524%, 03/25/35	457,698	0.0
2,179,635		#	Countrywide Home Loan Mortgage Pass-through Trust, 0.544%, 06/25/35	1,970,606	0.1
10,700,000			Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	12,421,662	0.4
479,794			Downey Savings & Loan Association Mortgage Loan Trust, 2.512%, 07/19/44	482,071	0.0
EUR	207,224		European Loan Conduit, 0.376%, 05/15/19	253,014	0.0
460,438			Federal Housing Administration, 8.175%, 03/01/27	453,364	0.0
598,047			First Horizon Alternative Mortgage Securities, 2.385%, 03/25/35	476,162	0.0
36,231,129		^	First Horizon Alternative Mortgage Securities, 4.496%, 01/25/36	4,547,492	0.1
3,213,922			First Horizon Alternative Mortgage Securities, 5.162%, 02/25/36	3,176,584	0.1
EUR	27,798,300		German Residential Asset Note Distributor PLC, 1.611%, 01/20/21	35,681,469	1.1
577,289			GMAC Mortgage Corp. Loan Trust, 3.642%, 11/19/35	555,701	0.0
4			Greenpoint Mortgage Funding Trust, 0.284%, 01/25/47	4	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
200,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	$211,340	0.0
1,900,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,173,438	0.1
1,600,678		GSR Mortgage Loan Trust, 2.662%, 09/25/35	1,653,486	0.1
8,120		GSR Mortgage Loan Trust, 6.000%, 03/25/32	8,519	0.0
3,319,794		Harborview Mortgage Loan Trust, 0.393%, 01/19/38	2,649,246	0.1
3,097,296		Harborview Mortgage Loan Trust, 0.443%, 03/19/36	2,072,403	0.1
17,409,650		Homebanc Mortgage Trust, 0.444%, 07/25/35	15,944,636	0.5
96,479		JP Morgan Mortgage Trust, 5.750%, 01/25/36	91,151	0.0
600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	685,577	0.0
1,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	1,521,003	0.0
1,194,559		Merrill Lynch Mortgage Investors, Inc., 0.414%, 02/25/36	1,066,610	0.0
3,100,000		Merrill Lynch Mortgage Investors, Inc., 0.584%, 08/25/35	2,655,274	0.1
8,870,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	10,082,307	0.3
2,700,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	3,080,952	0.1
12,900,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.936%, 08/12/49	15,092,716	0.4
229,071		MLCC Mortgage Investors, Inc., 0.454%, 11/25/35	219,095	0.0
3,900,000		Morgan Stanley Capital I, 5.889%, 06/11/49	4,556,046	0.1
1,400,000	#	Morgan Stanley Reremic Trust, 5.787%, 08/12/45	1,616,691	0.1
48,047	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	48,207	0.0
3,781,395	#	RBSSP Resecuritization Trust, 0.454%, 02/26/37	3,234,188	0.1
198,544		Residential Accredit Loans, Inc., 0.604%, 03/25/33	192,395	0.0
890,013		Residential Accredit Loans, Inc., 1.537%, 09/25/45	718,873	0.0
84,816		Residential Asset Securitization Trust, 0.604%, 05/25/33	81,796	0.0
76,143		Sequoia Mortgage Trust, 0.553%, 07/20/33	75,388	0.0
2,600,000		SLM Student Loan Trust, 0.801%, 10/25/17	2,618,519	0.1
15,237,422		SLM Student Loan Trust, 1.801%, 04/25/23	15,868,419	0.5
1,000,000	#	SLM Student Loan Trust, 2.853%, 12/16/19	1,027,543	0.0
4,346,492		Structured Adjustable Rate Mortgage Loan Trust, 2.654%, 04/25/35	4,076,327	0.1
2,866,985		Structured Asset Mortgage Investments, Inc., 0.424%, 05/25/36	1,950,887	0.1
1,251,575		Structured Asset Mortgage Investments, Inc., 0.453%, 07/19/35	1,185,577	0.0
52,646		WaMu Mortgage Pass Through Certificates, 1.577%, 06/25/42	50,903	0.0
175,823		WaMu Mortgage Pass Through Certificates, 2.462%, 10/25/46	157,798	0.0
60,314		Washington Mutual Mortgage Pass-through Certificates, 1.577%, 08/25/42	58,003	0.0
2,737,618		Washington Mutual Mortgage Pass-through Certificates, 2.462%, 08/25/46	2,559,594	0.1
5,885,394		Wells Fargo Mortgage Backed Securities Trust, 2.641%, 03/25/36	5,700,125	0.2
151,774		Wells Fargo Mortgage-Backed Securities Trust, 2.745%, 10/25/33	153,072	0.0
		Consumer Discretionary: 0.1%
3,036,245	#	BCAP, LLC Trust, 5.250%, 02/26/36	2,863,979	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal Home Loan Mortgage Corporation: 0.0%
1,594,881	Freddie Mac, 1.575%, 07/25/44	$1,635,697	0.0
	Total Collateralized Mortgage Obligations
	(Cost $199,992,468)	216,730,462	6.3
MUNICIPAL BONDS: 4.4%
	Alaska: 0.2%
6,000,000	Northern Tobacco Securitization Corp., 5.000%, 06/01/46	5,328,180	0.2

	California: 1.7%
1,200,000	California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,418,928	0.1
4,200,000	California State Public Works Board, 7.804%, 03/01/35	4,925,760	0.2
2,000,000	California State University, 6.484%, 11/01/41	2,291,380	0.1
600,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	785,844	0.0
800,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	1,062,256	0.0
6,700,000	Los Angeles Unified School District, 4.500%, 07/01/22	7,603,160	0.2
4,500,000	Bay Area Toll Authority, 7.043%, 04/01/50	6,456,420	0.2
7,700,000	Los Angeles Department of Airports, 6.582%, 05/15/39	9,928,842	0.3
1,200,000	State of California, 5.650%, 04/01/39	1,204,392	0.0
700,000	State of California, 7.500%, 04/01/34	979,853	0.0
1,300,000	State of California, 7.550%, 04/01/39	1,878,240	0.1
2,700,000	State of California, 7.600%, 11/01/40	3,941,946	0.1
1,800,000	Tobacco Securitization Authority of Southern California/CA, 5.125%, 06/01/46	1,583,604	0.1
9,300,000	University of California, 6.270%, 05/15/31	10,743,081	0.3
600,000	University of California, 6.398%, 05/15/31	742,050	0.0
800,000	University of California, 6.548%, 05/15/48	1,056,048	0.0
		56,601,804	1.7
	Illinois: 0.3%
500,000	Chicago Transit Authority, 6.300%, 12/01/21	577,040	0.0
200,000	Chicago Transit Authority, 6.300%, 12/01/21	230,816	0.0
4,300,000	Chicago Transit Authority, 6.899%, 12/01/40	5,311,188	0.2
2,500,000	Chicago Transit Authority, 6.899%, 12/01/40	3,087,900	0.1
570,000	City of Chicago IL, 5.000%, 01/01/35	585,327	0.0
		9,792,271	0.3
	Nebraska: 0.0%
1,500,000	Public Power Generation Agency, 7.242%, 01/01/41	1,787,340	0.0

	Nevada: 0.1%
2,300,000	County of Clark NV, 6.820%, 07/01/45	3,223,496	0.1

	New Jersey: 0.5%
8,100,000	New Jersey Economic Development Authority, 1.280%, 06/15/13	8,103,078	0.2
2,945,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,188,585	0.1
4,200,000	New Jersey Transportation Trust Fund Authority, 5.250%, 06/15/36	4,742,934	0.2
		17,034,597	0.5
	New York: 0.7%
5,000,000	Metropolitan Transportation Authority, 5.000%, 11/15/27	5,961,400	0.2
1,000,000	New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,101,510	0.0
5,900,000	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	7,804,933	0.2
5,900,000	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	6,996,456	0.2
1,000,000	New York State Dormitory Authority, 5.000%, 12/15/30	1,170,160	0.1
1,000,000	New York State Dormitory Authority, 5.000%, 03/15/31	1,152,770	0.0
870,000	Tobacco Settlement Financing Corp., 5.875%, 05/15/39	880,875	0.0
		25,068,104	0.7

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		North Carolina: 0.1%
3,000,000		North Carolina Medical Care Commission, 5.000%, 06/01/42	$3,367,920	0.1

		Pennsylvania: 0.2%
2,700,000		Pennsylvania Economic Development Financing Authority, 6.532%, 06/15/39	3,224,583	0.1
4,000,000		University of Pittsburgh, 5.000%, 09/15/28	4,698,480	0.1
			7,923,063	0.2
		Texas: 0.6%
12,900,000		City Public Service Board of San Antonio TX, 5.000%, 02/01/23	16,071,207	0.5
3,400,000		Dallas/Fort Worth International Airport, 5.000%, 11/01/25	3,930,162	0.1
			20,001,369	0.6
		Washington: 0.0%
1,560,000		State of Washington, 12/01/20	1,342,193	0.0
		Total Municipal Bonds
		(Cost $130,817,665)	151,470,337	4.4
ASSET-BACKED SECURITIES: 4.4%
		Home Equity Asset-Backed Securities: 1.4%
27,300,000		Accredited Mortgage Loan Trust 2006-1, 0.484%, 04/25/36	19,089,716	0.5
7,029,276		ACE Securities Corp., 1.104%, 12/25/34	6,154,641	0.2
4,171,695		ACE Securities Corp., 2.004%, 10/25/32	4,096,126	0.1
4,609,633		Asset Backed Securities Corp. Home Equity, 1.448%, 08/15/33	4,396,493	0.1
4,700,000		Bear Stearns Asset Backed Securities Trust, 0.404%, 12/25/36	4,133,410	0.1
5,700,000		Bear Stearns Asset Backed Securities Trust, 0.454%, 04/25/37	2,272,046	0.1
2,330,000		Bear Stearns Asset Backed Securities Trust, 0.634%, 11/25/35	2,105,563	0.1
3,500,000		Home Equity Asset Trust 2005-2, 1.299%, 07/25/35	2,942,338	0.1
141,283		MASTR Asset-Backed Securities Trust, 0.254%, 11/25/36	63,440	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 0.814%, 03/25/35	2,080,932	0.1
227,108		New Century Home Equity Loan Trust, 0.464%, 06/25/35	226,302	0.0
150,279		Renaissance Home Equity Loan Trust, 0.644%, 08/25/33	142,772	0.0
94,215		Securitized Asset Backed Receivables, LLC Trust, 0.284%, 11/25/36	33,965	0.0
			47,737,744	1.4
		Other Asset-Backed Securities: 3.0%
15,286,693	#	ACA CLO 2006-1 Ltd., 0.551%, 07/25/18	15,074,162	0.4
53,698		Bear Stearns Asset Backed Securities Trust, 0.284%, 10/25/36	52,124	0.0
3,268,853		Bear Stearns Asset Backed Securities Trust, 3.014%, 10/25/36	3,189,711	0.1
73,575		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.944%, 10/25/32	68,163	0.0
82,146		Countrywide Asset-Backed Certificates, 0.304%, 05/25/47	81,216	0.0
3,500,000		Countrywide Asset-Backed Certificates, 0.554%, 04/25/36	3,238,701	0.1
17,103		Credit-Based Asset Servicing and Securitization, LLC, 0.264%, 11/25/36	8,545	0.0
4,800,000		First Frankin Mortgage Loan Trust 2005-FF9, 0.564%, 10/25/35	3,989,050	0.1
182,576		GSAMP Trust, 0.274%, 12/25/36	90,670	0.0
12,142,213	#	Halcyon Structured Asset Management Long/Short CLO Ltd., 0.521%, 08/07/21	12,008,369	0.4
3,487,063		Lehman XS Trust, 0.604%, 10/25/35	3,267,482	0.1
13,342,629	#	Pacifica CDO Ltd., 0.561%, 01/26/20	13,197,075	0.4
2,500,000		Park Place Securities, Inc., 0.924%, 03/25/35	2,126,996	0.1
337,835		Securitized Asset Backed Receivables, LLC Trust, 0.264%, 12/25/36	103,939	0.0
12,646,690		Small Business Administration, 5.160%, 02/01/28	14,450,257	0.4
1,183,553		Small Business Administration, 5.290%, 12/01/27	1,347,961	0.0
7,951,753		Small Business Administration, 5.471%, 03/10/18	8,758,655	0.3
7,834,233		Small Business Administration, 5.490%, 03/01/28	9,058,374	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Other Asset-Backed Securities (continued)
6,430,544			Small Business Administration, 5.902%, 02/10/18	$7,105,894	0.2
4,628,165			Soundview Home Equity Loan Trust, 0.344%, 12/25/36	4,524,309	0.1
162,882			Specialty Underwriting & Residential Finance, 0.264%, 01/25/38	158,224	0.0
941,939			Structured Asset Investment Loan Trust 2005-3, 0.774%, 04/25/35	914,363	0.0
				102,814,240	3.0
			Total Asset-Backed Securities
			(Cost $141,807,974)	150,551,984	4.4
U.S. TREASURY OBLIGATIONS: 37.6%
			Treasury Inflation Indexed Protected Securities: 9.2%
3,447,158			0.125%, due 04/15/17	3,720,776	0.1
3,561,005			0.125%, due 01/15/22	3,880,384	0.1
17,924,702			0.125%, due 07/15/22	19,564,525	0.6
1,634,752			0.625%, due 07/15/21	1,872,813	0.1
27,644,160			0.625%, due 02/15/43	27,875,238	0.8
5,052,960			1.125%, due 01/15/21	5,965,257	0.2
5,913,152			1.250%, due 07/15/20	7,072,686	0.2
2,023,310			1.375%, due 01/15/20	2,413,271	0.1
62,435,128			1.750%, due 01/15/28	79,580,376	2.3
2,372,700			1.875%, due 07/15/19	2,908,596	0.1
22,624,485			2.000%, due 01/15/26	29,521,423	0.9
1,394,341			2.125%, due 01/15/19	1,702,839	0.0
13,927,038			2.375%, due 01/15/25	18,738,398	0.5
61,205,840			2.375%, due 01/15/27	83,512,492	2.4
13,299,868			2.500%, due 01/15/29	18,634,365	0.5
3,417,048			3.625%, due 04/15/28	5,350,082	0.2
1,821,027			3.875%, due 04/15/29	2,966,852	0.1
				315,280,373	9.2
			U.S. Treasury Bonds: 1.2%
2,300,000			1.750%, due 05/15/22	2,308,984	0.1
30,100,000			2.000%, due 02/15/23	30,509,179	0.9
6,000,000			3.625%, due 02/15/20	6,977,814	0.2
				39,795,977	1.2
			U.S. Treasury Notes: 27.2%
19,700,000			1.125%, due 05/31/19	19,815,442	0.6
27,000,000			0.250%, due 12/15/15	26,947,269	0.8
281,000,000			0.375%, due 11/15/15	281,483,039	8.2
20,300,000			0.375%, due 01/15/16	20,325,375	0.6
64,100,000			0.750%, due 10/31/17	64,315,376	1.9
40,800,000			0.750%, due 12/31/17	40,879,682	1.2
121,300,000			0.750%, due 02/28/18	121,347,428	3.6
16,900,000			0.750%, due 03/31/18	16,889,438	0.5
25,700,000			0.875%, due 07/31/19	25,388,799	0.7
47,000,000			1.000%, due 06/30/19	46,849,459	1.4
35,100,000			1.000%, due 08/31/19	34,888,873	1.0
36,600,000			1.000%, due 09/30/19	36,356,976	1.1
55,300,000			1.000%, due 11/30/19	54,781,563	1.6
400,000			1.125%, due 12/31/19	398,938	0.0
17,500,000			1.250%, due 02/29/20	17,545,115	0.5
500,000			1.375%, due 01/31/20	506,172	0.0
99,800,000			1.500%, due 08/31/18	103,246,194	3.0
6,600,000			1.625%, due 08/15/22	6,521,110	0.2
2,300,000			2.625%, due 04/30/18	2,512,391	0.1
2,900,000			2.875%, due 03/31/18	3,202,461	0.1
3,400,000			3.375%, due 11/15/19	3,895,125	0.1
				928,096,225	27.2
			Total U.S. Treasury Obligations
			(Cost $1,251,930,885)	1,283,172,575	37.6
FOREIGN GOVERNMENT BONDS: 11.8%
EUR	1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,529,893	0.0
BRL	69,907,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	35,875,403	1.1
BRL	1,238,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	628,203	0.0
BRL	792,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	399,760	0.0
1,500,000			Eksportfinans ASA, 5.500%, 06/26/17	1,557,547	0.0
EUR	1,588,864		Italy Buoni Poliennali Del Tesoro, 1.700%, 09/15/18	1,965,530	0.1
EUR	1,170,631		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	1,395,298	0.0
EUR	7,300,000		Italy Buoni Poliennali Del Tesoro, 2.500%, 03/01/15	9,431,852	0.3
EUR	100,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 04/15/15	130,223	0.0
EUR	25,700,000		Italy Buoni Poliennali Del Tesoro, 3.500%, 11/01/17	32,997,216	1.0
EUR	4,800,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 04/15/16	6,352,438	0.2
EUR	900,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/15	1,187,838	0.0
EUR	6,500,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/16	8,580,972	0.3
EUR	17,900,000		Italy Buoni Poliennali Del Tesoro, 4.000%, 02/01/17	23,672,917	0.7
EUR	900,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 07/01/14	1,189,131	0.0
EUR	900,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 08/01/14	1,193,098	0.0
EUR	9,700,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 07/15/15	12,994,770	0.4
EUR	13,600,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 05/01/17	18,342,009	0.5
EUR	14,400,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 06/01/17	19,423,535	0.6

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
EUR	13,500,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 09/15/16	$18,350,254	0.5
EUR	4,000,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 08/01/17	5,508,235	0.2
EUR	6,800,000		Italy Buoni Poliennali Del Tesoro, 6.000%, 11/15/14	9,289,027	0.3
EUR	1,300,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 1.440%, 05/30/14	1,638,581	0.1
EUR	10,000,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 09/30/14	12,478,208	0.4
1,100,000		#	Korea Housing Finance Corp., 4.125%, 12/15/15	1,187,485	0.0
MXN	26,200,000		Mexican Bonos, 6.250%, 06/16/16	2,238,499	0.1
MXN	26,700,000		Mexican Bonos, 6.000%, 06/18/15	2,245,870	0.1
MXN	155,600,000		Mexican Bonos, 10.000%, 12/05/24	18,146,537	0.5
14,900,000			Petroleos Mexicanos, 8.000%, 05/03/19	19,146,500	0.6
CAD	200,000		Province of British Columbia Canada, 4.300%, 06/18/42	226,683	0.0
400,000			Province of Ontario Canada, 1.650%, 09/27/19	400,451	0.0
CAD	600,000		Province of Ontario Canada, 2.850%, 06/02/23	592,859	0.0
CAD	17,600,000		Province of Ontario Canada, 3.150%, 06/02/22	18,018,062	0.5
1,700,000			Province of Ontario Canada, 3.000%, 07/16/18	1,848,356	0.1
CAD	600,000		Province of Ontario Canada, 4.200%, 03/08/18	655,449	0.0
CAD	12,600,000		Province of Ontario Canada, 4.200%, 06/02/20	13,945,646	0.4
CAD	2,700,000		Province of Ontario Canada, 4.300%, 03/08/17	2,925,095	0.1
800,000			Province of Ontario Canada, 4.400%, 04/14/20	936,319	0.0
CAD	4,200,000		Province of Ontario Canada, 4.400%, 06/02/19	4,674,637	0.1
CAD	10,300,000		Province of Ontario Canada, 4.000%, 06/02/21	11,271,953	0.3
CAD	2,000,000		Province of Ontario Canada, 4.600%, 06/02/39	2,319,279	0.1
CAD	1,200,000		Province of Ontario Canada, 5.500%, 06/02/18	1,386,216	0.0
CAD	7,200,000		Province of Ontario Canada, 6.500%, 03/08/29	9,899,690	0.3
2,400,000			Province of Quebec Canada, 2.750%, 08/25/21	2,497,910	0.1
CAD	18,300,000		Province of Quebec Canada, 3.500%, 12/01/22	19,081,468	0.6
1,000,000			Province of Quebec Canada, 3.500%, 07/29/20	1,109,954	0.0
CAD	300,000		Province of Quebec Canada, 3.000%, 09/01/23	297,499	0.0
CAD	7,600,000		Province of Quebec Canada, 4.250%, 12/01/21	8,414,352	0.3
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/16	217,308	0.0
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/17	220,288	0.0
CAD	1,000,000		Province of Quebec Canada, 4.500%, 12/01/18	1,113,009	0.0
CAD	700,000		Province of Quebec Canada, 4.500%, 12/01/20	787,327	0.0
EUR	7,300,000		Spain Government Bond, 3.150%, 01/31/16	9,415,121	0.3
EUR	900,000		Spain Government Bond, 3.000%, 04/30/15	1,167,010	0.0
EUR	4,600,000		Spain Government Bond, 3.750%, 10/31/15	6,023,304	0.2
EUR	1,200,000		Spain Government Bond, 3.800%, 01/31/17	1,558,231	0.1
EUR	5,300,000		Spain Government Bond, 4.250%, 10/31/16	6,991,391	0.2
EUR	2,100,000		Spain Government Bond, 4.400%, 01/31/15	2,799,300	0.1
EUR	400,000		Spain Government Bond, 4.000%, 07/30/15	528,970	0.0
1,200,000		#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,305,360	0.0
800,000		#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	861,920	0.0
			Total Foreign Government Bonds
			(Cost $392,769,192)	402,567,246	11.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.5%
			Federal Home Loan Mortgage Corporation: 8.3%##
36,483			0.553%, due 12/15/29	36,555	0.0
112,600,000			0.750%, due 01/12/18	112,096,115	3.3
900,000			0.875%, due 03/07/18	899,737	0.0
11,800,000			1.000%, due 03/08/17	11,959,595	0.4
21,600,000			1.000%, due 06/29/17	21,883,457	0.7

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
14,600,000		1.000%, due 07/28/17	$14,758,235	0.5
14,700,000		1.000%, due 09/29/17	14,825,420	0.5
21,800,000		1.250%, due 05/12/17	22,308,768	0.7
5,400,000		1.250%, due 08/01/19	5,387,596	0.2
7,700,000		1.250%, due 10/02/19	7,664,765	0.2
827,590		1.375%, due 10/25/44	826,190	0.0
24,367		2.337%, due 06/01/24	26,000	0.0
2,700,000		2.375%, due 01/13/22	2,817,742	0.1
40,127		2.375%, due 11/01/31	42,868	0.0
274,600		2.456%, due 09/01/35	291,653	0.0
839,073		2.594%, due 01/01/29	902,673	0.0
3,001,479		2.734%, due 06/01/35	3,211,758	0.1
58,628		3.500%, due 07/15/32	60,533	0.0
800,000		3.750%, due 03/27/19	918,949	0.0
106,740		4.500%, due 06/01/39	114,224	0.0
518,545		4.500%, due 10/01/39	554,903	0.0
12,962,817		4.500%, due 05/01/40	13,879,802	0.4
131,264		4.500%, due 09/01/40	140,550	0.0
81,050		4.500%, due 03/01/41	88,556	0.0
3,304,809		4.500%, due 09/01/41	3,543,237	0.1
1,236,268		4.500%, due 09/01/41	1,325,459	0.1
1,400,000		5.000%, due 02/16/17	1,633,649	0.1
130,787		5.336%, due 03/01/35	141,484	0.0
14,280		5.500%, due 02/01/14	15,470	0.0
500,000		5.500%, due 08/23/17	603,270	0.0
28,540		5.500%, due 01/01/19	30,919	0.0
335,792		5.500%, due 09/01/19	363,282	0.0
64,156		5.500%, due 11/01/21	69,504	0.0
257,147		5.500%, due 03/01/23	278,582	0.0
78,850		5.500%, due 03/01/34	86,084	0.0
71,471		5.500%, due 12/01/36	77,619	0.0
437,894		5.500%, due 03/01/37	475,558	0.0
660,335		5.500%, due 05/01/37	715,275	0.0
82,311		5.500%, due 09/01/37	89,390	0.0
480,535		5.500%, due 09/01/37	520,515	0.0
114,207		5.500%, due 10/01/37	123,710	0.0
446,623		5.500%, due 11/01/37	483,782	0.0
383,176		5.500%, due 12/01/37	415,057	0.0
52,171		5.500%, due 01/01/38	57,425	0.0
1,274,197		5.500%, due 02/01/38	1,380,211	0.1
546,099		5.500%, due 03/01/38	591,535	0.0
70,299		5.500%, due 04/01/38	76,148	0.0
349,621		5.500%, due 05/01/38	381,004	0.0
101,259		5.500%, due 05/01/38	109,684	0.0
446,050		5.500%, due 06/01/38	483,162	0.0
1,894,309		5.500%, due 06/01/38	2,051,917	0.1
2,148,444		5.500%, due 07/01/38	2,327,196	0.1
438,806		5.500%, due 08/01/38	475,283	0.0
57,581		5.500%, due 08/01/38	62,372	0.0
495,276		5.500%, due 09/01/38	536,483	0.0
460,305		5.500%, due 10/01/38	498,602	0.0
472,648		5.500%, due 10/01/38	511,973	0.0
65,432		5.500%, due 11/01/38	70,876	0.0
792,202		5.500%, due 11/01/38	858,114	0.0
105,733		5.500%, due 12/01/38	115,323	0.0
318,560		5.500%, due 01/01/39	345,064	0.0
945,995		5.500%, due 03/01/39	1,024,703	0.0
2,000,000	W	5.500%, due 04/15/39	2,166,172	0.1
317,881		5.500%, due 07/01/39	344,328	0.0
69,345		5.500%, due 12/01/39	75,115	0.0
1,211,474		5.500%, due 03/01/40	1,312,269	0.1
418,635		5.500%, due 08/01/40	453,465	0.0
287,375		5.500%, due 08/01/40	311,944	0.0
947,213		5.500%, due 08/01/40	1,026,022	0.0
314,419		6.000%, due 01/01/22	343,379	0.0
376,949		6.000%, due 03/01/22	411,668	0.0
914,712		6.000%, due 10/01/22	998,963	0.0
3,331,175		6.000%, due 09/01/27	3,644,244	0.1
49,321		6.000%, due 05/01/35	55,089	0.0
2,259,538		6.000%, due 12/01/37	2,470,834	0.1
189,519		6.000%, due 12/01/37	207,241	0.0
2,830,735		6.000%, due 01/01/38	3,095,446	0.1
3,358,394		6.000%, due 01/01/38	3,672,448	0.1
348,321		6.000%, due 02/01/38	380,894	0.0
1,000,000	W	6.000%, due 04/01/39	1,091,836	0.0
139,367		6.000%, due 08/01/39	152,182	0.0
15,052		6.000%, due 09/01/39	16,436	0.0
24,393		6.500%, due 07/01/19	26,425	0.0
569,674		6.500%, due 02/25/43	687,831	0.0
33,661		8.250%, due 08/15/21	38,521	0.0
			281,628,317	8.3

		Federal National Mortgage Association: 30.2%##
15,200,000		0.404%, due 10/27/37	15,217,016	0.5
4,000,000		0.500%, due 03/30/16	4,007,588	0.1
54,721		0.704%, due 03/25/17	55,121	0.0
9,700,000		0.875%, due 08/28/17	9,740,013	0.3
21,000,000		0.875%, due 12/20/17	21,016,695	0.6
5,700,000		0.875%, due 02/08/18	5,692,698	0.2
141,254		1.104%, due 04/25/32	143,930	0.0
3,200,000		1.125%, due 04/27/17	3,262,947	0.1
5,500,000		1.250%, due 01/30/17	5,626,781	0.2
93,981		1.378%, due 08/01/42	95,824	0.0
123,762		1.378%, due 08/01/42	125,694	0.0
140,604		1.378%, due 10/01/44	142,755	0.0
1,152,219		1.879%, due 08/01/35	1,210,972	0.1
900,000	^	2.310%, due 08/01/22	906,798	0.0
1,051,797		2.387%, due 10/01/35	1,121,891	0.1
2,656,249		2.492%, due 11/01/34	2,856,799	0.1
(3,000,000)	W	2.500%, due 12/25/26	(3,112,969)	(0.1)
4,850,849		2.500%, due 10/01/27	5,039,394	0.2
1,958,088		2.500%, due 10/01/27	2,034,196	0.1
15,612,987		2.500%, due 11/01/27	16,219,840	0.5
746,403		2.500%, due 11/01/27	775,414	0.0
314,097		2.500%, due 11/01/27	326,502	0.0
1,879,099		2.500%, due 11/01/27	1,952,137	0.1
982,089		2.500%, due 11/01/27	1,020,262	0.0
561,089		2.508%, due 02/01/34	595,797	0.0
9,800,000	^	2.640%, due 06/01/22	10,055,185	0.3
659,593		2.645%, due 10/01/35	703,115	0.0
1,384,614		2.832%, due 10/01/35	1,474,310	0.1
2,100,000	^	2.870%, due 09/01/27	2,024,934	0.1
768,319		2.935%, due 09/01/34	821,405	0.0
2,000,000	W	3.000%, due 10/25/26	2,100,234	0.1
53,000,000	W	3.000%, due 12/25/26	55,739,024	1.6
65,000,000	W	3.000%, due 11/25/42	67,061,715	2.0
9,850,120		3.156%, due 05/01/22	10,661,735	0.3
37,649		3.185%, due 05/01/36	38,993	0.0
293,327		3.330%, due 11/01/21	320,925	0.0
130,000,000	W	3.500%, due 12/25/25	137,840,625	4.1
32,000,000	W	3.500%, due 09/25/41	33,800,000	1.0
22,653		4.000%, due 07/01/18	24,309	0.0
9,328		4.000%, due 06/01/19	10,009	0.0
13,000,000	W	4.000%, due 04/01/24	13,911,524	0.4
1,947,170		4.000%, due 12/01/24	2,085,194	0.1
582,631		4.000%, due 06/01/25	623,748	0.0
13,850		4.000%, due 06/01/25	14,828	0.0
12,500		4.000%, due 08/01/25	13,382	0.0
27,111		4.000%, due 08/01/25	29,025	0.0
11,732		4.000%, due 09/01/25	12,560	0.0
401,101		4.000%, due 01/01/26	429,407	0.0
19,485		4.000%, due 01/01/26	20,860	0.0
3,515		4.000%, due 01/01/26	3,763	0.0
50,779		4.000%, due 02/01/26	54,378	0.0
63,840		4.000%, due 04/01/26	68,366	0.0
18,043		4.000%, due 04/01/26	19,322	0.0
50,563		4.000%, due 05/01/26	54,147	0.0
581,259		4.000%, due 06/01/26	622,461	0.0
140,965		4.000%, due 06/01/26	150,957	0.0
64,125		4.000%, due 06/01/26	68,670	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
471,429		4.000%, due 08/01/26	$504,846	0.0
29,000,000	W	4.000%, due 02/25/39	30,889,533	0.9
35,000,000	W	4.000%, due 04/25/39	37,324,220	1.1
316,974		4.000%, due 12/01/40	338,181	0.0
229,321		4.000%, due 12/01/41	244,735	0.0
336,008		4.472%, due 12/01/36	356,036	0.0
200,186		4.500%, due 11/01/17	213,501	0.0
278,106		4.500%, due 04/01/18	299,994	0.0
2,640		4.500%, due 05/01/18	2,848	0.0
21,791		4.500%, due 06/01/18	23,456	0.0
5,282		4.500%, due 08/01/18	5,697	0.0
791,032		4.500%, due 09/01/18	853,291	0.0
796,231		4.500%, due 12/01/18	858,899	0.0
180,361		4.500%, due 05/01/19	194,444	0.0
349,718		4.500%, due 02/01/20	377,024	0.0
50,901		4.500%, due 09/01/20	54,876	0.0
7,490,620		4.500%, due 03/01/22	8,080,178	0.3
174,382		4.500%, due 11/01/22	187,998	0.0
5,133		4.500%, due 03/01/23	5,526	0.0
16,994		4.500%, due 04/01/23	18,294	0.0
112,184		4.500%, due 05/01/23	120,683	0.0
1,856,309		4.500%, due 05/01/23	1,998,352	0.1
4,754		4.500%, due 06/01/23	5,118	0.0
413,992		4.500%, due 07/01/23	445,670	0.0
669,337		4.500%, due 04/01/24	720,449	0.0
182,914		4.500%, due 04/01/24	196,882	0.0
7,000,000	W	4.500%, due 04/25/24	7,532,383	0.2
49,291		4.500%, due 05/01/24	53,055	0.0
406,022		4.500%, due 05/01/24	437,090	0.0
162,358		4.500%, due 06/01/24	174,756	0.0
223,236		4.500%, due 08/01/24	240,283	0.0
24,578		4.500%, due 09/01/24	26,455	0.0
208,334		4.500%, due 01/01/25	224,243	0.0
261,633		4.500%, due 02/01/25	281,612	0.0
162,656		4.500%, due 03/01/25	175,077	0.0
35,406		4.500%, due 04/01/25	38,110	0.0
148,907		4.500%, due 04/01/25	160,277	0.0
128,012		4.500%, due 04/01/25	137,787	0.0
71,332		4.500%, due 04/01/25	76,779	0.0
288,314		4.500%, due 05/01/25	310,330	0.0
12,089		4.500%, due 06/01/25	13,012	0.0
14,206		4.500%, due 07/01/25	15,293	0.0
1,625,765		4.500%, due 07/01/25	1,749,912	0.1
253,427		4.500%, due 12/01/25	272,780	0.0
923,501		4.500%, due 03/01/26	996,187	0.0
179,571		4.500%, due 05/01/26	193,269	0.0
234,062		4.500%, due 06/01/26	252,338	0.0
196,693		4.500%, due 07/01/26	211,713	0.0
4,771,528		4.500%, due 04/01/29	5,152,108	0.2
66,774		4.500%, due 06/01/29	72,100	0.0
866,132		4.500%, due 06/01/29	935,215	0.0
677,581		4.500%, due 07/01/29	731,625	0.0
15,340		4.500%, due 10/01/29	16,564	0.0
93,197		4.500%, due 06/01/30	100,572	0.0
2,119,536		4.500%, due 10/01/30	2,287,267	0.1
416,222		4.500%, due 05/01/31	450,981	0.0
321,455		4.500%, due 10/01/33	347,497	0.0
134,375		4.500%, due 01/01/34	145,260	0.0
36,886		4.500%, due 07/01/34	39,851	0.0
5,000,000	W	4.500%, due 05/15/35	5,394,531	0.2
155,625		4.500%, due 09/01/35	167,843	0.0
315,976		4.500%, due 11/01/35	341,376	0.0
820,468		4.500%, due 02/01/36	887,447	0.0
7,423,309		4.500%, due 06/01/36	8,004,957	0.3
26,497		4.500%, due 02/01/38	28,560	0.0
2,000,000	W	4.500%, due 04/15/38	2,140,000	0.1
5,696,770		4.500%, due 02/01/39	6,140,466	0.2
93,000,000	W	4.500%, due 04/25/39	100,222,036	3.0
7,563		4.500%, due 05/01/39	8,152	0.0
82,037		4.500%, due 05/01/39	89,926	0.0
195,109		4.500%, due 07/01/39	210,305	0.0
417,203		4.500%, due 08/01/39	449,698	0.0
565,061		4.500%, due 08/01/39	609,071	0.0
855,938		4.500%, due 08/01/39	922,603	0.0
1,961,567		4.500%, due 08/01/39	2,114,345	0.1
1,392,627		4.500%, due 09/01/39	1,501,092	0.1
1,073,765		4.500%, due 10/01/39	1,157,396	0.1
1,409,394		4.500%, due 10/01/39	1,519,166	0.1
794,712		4.500%, due 12/01/39	856,608	0.0
12,284,083		4.500%, due 01/01/40	13,240,835	0.4
3,414,144		4.500%, due 01/01/40	3,680,056	0.1
67,161		4.500%, due 02/01/40	72,391	0.0
617,669		4.500%, due 02/01/40	666,548	0.0
1,366,680		4.500%, due 02/01/40	1,480,708	0.1
6,886,704		4.500%, due 04/01/40	7,431,686	0.2
348,015		4.500%, due 06/01/40	375,555	0.0
824,989		4.500%, due 06/01/40	890,275	0.0
655,986		4.500%, due 06/01/40	707,898	0.0
530,819		4.500%, due 07/01/40	572,825	0.0
632,294		4.500%, due 07/01/40	682,331	0.0
1,028,039		4.500%, due 07/01/40	1,109,393	0.1
218,870		4.500%, due 08/01/40	236,191	0.0
77,217		4.500%, due 08/01/40	84,631	0.0
228,252		4.500%, due 08/01/40	246,315	0.0
180,657		4.500%, due 08/01/40	194,954	0.0
20,938		4.500%, due 08/01/40	22,595	0.0
91,677		4.500%, due 09/01/40	98,932	0.0
1,640,500		4.500%, due 09/01/40	1,770,322	0.1
25,906,415		4.500%, due 09/01/40	27,951,134	0.8
182,735		4.500%, due 09/01/40	197,196	0.0
17,789		4.500%, due 09/01/40	19,196	0.0
138,046		4.500%, due 09/01/40	148,970	0.0
226,456		4.500%, due 09/01/40	244,377	0.0
215,404		4.500%, due 09/01/40	232,450	0.0
597,719		4.500%, due 10/01/40	656,227	0.0
436,893		4.500%, due 10/01/40	471,467	0.0
211,137		4.500%, due 11/01/40	227,845	0.0
30,838		4.500%, due 11/01/40	33,279	0.0
462,044		4.500%, due 11/01/40	498,608	0.0
21,628		4.500%, due 11/01/40	23,339	0.0
23,018		4.500%, due 12/01/40	24,840	0.0
199,487		4.500%, due 12/01/40	215,274	0.0
18,974,854		4.500%, due 12/01/40	20,476,438	0.6
76,281		4.500%, due 12/01/40	82,318	0.0
281,114		4.500%, due 12/01/40	303,360	0.0
291,423		4.500%, due 12/01/40	314,485	0.0
775,219		4.500%, due 12/01/40	836,607	0.0
261,343		4.500%, due 12/01/40	282,025	0.0
11,045,202		4.500%, due 01/01/41	11,905,462	0.4
388,359		4.500%, due 01/01/41	418,607	0.0
289,569		4.500%, due 02/01/41	312,007	0.0
371,767		4.500%, due 02/01/41	401,187	0.0
463,672		4.500%, due 02/01/41	500,365	0.0
225,525		4.500%, due 02/01/41	243,513	0.0
595,859		4.500%, due 02/01/41	643,012	0.0
68,452		4.500%, due 02/01/41	73,911	0.0
491,178		4.500%, due 02/01/41	530,048	0.0
222,083		4.500%, due 02/01/41	239,658	0.0
1,418,245		4.500%, due 03/01/41	1,531,365	0.1
1,098,916		4.500%, due 03/01/41	1,185,880	0.1
1,522,681		4.500%, due 03/01/41	1,644,131	0.1
432,919		4.500%, due 03/01/41	467,449	0.0
210,873		4.500%, due 03/01/41	227,693	0.0
1,157,226		4.500%, due 03/01/41	1,249,527	0.1
587,167		4.500%, due 03/01/41	633,633	0.0
17,464		4.500%, due 03/01/41	18,857	0.0
3,370,759		4.500%, due 04/01/41	3,639,612	0.1
1,250,369		4.500%, due 04/01/41	1,350,099	0.1
294,683		4.500%, due 04/01/41	318,187	0.0
267,123		4.500%, due 04/01/41	288,429	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
1,713,562		4.500%, due 04/01/41	$1,850,236	0.1
105,476		4.500%, due 04/01/41	113,889	0.0
55,063		4.500%, due 04/01/41	59,455	0.0
28,301		4.500%, due 05/01/41	30,558	0.0
200,019		4.500%, due 05/01/41	215,973	0.0
1,649,353		4.500%, due 05/01/41	1,780,906	0.1
2,527,014		4.500%, due 05/01/41	2,728,570	0.1
2,565,570		4.500%, due 05/01/41	2,770,201	0.1
274,599		4.500%, due 05/01/41	296,501	0.0
200,310		4.500%, due 05/01/41	216,287	0.0
10,091,046		4.500%, due 05/01/41	10,905,646	0.3
6,200,084		4.500%, due 05/01/41	6,694,606	0.2
252,407		4.500%, due 06/01/41	272,539	0.0
96,063		4.500%, due 06/01/41	103,725	0.0
8,225,255		4.500%, due 06/01/41	8,881,305	0.3
1,953,278		4.500%, due 06/01/41	2,109,072	0.1
1,892,684		4.500%, due 06/01/41	2,043,646	0.1
426,487		4.500%, due 06/01/41	460,504	0.0
739,751		4.500%, due 06/01/41	798,754	0.0
295,958		4.500%, due 07/01/41	319,564	0.0
388,876		4.500%, due 07/01/41	419,893	0.0
721,344		4.500%, due 07/01/41	778,879	0.0
104,701		4.500%, due 07/01/41	113,052	0.0
8,559,583		4.500%, due 07/01/41	9,242,299	0.3
203,427		4.500%, due 07/01/41	219,653	0.0
376,618		4.500%, due 08/01/41	406,657	0.0
214,930		4.500%, due 08/01/41	232,073	0.0
354,316		4.500%, due 08/01/41	382,577	0.0
132,973		4.500%, due 08/01/41	143,579	0.0
964,368		4.500%, due 08/01/41	1,041,287	0.0
305,642		4.500%, due 10/01/41	330,020	0.0
26,213,494		4.500%, due 11/01/41	28,304,295	0.8
41,189		4.500%, due 11/01/41	44,475	0.0
4,620,201		4.500%, due 12/01/41	4,988,710	0.2
372,236		4.500%, due 01/01/42	405,880	0.0
193,927		4.500%, due 01/01/42	209,395	0.0
47,030		4.500%, due 02/01/42	51,281	0.0
443,192		4.500%, due 04/01/42	481,283	0.0
1,600,000		5.000%, due 02/13/17	1,870,611	0.1
400,000		5.000%, due 05/11/17	470,116	0.0
461,836		5.000%, due 02/01/34	503,310	0.0
962,045		5.000%, due 03/01/34	1,046,416	0.0
2,442,245		5.000%, due 03/01/35	2,656,828	0.1
8,845,282		5.000%, due 07/01/35	9,622,213	0.3
644,001		5.000%, due 08/01/35	699,419	0.0
41,581		5.000%, due 09/01/35	45,315	0.0
1,000,000	W	5.000%, due 04/01/37	1,083,438	0.0
500,000		5.375%, due 06/12/17	596,935	0.0
2,950		5.500%, due 12/01/13	3,181	0.0
6,374		5.500%, due 10/01/14	6,838	0.0
1,994		5.500%, due 10/01/16	2,137	0.0
10,139		5.500%, due 11/01/16	10,869	0.0
329,827		5.500%, due 01/01/18	353,582	0.0
6,546		5.500%, due 03/01/18	7,038	0.0
15,789		5.500%, due 01/01/20	16,976	0.0
12,835		5.500%, due 02/01/21	14,057	0.0
4,971		5.500%, due 12/01/22	5,444	0.0
378,887		5.500%, due 06/01/23	416,700	0.0
627,100		5.500%, due 02/01/24	689,686	0.0
86,577		5.500%, due 01/01/25	94,814	0.0
4,649,411		5.500%, due 05/01/25	5,091,788	0.2
23,440		5.500%, due 08/01/25	25,670	0.0
10,848		5.500%, due 01/01/32	11,959	0.0
152,669		5.500%, due 10/01/33	168,120	0.0
122,894		5.500%, due 10/01/33	135,332	0.0
5,386		5.500%, due 11/01/33	5,932	0.0
50,780		5.500%, due 11/01/33	55,919	0.0
144,943		5.500%, due 11/01/33	159,613	0.0
77,912		5.500%, due 11/01/33	85,797	0.0
106,398		5.500%, due 12/01/33	117,167	0.0
825,586		5.500%, due 12/01/33	909,142	0.0
189,989		5.500%, due 12/01/33	210,625	0.0
1,615,812		5.500%, due 12/01/33	1,779,346	0.1
119,196		5.500%, due 12/01/33	131,259	0.0
7,497		5.500%, due 12/01/33	8,255	0.0
116,898		5.500%, due 01/01/34	128,729	0.0
189,165		5.500%, due 01/01/34	208,724	0.0
73,951		5.500%, due 01/01/34	81,597	0.0
352,448		5.500%, due 11/01/34	388,889	0.0
145,964		5.500%, due 11/01/34	160,669	0.0
164,192		5.500%, due 01/01/35	182,349	0.0
45,070		5.500%, due 01/01/35	49,730	0.0
64,970		5.500%, due 02/01/35	71,281	0.0
10,387,187		5.500%, due 02/01/35	11,461,179	0.4
251,809		5.500%, due 03/01/35	279,160	0.0
12,343		5.500%, due 02/01/36	13,526	0.0
171,364		5.500%, due 04/01/36	187,154	0.0
147,248		5.500%, due 05/01/36	160,816	0.0
6,945,472		5.500%, due 07/01/36	7,663,605	0.2
341,837		5.500%, due 09/01/36	376,433	0.0
72,413		5.500%, due 11/01/36	79,085	0.0
52,250		5.500%, due 11/01/36	57,065	0.0
17,379		5.500%, due 12/01/36	18,980	0.0
115,321		5.500%, due 12/01/36	125,947	0.0
70,256		5.500%, due 12/01/36	76,730	0.0
139,700		5.500%, due 01/01/37	152,573	0.0
685,357		5.500%, due 01/01/37	747,653	0.0
410,674		5.500%, due 01/01/37	448,516	0.0
105,397		5.500%, due 04/01/37	114,977	0.0
114,705		5.500%, due 07/01/37	125,132	0.0
2,548,785		5.500%, due 03/01/38	2,830,638	0.1
5,037,716		5.500%, due 06/01/38	5,495,623	0.2
62,676		5.500%, due 06/01/38	68,451	0.0
7,145,421		5.500%, due 09/01/38	7,794,910	0.2
42,066		5.500%, due 09/01/39	45,942	0.0
17,000,000	W	5.500%, due 04/13/40	18,543,285	0.6
208,854		5.500%, due 05/01/40	230,448	0.0
264,952		5.500%, due 06/01/40	292,347	0.0
109,486		6.000%, due 09/01/21	121,286	0.0
1,147,682		6.000%, due 06/01/22	1,257,561	0.1
121,159		6.000%, due 09/01/22	132,759	0.0
122,933		6.000%, due 10/01/22	134,702	0.0
236,380		6.000%, due 01/01/23	259,011	0.0
7,107		6.000%, due 03/01/24	7,923	0.0
2,614,456		6.000%, due 12/01/26	2,881,920	0.1
2,890,788		6.000%, due 08/01/27	3,196,458	0.1
2,668,244		6.000%, due 09/01/27	2,950,382	0.1
2,922,217		6.000%, due 10/01/27	3,231,211	0.1
5,699,136		6.000%, due 11/01/27	6,301,761	0.2
527,826		6.000%, due 11/01/28	591,143	0.0
2,817		6.000%, due 04/01/31	3,157	0.0
2,669		6.000%, due 01/01/32	2,991	0.0
5,267		6.000%, due 11/01/32	5,929	0.0
257,109		6.000%, due 01/01/33	285,951	0.0
18,957		6.000%, due 09/01/33	21,338	0.0
5,730		6.000%, due 01/01/34	6,449	0.0
5,479		6.000%, due 02/01/34	6,167	0.0
103,935		6.000%, due 05/01/35	114,778	0.0
58,242		6.000%, due 07/01/35	64,318	0.0
47,416		6.000%, due 07/01/35	52,363	0.0
2,018		6.000%, due 10/01/35	2,229	0.0
1,274,649		6.000%, due 12/01/35	1,402,642	0.1
9,991		6.000%, due 12/01/35	11,034	0.0
423,941		6.000%, due 12/01/35	468,172	0.0
371,858		6.000%, due 02/01/36	408,331	0.0
15,721		6.000%, due 02/01/36	17,263	0.0
7,522		6.000%, due 02/01/36	8,260	0.0
292,128		6.000%, due 02/01/36	320,781	0.0
241,276		6.000%, due 03/01/36	264,941	0.0
159,919		6.000%, due 04/01/36	175,605	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
314,853	6.000%, due 04/01/36	$345,735	0.0
156,880	6.000%, due 05/01/36	172,267	0.0
154,489	6.000%, due 05/01/36	169,642	0.0
111,605	6.000%, due 07/01/36	122,552	0.0
46,817	6.000%, due 07/01/36	52,122	0.0
764,462	6.000%, due 07/01/36	844,221	0.0
63,470	6.000%, due 07/01/36	69,695	0.0
3,285	6.000%, due 07/01/36	3,607	0.0
235,867	6.000%, due 08/01/36	259,002	0.0
31,035	6.000%, due 08/01/36	34,078	0.0
337,568	6.000%, due 08/01/36	370,678	0.0
3,730,722	6.000%, due 08/01/36	4,096,643	0.1
32,980	6.000%, due 08/01/36	36,215	0.0
151,108	6.000%, due 09/01/36	165,929	0.0
168,787	6.000%, due 09/01/36	189,581	0.0
56,601	6.000%, due 09/01/36	62,153	0.0
147,144	6.000%, due 09/01/36	161,576	0.0
149,181	6.000%, due 09/01/36	163,813	0.0
29,808	6.000%, due 09/01/36	32,700	0.0
624,134	6.000%, due 10/01/36	685,351	0.0
155,147	6.000%, due 10/01/36	170,364	0.0
81,170	6.000%, due 10/01/36	89,131	0.0
13,795	6.000%, due 10/01/36	15,148	0.0
117,082	6.000%, due 10/01/36	128,565	0.0
140,364	6.000%, due 10/01/36	154,132	0.0
187,380	6.000%, due 11/01/36	205,758	0.0
122,146	6.000%, due 11/01/36	134,126	0.0
68,919	6.000%, due 11/01/36	75,679	0.0
44,167	6.000%, due 11/01/36	48,499	0.0
1,420	6.000%, due 11/01/36	1,573	0.0
471,612	6.000%, due 12/01/36	517,870	0.0
149,532	6.000%, due 12/01/36	164,040	0.0
145,045	6.000%, due 12/01/36	159,272	0.0
177,356	6.000%, due 12/01/36	194,752	0.0
16,623	6.000%, due 12/01/36	18,254	0.0
43,294	6.000%, due 12/01/36	47,540	0.0
88,902	6.000%, due 01/01/37	97,622	0.0
328,292	6.000%, due 01/01/37	360,492	0.0
6,995	6.000%, due 01/01/37	7,696	0.0
414,304	6.000%, due 01/01/37	454,940	0.0
38,937	6.000%, due 01/01/37	42,780	0.0
773,238	6.000%, due 02/01/37	848,113	0.0
163,218	6.000%, due 02/01/37	179,023	0.0
135,393	6.000%, due 02/01/37	148,673	0.0
207,213	6.000%, due 02/01/37	227,279	0.0
88,096	6.000%, due 03/01/37	96,626	0.0
711,257	6.000%, due 03/01/37	780,130	0.0
43,327	6.000%, due 03/01/37	47,522	0.0
7,100	6.000%, due 03/01/37	7,787	0.0
262,198	6.000%, due 04/01/37	287,588	0.0
7,462	6.000%, due 04/01/37	8,193	0.0
7,297	6.000%, due 04/01/37	8,006	0.0
379,387	6.000%, due 04/01/37	416,124	0.0
4,058	6.000%, due 04/01/37	4,471	0.0
63,924	6.000%, due 04/01/37	70,114	0.0
17,184	6.000%, due 04/01/37	18,848	0.0
484,086	6.000%, due 04/01/37	531,566	0.0
164,948	6.000%, due 04/01/37	180,921	0.0
195,318	6.000%, due 04/01/37	214,231	0.0
316,132	6.000%, due 04/01/37	346,745	0.0
1,023,753	6.000%, due 04/01/37	1,122,886	0.1
88,735	6.000%, due 04/01/37	97,328	0.0
14,755	6.000%, due 04/01/37	16,186	0.0
15,057	6.000%, due 04/01/37	16,543	0.0
155,961	6.000%, due 04/01/37	171,064	0.0
11,539	6.000%, due 04/01/37	12,671	0.0
19,874	6.000%, due 04/01/37	21,799	0.0
291,897	6.000%, due 05/01/37	320,162	0.0
55,422	6.000%, due 05/01/37	60,789	0.0
364,979	6.000%, due 05/01/37	401,005	0.0
49,710	6.000%, due 05/01/37	54,524	0.0
404	6.000%, due 05/01/37	443	0.0
178,439	6.000%, due 05/01/37	195,940	0.0
108,672	6.000%, due 05/01/37	119,195	0.0
142,402	6.000%, due 05/01/37	156,191	0.0
192,807	6.000%, due 05/01/37	211,477	0.0
5,961	6.000%, due 05/01/37	6,538	0.0
37,692	6.000%, due 05/01/37	41,341	0.0
345,362	6.000%, due 05/01/37	378,939	0.0
17,489	6.000%, due 06/01/37	19,183	0.0
88,470	6.000%, due 06/01/37	97,037	0.0
99,225	6.000%, due 06/01/37	108,982	0.0
41,805	6.000%, due 06/01/37	45,854	0.0
18,760	6.000%, due 06/01/37	20,577	0.0
47,480	6.000%, due 06/01/37	52,078	0.0
30,747	6.000%, due 06/01/37	33,724	0.0
344,272	6.000%, due 06/01/37	378,039	0.0
72,330	6.000%, due 06/01/37	79,334	0.0
165,067	6.000%, due 06/01/37	181,051	0.0
61,485	6.000%, due 07/01/37	67,548	0.0
131,690	6.000%, due 07/01/37	148,145	0.0
124,075	6.000%, due 07/01/37	136,568	0.0
126,460	6.000%, due 07/01/37	138,706	0.0
73,573	6.000%, due 07/01/37	80,698	0.0
91,005	6.000%, due 07/01/37	99,847	0.0
113,608	6.000%, due 07/01/37	124,609	0.0
52,987	6.000%, due 07/01/37	59,343	0.0
280,916	6.000%, due 07/01/37	308,118	0.0
76,221	6.000%, due 07/01/37	83,744	0.0
614,221	6.000%, due 07/01/37	673,698	0.0
22,034	6.000%, due 07/01/37	24,168	0.0
53,985	6.000%, due 08/01/37	59,237	0.0
488,038	6.000%, due 08/01/37	535,296	0.0
153,401	6.000%, due 08/01/37	168,255	0.0
115,237	6.000%, due 08/01/37	126,395	0.0
491,562	6.000%, due 08/01/37	539,162	0.0
99,466	6.000%, due 08/01/37	109,098	0.0
467,380	6.000%, due 08/01/37	512,638	0.0
42,770	6.000%, due 09/01/37	46,912	0.0
122,000	6.000%, due 09/01/37	133,814	0.0
393,456	6.000%, due 09/01/37	431,556	0.0
12,410	6.000%, due 09/01/37	13,612	0.0
168,978	6.000%, due 09/01/37	185,551	0.0
170,195	6.000%, due 09/01/37	188,537	0.0
30,634	6.000%, due 10/01/37	33,600	0.0
71,048	6.000%, due 10/01/37	77,928	0.0
12,431	6.000%, due 11/01/37	13,635	0.0
382,595	6.000%, due 11/01/37	423,361	0.0
655,770	6.000%, due 11/01/37	719,271	0.0
37,603	6.000%, due 12/01/37	41,232	0.0
119,678	6.000%, due 12/01/37	131,267	0.0
365,785	6.000%, due 12/01/37	406,949	0.0
204,581	6.000%, due 12/01/37	224,775	0.0
844,308	6.000%, due 02/01/38	926,066	0.0
166,553	6.000%, due 03/01/38	182,681	0.0
190,150	6.000%, due 03/01/38	208,562	0.0
10,983	6.000%, due 06/01/38	12,067	0.0
375,805	6.000%, due 07/01/38	412,195	0.0
171,320	6.000%, due 07/01/38	187,909	0.0
6,023	6.000%, due 08/01/38	6,606	0.0
74,065	6.000%, due 09/01/38	81,956	0.0
75,881	6.000%, due 09/01/38	83,228	0.0
237,988	6.000%, due 09/01/38	261,033	0.0
72,330	6.000%, due 09/01/38	79,334	0.0
9,947	6.000%, due 10/01/38	10,910	0.0
13,871	6.000%, due 10/01/38	15,214	0.0
12,610	6.000%, due 11/01/38	13,831	0.0
14,864	6.000%, due 11/01/38	16,303	0.0
623,915	6.000%, due 12/01/38	684,578	0.0
614,625	6.000%, due 12/01/38	677,983	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
2,000,000	W	6.000%, due 04/01/39	$2,190,938	0.1
372,670		6.000%, due 12/01/39	408,757	0.0
433,456		6.000%, due 09/01/40	485,452	0.0
106		6.500%, due 11/01/15	111	0.0
20,686		6.500%, due 09/01/16	22,063	0.0
4,262		6.500%, due 02/01/17	4,609	0.0
3,114		6.500%, due 02/01/17	3,322	0.0
3,552		6.500%, due 02/01/17	3,788	0.0
2,487		6.500%, due 03/01/17	2,690	0.0
17,903		6.500%, due 04/01/17	19,359	0.0
242		6.500%, due 06/01/29	284	0.0
42,423		6.500%, due 04/01/32	48,732	0.0
23,288		6.500%, due 03/01/38	26,358	0.0
1,263,071		6.500%, due 06/17/38	1,298,747	0.1
61,681		5.500%, due 05/01/36	66,987	0.0
			1,030,906,393	30.2
		Government National Mortgage Association: 0.0%
195,618		1.625%, due 01/20/27	204,063	0.0
182,670		1.625%, due 10/20/29	191,514	0.0
234,952		1.750%, due 08/20/27	247,013	0.0
			642,590	0.0
		Total U.S. Government Agency Obligations
		(Cost $1,296,710,836)	1,313,177,300	38.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: —%
		Consumer Discretionary: —%
192,000	X	General Motors Co.	$—	—
		Total Common Stock
		(Cost $1)	—	—
PREFERRED STOCK: 1.3%
		Financials: 1.3%
2,000	#, @, P	Ally Financial, Inc.	1,978,000	0.1
33,000	@	Wells Fargo & Co.	42,528,750	1.2
		Total Preferred Stock
		(Cost $26,799,800)	44,506,750	1.3
		Total Long-Term Investments
		(Cost $3,980,130,088)	4,143,431,277	121.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		U.S. Treasury Bills: 0.0%
261,000		United States Treasury Bill, 0.064%, 04/18/13
		(Cost $260,991)	$260,990	0.0
		Securities Lending Collateral(cc)(1): 0.5%
829,169		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $829,184, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $845,752, due 05/31/14)	829,169	0.1
3,939,683		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,939,769, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $4,018,478, due 03/31/13-03/15/53)	3,939,683	0.1
3,939,683		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,939,769, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $4,018,477, due 09/01/22-04/01/43)	3,939,683	0.1
3,939,683		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,939,769, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,018,478, due 04/25/13-01/01/47)	3,939,683	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
3,939,683		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $3,939,778, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $4,018,477, due 07/01/27-04/01/43)	$3,939,683	0.1
			16,587,901	0.5
		Total Short-Term Investments
		(Cost $16,848,892)	16,848,891	0.5
		Total Investments in Securities (Cost $3,996,978,980)	$4,160,280,168	121.8
		Liabilities in Excess of Other Assets	(744,803,024)	(21.8)
		Net Assets	$3,415,477,144	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	BRL	Brazilian Real
	CAD	Canadian Dollar
	DKK	Danish Krone
	EUR	EU Euro
	GBP	British Pound
	MXN	Mexican Peso

		Cost for federal income tax purposes is $3,998,809,277.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$179,215,799
		Gross Unrealized Depreciation	(17,744,908)
		Net Unrealized Appreciation	$161,470,891

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	42,528,750	1,978,000	—	44,506,750
Corporate Bonds/Notes	8,717,775	572,536,848	—	581,254,623
Collateralized Mortgage Obligations	—	216,277,098	453,364	216,730,462
Municipal Bonds	—	151,470,337	—	151,470,337
Short-Term Investments	—	16,848,891	—	16,848,891
U.S. Treasury Obligations	—	1,283,172,575	—	1,283,172,575
U.S. Government Agency Obligations	—	1,316,290,269	—	1,316,290,269
Asset-Backed Securities	—	150,551,984	—	150,551,984
Foreign Government Bonds	—	402,567,246	—	402,567,246
Total Investments, at fair value	$51,246,525	$4,111,693,248	$453,364	$4,163,393,137
Other Financial Instruments+
Futures	1,738,861	—	—	1,738,861
Swaps	17,649,810	8,370,435	—	26,020,245
Forward Foreign Currency Contracts	—	7,875,595	—	7,875,595
Total Assets	$70,635,196	$4,127,939,278	$453,364	$4,199,027,838
Liabilities Table
Other Financial Instruments+
Written Options	$(35,625)	$(898,415)	$—	$(934,040)
Futures	(195,671)	—	—	(195,671)
Reverse Repurchase Agreements	—	(31,820,250)	—	(31,820,250)
Swaps	(20,726,462)	(1,793,209)	—	(22,519,671)
Forward Foreign Currency Contracts	—	(6,802,050)	—	(6,802,050)
Total Liabilities	$(20,957,758)	$(44,426,893)	$—	$(65,384,651)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	334,000	Buy	06/17/13	$433,169	$428,374	$(4,795)
Credit Suisse Group AG	Brazilian Real	35,426,204	Buy	04/02/13	18,019,432	17,531,215	(488,217)
Credit Suisse Group AG	Indonesian Rupiah	992,200,000	Buy	08/12/13	100,000	100,319	319
Credit Suisse Group AG	Mexican Peso	500,000	Buy	04/03/13	38,758	40,477	1,719
Deutsche Bank AG	Mexican Peso	40,000,000	Buy	04/03/13	3,054,951	3,238,179	183,228
Deutsche Bank AG	Mexican Peso	5,193,680	Buy	04/03/13	400,000	420,452	20,452
Deutsche Bank AG	Mexican Peso	32,761,414	Buy	04/03/13	2,498,011	2,652,183	154,172
HSBC	Mexican Peso	6,405,650	Buy	04/03/13	500,000	518,566	18,566
HSBC	Mexican Peso	10,243,600	Buy	04/03/13	800,000	829,265	29,265
HSBC	Mexican Peso	605,029	Buy	04/03/13	47,508	48,980	1,472
HSBC	Mexican Peso	6,376,650	Buy	04/03/13	500,000	516,218	16,218
HSBC	Mexican Peso	2,551,660	Buy	04/03/13	200,000	206,568	6,568
HSBC	Mexican Peso	9,010,204	Buy	04/03/13	700,000	729,416	29,416
HSBC	Mexican Peso	2,596,400	Buy	04/03/13	200,000	210,190	10,190
HSBC	Mexican Peso	11,586,510	Buy	04/03/13	900,000	937,980	37,980
HSBC	Mexican Peso	6,274,484	Buy	04/03/13	485,164	507,947	22,783
HSBC	Mexican Peso	56,154,719	Buy	04/03/13	4,258,985	4,545,975	286,990
HSBC	Mexican Peso	9,751,688	Buy	04/03/13	737,117	789,443	52,326
HSBC	Mexican Peso	13,765,855	Buy	04/03/13	1,032,814	1,114,408	81,594

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	Mexican Peso	3,078,959	Buy	04/03/13	$232,392	$249,256	$16,864
HSBC	Mexican Peso	520,066	Buy	04/03/13	39,388	42,101	2,713
HSBC	Mexican Peso	18,454,853	Buy	04/03/13	1,397,745	1,494,002	96,257
HSBC	Mexican Peso	3,869,000	Buy	04/03/13	296,225	313,212	16,987
JPMorgan Chase & Co.	Mexican Peso	6,358,250	Buy	04/03/13	500,000	514,729	14,729
JPMorgan Chase & Co.	Mexican Peso	5,097,400	Buy	04/03/13	400,000	412,657	12,657
JPMorgan Chase & Co.	Mexican Peso	9,245,376	Buy	04/03/13	706,563	748,455	41,892
JPMorgan Chase & Co.	Indonesian Rupiah	5,952,000,000	Buy	08/12/13	600,000	601,795	1,795
Morgan Stanley	Mexican Peso	8,966,650	Buy	04/03/13	700,000	725,890	25,890
Morgan Stanley	Mexican Peso	10,179,600	Buy	04/03/13	800,000	824,084	24,084
Morgan Stanley	Mexican Peso	2,100,880	Buy	04/03/13	163,152	170,075	6,923
Morgan Stanley	EU Euro	92,000	Buy	06/17/13	119,519	117,995	(1,524)
Morgan Stanley	Mexican Peso	11,587,500	Buy	04/03/13	900,000	938,060	38,060
Morgan Stanley	Mexican Peso	31,898,053	Buy	04/03/13	2,446,489	2,582,290	135,801
Morgan Stanley	Mexican Peso	15,263,644	Buy	04/03/13	1,159,015	1,235,660	76,645
UBS Warburg LLC	Mexican Peso	5,123,520	Buy	04/03/13	400,000	414,772	14,772
UBS Warburg LLC	Mexican Peso	10,290,400	Buy	04/03/13	800,000	833,054	33,054
UBS Warburg LLC	Mexican Peso	5,093,000	Buy	04/03/13	400,000	412,301	12,301
UBS Warburg LLC	Mexican Peso	3,825,480	Buy	04/03/13	300,000	309,690	9,690
UBS Warburg LLC	Mexican Peso	10,234,000	Buy	04/03/13	800,000	828,488	28,488
UBS Warburg LLC	Mexican Peso	3,805,080	Buy	04/03/13	300,000	308,038	8,038
UBS Warburg LLC	Mexican Peso	3,803,580	Buy	04/03/13	300,000	307,917	7,917
UBS Warburg LLC	Mexican Peso	11,583,090	Buy	04/03/13	900,000	937,703	37,703
UBS Warburg LLC	Mexican Peso	7,790,400	Buy	04/03/13	600,000	630,668	30,668
UBS Warburg LLC	Mexican Peso	145,254,716	Buy	06/27/13	11,249,155	11,665,414	416,259
UBS Warburg LLC	Mexican Peso	120,000,000	Buy	04/03/13	9,156,810	9,714,535	557,725
UBS Warburg LLC	Mexican Peso	19,839,143	Buy	04/03/13	1,525,384	1,606,067	80,683
							$2,207,317

Barclays Bank PLC	Danish Krone	89,000,000	Sell	05/15/13	16,029,177	15,310,977	718,200
Barclays Bank PLC	EU Euro	1,900,000	Sell	06/17/13	2,482,873	2,436,854	46,019
Barclays Bank PLC	Japanese Yen	646,507,000	Sell	04/17/13	7,263,259	6,868,541	394,718
BNP Paribas Bank	EU Euro	393,300	Sell	06/21/13	517,721	504,445	13,276
BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	126,339	128,638	(2,299)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	128,736	(2,283)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	128,782	(2,282)
BNP Paribas Bank	EU Euro	143,257,000	Sell	05/02/13	183,137,170	183,669,885	(532,715)
BNP Paribas Bank	British Pound	26,656,000	Sell	04/02/13	40,111,802	40,502,636	(390,834)
Citigroup, Inc.	EU Euro	700,000	Sell	04/01/14	887,145	900,470	(13,325)
Credit Suisse Group AG	EU Euro	3,293,150	Sell	11/01/13	4,255,474	4,229,125	26,349
Credit Suisse Group AG	EU Euro	1,100,000	Sell	06/02/14	1,394,800	1,416,101	(21,301)
Credit Suisse Group AG	Brazilian Real	35,426,204	Sell	06/04/13	17,880,282	17,405,232	475,050
Deutsche Bank AG	EU Euro	51,100,000	Sell	08/01/13	64,359,428	65,564,142	(1,204,714)
Royal Bank of Canada	EU Euro	7,200,000	Sell	06/17/13	9,329,256	9,234,392	94,864
Royal Bank of Canada	EU Euro	48,000	Sell	06/17/13	62,195	61,563	632
Royal Bank of Scotland	EU Euro	143,257,000	Sell	04/02/13	186,180,665	183,634,569	2,546,096
Royal Bank of Scotland	Canadian Dollar	101,405,000	Sell	06/20/13	98,489,226	99,642,892	(1,153,666)
UBS Warburg LLC	Mexican Peso	145,254,716	Sell	04/03/13	11,331,647	11,759,018	(427,371)
UBS Warburg LLC	Brazilian Real	35,426,204	Sell	04/02/13	17,133,145	17,531,216	(398,071)
UBS Warburg LLC	Japanese Yen	646,508,000	Sell	04/17/13	7,251,831	6,868,551	383,280
UBS Warburg LLC	Mexican Peso	396,530,752	Sell	04/03/13	30,142,281	32,100,934	(1,958,653)
UBS Warburg LLC	EU Euro	2,200,000	Sell	09/04/13	2,777,214	2,823,598	(46,384)
Credit Suisse First Boston	EU Euro	15,837,993	Sell	09/20/13	20,802,808	20,330,299	472,509
Westpac Bank	British Pound	2,000,000	Sell	04/02/13	3,005,730	3,038,913	(33,183)
Westpac Bank	British Pound	28,656,000	Sell	05/02/13	43,413,840	43,534,273	(120,433)
Westpac Bank	EU Euro	171,000	Sell	06/17/13	222,065	219,316	2,749
							$(1,133,772)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	48	12/15/14	$15,307,645	$26,687
3-Month Euro Euribor	41	03/16/15	13,067,397	(2,252)
3-Month Euro Euribor	40	06/15/15	12,740,348	(1,031)
3-Month Euro Euribor	3	09/14/15	954,805	274
90-Day Eurodollar	1,947	06/15/15	483,367,088	837,358
90-Day Eurodollar	507	09/14/15	125,748,675	92,513
90-Day Eurodollar	1,141	12/14/15	282,654,225	(58,682)
90-Day Eurodollar	319	03/14/16	78,916,612	(24,482)
90-Day Eurodollar	21	06/13/16	5,187,000	(2,398)
90-Day Eurodollar	14	09/19/16	3,452,225	(2,199)
U.S. Treasury 10-Year Note	913	06/19/13	120,501,739	782,029
			$1,141,897,759	$1,647,817
Short Contracts
Euro-Bund	(47)	06/06/13	(8,765,357)	(104,627)
			$(8,765,357)	$(104,627)

ING PIMCO Total Return Bond Portfolio Centrally Cleared Credit Default Swaps Outstanding on March 31, 2013

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.19 Index	Buy	5.000	12/20/17	USD	600,000	$(24,594)	$(22,344)
						$(24,594)	$(22,344)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD	1,400,000	$40,649	$47,777	$(7,128)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	8,677	10,529	(1,852)
Credit Suisse Group AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	1,800,000	78,091	103,423	(25,332)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	19,100,000	828,635	1,016,460	(187,825)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	4,338	5,243	(905)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	4,338	5,361	(1,023)
HSBC	CDX.EM.13 Index	Sell	0.500	06/20/15	USD	30,300,000	1,314,536	1,138,592	175,944
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	12,800,000	555,316	673,404	(118,088)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,100,000	134,491	163,470	(28,979)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	2,989,946	3,665	1	3,664
Goldman Sachs & Co.	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,761,546	4,019	—	4,019
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	38,064	—	38,064
Morgan Stanley	CMBX.AAA.4 Index	Sell	0.350	02/17/51	USD	16,500,000	(484,440)	(1,126,691)	642,251
Deutsche Bank AG	CMBX.NA.AAA.3 Index	Sell	0.080	12/13/49	USD	3,700,000	(116,550)	(211,776)	95,226
Goldman Sachs & Co.	CMBX.NA.AAA.3 Index	Sell	0.080	12/13/49	USD	400,000	(12,600)	(14,940)	2,340
Citigroup, Inc.	MCDX.NA.19 Index	Sell	1.000	12/20/22	USD	2,400,000	(96,529)	(89,060)	(7,469)
							$2,304,700	$1,721,793	$582,907

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/13 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	0.634	USD	100,000	$1,527	$(2,163)	$3,690

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation		Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/13 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group AG	Berkshire Hathaway Inc.		Sell	1.000	06/20/17	0.634	USD	100,000	$1,527	$(2,086)	$3,613
Goldman Sachs & Co.	Berkshire Hathaway Inc.		Sell	1.000	03/20/15	0.338	USD	1,500,000	19,733	(10,209)	29,942
UBS Warburg LLC	Berkshire Hathaway Inc.		Sell	1.000	03/20/15	0.338	USD	1,500,000	19,733	(10,474)	30,207
Morgan Stanley	Commonwealth of Australia		Sell	1.000	09/20/17	0.346	USD	4,000,000	116,359	44,937	71,422
UBS Warburg LLC	Federal Republic of Germany		Sell	0.250	06/20/16	0.230	USD	12,900,000	8,329	(79,188)	87,517
Barclays Bank PLC	Federative Republic of Brazil		Sell	1.000	06/20/15	0.870	USD	500,000	1,442	(3,054)	4,496
Citigroup, Inc.	Federative Republic of Brazil		Sell	1.000	09/20/15	0.919	USD	1,000,000	1,990	(7,673)	9,663
Citigroup, Inc.	Federative Republic of Brazil		Sell	1.000	03/20/16	0.992	USD	21,100,000	5,091	(82,163)	87,254
Citigroup, Inc.	Federative Republic of Brazil		Sell	1.000	06/20/16	1.020	USD	9,100,000	(5,783)	(16,369)	10,586
Credit Suisse Group AG	Federative Republic of Brazil		Sell	1.000	06/20/15	0.870	USD	2,000,000	5,766	(22,419)	28,185
Goldman Sachs & Co.	Federative Republic of Brazil		Sell	1.000	06/20/15	0.870	USD	500,000	1,442	(2,852)	4,294
Goldman Sachs & Co.	Federative Republic of Brazil		Sell	1.000	09/20/16	1.072	USD	1,400,000	(3,446)	(5,763)	2,317
HSBC	Federative Republic of Brazil		Sell	1.000	06/20/15	0.870	USD	5,700,000	16,434	(26,755)	43,189
HSBC	Federative Republic of Brazil		Sell	1.000	06/20/15	0.870	USD	3,000,000	8,650	(35,427)	44,077
HSBC	Federative Republic of Brazil		Sell	1.000	09/20/15	0.919	USD	1,800,000	3,583	(8,823)	12,406
UBS Warburg LLC	Federative Republic of Brazil		Sell	1.000	09/20/15	0.919	USD	500,000	995	(2,330)	3,325
BNP Paribas Bank	General Electric Capital Corp.		Sell	4.700	12/20/13	0.156	USD	1,800,000	60,455	—	60,455
Citigroup, Inc.	General Electric Capital Corp.		Sell	4.000	12/20/13	0.156	USD	7,600,000	215,931	—	215,931
Citigroup, Inc.	General Electric Capital Corp.		Sell	4.200	12/20/13	0.156	USD	6,200,000	185,320	—	185,320
Citigroup, Inc.	General Electric Capital Corp.		Sell	4.325	12/20/13	0.156	USD	4,500,000	138,665	—	138,665
Citigroup, Inc.	General Electric Capital Corp.		Sell	4.850	12/20/13	0.156	USD	3,600,000	124,902	—	124,902
Citigroup, Inc.	General Electric Capital Corp.		Sell	3.850	03/20/14	0.207	USD	7,000,000	251,610	—	251,610
Deutsche Bank AG	General Electric Capital Corp.		Sell	4.230	12/20/13	0.156	USD	4,200,000	126,471	—	126,471
Deutsche Bank AG	General Electric Capital Corp.		Sell	4.750	12/20/13	0.156	USD	3,900,000	132,428	—	132,428
UBS Warburg LLC	Goldman Sachs & Co	.	Sell	1.000	06/20/13	0.232	USD	1,900,000	3,401	(7,181)	10,582
Morgan Stanley	Japanese Government 20-Year Issue		Sell	1.000	03/20/17	0.583	USD	4,200,000	69,015	(22,156)	91,171
Morgan Stanley	Japanese Government 20-Year Issue		Sell	1.000	03/20/17	0.583	USD	3,100,000	50,940	(18,684)	69,624
Citigroup, Inc.	Metlife Inc.		Sell	1.000	12/20/14	0.384	USD	14,400,000	154,445	(193,701)	348,146
Credit Suisse Group AG	Metlife Inc.		Sell	1.000	12/20/14	0.384	USD	8,100,000	86,875	(72,781)	159,656
Deutsche Bank AG	Metlife Inc.		Sell	1.000	03/20/15	0.438	USD	13,500,000	150,495	(312,988)	463,483
Deutsche Bank AG	Metlife Inc.		Sell	1.000	03/20/16	0.689	USD	2,300,000	21,222	(27,415)	48,637
JPMorgan Chase & Co.	Metlife Inc.		Sell	1.000	12/20/17	1.123	USD	6,500,000	(36,558)	(253,822)	217,264
Barclays Bank PLC	Morgan Stanley		Sell	1.000	09/20/14	0.463	USD	5,600,000	44,754	(112,785)	157,539
Credit Suisse Group AG	Morgan Stanley		Sell	1.000	06/20/13	0.232	USD	2,300,000	4,118	(14,733)	18,851
Credit Suisse Group AG	Morgan Stanley		Sell	1.000	09/20/14	0.463	USD	6,500,000	51,946	(126,541)	178,487
Goldman Sachs & Co.	NRG Energy, Inc.		Sell	5.000	12/20/19	3.975	USD	1,600,000	92,415	20,285	72,130
UBS Warburg LLC	NRG Energy, Inc.		Sell	5.000	03/20/17	2.688	USD	2,700,000	235,875	(181,422)	417,297
Barclays Bank PLC	People’s Republic of China		Sell	1.000	03/20/16	0.372	USD	1,000,000	18,691	6,915	11,776

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation		Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/13 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	People’s Republic of China		Sell	1.000	06/20/15	0.276	USD	1,300,000	$21,056	$9,163	$11,893
Deutsche Bank AG	People’s Republic of China		Sell	1.000	06/20/16	0.394	USD	4,400,000	85,885	30,338	55,547
Goldman Sachs & Co.	People’s Republic of China		Sell	1.000	09/20/17	0.606	USD	300,000	5,225	(1,779)	7,004
Morgan Stanley	People’s Republic of China		Sell	1.000	09/20/16	0.443	USD	400,000	7,727	1,450	6,277
Royal Bank of Scotland Group PLC	People’s Republic of China		Sell	1.000	06/20/15	0.276	USD	4,000,000	64,787	29,036	35,751
Royal Bank of Scotland Group PLC	People’s Republic of China		Sell	1.000	06/20/16	0.394	USD	4,300,000	83,933	28,984	54,949
Royal Bank of Scotland Group PLC	People’s Republic of China		Sell	1.000	09/20/16	0.443	USD	100,000	1,932	470	1,462
Deutsche Bank AG	Republic of Indonesia		Sell	1.000	09/20/15	0.822	USD	600,000	2,633	(6,790)	9,423
Morgan Stanley	Republic of Indonesia		Sell	1.000	09/20/16	1.065	USD	2,100,000	(4,696)	(21,061)	16,365
UBS Warburg LLC	Republic of Indonesia		Sell	1.000	09/20/16	1.065	USD	900,000	(2,012)	(9,605)	7,593
Barclays Bank PLC	Republic of Italy		Sell	1.000	03/20/18	2.944	USD	1,800,000	(157,158)	(111,156)	(46,002)
Citigroup, Inc.	Republic of Italy		Sell	1.000	03/20/18	2.944	USD	900,000	(78,579)	(56,337)	(22,242)
Credit Suisse Group AG	Republic of Italy		Sell	1.000	03/20/18	2.944	USD	900,000	(78,579)	(56,337)	(22,242)
Deutsche Bank AG	Republic of Italy		Sell	1.000	03/20/18	2.944	USD	1,200,000	(104,772)	(106,423)	1,651
Deutsche Bank AG	Republic of Italy		Sell	1.000	03/20/18	2.944	USD	2,300,000	(200,813)	(166,124)	(34,689)
Goldman Sachs & Co.	Republic of Italy		Sell	1.000	03/20/18	2.944	USD	1,300,000	(113,503)	(113,726)	223
HSBC	Republic of Italy		Sell	1.000	03/20/18	2.944	USD	1,500,000	(130,965)	(129,411)	(1,554)
Morgan Stanley	Republic of Italy		Sell	1.000	03/20/18	2.944	USD	1,800,000	(157,158)	(114,189)	(42,969)
Citigroup, Inc.	Reynolds American Inc.		Sell	1.280	06/20/17	0.655	USD	2,600,000	67,769	—	67,769
HSBC	The Export-Import Bank of China		Sell	1.000	06/20/17	0.632	USD	2,400,000	36,874	(77,172)	114,046
Deutsche Bank AG	United Kingdom Gilt		Sell	1.000	06/20/16	0.285	USD	20,400,000	471,445	261,533	209,912
Goldman Sachs & Co.	United Kingdom Gilt		Sell	1.000	06/20/15	0.195	USD	1,300,000	23,456	5,080	18,376
Morgan Stanley	United Kingdom Gilt		Sell	1.000	06/20/16	0.285	USD	1,400,000	32,354	15,540	16,814
Barclays Bank PLC	United Mexican States		Sell	1.000	03/20/15	0.450	USD	2,000,000	21,815	(17,286)	39,101
Citigroup, Inc.	United Mexican States		Sell	1.000	03/20/15	0.450	USD	2,000,000	21,815	(17,641)	39,456
Citigroup, Inc.	United Mexican States		Sell	1.000	09/20/15	0.521	USD	1,000,000	11,897	(7,425)	19,322
Citigroup, Inc.	United Mexican States		Sell	1.000	06/20/16	0.621	USD	9,100,000	110,987	—	110,987
Deutsche Bank AG	United Mexican States		Sell	1.000	03/20/15	0.450	USD	1,000,000	10,908	(8,820)	19,728
Deutsche Bank AG	United Mexican States		Sell	1.000	03/20/16	0.593	USD	6,500,000	78,634	(27,926)	106,560
Deutsche Bank AG	United Mexican States		Sell	1.000	06/20/16	0.621	USD	9,400,000	114,646	14,159	100,487
UBS Warburg LLC	United States Treasury Note		Sell	0.250	09/20/15	0.243	EUR	13,700,000	2,884	(94,703)	97,587
Credit Suisse Group AG	Wells Fargo & Co	.	Sell	1.000	09/20/13	0.151	USD	17,500,000	72,481	(12,233)	84,714
									$2,709,696	(2,350,211)	$5,059,907

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

(5)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

ING PIMCO Total Return Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.000% and pay a floating rate based on 3-month USD-LIBOR	10/15/17	USD	200,200,000	$(8,832)	$227,133
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD	181,800,000	11,213,378	(1,474,334)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	80,700,000	(20,693,036)	6,452,166
Receive a fixed rate equal to 1.500% and pay a floating rate based on 3-month USD-LIBOR	03/18/16	USD	883,400,000	6,436,432	(514,189)
				$(3,052,058)	$4,690,776

ING PIMCO Total Return Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	11,100,000	$25,627	$3,880	$21,747
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	1,700,000	(765)	(891)	126
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	122,400,000	262,039	(47,075)	309,114
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	23,500,000	259,105	—	259,105
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	30,300,000	69,956	9,349	60,607
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	5,300,000	2,385	(3,061)	5,446
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	100,600,000	215,369	(24,022)	239,391
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN	80,200,000	(4,609)	(155,235)	150,626
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	18,000,000	41,567	7,096	34,471
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	48,000,000	102,760	(18,983)	121,743
Receive a fixed rate equal to 6.350% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/02/21	MXN	104,100,000	571,682	120,484	451,198
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN	63,700,000	(3,694)	(117,090)	113,396
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: UBS Warburg LLC	09/13/17	MXN	10,000,000	21,408	(1,482)	22,890
				$1,562,830	$(227,030)	$1,789,860

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Options Open on March 31, 2013:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
Call Option on U.S. Treasury 10-Year Note	USD	132.50	04/26/13	95	$24,275	$(32,656)
Put Option on U.S. Treasury 10-Year Note	USD	129.00	04/26/13	95	38,315	(2,969)
					$62,590	$(35,625)

ING PIMCO Total Return Bond Portfolio Written OTC Options on March 31, 2013:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
16,400,000	BNP Paribas Bank	USD Put vs. JPY Call Currency Option	86.000	USD	04/04/13	$49,200	$(82)
				Total Written OTC Options		$49,200	$(82)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on March 31, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	13,300,000	$29,140	$(25,803)
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	5,800,000	31,318	(2,425)
Put OTC Swaption	Credit Suisse Group AG	EUR-EURIBOR Reuters	Pay	1.150%	07/24/13	EUR	18,400,000	38,832	(3,905)
Put OTC Swaption	Deutsche Bank AG	EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	2,500,000	13,087	(1,045)
Put OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	13,200,000	27,219	(25,609)
Put OTC Swaption	HSBC Bank PLC	EUR-EURIBOR Reuters	Pay	1.500%	07/24/13	EUR	2,100,000	3,683	(446)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	3,500,000	24,500	(10,241)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	39,900,000	281,604	(540)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.300%	04/29/13	USD	10,000,000	21,850	(1,318)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.400%	09/03/13	USD	26,200,000	93,010	(80,877)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	12,700,000	80,010	(37,160)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	33,800,000	149,955	(98,899)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	1.150%	04/02/13	USD	16,500,000	30,938	(11)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	1.300%	04/29/13	USD	19,000,000	45,527	(2,504)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	28,200,000	128,866	(82,513)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.150%	04/02/13	USD	4,700,000	7,638	(3)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.200%	04/29/13	USD	13,400,000	9,380	(4,832)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	13,500,000	94,060	(39,501)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.150%	04/02/13	USD	13,500,000	16,875	(9)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	05/30/13	USD	37,100,000	275,238	(2,495)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	11,200,000	75,040	(32,771)
Call OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	13,300,000	25,711	(24,922)
Call OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	13,200,000	27,219	(24,734)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	3,500,000	$16,800	$(13,218)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	33,800,000	169,385	(127,651)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	0.750%	04/02/13	USD	16,500,000	6,600	—
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	28,200,000	110,574	(106,502)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.750%	04/02/13	USD	4,700,000	2,350	—
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.850%	04/29/13	USD	13,400,000	16,415	(6,069)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	12,700,000	25,400	(47,964)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	18.000%	07/29/13	USD	13,500,000	70,950	(50,985)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	0.750%	04/02/13	USD	13,500,000	8,100	—
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.500%	05/30/13	USD	9,900,000	74,745	(1,082)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	11,200,000	44,800	(42,299)
					Total Written Swaptions			$2,076,819	$(898,333)

ING PIMCO Total Return Bond Portfolio Open Reverse Repurchase Agreements at March 31, 2013:

Counterparty	Rate	Trade Date	Maturity Date	Principal and Interest	Principal
JPMorgan Chase & Co.	0.15%	3/12/2013	4/2/2013	$31,824,304	$31,820,250

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Credit contracts	$4,989,802
Foreign exchange contracts	1,073,464
Interest rate contracts	(879,996)
Total	$5,183,270

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 12.3%
4,340	@	BorgWarner, Inc.	$335,656	0.4
9,377		Coach, Inc.	468,756	0.5
6,136		Comcast Corp. — Class A	257,774	0.3
65,588		Ford Motor Co.	862,482	1.0
4,413		Home Depot, Inc.	307,939	0.4
23,107		John Wiley & Sons, Inc.	900,249	1.0
17,028		Johnson Controls, Inc.	597,172	0.7
7,346		Lowe’s Cos., Inc.	278,560	0.3
13,348		Macy’s, Inc.	558,480	0.6
3,601		Marriott International, Inc.	152,070	0.2
7,412		McDonald’s Corp.	738,902	0.8
8,231		Nordstrom, Inc.	454,598	0.5
14,377		Pearson PLC	258,689	0.3
9,986		Ross Stores, Inc.	605,351	0.7
8,307		Scripps Networks Interactive - Class A	534,473	0.6
8,993		Starbucks Corp.	512,241	0.6
14,832		Target Corp.	1,015,251	1.1
4,594		Time Warner, Inc.	264,706	0.3
15,223		TJX Cos., Inc.	711,675	0.8
19,085		Walt Disney Co.	1,084,028	1.2
			10,899,052	12.3
		Consumer Staples: 13.2%
9,426		Campbell Soup Co.	427,563	0.5
3,694		Clorox Co.	327,030	0.4
6,337		Coca-Cola Enterprises, Inc.	233,962	0.3
15,932		Colgate-Palmolive Co.	1,880,454	2.1
13,150		CVS Caremark Corp.	723,119	0.8
6,396		Dr Pepper Snapple Group, Inc.	300,292	0.3
14,095		General Mills, Inc.	695,025	0.8
24,681		Hershey Co.	2,160,328	2.4
19,531		HJ Heinz Co.	1,411,505	1.6
7,386		Kraft Foods Group, Inc.	380,601	0.4
22,158		Mondelez International, Inc.	678,256	0.8
4,073		PepsiCo, Inc.	322,215	0.4
5,252		Procter & Gamble Co.	404,719	0.5
28,852		Walgreen Co.	1,375,663	1.5
4,519		Wal-Mart Stores, Inc.	338,157	0.4
			11,658,889	13.2
		Energy: 11.1%
8,734		Apache Corp.	673,915	0.8
13,331		Cabot Oil & Gas Corp.	901,309	1.0
2,474	@	Cameron International Corp.	161,305	0.2
11,953		Chevron Corp.	1,420,255	1.6
10,747		ConocoPhillips	645,895	0.7
10,288		Ensco PLC	617,280	0.7
11,644		ExxonMobil Corp.	1,049,241	1.2
3,142	@	FMC Technologies, Inc.	170,893	0.2
6,892		Halliburton Co.	278,506	0.3
2,991		Helmerich & Payne, Inc.	181,554	0.2
18,043		Marathon Oil Corp.	608,410	0.7
8,226		Marathon Petroleum Corp.	737,050	0.8
5,910		National Oilwell Varco, Inc.	418,132	0.5
1,908		Occidental Petroleum Corp.	149,530	0.2
8,033		Phillips 66	562,069	0.6
8,588		Schlumberger Ltd.	643,155	0.7
15,753	@	Southwestern Energy Co.	586,957	0.7
			9,805,456	11.1
		Financials: 15.3%
11,592		Aflac, Inc.	603,016	0.7
8,641		American Express Co.	582,922	0.7
40,261		Bank of America Corp.	490,379	0.6
4,310		Canadian Imperial Bank of Commerce	338,063	0.4
18,160		Chubb Corp.	1,589,545	1.8
24,403		Citigroup, Inc.	1,079,589	1.2
16,307		Discover Financial Services	731,206	0.8
4,835		Franklin Resources, Inc.	729,166	0.8
2,193		Goldman Sachs Group, Inc.	322,700	0.4
13,587		Invesco Ltd.	393,480	0.5
17,563		JPMorgan Chase & Co.	833,540	0.9
21,529		PNC Financial Services Group, Inc.	1,431,678	1.6
12,048		T. Rowe Price Group, Inc.	902,034	1.0
8,502		Travelers Cos., Inc.	715,783	0.8
29,310		US Bancorp.	994,488	1.1
47,251		Wells Fargo & Co.	1,747,814	2.0
			13,485,403	15.3
		Health Care: 15.5%
20,557		Abbott Laboratories	726,073	0.8
20,557		AbbVie, Inc.	838,314	1.0
4,547	@	Actavis, Inc.	418,824	0.5
8,417		Aetna, Inc.	430,277	0.5
5,050		Agilent Technologies, Inc.	211,949	0.3
8,919		Amgen, Inc.	914,287	1.0
7,565		Baxter International, Inc.	549,522	0.6
8,768		Becton Dickinson & Co.	838,308	1.0
6,935		Cardinal Health, Inc.	288,635	0.3
4,040	@	Celgene Corp.	468,276	0.5
11,833		Covidien PLC	802,751	0.9
12,116		CR Bard, Inc.	1,221,051	1.4
3,081	@	DaVita, Inc.	365,376	0.4
8,313		Eli Lilly & Co.	472,095	0.5
3,464	@	Express Scripts Holding Co.	199,700	0.2
18,533		Johnson & Johnson	1,510,996	1.7
9,993		Merck & Co., Inc.	441,990	0.5
48,468		Pfizer, Inc.	1,398,786	1.6
39,757		Smith & Nephew PLC	459,846	0.5
5,020		Thermo Fisher Scientific, Inc.	383,980	0.4
13,449	@	Vertex Pharmaceuticals, Inc.	739,426	0.9
836		Zoetis, Inc.	27,922	0.0
			13,708,384	15.5

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: 11.4%
12,247		3M Co.	$1,301,979	1.5
6,362		Cummins, Inc.	736,783	0.8
45,653		General Electric Co.	1,055,497	1.2
15,600		Ingersoll-Rand PLC - Class A	858,156	1.0
5,836		Joy Global, Inc.	347,359	0.4
17,001		KBR, Inc.	545,392	0.6
11,598		Norfolk Southern Corp.	893,974	1.0
15,863		Paccar, Inc.	802,033	0.9
3,088		Raytheon Co.	181,544	0.2
3,009		Rockwell Automation, Inc.	259,827	0.3
6,978		SPX Corp.	550,983	0.6
5,228		Union Pacific Corp.	744,519	0.8
5,150		United Parcel Service, Inc. - Class B	442,385	0.5
15,008		United Technologies Corp.	1,402,197	1.6
			10,122,628	11.4
		Information Technology: 17.0%
14,361	@	Adobe Systems, Inc.	624,847	0.7
6,047		Altera Corp.	214,487	0.2
22,465		Analog Devices, Inc.	1,044,398	1.2
3,755		Apple, Inc.	1,662,076	1.9
5,707	@	ASML Holding NV-NY REG	388,133	0.4
14,385		Automatic Data Processing, Inc.	935,313	1.1
26,812		Cisco Systems, Inc.	560,639	0.6
6,242		DST Systems, Inc.	444,867	0.5
10,095	@	eBay, Inc.	547,351	0.6
13,543	@	EMC Corp.	323,542	0.4
2,329	@	F5 Networks, Inc.	207,467	0.2
12,091	@	Facebook, Inc.	309,288	0.3
6,106	@	Fiserv, Inc.	536,290	0.6
872		Google, Inc. - Class A	692,394	0.8
4,978		International Business Machines Corp.	1,061,807	1.2
14,581		Intel Corp.	318,595	0.4
610		Mastercard, Inc.	330,089	0.4
7,082		Maxim Integrated Products	231,227	0.3
52,293		Microsoft Corp.	1,496,103	1.7
4,749		Motorola Solutions, Inc.	304,078	0.3
11,652		Nuance Communications, Inc.	235,137	0.3
24,829		Oracle Corp.	802,970	0.9
26	@	Palo Alto Networks, Inc.	1,472	0.0
2,731	@	Sandisk Corp.	150,205	0.2
23,689	@	Symantec Corp.	584,645	0.7
2,207		Visa, Inc.	374,837	0.4
16,109		Xilinx, Inc.	614,881	0.7
			14,997,138	17.0
		Materials: 2.4%
7,763		Airgas, Inc.	769,779	0.8
9,773		Ecolab, Inc.	783,599	0.9
3,736		International Paper Co.	174,023	0.2
7,235		Mosaic Co.	431,278	0.5
			2,158,679	2.4
		Telecommunication Services: 1.0%
3,960		AT&T, Inc.	145,293	0.2
14,296		Verizon Communications, Inc.	702,648	0.8
			847,941	1.0
		Utilities: 0.4%
7,979		American Electric Power Co., Inc.	388,019	0.4
		Total Common Stock
		(Cost $68,103,138)	88,071,589	99.6
SHORT-TERM INVESTMENTS: 4.3%
		Mutual Funds: 4.3%
3,797,741		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,797,741)	3,797,741	4.3
		Total Short-Term Investments
		(Cost $3,797,741)	3,797,741	4.3
		Total Investments in Securities (Cost $71,900,879)	$91,869,330	103.9
		Liabilities in Excess of Other Assets	(3,418,174)	(3.9)
		Net Assets	$88,451,156	100.0

@	Non-income producing security

	Cost for federal income tax purposes is $72,164,967.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$20,637,798
	Gross Unrealized Depreciation	(933,435)
	Net Unrealized Appreciation	$19,704,363

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$10,640,363	$258,689	$—	$10,899,052
Consumer Staples	11,658,889	—	—	11,658,889
Energy	9,805,456	—	—	9,805,456
Financials	13,485,403	—	—	13,485,403
Health Care	13,248,538	459,846	—	13,708,384
Industrials	10,122,628	—	—	10,122,628
Information Technology	14,997,138	—	—	14,997,138
Materials	2,158,679	—	—	2,158,679
Telecommunication Services	847,941	—	—	847,941
Utilities	388,019	—	—	388,019
Total Common Stock	87,353,054	718,535	—	88,071,589
Short-Term Investments	3,797,741	—	—	3,797,741
Total Investments, at fair value	$91,150,795	$718,535	$—	$91,869,330

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited)

Ght

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 9.0%
225,750	@	Jarden Corp.	$9,673,388	1.6
222,800		Macy’s, Inc.	9,321,952	1.6
156,010		Rent-A-Center, Inc.	5,763,009	1.0
138,300		Ross Stores, Inc.	8,383,746	1.4
199,340	@	Sally Beauty Holdings, Inc.	5,856,609	1.0
152,500	@	Tenneco, Inc.	5,994,775	1.0
129,805		Wyndham Worldwide Corp.	8,369,826	1.4
			53,363,305	9.0
		Consumer Staples: 6.0%
173,405		Campbell Soup Co.	7,865,651	1.3
165,200		Coca-Cola Enterprises, Inc.	6,099,184	1.0
166,700		ConAgra Foods, Inc.	5,969,527	1.0
119,200	@, L	Green Mountain Coffee Roasters, Inc.	6,765,792	1.2
124,174		Ingredion, Inc.	8,980,263	1.5
			35,680,417	6.0
		Energy: 12.8%
102,425		Ensco PLC	6,145,500	1.0
258,600		Marathon Oil Corp.	8,719,992	1.5
91,200		Marathon Petroleum Corp.	8,171,520	1.4
89,821		Murphy Oil Corp.	5,724,292	1.0
70,250		Noble Energy, Inc.	8,125,115	1.4
94,900	@	Oil States International, Inc.	7,740,993	1.3
124,200		Plains Exploration & Production Co.	5,895,774	1.0
175,175		Valero Energy Corp.	7,968,711	1.3
849,100	@	Weatherford International Ltd.	10,308,074	1.7
146,500	@	Whiting Petroleum Corp.	7,448,060	1.2
			76,248,031	12.8
		Financials: 26.0%
239,695		Allstate Corp.	11,761,834	2.0
131,600		American Campus Communities, Inc.	5,966,744	1.0
157,520		Ameriprise Financial, Inc.	11,601,348	2.0
78,400	@	Aon PLC	4,821,600	0.8
36,096	@	Axis Capital Holdings Ltd.	1,502,316	0.3
204,115	@	CIT Group, Inc.	8,874,920	1.5
216,030		Discover Financial Services	9,686,785	1.6
460,020		Duke Realty Corp.	7,811,140	1.3
176,140		First Republic Bank	6,802,527	1.1
169,050		HCP, Inc.	8,428,833	1.4
72,800		Home Properties, Inc.	4,616,976	0.8
401,390		Kimco Realty Corp.	8,991,136	1.5
179,100		Lincoln National Corp.	5,840,451	1.0
33,200		M&T Bank Corp.	3,424,912	0.6
267,750		Pebblebrook Hotel Trust	6,905,272	1.2
116,635		PNC Financial Services Group, Inc.	7,756,227	1.3
1,068,600		Regions Financial Corp.	8,751,834	1.5
365,000		SLM Corp.	7,475,200	1.3
364,497		UnumProvident Corp.	10,297,040	1.7
115,334	@	Walter Investment Management Corp.	4,296,192	0.7
216,000	@	Willis Group Holdings PLC	8,529,840	1.4
			154,143,127	26.0
		Health Care: 9.3%
103,390	@	Actavis, Inc.	9,523,253	1.6
263,070	@	CareFusion Corp.	9,204,819	1.6
96,055		Cigna Corp.	5,990,951	1.0
265,800	@	Hologic, Inc.	6,007,080	1.0
119,321		Humana, Inc.	8,246,274	1.4
174,300	@	Jazz Pharmaceuticals PLC	9,745,113	1.6
88,500		Zimmer Holdings, Inc.	6,656,970	1.1
			55,374,460	9.3
		Industrials: 12.8%
172,300	@	Eaton Corp. PLC	10,553,375	1.8
117,130		Fluor Corp.	7,769,233	1.3
152,400		Joy Global, Inc.	9,070,848	1.5
86,700		Owens Corning, Inc.	3,418,581	0.6
123,700		Paccar, Inc.	6,254,272	1.1
112,800		Pentair Ltd.	5,950,200	1.0
219,300		Robert Half International, Inc.	8,230,329	1.4
49,200		Ryder System, Inc.	2,939,700	0.5
547,940		Southwest Airlines Co.	7,386,231	1.2
101,935		SPX Corp.	8,048,788	1.4
74,900		Stanley Black & Decker, Inc.	6,064,653	1.0
			75,686,210	12.8
		Information Technology: 10.2%
165,500	@	Amdocs Ltd.	5,999,375	1.0
128,135		Analog Devices, Inc.	5,956,996	1.0
283,800		Applied Materials, Inc.	3,825,624	0.6
107,753		Fidelity National Information Services, Inc.	4,269,174	0.7
139,200	@	Juniper Networks, Inc.	2,580,768	0.4
542,251	@	Marvell Technology Group Ltd.	5,737,016	1.0
240,300		Nuance Communications, Inc.	4,849,254	0.8
183,980	@	Sandisk Corp.	10,118,900	1.7
371,600	@	Symantec Corp.	9,171,088	1.6
216,900		Xilinx, Inc.	8,279,073	1.4
			60,787,268	10.2
		Materials: 6.5%
199,000	@	Crown Holdings, Inc.	8,280,390	1.4
154,700		Eastman Chemical Co.	10,808,889	1.8
162,900		International Paper Co.	7,587,882	1.3
98,400		LyondellBasell Industries NV Class A	6,227,736	1.0
128,300		Nucor Corp.	5,921,045	1.0
			38,825,942	6.5
		Utilities: 6.4%
142,140		AGL Resources, Inc.	5,962,773	1.0

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Utilities (continued)
170,860	Ameren Corp.	$5,983,517	1.0
61,510	American Electric Power Co., Inc.	2,991,231	0.5
146,670	Northeast Utilities	6,374,278	1.1
104,540	Pinnacle West Capital Corp.	6,051,821	1.0
257,400	PNM Resources, Inc.	5,994,846	1.0
145,850	PPL Corp.	4,566,564	0.8
		37,925,030	6.4
	Total Common Stock
	(Cost $508,003,829)	588,033,790	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateral(cc)(1): 1.0%
301,103	BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $301,108, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $307,125, due 05/31/14)	301,103	0.1
1,430,352	Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,430,383, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,458,960, due 03/31/13-03/15/53)	1,430,352	0.3
1,430,352	Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,430,383, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $1,458,959, due 09/01/22-04/01/43)	1,430,352	0.2
1,430,352	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,430,383, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,458,959, due 04/25/13-01/01/47)	1,430,352	0.2
1,430,352	Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,430,386, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,458,959, due 07/01/27-04/01/43)	1,430,352	0.2
		6,022,511	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
6,533,495	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $6,533,495)	$6,533,495	1.1
	Total Short-Term Investments
	(Cost $12,556,006)	12,556,006	2.1
	Total Investments in Securities (Cost $520,559,835)	$600,589,796	101.1
	Liabilities in Excess of Other Assets	(6,776,094)	(1.1)
	Net Assets	$593,813,702	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Cost for federal income tax purposes is $524,585,050.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$81,931,373
Gross Unrealized Depreciation	(5,926,627)
Net Unrealized Appreciation	$76,004,746

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$588,033,790	$—	$—	$588,033,790
Short-Term Investments	6,533,495	6,022,511	—	12,556,006
Total Investments, at fair value	$594,567,285	$6,022,511	$—	$600,589,796

*      For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Affiliated Investment Companies: 100.2%
469,220	ING Australia Index Portfolio - Class I	$5,213,035	0.8
13,684,718	ING BlackRock Inflation Protected Bond Portfolio - Class I	149,573,968	22.9
1,854,075	ING Euro STOXX 50® Index Portfolio - Class I	17,762,034	2.7
1,181,163	ING FTSE 100 Index® Portfolio - Class I	14,799,968	2.2
183,961	ING Hang Seng Index Portfolio - Class I	2,553,385	0.4
1,157,863	ING Japan TOPIX Index Portfolio - Class I	12,145,986	1.8
963,128	ING RussellTM Mid Cap Index Portfolio - Class I	13,531,942	2.1
27,862,536	ING U.S. Bond Index Portfolio - Class I	305,094,768	46.7
10,581,507	ING U.S. Stock Index Portfolio - Class I	134,490,957	20.6
	Total Investments in Affiliated Investment Companies
	(Cost $581,968,006)	$655,166,043	100.2
	Liabilities in Excess of Other Assets	(1,482,625)	(0.2)
	Net Assets	$653,683,418	100.0

Cost for federal income tax purposes is $586,091,878.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$69,074,165
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$69,074,165

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$655,166,043	$—	$—	$655,166,043
Total Investments, at fair value	$655,166,043	$—	$—	$655,166,043

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Affiliated Investment Companies: 100.0%
9,328,692	ING Australia Index Portfolio - Class I	$103,641,765	2.3
36,859,575	ING Euro STOXX 50® Index Portfolio - Class I	353,114,724	7.7
23,486,738	ING FTSE 100 Index® Portfolio - Class I	294,288,822	6.4
3,656,909	ING Hang Seng Index Portfolio - Class I	50,757,904	1.1
23,027,321	ING Japan TOPIX Index Portfolio - Class I	241,556,597	5.3
46,629,587	ING RussellTM Mid Cap Index Portfolio - Class I	655,145,695	14.3
19,521,920	ING RussellTM Small Cap Index Portfolio - Class I	282,286,958	6.1
102,500,068	ING U.S. Bond Index Portfolio - Class I	1,122,375,746	24.4
117,096,187	ING U.S. Stock Index Portfolio - Class I	1,488,292,532	32.4
	Total Investments in Affiliated Investment Companies
	(Cost $3,887,165,902)	$4,591,460,743	100.0
	Liabilities in Excess of Other Assets	(1,490,863)	—
	Net Assets	$4,589,969,880	100.0

Cost for federal income tax purposes is $3,912,093,637.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$679,367,106
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$679,367,106

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$4,591,460,743	$—	$—	$4,591,460,743
Total Investments, at fair value	$4,591,460,743	$—	$—	$4,591,460,743

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Affiliated Investment Companies: 100.1%
5,249,520	ING Australia Index Portfolio - Class I	$58,322,167	1.9
20,742,745	ING Euro STOXX 50® Index Portfolio - Class I	198,715,495	6.4
13,216,311	ING FTSE 100 Index® Portfolio - Class I	165,600,371	5.3
2,057,883	ING Hang Seng Index Portfolio - Class I	28,563,420	0.9
12,957,179	ING Japan TOPIX Index Portfolio - Class I	135,920,808	4.4
27,224,981	ING RussellTM Mid Cap Index Portfolio - Class I	382,510,983	12.3
8,865,082	ING RussellTM Small Cap Index Portfolio - Class I	128,189,089	4.1
97,750,175	ING U.S. Bond Index Portfolio - Class I	1,070,364,416	34.3
74,777,306	ING U.S. Stock Index Portfolio - Class I	950,419,563	30.5
	Total Investments in Affiliated Investment Companies
	(Cost $2,708,349,020)	$3,118,606,312	100.1
	Liabilities in Excess of Other Assets	(2,486,194)	(0.1)
	Net Assets	$3,116,120,118	100.0

Cost for federal income tax purposes is $2,723,347,365.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$395,258,947
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$395,258,947

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$3,118,606,312	$—	$—	$3,118,606,312
Total Investments, at fair value	$3,118,606,312	$—	$—	$3,118,606,312

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Affiliated Investment Companies: 100.0%
2,628,993	ING Australia Index Portfolio - Class I	$29,208,107	1.6
21,670,628	ING BlackRock Inflation Protected Bond Portfolio - Class I	236,859,967	12.8
10,387,692	ING Euro STOXX 50® Index Portfolio - Class I	99,514,090	5.4
6,618,716	ING FTSE 100 Index® Portfolio - Class I	82,932,516	4.5
1,030,563	ING Hang Seng Index Portfolio - Class I	14,304,212	0.8
6,489,469	ING Japan TOPIX Index Portfolio - Class I	68,074,530	3.7
10,794,442	ING RussellTM Mid Cap Index Portfolio - Class I	151,661,907	8.2
2,636,241	ING RussellTM Small Cap Index Portfolio - Class I	38,120,051	2.1
61,451,635	ING U.S. Bond Index Portfolio - Class I	672,895,407	36.4
35,577,699	ING U.S. Stock Index Portfolio - Class I	452,192,558	24.5
	Total Investments in Affiliated Investment Companies
	(Cost $1,662,167,584)	$1,845,763,345	100.0
	Assets in Excess of Other Liabilities	4,101	—
	Net Assets	$1,845,767,446	100.0

Cost for federal income tax purposes is $1,669,310,631.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$176,452,714
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$176,452,714

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$1,845,763,345	$—	$—	$1,845,763,345
Total Investments, at fair value	$1,845,763,345	$—	$—	$1,845,763,345

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2013 (Unaudited)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 60.9%
		Consumer Discretionary: 9.2%
166,400	@	Autozone, Inc.		$66,022,528	1.4
1,153,100		Delphi Automotive PLC		51,197,640	1.1
730,380	@	Dollar General Corp.		36,942,620	0.8
314,450	@	Dollar Tree, Inc.		15,228,814	0.3
272,900	@	General Motors Co.		7,592,078	0.2
775,196		Johnson Controls, Inc.		27,186,124	0.6
138,200		Kohl’s Corp.		6,375,166	0.1
706		Lear Corp.		38,738	0.0
1,665,000		Lowe’s Cos., Inc.		63,136,800	1.3
237,964		McGraw-Hill Cos., Inc.		12,393,165	0.3
872,800		Omnicom Group, Inc.		51,407,920	1.1
1,158,310		TRW Automotive Holdings Corp.		63,707,050	1.3
575,200		Walt Disney Co.		32,671,360	0.7
				433,900,003	9.2
		Consumer Staples: 6.9%
584,100		Avon Products, Inc.		12,108,393	0.3
972,084		General Mills, Inc.		47,933,462	1.0
814,544		Kellogg Co.		52,481,070	1.1
91,352		Nestle S.A.		6,611,566	0.2
817,134		PepsiCo, Inc.		64,643,471	1.4
735,497		Philip Morris International, Inc.		68,187,927	1.4
923,573		Procter & Gamble Co.		71,170,535	1.5
				323,136,424	6.9
		Energy: 3.3%
199,960		Anadarko Petroleum Corp.		17,486,502	0.4
274,400		Apache Corp.		21,172,704	0.5
87,400		Chevron Corp.		10,384,868	0.2
313,200		ExxonMobil Corp.		28,222,452	0.6
186,400		Range Resources Corp.		15,105,856	0.3
1,632,400		Williams Companies, Inc.		61,149,704	1.3
				153,522,086	3.3
		Financials: 10.7%
3,532,369		Invesco Ltd.		102,297,406	2.2
552,610		JPMorgan Chase & Co.		26,226,871	0.6
1,900,757		Marsh & McLennan Cos., Inc.		72,171,743	1.5
552,600		Northern Trust Corp.		30,149,856	0.7
1,525,700		State Street Corp.		90,153,613	1.9
3,471,700		TD Ameritrade Holding Corp.		71,586,454	1.5
2,408,700		US Bancorp.		81,727,191	1.7
982,700		XL Group PLC		29,775,810	0.6
				504,088,944	10.7
		Health Care: 8.8%
276,700		AmerisourceBergen Corp.		14,236,215	0.3
381,400		Densply International, Inc.		16,178,988	0.3
127,202	@	Henry Schein, Inc.		11,772,545	0.2
186,921	@	Laboratory Corp. of America Holdings		16,860,274	0.4
173,500		McKesson Corp.		18,731,060	0.4
3,633,937		Pfizer, Inc.		104,875,422	2.2
2,133,768		Thermo Fisher Scientific, Inc.		163,211,915	3.5
1,191,724		UnitedHealth Group, Inc.		68,178,530	1.4
72,800		Zoetis, Inc.		2,431,520	0.1
				416,476,469	8.8
		Industrials: 8.2%
95,712		Actuant Corp.		2,930,701	0.1
2,643,291		Danaher Corp.		164,280,536	3.5
654,900		Honeywell International, Inc.		49,346,715	1.0
1,827,875		United Technologies Corp.		170,778,361	3.6
				387,336,313	8.2
		Information Technology: 10.9%
309,100		Accenture PLC		23,482,327	0.5
107,000		Apple, Inc.		47,361,410	1.0
369,400		Cisco Systems, Inc.		7,724,154	0.2
1,289,957	@	Fiserv, Inc.		113,296,923	2.4
84,900		Google, Inc. - Class A		67,413,147	1.4
180,300		International Business Machines Corp.		38,457,990	0.8
324,600		Microsoft Corp.		9,286,806	0.2
1,181,000		Oracle Corp.		38,193,540	0.8
1,844,160	@	TE Connectivity Ltd.		77,325,629	1.7
2,511,023		Texas Instruments, Inc.		89,091,096	1.9
				511,633,022	10.9
		Materials: 0.5%
396,890	@	Crown Holdings, Inc.		16,514,593	0.3
239,500		Potash Corp. of Saskatchewan		9,400,375	0.2
				25,914,968	0.5
		Utilities: 2.4%
394,700		NRG Energy, Inc.		10,455,603	0.2
1,519,837		Pacific Gas & Electric Co.	.	67,678,342	1.5
1,158,449		Xcel Energy, Inc.		34,405,935	0.7
				112,539,880	2.4
		Total Common Stock
		(Cost $2,276,274,478)		2,868,548,109	60.9
PREFERRED STOCK: 1.6%
		Consumer Discretionary: 0.3%
354,700	@	General Motors Co.		15,230,818	0.3
		Consumer Staples: 0.1%
42	#, @	HJ Heinz Finance Co.		4,307,625	0.1
		Financials: 0.7%
374,000	@, L	Affiliated Managers Group, Inc.		22,954,250	0.5
166,000	@, P	US Bancorp		4,956,760	0.1
205,000	@, P	US Bancorp		5,707,200	0.1
				33,618,210	0.7
		Utilities: 0.5%
362,450	@	PPL Corp.		20,206,587	0.4

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2013 (Unaudited) (continued)

	Shares			Value	Percentage of Net Assets
			Utilities (continued)
	160,000	@, P	SCE Trust I	$4,206,400	0.1
				24,412,987	0.5
			Total Preferred Stock
			(Cost $71,471,567)	77,569,640	1.6
WARRANTS: 0.0%
			Consumer Discretionary: 0.0%
	79		Lear Corp.	4,335	0.0
			Total Warrants (Cost $—)	4,335	0.0

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.9%
			Consumer Discretionary: 4.4%
8,560,000		L	Amazon.com, Inc., 0.650%, 11/27/15	$8,555,275	0.2
	750,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 2.704%, 09/06/14	759,187	0.0
	1,980,000	L	CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,140,875	0.0
	2,590,873		Charter Communications Operating, LLC, 3.460%, 09/06/16	2,606,159	0.1
	8,050,000		Delphi Corp., 5.875%, 05/15/19	8,734,250	0.2
	4,072,482		Dollar General Corp., 2.954%, 07/06/17	4,084,117	0.1
	5,950,000		Dollar General Corp., 2.954%, 07/06/17	5,966,999	0.1
	1,350,000		Dollar General Corp., 4.125%, 07/15/17	1,456,312	0.0
	105,030,574		Dunkin’ Brands, Inc. - TL B3 1L, 5.000%, 02/14/20	106,409,100	2.3
	11,570,252		Federal Mogul Corp. - TL C, 2.138%, 12/28/15	10,845,503	0.2
	9,695,000		Lamar Media Corp., 9.750%, 04/01/14	10,494,837	0.2
	6,420,000	#	NBCUniversal Enterprise, Inc., 0.817%, 04/15/16	6,420,385	0.1
	2,805,000	#	NBCUniversal Enterprise, Inc., 0.965%, 04/15/18	2,799,511	0.1
	5,561,063		Peninsula Gaming, LLC - TL B, 5.750%, 11/20/17	5,668,808	0.1
	2,290,125		SBA Senior Finance II, LLC, 3.750%, 06/30/18	2,318,752	0.0
	2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,337,188	0.1
	3,250,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,713,125	0.1
	8,095,000		The Walt Disney Co., 0.280%, 02/11/15	8,094,320	0.2
	3,195,000		The Walt Disney Co., 0.450%, 12/01/15	3,194,070	0.1
EUR	2,000,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	2,797,647	0.1
	1,300,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	1,428,375	0.0
	3,476,262		Univision Communications, Inc., 4.454%, 03/31/17	3,498,239	0.1
EUR	1,548,330	#	UPC Germany GmbH, 8.125%, 12/01/17	2,140,732	0.0
	645,000		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	672,413	0.0
	960,000		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	1,022,400	0.0
				209,158,579	4.4
			Consumer Staples: 2.2%
	11,000,000	L	Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	11,016,313	0.2
	249,370		B&G Food - TL B, 4.000%, 11/30/18	253,267	0.0
	3,300,000		Campbell Soup Co., 0.599%, 08/01/14	3,309,854	0.1
	6,265,000		Coca-Cola Co/The, 0.264%, 03/05/15	6,270,382	0.1
	5,635,000		Costco Wholesale Corp., 0.650%, 12/07/15	5,646,805	0.1
	4,265,000		General Mills, Inc., 0.601%, 01/29/16	4,271,632	0.1
	1,775,000		General Mills, Inc., 0.875%, 01/29/16	1,782,371	0.0
	3,340,000	#	Heineken NV, 0.800%, 10/01/15	3,342,388	0.1
	40,775,000		HJ Heinz Co., 3.500%, 02/15/20	41,177,653	0.9
	4,390,000		Kellogg Co., 0.522%, 02/13/15	4,397,775	0.1
	7,550,000		PepsiCo, Inc., 0.497%, 02/26/16	7,559,868	0.2
	4,700,000		PepsiCo, Inc., 0.700%, 02/26/16	4,704,573	0.1
	2,182,625		Pinnacle Foods Finance, LLC - TL F, 4.750%, 10/17/18	2,207,959	0.0
	1,085,000		Reynolds American, Inc., 1.050%, 10/30/15	1,086,071	0.0
	2,585,000		Walgreen Co., 0.780%, 03/13/14	2,592,553	0.1
	2,585,000		Walgreen Co., 1.000%, 03/13/15	2,591,413	0.1
				102,210,877	2.2
			Energy: 2.2%
	4,400,000		Concho Resources, Inc., 5.500%, 10/01/22	4,598,000	0.1
	6,475,000		Concho Resources, Inc., 5.500%, 04/01/23	6,750,187	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
2,500,000		EP Energy, LLC / Everest Acquisition Finance, Inc., 6.875%, 05/01/19	$2,750,000	0.1
18,800,000		EQT Corp., 4.875%, 11/15/21	19,967,104	0.4
3,645,000		EQT Corp., 8.125%, 06/01/19	4,532,889	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,344,998	0.1
1,125,000		Laredo Petroleum, Inc., 7.375%, 05/01/22	1,237,500	0.0
1,425,000		Laredo Petroleum, Inc., 9.500%, 02/15/19	1,617,375	0.0
2,290,000		Marathon Oil Corp., 0.900%, 11/01/15	2,285,867	0.0
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,158,809	0.0
512,000	L	Peabody Energy Corp., 4.750%, 12/15/41	419,840	0.0
745,000		QEP Resources, Inc., 6.800%, 03/01/20	832,537	0.0
5,550,000	#	Range Resources Corp., 5.000%, 03/15/23	5,688,750	0.1
2,675,000		Range Resources Corp., 5.750%, 06/01/21	2,882,312	0.1
11,625,000		Range Resources Corp., 5.000%, 08/15/22	11,915,625	0.3
3,025,000		Range Resources Corp., 8.000%, 05/15/19	3,327,500	0.1
6,835,000		Shell International Finance BV, 0.625%, 12/04/15	6,864,698	0.1
2,350,000		SM Energy Co., 6.500%, 01/01/23	2,585,000	0.1
2,757,904		Terra-Gen Finance Co., LLC, 6.500%, 06/22/17	2,761,351	0.1
5,205,000		Total Capital International SA, 0.750%, 01/25/16	5,221,500	0.1
7,625,000		Total Capital Canada Ltd., 0.750%, 01/15/16	7,664,071	0.2
6,525,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	6,522,116	0.1
			105,928,029	2.2
		Financials: 3.6%
2,640,000	#	American Honda Finance Corp., 0.378%, 08/02/13	2,640,958	0.1
2,000,000	#	American Honda Finance Corp., 0.405%, 04/08/14	2,000,234	0.1
4,120,000	#	American Honda Finance Corp., 1.000%, 08/11/15	4,137,160	0.1
450,000		American Tower Corp., 4.625%, 04/01/15	480,091	0.0
3,325,000		Caterpillar Financial Services Corp., 0.527%, 02/26/16	3,330,300	0.1
3,890,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	3,895,886	0.1
1,125,000	#	CIT Group, Inc., 5.250%, 04/01/14	1,171,406	0.0
1,650,000		CNH Capital, LLC, 6.250%, 11/01/16	1,831,500	0.1
750,000		Delos Aircraft, Inc. - TL 2, 4.750%, 04/12/16	755,625	0.0
1,275,000		E*TRADE Financial Corp., 6.000%, 11/15/17	1,340,344	0.0
5,150,000		E*TRADE Financial Corp., 6.375%, 11/15/19	5,471,875	0.1
575,000		E*TRADE Financial Corp., 6.750%, 06/01/16	622,437	0.0
4,050,000		Flying Fortress, Inc., 5.000%, 06/30/17	4,075,312	0.1
2,400,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	2,448,266	0.1
4,500,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	4,595,796	0.1
10,660,000		Ford Motor Credit Co., LLC, 3.875%, 01/15/15	11,086,560	0.2
3,100,000		Ford Motor Credit Co., LLC, 4.250%, 02/03/17	3,321,687	0.1
3,750,000		Ford Motor Credit Co., LLC, 5.000%, 05/15/18	4,141,541	0.1
3,850,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	4,496,011	0.1
4,400,000		Ford Motor Credit Co., LLC, 7.000%, 10/01/13	4,539,115	0.1
4,400,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	4,734,717	0.1
4,225,000		Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,663,344	0.1
362,000		Host Marriott LP, 6.750%, 06/01/16	370,598	0.0
14,435,000	#	International Lease Finance Corp., 6.500%, 09/01/14	15,445,450	0.3
5,125,000	L	Janus Capital Group, Inc., 6.700%, 06/15/17	5,874,311	0.1
8,495,000		John Deere Capital Corp., 0.380%, 10/08/14	8,506,060	0.2
9,400,000		John Deere Capital Corp., 0.404%, 01/12/15	9,405,772	0.2
3,830,000		John Deere Capital Corp., 0.750%, 01/22/16	3,844,232	0.1
2,860,000		John Deere Capital Corp., 0.700%, 09/04/15	2,865,414	0.1
10,634,000		KFW, 0.500%, 04/19/16	10,629,002	0.2
5,870,000		Legg Mason, Inc., 5.500%, 05/21/19	6,380,989	0.1
1,020,000		PACCAR Financial Corp., 0.563%, 02/08/16	1,021,593	0.0
1,414,313		Pinnacle Foods Finance, LLC - TL E, 4.750%, 10/17/18	1,429,214	0.0

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2013 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Financials (continued)
210,000			Regions Bank/Birmingham AL, 7.500%, 05/15/18	$258,300	0.0
	245,000		Synovus Financial Corp., 5.125%, 06/15/17	246,838	0.0
	5,700,000		Toyota Motor Credit Corp., 0.369%, 08/22/14	5,705,979	0.1
	5,500,000		Toyota Motor Credit Corp., 0.430%, 03/10/15	5,507,931	0.1
	4,785,000	L	Toyota Motor Credit Corp., 01/23/15	4,787,201	0.1
	4,170,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	4,503,600	0.1
	5,334,688		Vantiv, LLC - TL B, 3.750%, 03/27/19	5,363,031	0.1
				167,925,680	3.6
			Health Care: 0.3%
	2,500,000		DaVita, Inc., 4.000%, 11/01/19	2,529,103	0.1
	1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,929,375	0.1
	1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,121,250	0.0
	4,220,000	#	Takeda Pharmaceutical Co. Ltd., 1.031%, 03/17/15	4,258,520	0.1
	1,700,000	#	Zoetis, Inc., 1.150%, 02/01/16	1,705,855	0.0
	1,120,000	#	Zoetis, Inc., 1.875%, 02/01/18	1,129,036	0.0
				12,673,139	0.3
			Industrials: 1.3%
	997,253		American Airlines Pass-Through Trust, 10.375%, 07/02/19	1,042,130	0.0
	5,120,000		Continental Airlines, Inc., 4.150%, 04/11/24	5,356,800	0.1
	12,842,000	L	Continental Airlines, Inc., 4.500%, 01/15/15	23,035,337	0.5
	1,035,000		Continental Airlines, Inc., 6.250%, 04/11/20	1,086,750	0.0
	2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,368,125	0.1
	1,740,011		Continental Airlines, Inc., 7.250%, 11/10/19	2,031,463	0.0
	2,316,048		Continental Airlines, Inc., 9.000%, 07/08/16	2,677,930	0.1
	1,540,133		Delta Air Lines, 5.300%, 04/15/19	1,701,847	0.0
	1,875,189		Delta Air Lines, 7.750%, 12/17/19	2,165,843	0.1
	3,825,000		Precision Castparts Corp., 0.700%, 12/20/15	3,835,175	0.1
	7,875,000		United Technologies Corp., 0.787%, 06/01/15	7,956,349	0.2
	5,608,644		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 04/22/23	6,225,595	0.1
	778,116		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 04/22/17	834,529	0.0
				60,317,873	1.3
			Information Technology: 0.4%
	3,800,000		Autodesk, Inc., 1.950%, 12/15/17	3,769,513	0.1
	10,629,000		Xilinx, Inc., 3.125%, 03/15/37	14,302,648	0.3
				18,072,161	0.4
			Materials: 0.2%
	3,875,000		Ball Corp., 7.375%, 09/01/19	4,310,937	0.1
EUR	3,000,000		Rexam PLC, 6.750%, 06/29/67	4,026,727	0.1
				8,337,664	0.2
			Telecommunication Services: 3.8%
	11,400,000		AT&T, Inc., 0.677%, 02/12/16	11,455,165	0.2
	9,570,000		AT&T, Inc., 0.800%, 12/01/15	9,557,167	0.2
	4,750,000		AT&T, Inc., 0.900%, 02/12/16	4,750,527	0.1
	3,695,000		British Telecommunications PLC, 1.405%, 12/20/13	3,724,597	0.1
	2,500,000		British Telecommunications PLC, 2.000%, 06/22/15	2,559,112	0.1
	3,430,000	L	Cricket Communications, Inc., 7.750%, 10/15/20	3,438,575	0.1
	6,640,000		Crown Castle International Corp., 7.125%, 11/01/19	7,287,400	0.2
	16,349,590		Crown Castle Operating Co., 4.000%, 01/31/19	16,562,135	0.3
	46,882,500		Intelsat Jackson Holdings SA, 4.500%, 04/02/18	47,673,642	1.0
CHF	575,000	#	Matterhorn Mobile SA, 5.399%, 05/15/19	616,612	0.0
CHF	1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,715,184	0.0
	2,656,000		SBA Communications Corp., 1.875%, 05/01/13	4,598,200	0.1
	407,000		SBA Communications Corp., 8.250%, 08/15/19	450,752	0.0
	775,000		Sprint Capital Corp., 6.900%, 05/01/19	854,438	0.0
	15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	19,658,963	0.4
	1,060,000		Sprint Nextel Corp., 11.500%, 11/15/21	1,487,975	0.0
CAD	1,775,000		Telesat Canada, 4.400%, 03/28/17	1,740,753	0.0
CAD	8,000,000		Telesat Canada, 4.430%, 03/28/19	7,855,490	0.2
	9,781,350		Telesat Canada, 5.500%, 03/28/19	9,872,991	0.2
	7,985,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	8,863,350	0.2

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services (continued)
7,125,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	$7,784,063	0.2
9,400,000	#	Verizon Communications, Inc., 0.481%, 03/06/15	9,400,846	0.2
			181,907,937	3.8
		Utilities: 0.5%
7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, 06/01/16	8,298,281	0.2
2,834,000	#	Calpine Corp., 7.500%, 02/15/21	3,124,485	0.1
2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,496,845	0.0
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,314,675	0.0
3,725,000		Florida Power Corp., 0.650%, 11/15/15	3,727,797	0.1
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,854,800	0.1
			21,816,883	0.5
		Total Corporate Bonds/Notes
		(Cost $849,300,964)	888,348,822	18.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
19,520,000		Ally Master Owner Trust, 0.903%, 06/15/17	19,652,082	0.4
		Total Collateralized Mortgage Obligations
		(Cost $19,520,000)	19,652,082	0.4
ASSET-BACKED SECURITIES: 0.2%
		Automobile Asset-Backed Securities: 0.2%
4,885,000		Ford Credit Auto Owner Trust, 0.580%, 12/15/16	4,894,809	0.1
4,755,000		Honda Auto Receivables Owner Trust, 0.560%, 05/15/16	4,760,088	0.1
		Total Asset-Backed Securities
		(Cost $9,639,607)	9,654,897	0.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.8%
		Federal Home Loan Mortgage Corporation: 1.5%##
8,095,321		0.583%, due 07/15/42	8,171,041	0.2
14,431,603		0.603%, due 05/15/39	14,521,628	0.3
12,903,454		0.653%, due 08/15/42	13,052,289	0.3
3,380,130		0.653%, due 08/15/42	3,411,437	0.1
7,795,611		0.703%, due 06/15/42	7,879,924	0.2
5,188,213		0.703%, due 06/15/42	5,251,804	0.1
4,232,354		0.703%, due 07/15/42	4,285,121	0.1
6,212,834		0.703%, due 07/15/42	6,324,361	0.1
4,255,246		0.703%, due 07/15/42	4,307,523	0.1
2,562,690		0.703%, due 08/15/42	2,594,218	0.0
			69,799,346	1.5
		Federal National Mortgage Association: 2.7%##
3,376,194		0.584%, due 09/25/42	3,405,103	0.1
6,514,632		0.604%, due 04/25/39	6,557,329	0.1
12,478,402		0.604%, due 08/25/39	12,556,205	0.3
6,083,130		0.604%, due 07/25/42	6,126,275	0.1
6,756,802		0.604%, due 09/25/42	6,822,390	0.1
12,972,926		0.604%, due 10/25/42	13,080,062	0.3
17,606,789		0.604%, due 10/25/42	17,780,127	0.4
7,508,511		0.604%, due 10/25/42	7,571,643	0.2
5,307,709		0.654%, due 07/25/42	5,359,117	0.1
6,448,243		0.654%, due 08/25/42	6,546,095	0.1
7,141,499		0.654%, due 09/25/42	7,225,055	0.2
12,425,374		0.654%, due 09/25/42	12,568,303	0.3
2,015,259		0.654%, due 09/25/42	2,038,707	0.0
11,331,526		0.654%, due 09/25/42	11,481,941	0.2
5,868,531		0.704%, due 08/25/42	5,976,389	0.1
4,150,606		0.754%, due 03/25/42	4,225,659	0.1
			129,320,400	2.7
		Government National Mortgage Association: 0.6%
4,973,925		0.553%, due 02/20/42	5,006,290	0.1
6,033,877		0.603%, due 07/16/41	6,083,394	0.2
5,087,305		0.603%, due 03/16/42	5,135,742	0.1
9,428,034		0.603%, due 04/16/42	9,521,796	0.2
			25,747,222	0.6
		Total U.S. Government Agency Obligations
		(Cost $223,088,046)	224,866,968	4.8
		Total Long-Term Investments
		(Cost $3,449,294,662)	4,088,644,853	86.8
SHORT-TERM INVESTMENTS: 13.8%
		Securities Lending Collateral(cc)(1): 0.3%
751,245		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $751,258, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $766,270, due 05/31/14)	751,245	0.0
3,568,696		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,568,774, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $3,640,071, due 03/31/13-03/15/53)	3,568,696	0.0

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
3,568,696		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,568,774, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $3,640,070, due 09/01/22-04/01/43)	$3,568,696	0.1
3,568,696		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,568,774, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,640,071, due 04/25/13-01/01/47)	3,568,696	0.1
3,568,696		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $3,568,782, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $3,640,070, due 07/01/27-04/01/43)	3,568,696	0.1
			15,026,029	0.3

Shares			Value	Percentage of Net Assets
		Affiliated Investment Companies: 13.5%
635,129,965		T. Rowe Price Reserve Investment Fund
		(Cost $635,129,964)	$635,129,964	13.5
		Total Short-Term Investments
		(Cost $650,155,993)	650,155,993	13.8
		Total Investments in Securities (Cost $4,099,450,655)	$4,738,800,846	100.6
		Liabilities in Excess of Other Assets	(29,655,256)	(0.6)
		Net Assets	$4,709,145,590	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	CAD	Canadian Dollar
	CHF	Swiss Franc
	EUR	EU Euro

		Cost for federal income tax purposes is $4,100,301,770.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$644,432,199
		Gross Unrealized Depreciation	(5,933,123)
		Net Unrealized Appreciation	$638,499,076

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$433,900,003	$—	$—	$433,900,003
Consumer Staples	316,524,858	6,611,566	—	323,136,424
Energy	153,522,086	—	—	153,522,086
Financials	504,088,944	—	—	504,088,944
Health Care	416,476,469	—	—	416,476,469
Industrials	387,336,313	—	—	387,336,313
Information Technology	511,633,022	—	—	511,633,022
Materials	25,914,968	—	—	25,914,968
Utilities	112,539,880	—	—	112,539,880
Total Common Stock	2,861,936,543	6,611,566	—	2,868,548,109
Preferred Stock	25,894,778	51,674,862	—	77,569,640
Warrants	4,335	—	—	4,335
Corporate Bonds/Notes	—	888,348,822	—	888,348,822
Collateralized Mortgage Obligations	—	19,652,082	—	19,652,082
Short-Term Investments	635,129,964	15,026,029	—	650,155,993
U.S. Government Agency Obligations	—	224,866,968	—	224,866,968
Asset-Backed Securities	—	9,654,897	—	9,654,897
Total Investments, at fair value	$3,522,965,620	$1,215,835,226	$—	$4,738,800,846
Liabilities Table
Other Financial Instruments+
Written Options	$(13,850,639)	$—	$—	$(13,850,639)
Total Liabilities	$(13,850,639)	$—	$—	$(13,850,639)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on March 31, 2013:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Accenture PLC	70.00	05/18/13	417	$157,205	$(246,030)
Accenture PLC	72.50	05/18/13	417	108,418	(152,622)
Accenture PLC	75.00	05/18/13	417	72,556	(79,230)
Apache Corp.	90.00	01/18/14	547	225,211	(118,699)
Cisco Systems, Inc.	22.00	01/18/14	3,672	462,845	(407,592)
International Business Machines Corp.	200.00	01/18/14	279	279,000	(528,705)
International Business Machines Corp.	210.00	01/18/14	279	167,740	(354,330)
International Business Machines Corp.	230.00	01/18/14	1,091	485,497	(469,130)
JPMorgan Chase & Co.	45.00	01/18/14	2,070	540,258	(1,003,950)
JPMorgan Chase & Co.	55.00	01/18/14	2,957	349,344	(286,829)
Microsoft Corp.	30.00	01/18/14	3,246	324,593	(366,798)
NRG Energy, Inc.	25.00	01/18/14	1,066	186,539	(330,460)
NRG Energy, Inc.	27.00	01/18/14	1,066	122,462	(213,200)
Oracle Corp.	32.00	01/18/14	2,308	609,352	(653,164)
Oracle Corp.	35.00	01/18/14	2,309	359,883	(348,659)
Oracle Corp.	37.00	01/18/14	3,510	349,150	(319,410)
PepsiCo, Inc.	75.00	01/18/14	2,167	352,337	(1,202,685)
PepsiCo, Inc.	77.50	01/18/14	1,851	196,041	(697,827)
Pfizer, Inc.	27.00	01/18/14	5,864	720,950	(1,489,456)
Philip Morris International, Inc.	95.00	01/18/14	495	144,537	(183,150)
Philip Morris International, Inc.	97.50	01/18/14	495	107,908	(134,640)
Procter & Gamble Co.	75.00	01/18/14	2,668	276,324	(1,107,220)
The Walt Disney Co.	55.00	01/18/14	1,270	396,855	(641,350)
The Walt Disney Co.	57.50	01/18/14	1,270	271,147	(457,200)
US Bancorp.	34.00	06/22/13	1,341	112,092	(134,100)
US Bancorp.	35.00	01/18/14	4,731	586,990	(719,112)
US Bancorp.	37.00	01/18/14	6,858	479,388	(555,498)
Williams Companies, Inc.	40.00	08/17/13	1,288	87,582	(153,272)
Williams Companies, Inc.	40.00	01/18/14	1,907	165,905	(387,121)
Zoetis, Inc.	35.00	10/19/13	728	156,500	(109,200)
				$8,854,609	$(13,850,639)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.7%
		Consumer Discretionary: 10.8%
397,200		Cablevision Systems Corp.	$5,942,112	0.4
202,300		Carnival Corp.	6,938,890	0.4
189,600		Comcast Corp. — Class A	7,965,096	0.5
596,100		Ford Motor Co.	7,838,715	0.5
113,800		Genuine Parts Co.	8,876,400	0.6
140,600	L	Hasbro, Inc.	6,177,964	0.4
250,500		Johnson Controls, Inc.	8,785,035	0.6
334,900		Kohl’s Corp.	15,448,937	1.0
216,700		Macy’s, Inc.	9,066,728	0.6
118,075		The Madison Square Garden, Inc.	6,801,120	0.4
390,200		Mattel, Inc.	17,086,858	1.1
237,000		McGraw-Hill Cos., Inc.	12,342,960	0.8
395,100	@	New York Times Co.	3,871,980	0.3
770,200		Staples, Inc.	10,343,786	0.7
14,500		Tiffany & Co.	1,008,330	0.1
331,866		Time Warner, Inc.	19,122,119	1.2
227,400		Walt Disney Co.	12,916,320	0.8
26,200		Whirlpool Corp.	3,103,652	0.2
254,978		WPP PLC	4,074,833	0.2
			167,711,835	10.8
		Consumer Staples: 5.6%
431,800		Archer-Daniels-Midland Co.	14,564,614	0.9
593,100		Avon Products, Inc.	12,294,963	0.8
345,300		Campbell Soup Co.	15,662,808	1.0
188,500		Clorox Co.	16,687,905	1.1
68,900		Energizer Holdings, Inc.	6,871,397	0.4
102,100		McCormick & Co., Inc.	7,509,455	0.5
174,300		PepsiCo, Inc.	13,788,873	0.9
			87,380,015	5.6
		Energy: 14.0%
185,100		Anadarko Petroleum Corp.	16,186,995	1.1
278,800		Apache Corp.	21,512,208	1.4
197,324		BP PLC ADR	8,356,671	0.5
312,290		Chevron Corp.	37,106,298	2.4
100,600		ConocoPhillips	6,046,060	0.4
320,300		Consol Energy, Inc.	10,778,095	0.7
160,000		Diamond Offshore Drilling	11,129,600	0.7
352,924		ExxonMobil Corp.	31,801,982	2.1
232,800		Hess Corp.	16,670,808	1.1
268,400		Murphy Oil Corp.	17,105,132	1.1
191,300	L	Petroleo Brasileiro SA ADR	3,169,841	0.2
338,600		Royal Dutch Shell PLC - Class A ADR	22,063,176	1.4
190,700		Schlumberger Ltd.	14,281,523	0.9
			216,208,389	14.0
		Financials: 19.7%
367,700		Allstate Corp.	18,043,039	1.2
299,000		American Express Co.	20,170,540	1.3
1,524,719		Bank of America Corp.	18,571,078	1.2
325,900		Bank of New York Mellon Corp.	9,121,941	0.6
164,600		Capital One Financial Corp.	9,044,770	0.6
85,300		Chubb Corp.	7,466,309	0.5
836,844		JPMorgan Chase & Co.	39,716,616	2.6
368,100		Legg Mason, Inc.	11,834,415	0.8
264,077		Lincoln National Corp.	8,611,551	0.6
110,500		Loews Corp.	4,869,735	0.3
443,600		Marsh & McLennan Cos., Inc.	16,843,492	1.1
261,900		Northern Trust Corp.	14,289,264	0.9
291,000		PNC Financial Services Group, Inc.	19,351,500	1.2
618,700		Regions Financial Corp.	5,067,153	0.3
583,600		SLM Corp.	11,952,128	0.8
201,000		Sun Life Financial, Inc.	5,485,290	0.3
443,200		SunTrust Bank	12,768,592	0.8
712,500		US Bancorp.	24,175,125	1.6
775,100		Wells Fargo & Co.	28,670,949	1.8
380,151		Weyerhaeuser Co.	11,929,138	0.8
174,600	@	Willis Group Holdings PLC	6,894,954	0.4
			304,877,579	19.7
		Health Care: 7.0%
130,900		Agilent Technologies, Inc.	5,493,873	0.4
341,300		Bristol-Myers Squibb Co.	14,058,147	0.9
58,200	@	Hospira, Inc.	1,910,706	0.1
269,600		Johnson & Johnson	21,980,488	1.4
385,600		Merck & Co., Inc.	17,055,088	1.1
715,076		Pfizer, Inc.	20,637,093	1.3
128,000		Quest Diagnostics	7,225,600	0.5
262,000		Thermo Fisher Scientific, Inc.	20,040,380	1.3
			108,401,375	7.0
		Industrials: 13.6%
190,200		3M Co.	20,220,162	1.3
155,800		Boeing Co.	13,375,430	0.9
128,181	@	Eaton Corp. PLC	7,851,086	0.5
296,000		Emerson Electric Co.	16,537,520	1.1
1,820,700		General Electric Co.	42,094,584	2.7
242,400		Honeywell International, Inc.	18,264,840	1.2
290,200		Illinois Tool Works, Inc.	17,684,788	1.1
29,100		Ingersoll-Rand PLC - Class A	1,600,791	0.1
32,000		Joy Global, Inc.	1,904,640	0.1
68,500		Lockheed Martin Corp.	6,611,620	0.4
431,300		Masco Corp.	8,733,825	0.6
232,800		Norfolk Southern Corp.	17,944,224	1.2
436,500	@	United Continental Holdings, Inc.	13,972,365	0.9
182,300		United Parcel Service, Inc. - Class B	15,659,570	1.0
165,900	@, L	USG Corp.	4,386,396	0.3
115,100		Xylem, Inc.	3,172,156	0.2
			210,013,997	13.6
		Information Technology: 8.8%
240,600		Analog Devices, Inc.	11,185,494	0.7

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
18,900		Apple, Inc.	$8,365,707	0.6
727,200		Applied Materials, Inc.	9,802,656	0.6
135,700		CA, Inc.	3,415,569	0.2
600,100		Cisco Systems, Inc.	12,548,091	0.8
225,700		Computer Sciences Corp.	11,111,211	0.7
859,300		Corning, Inc.	11,454,469	0.7
960,200		Dell, Inc.	13,759,666	0.9
261,300		Harris Corp.	12,108,642	0.8
319,500		Hewlett-Packard Co.	7,616,880	0.5
634,100		Microsoft Corp.	18,141,601	1.2
803,900	@, L	Nokia OYJ ADR	2,636,792	0.2
278,600		Texas Instruments, Inc.	9,884,728	0.6
302,700		Western Union Co.	4,552,608	0.3
			136,584,114	8.8
		Materials: 4.6%
133,800	L	Cliffs Natural Resources, Inc.	2,543,538	0.2
145,600		EI Du Pont de Nemours & Co.	7,157,696	0.4
491,093		International Paper Co.	22,875,112	1.5
231,600		MeadWestvaco Corp.	8,407,080	0.5
151,400		Newmont Mining Corp.	6,342,146	0.4
291,500		Nucor Corp.	13,452,725	0.9
205,900		Vulcan Materials Co.	10,645,030	0.7
			71,423,327	4.6
		Telecommunication Services: 3.8%
720,003		AT&T, Inc.	26,416,910	1.7
240,710		CenturyTel, Inc.	8,456,142	0.5
315,596		Telefonica S.A.	4,275,884	0.3
305,950		Verizon Communications, Inc.	15,037,443	1.0
1,821,619		Vodafone Group PLC	5,169,198	0.3
			59,355,577	3.8
		Utilities: 5.8%
424,700		AES Corp.	5,338,479	0.3
284,072		Duke Energy Corp.	20,620,787	1.3
224,300		Entergy Corp.	14,184,732	0.9
407,700		Exelon Corp.	14,057,496	0.9
136,500		FirstEnergy Corp.	5,760,300	0.4
568,100		NiSource, Inc.	16,668,054	1.1
143,200		TECO Energy, Inc.	2,551,824	0.2
341,300		Xcel Energy, Inc.	10,136,610	0.7
			89,318,282	5.8
		Total Common Stock
		(Cost $1,131,976,658)	1,451,274,490	93.7
PREFERRED STOCK: 0.6%
		Consumer Discretionary: 0.6%
203,050	@	General Motors Co.	8,718,967	0.6
		Total Preferred Stock
		(Cost $10,185,535)	8,718,967	0.6
		Total Long-Term Investments
		(Cost $1,142,162,193)	1,459,993,457	94.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateral(cc)(1): 0.9%
707,341	BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $707,353, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $721,488, due 05/31/14)	$707,341	0.1
3,360,091	Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,360,165, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $3,427,294, due 03/31/13-03/15/53)	3,360,091	0.2
3,360,091	Daiwa Capital Markets, Repurchase Agreement dated 03/28/13, 0.33%, due 04/01/13 (Repurchase Amount $3,360,213, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $3,427,293, due 06/01/17-03/01/48)	3,360,091	0.2
3,360,091	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,360,165, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,427,294, due 04/25/13-01/01/47)	3,360,091	0.2

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
3,360,091		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $3,360,172, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $3,427,293, due 07/01/27-04/01/43)	$3,360,091	0.2
			14,147,705	0.9

Shares			Value	Percentage of Net Assets
		Affiliated Investment Companies: 5.2%
79,976,479		T. Rowe Price Reserve Investment Fund
		(Cost $79,976,479)	$79,976,479	5.2
		Total Short-Term Investments
		(Cost $94,124,184)	94,124,184	6.1
		Total Investments in Securities (Cost $1,236,286,377)	$1,554,117,641	100.4
		Liabilities in Excess of Other Assets	(6,054,201)	(0.4)
		Net Assets	$1,548,063,440	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $1,249,655,941.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$367,660,638
		Gross Unrealized Depreciation	(63,198,938)
		Net Unrealized Appreciation	$304,461,700

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$163,637,002	$4,074,833	$—	$167,711,835
Consumer Staples	87,380,015	—	—	87,380,015
Energy	216,208,389	—	—	216,208,389
Financials	304,877,579	—	—	304,877,579
Health Care	108,401,375	—	—	108,401,375
Industrials	210,013,997	—	—	210,013,997
Information Technology	136,584,114	—	—	136,584,114
Materials	71,423,327	—	—	71,423,327
Telecommunication Services	49,910,495	9,445,082	—	59,355,577
Utilities	89,318,282	—	—	89,318,282
Total Common Stock	1,437,754,575	13,519,915	—	1,451,274,490
Preferred Stock	8,718,967	—	—	8,718,967
Short-Term Investments	79,976,479	14,147,705	—	94,124,184
Total Investments, at fair value	$1,526,450,021	$27,667,620	$—	$1,554,117,641

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Australia: 4.0%
251,428		Amcor Ltd.	$2,435,963	1.1
21,048		CSL Ltd.	1,301,006	0.6
47,329		Macquarie Group Ltd.	1,841,175	0.8
77,070		Orica Ltd.	1,970,078	0.8
123,150		Santos Ltd.	1,599,600	0.7
			9,147,822	4.0
		Belgium: 1.3%
31,078		Anheuser-Busch InBev Worldwide, Inc.	3,089,704	1.3
		Brazil: 5.2%
198,000		Banco Santander Brasil S.A. ADR	1,437,480	0.6
108,200		BM&F Bovespa S.A.	727,670	0.3
156,900		BR Malls Participacoes S.A.	1,963,628	0.9
141,300		Itau Unibanco Holding S.A.	2,511,689	1.1
52,900		Lojas Renner SA	1,970,186	0.9
222,300		PDG Realty SA Empreendimentos e Participacoes	346,527	0.2
103,000		Petroleo Brasileiro SA ADR	1,869,450	0.8
96,800		Raia Drogasil SA	1,032,310	0.4
			11,858,940	5.2
		Canada: 4.4%
218,200		Eldorado Gold Corp.	2,085,664	0.9
17,600	@, L	Lululemon Athletica, Inc.	1,097,360	0.5
61,800		Potash Corp. of Saskatchewan	2,425,650	1.1
45,300		Tim Hortons, Inc.	2,461,990	1.1
25,900	@	Valeant Pharmaceuticals International, Inc.	1,944,317	0.8
			10,014,981	4.4
		China: 7.2%
35,500		Avago Technologies Ltd.	1,275,160	0.6
25,900	@	Baidu.com ADR	2,271,430	1.0
110,500		Beijing Enterprises Holdings Ltd.	852,255	0.4
756,000		Belle International Holdings	1,263,169	0.6
1,493,000		China Longyuan Power Group Corp.	1,358,972	0.6
258,000		China Merchants Holdings International Co., Ltd.	849,753	0.4
542,000		China Unicom Ltd.	730,415	0.3
42,700		New Oriental Education & Technology Group ADR	768,600	0.3
1,311,500		Parkson Retail Group Ltd.	781,816	0.3
185,500		Ping An Insurance Group Co. of China Ltd.	1,442,939	0.6
218,000		Shanghai Pharmaceuticals Holding Co. Ltd.	479,757	0.2
16,200	@	Sina Corp.	787,158	0.3
36,800		Tencent Holdings Ltd.	1,177,034	0.5
1,075,000	L	Want Want China Holdings Ltd.	1,655,991	0.7
48,430	@, L	Youku.com, Inc. ADR	812,171	0.4
			16,506,620	7.2
		Denmark: 1.4%
18,053		Carlsberg A/S	1,760,061	0.8
8,564	L	Novo-Nordisk A/S	1,380,364	0.6
			3,140,425	1.4
		France: 4.8%
171,712		AXA S.A.	2,967,422	1.3
43,801	@	Edenred	1,435,511	0.6
66,551		Eutelsat Communications	2,347,785	1.0
18,298		Pernod-Ricard S.A.	2,280,628	1.0
28,215		Schneider Electric S.A.	2,063,313	0.9
			11,094,659	4.8
		Germany: 4.6%
20,538		Bayer AG	2,122,526	0.9
18,474		Brenntag AG	2,888,734	1.3
14,100		Deutsche Boerse AG	855,350	0.4
18,406		Fresenius AG	2,274,200	1.0
10,417		Henkel KGaA - Vorzug	1,003,588	0.4
18,546		SAP AG	1,491,607	0.6
			10,636,005	4.6
		Hong Kong: 4.0%
705,600		AIA Group Ltd.	3,102,331	1.3
523,000		Hang Lung Properties Ltd.	1,958,038	0.9
32,800		Jardine Matheson Holdings Ltd.	2,138,747	0.9
445,000		Kerry Properties Ltd.	1,980,864	0.9
			9,179,980	4.0
		India: 2.5%
63,429		Axis Bank Ltd. GDR	1,539,406	0.7
367,370		Bharti Airtel Ltd.	1,975,671	0.8
151,582		Housing Development Finance Corp.	2,309,674	1.0
			5,824,751	2.5
		Indonesia: 0.8%
724,500	@	Sarana Menara Nusantara PT	1,882,544	0.8
		Ireland: 1.0%
29,000		Accenture PLC	2,203,130	1.0
		Japan: 10.8%
68,600		Bridgestone Corp.	2,308,255	1.0
12,200		FamilyMart Co., Ltd.	557,630	0.2
63,700		Honda Motor Co., Ltd.	2,453,118	1.1
361		Inpex Holdings, Inc.	1,944,267	0.8
62,200		Japan Tobacco, Inc.	1,989,624	0.9
2,241		Jupiter Telecommunications Co.	2,935,309	1.3
161,900		Mitsui & Co., Ltd.	2,282,479	1.0
75,000	L	Mitsui Fudosan Co., Ltd.	2,141,799	0.9

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
50,200		Nippon Telegraph & Telephone Corp.	$2,191,711	0.9
159,000		Nissan Motor Co., Ltd.	1,542,369	0.7
18,500		Sankyo Co., Ltd.	866,190	0.4
41,200		Softbank Corp.	1,898,157	0.8
118,000		Sony Financial Holdings, Inc.	1,764,892	0.8
			24,875,800	10.8
		Malaysia: 1.1%
1,614,300		Astro Malaysia Holdings Bhd	1,511,859	0.7
423,300		CIMB Group Holdings Bhd	1,046,982	0.4
			2,558,841	1.1
		Mexico: 0.5%
54,074		Fresnillo PLC	1,118,437	0.5
		Netherlands: 1.4%
19,997		ASML Holding NV	1,346,920	0.6
59,700		Royal Dutch Shell PLC - Class B	1,985,337	0.8
			3,332,257	1.4
		Norway: 0.9%
83,143		Subsea 7 SA	1,954,001	0.9
		Oman: 0.3%
100,873		BankMuscat GDR	655,675	0.3
		Russia: 0.9%
144,227		Sberbank of Russia ADR	1,848,990	0.8
18,197	@, L	X5 Retail Group N.V. GDR	306,822	0.1
			2,155,812	0.9
		South Africa: 0.5%
150,705		Woolworths Holdings Ltd./South Africa	1,157,110	0.5
		South Korea: 2.5%
527		Amorepacific Corp.	443,529	0.2
8,873		Hyundai Mobis	2,490,874	1.1
2,065		Samsung Electronics Co., Ltd.	2,814,658	1.2
			5,749,061	2.5
		Spain: 0.6%
169,064		Banco Bilbao Vizcaya Argentaria S.A.	1,476,242	0.6
		Sweden: 1.2%
38,716		Assa Abloy AB	1,582,738	0.7
81,868		Elekta AB	1,241,856	0.5
			2,824,594	1.2
		Switzerland: 10.4%
97,720		ABB Ltd.	2,218,404	1.0
35,411		Cie Financiere Richemont SA	2,787,969	1.2
139,617		Credit Suisse Group	3,672,028	1.6
9,800	@	Dufry Group	1,220,753	0.5
19,346		Holcim Ltd.	1,545,281	0.7
52,589		Julius Baer Group Ltd.	2,049,527	0.9
16,804		Kuehne & Nagel International AG	1,834,623	0.8
40,910		Nestle S.A.	2,960,845	1.3
735		SGS S.A.	1,803,975	0.8
18,246		Sonova Holding AG - Reg	2,191,223	0.9
3,730		Syngenta AG	1,560,849	0.7
			23,845,477	10.4
		Taiwan: 1.3%
398,000		Quanta Computer, Inc.	881,432	0.4
634,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,123,428	0.9
			3,004,860	1.3
		Turkey: 0.9%
10,420		BIM Birlesik Magazalar AS	507,893	0.2
276,501		Turkiye Garanti Bankasi A/S	1,468,281	0.7
			1,976,174	0.9
		United Arab Emirates: 0.9%
150,958	@	DP World Ltd.	2,121,596	0.9
		United Kingdom: 15.8%
95,745		ARM Holdings PLC	1,349,079	0.6
92,858		BG Group PLC	1,597,912	0.7
63,348		BHP Billiton PLC	1,844,811	0.8
166,087		British Sky Broadcasting PLC	2,232,366	1.0
64,443		Burberry Group PLC	1,304,652	0.6
208,408		Capita Group PLC	2,848,822	1.2
192,375		Compass Group PLC	2,462,266	1.1
177,096		Experian Group Ltd.	3,069,440	1.3
88,182		GlaxoSmithKline PLC	2,064,971	0.9
139,172		HSBC Holdings PLC	1,484,913	0.7
27,344		Intertek Group PLC	1,412,937	0.6
192,422		Rolls-Royce Holdings PLC	3,311,047	1.4
19,990		SABMiller PLC	1,054,393	0.5
121,652		Serco Group PLC	1,162,917	0.5
127,606		Standard Chartered PLC	3,313,447	1.4
114,488		Tullow Oil PLC	2,143,197	0.9
231,496		WPP PLC	3,699,564	1.6
			36,356,734	15.8
		United States: 5.1%
60,800		Carnival Corp.	2,085,440	0.9
43,500		Las Vegas Sands Corp.	2,451,225	1.1
40,600	@	Liberty Global, Inc.	2,980,040	1.3
139,700	@, L	NII Holdings, Inc.	604,901	0.3
17,165	@, X	Peixe Urbano, Inc.	85,482	0.0
3,300	@	Priceline.com, Inc.	2,270,169	1.0
17,000		Schlumberger Ltd.	1,273,130	0.5
			11,750,387	5.1
		Total Common Stock
		(Cost $201,349,913)	221,492,619	96.3

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		United States: 0.0%
3,895	@	Peixe Urbano, Inc.	$19,397	0.0
		Total Preferred Stock
		(Cost $128,227)	19,397	0.0
		Total Long-Term Investments
		(Cost $201,478,140)	221,512,016	96.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
		Securities Lending Collateral(cc)(1): 3.0%
1,641,290		Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $1,641,321, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,674,116, due 05/01/20-04/01/43)	$1,641,290	0.7
345,513		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $345,519, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $352,423, due 05/31/14)	345,513	0.2
1,641,290		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,641,326, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,674,116, due 03/31/13-03/15/53)	1,641,290	0.7
1,641,290		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,641,326, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,674,116, due 04/25/13-01/01/47)	1,641,290	0.7
1,641,290		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,641,330, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,674,116, due 07/01/27-04/01/43)	1,641,290	0.7
			6,910,673	3.0

Shares			Value	Percentage of Net Assets
		Affiliated Investment Companies: 1.9%
4,314,423		T. Rowe Price Reserve Investment Fund
		(Cost $4,314,423)	$4,314,423	1.9
		Total Short-Term Investments
		(Cost $11,225,096)	11,225,096	4.9
		Total Investments in Securities (Cost $212,703,236)	$232,737,112	101.2
		Liabilities in Excess of Other Assets	(2,837,781)	(1.2)
		Net Assets	$229,899,331	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $214,445,617.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$32,756,826
		Gross Unrealized Depreciation	(14,465,331)
		Net Unrealized Appreciation	$18,291,495

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	22.0%
Financials	19.9
Industrials	14.7
Information Technology	8.1
Consumer Staples	8.0
Materials	6.6
Health Care	6.4
Energy	6.1
Telecommunication Services	3.9
Utilities	0.6
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$9,147,822	$—	$9,147,822
Belgium	—	3,089,704	—	3,089,704
Brazil	11,858,940	—	—	11,858,940
Canada	10,014,981	—	—	10,014,981
China	5,914,519	10,592,101	—	16,506,620
Denmark	—	3,140,425	—	3,140,425
France	—	11,094,659	—	11,094,659
Germany	—	10,636,005	—	10,636,005
Hong Kong	—	9,179,980	—	9,179,980
India	—	5,824,751	—	5,824,751
Indonesia	1,882,544	—	—	1,882,544
Ireland	2,203,130	—	—	2,203,130
Japan	2,935,309	21,940,491	—	24,875,800
Malaysia	1,511,859	1,046,982	—	2,558,841
Mexico	—	1,118,437	—	1,118,437
Netherlands	—	3,332,257	—	3,332,257
Norway	—	1,954,001	—	1,954,001
Oman	655,675	—	—	655,675
Russia	1,848,990	306,822	—	2,155,812
South Africa	—	1,157,110	—	1,157,110
South Korea	—	5,749,061	—	5,749,061
Spain	—	1,476,242	—	1,476,242
Sweden	—	2,824,594	—	2,824,594
Switzerland	—	23,845,477	—	23,845,477
Taiwan	—	3,004,860	—	3,004,860
Turkey	—	1,976,174	—	1,976,174
United Arab Emirates	—	2,121,596	—	2,121,596
United Kingdom	—	36,356,734	—	36,356,734
United States	11,664,905	—	85,482	11,750,387
Total Common Stock	50,490,852	170,916,285	85,482	221,492,619
Preferred Stock	—	—	19,397	19,397
Short-Term Investments	4,314,423	6,910,673	—	11,225,096
Total Investments, at fair value	$54,805,275	$177,826,958	$104,879	$232,737,112

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Brazil: 1.0%
217,670		Petroleo Brasileiro SA ADR	$3,950,711	0.7
111,130		Vale SA ADR	1,836,979	0.3
			5,787,690	1.0
		Canada: 1.5%
671,800		Talisman Energy, Inc.	8,213,571	1.5
		China: 0.7%
165,500		China Mobile Ltd.	1,755,358	0.3
25,000	L	China Telecom Corp., Ltd. ADR	1,271,000	0.2
559,729	L	Dongfang Electrical Machinery Co., Ltd.	930,747	0.2
			3,957,105	0.7
		France: 10.9%
167,500		Alstom	6,832,035	1.2
365,002		AXA S.A.	6,307,743	1.2
151,860		BNP Paribas	7,808,297	1.4
82,275		Cie Generale des Etablissements Michelin	6,893,078	1.3
699,560	@	Credit Agricole S.A.	5,774,693	1.1
290,480		France Telecom S.A.	2,943,395	0.5
105,230		Sanofi	10,731,952	2.0
165,330		Total S.A.	7,918,323	1.4
225,049		Vivendi	4,655,836	0.8
			59,865,352	10.9
		Germany: 5.5%
457,140		Deutsche Lufthansa AG	8,941,379	1.6
33,410		Merck KGaA	5,046,363	0.9
33,920		Muenchener Rueckversicherungs AG	6,357,551	1.1
31,590		SAP AG	2,540,704	0.5
69,520		Siemens AG	7,494,186	1.4
			30,380,183	5.5
		India: 0.6%
76,440		ICICI Bank Ltd. ADR	3,279,276	0.6
		Ireland: 0.8%
372,850	@	Elan Corp. PLC ADR	4,399,630	0.8
		Italy: 2.9%
259,567		ENI S.p.A.	5,811,306	1.0
2,995,557		Intesa Sanpaolo S.p.A.	4,413,677	0.8
1,398,491	@	UniCredit SpA	6,002,960	1.1
			16,227,943	2.9
		Japan: 3.6%
381,500		Konica Minolta Holdings, Inc.	2,797,637	0.5
1,283,000		Mazda Motor Corp.	3,773,892	0.7
28,900	L	Nintendo Co., Ltd.	3,124,018	0.5
342,600		Nissan Motor Co., Ltd.	3,323,368	0.6
136,700		Toyota Motor Corp.	7,049,042	1.3
			20,067,957	3.6
		Netherlands: 4.3%
85,693		Akzo Nobel NV	5,444,631	1.0
21,087		Fugro NV	1,168,848	0.2
152,379	L	Randstad Holdings NV	6,254,792	1.1
159,697		Royal Dutch Shell PLC - Class B	5,310,759	1.0
167,070		Koninklijke Philips Electronics NV	4,943,114	0.9
39,603	@	SBM Offshore NV	660,669	0.1
			23,782,813	4.3
		Portugal: 0.7%
239,210		Galp Energia SGPS SA	3,750,091	0.7
		Singapore: 2.8%
313,980		DBS Group Holdings Ltd.	4,063,787	0.8
570,980	@	Flextronics International Ltd.	3,859,825	0.7
2,532,000		Singapore Telecommunications Ltd.	7,341,252	1.3
			15,264,864	2.8
		South Korea: 3.3%
152,240		KB Financial Group, Inc.	5,085,764	0.9
4,315		POSCO	1,269,782	0.3
8,507		Samsung Electronics Co., Ltd.	11,595,300	2.1
			17,950,846	3.3
		Spain: 0.6%
233,371		Telefonica S.A.	3,161,851	0.6
		Sweden: 0.9%
414,521		Telefonaktiebolaget LM Ericsson	5,192,994	0.9
		Switzerland: 5.5%
285,770		Credit Suisse Group	7,515,957	1.4
50,040		Roche Holding AG - Genusschein	11,665,482	2.1
80,590		Swiss Re Ltd.	6,563,415	1.2
291,330		UBS AG - Reg	4,479,845	0.8
			30,224,699	5.5
		Taiwan: 0.4%
127,128		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,185,330	0.4
		Turkey: 0.7%
221,600	@	Turkcell Iletisim Hizmet AS ADR	3,687,424	0.7
		United Kingdom: 12.8%
1,104,186		Aviva PLC	5,005,234	0.9
530,620		BAE Systems PLC	3,185,940	0.6
872,670		BP PLC	6,136,648	1.1
147,170		Carillion PLC	609,836	0.1
374,121		CRH PLC	8,279,512	1.5
338,530		GlaxoSmithKline PLC	7,927,406	1.4
557,910		HSBC Holdings PLC	5,991,823	1.1
2,490,740	@	International Consolidated Airlines Group SA	9,616,657	1.8
1,458,820		Kingfisher PLC	6,394,527	1.2
1,036,920		Tesco PLC	6,027,780	1.1

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
3,918,007		Vodafone Group PLC	$11,118,108	2.0
			70,293,471	12.8
		United States: 38.2%
61,480	@	American International Group, Inc.	2,386,653	0.4
43,050		American Express Co.	2,904,153	0.5
104,570		Amgen, Inc.	10,719,471	2.0
180,240		Baker Hughes, Inc.	8,364,938	1.5
514,160	@	Brocade Communications Systems, Inc.	2,966,703	0.6
206,340		Chesapeake Energy Corp.	4,211,399	0.8
56,130		Chevron Corp.	6,669,367	1.2
443,070		Cisco Systems, Inc.	9,264,594	1.7
201,720		Citigroup, Inc.	8,924,093	1.6
134,800		Comcast Corp. – Class A	5,662,948	1.0
95,865		CVS Caremark Corp.	5,271,616	1.0
271,660		Dell, Inc.	3,892,888	0.7
57,410		FedEx Corp.	5,637,662	1.0
38,800	@	Forest Laboratories, Inc.	1,475,952	0.3
187,350		Halliburton Co.	7,570,813	1.4
294,440		Hewlett-Packard Co.	7,019,450	1.3
120,000		JPMorgan Chase & Co.	5,695,200	1.0
144,030		Medtronic, Inc.	6,763,649	1.2
178,530		Merck & Co., Inc.	7,896,382	1.4
381,910		Microsoft Corp.	10,926,445	2.0
284,070		Morgan Stanley	6,243,859	1.1
195,600	@, L	Navistar International Corp.	6,761,892	1.2
169,560		News Corp. - Class A	5,174,971	1.0
134,080		Noble Corp.	5,115,152	0.9
124,310		Oracle Corp.	4,020,185	0.7
447,210		Pfizer, Inc.	12,906,481	2.4
33,560		Quest Diagnostics	1,894,462	0.4
1,267,317	@	Sprint Nextel Corp.	7,870,038	1.4
90,880		SunTrust Bank	2,618,253	0.5
62,540		Target Corp.	4,280,863	0.8
80,290	@	TE Connectivity Ltd.	3,366,560	0.6
41,552		Time Warner Cable, Inc.	3,991,485	0.7
127,003		Time Warner, Inc.	7,317,913	1.3
76,450		United Parcel Service, Inc. - Class B	6,567,055	1.2
55,270		Viacom - Class B	3,402,974	0.6
75,230		Walt Disney Co.	4,273,064	0.8
			210,029,583	38.2
		Total Common Stock
		(Cost $511,010,632)	537,702,673	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Securities Lending Collateral(cc)(1): 1.4%
382,074		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $382,081, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $389,716, due 05/31/14)	$382,074	0.1
1,814,977		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,815,017, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,851,277, due 03/31/13-03/15/53)	1,814,977	0.4
1,814,977		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,815,017, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $1,851,277, due 09/01/22-04/01/43)	1,814,977	0.3
1,814,977		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,815,017, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,851,277, due 04/25/13-01/01/47)	1,814,977	0.3

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS (continued)
1,814,977		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,815,021, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,851,277, due 07/01/27-04/01/43)	$1,814,977	0.3
			7,641,982	1.4
		Total Short-Term Investments
		(Cost $7,641,982)	7,641,982	1.4
		Total Investments in Securities (Cost $518,652,614)	$545,344,655	99.1
		Assets in Excess of Other Liabilities	4,966,529	0.9
		Net Assets	$550,311,184	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $518,771,478.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$95,072,290
		Gross Unrealized Depreciation	(68,499,113)
		Net Unrealized Appreciation	$26,573,177

Sector Diversification	Percentage of Net Assets
Financials	19.5%
Health Care	14.9
Energy	13.5
Information Technology	13.2
Industrials	12.3
Consumer Discretionary	11.3
Telecommunication Services	7.8
Materials	3.1
Consumer Staples	2.1
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$5,787,690	$—	$—	$5,787,690
Canada	8,213,571	—	—	8,213,571
China	1,271,000	2,686,105	—	3,957,105
France	—	59,865,352	—	59,865,352
Germany	—	30,380,183	—	30,380,183
India	3,279,276	—	—	3,279,276
Ireland	4,399,630	—	—	4,399,630
Italy	—	16,227,943	—	16,227,943
Japan	—	20,067,957	—	20,067,957
Netherlands	—	23,782,813	—	23,782,813
Portugal	—	3,750,091	—	3,750,091
Singapore	3,859,825	11,405,039	—	15,264,864
South Korea	—	17,950,846	—	17,950,846
Spain	—	3,161,851	—	3,161,851
Sweden	—	5,192,994	—	5,192,994
Switzerland	—	30,224,699	—	30,224,699
Taiwan	2,185,330	—	—	2,185,330
Turkey	3,687,424	—	—	3,687,424
United Kingdom	—	70,293,471	—	70,293,471
United States	210,029,583	—	—	210,029,583
Total Common Stock	242,713,329	294,989,344	—	537,702,673
Short-Term Investments	—	7,641,982	—	7,641,982
Total Investments, at fair value	$242,713,329	$302,631,326	$—	$545,344,655

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 11.7%
27,088		Abercrombie & Fitch Co.	$1,251,466	0.0
79,145		ADT Corp.	3,873,356	0.1
124,287	@	Amazon.com, Inc.	33,121,243	0.7
34,060	@	Apollo Group, Inc. - Class A	592,303	0.0
13,266	@	Autonation, Inc.	580,387	0.0
12,418	@	Autozone, Inc.	4,927,090	0.1
78,031	@	Bed Bath & Beyond, Inc.	5,026,757	0.1
90,932		Best Buy Co., Inc.	2,014,144	0.0
39,846	@	BorgWarner, Inc.	3,081,690	0.1
73,464		Cablevision Systems Corp.	1,099,021	0.0
77,900	@	Carmax, Inc.	3,248,430	0.1
151,795		Carnival Corp.	5,206,568	0.1
199,985		CBS Corp. - Class B	9,337,300	0.2
10,723	@	Chipotle Mexican Grill, Inc.	3,494,304	0.1
96,583		Coach, Inc.	4,828,184	0.1
902,138		Comcast Corp. – Class A	37,898,817	0.8
43,785		Darden Restaurants, Inc.	2,262,809	0.0
100,544		Delphi Automotive PLC	4,464,154	0.1
195,119	@	DIRECTV	11,045,687	0.2
83,825		Discovery Communications, Inc. - Class A	6,600,380	0.1
103,320	@	Dollar General Corp.	5,225,926	0.1
77,353	@	Dollar Tree, Inc.	3,746,206	0.1
95,068		D.R. Horton, Inc.	2,310,152	0.1
31,683		Expedia, Inc.	1,901,297	0.0
32,610		Family Dollar Stores, Inc.	1,925,621	0.0
1,340,564		Ford Motor Co.	17,628,417	0.4
18,391	@	Fossil, Inc.	1,776,571	0.0
41,256	L	GameStop Corp.	1,153,930	0.0
78,232		Gannett Co., Inc.	1,710,934	0.0
101,196		Gap, Inc.	3,582,338	0.1
37,172	@, L	Garmin Ltd.	1,228,163	0.0
52,815		Genuine Parts Co.	4,119,570	0.1
83,399	@	Goodyear Tire & Rubber Co.	1,051,661	0.0
92,363		H&R Block, Inc.	2,717,319	0.1
77,030		Harley-Davidson, Inc.	4,105,699	0.1
23,094		Harman International Industries, Inc.	1,030,685	0.0
39,369	L	Hasbro, Inc.	1,729,874	0.0
511,029		Home Depot, Inc.	35,659,604	0.7
90,595		International Game Technology	1,494,818	0.0
141,468		Interpublic Group of Cos., Inc.	1,843,328	0.0
48,518	L	JC Penney Co., Inc.	733,107	0.0
232,801		Johnson Controls, Inc.	8,164,331	0.2
72,043		Kohl’s Corp.	3,323,344	0.1
81,487		L Brands, Inc.	3,639,209	0.1
48,099		Leggett & Platt, Inc.	1,624,784	0.0
55,889	L	Lennar Corp.	2,318,276	0.1
379,381		Lowe’s Cos., Inc.	14,386,128	0.3
134,573		Macy’s, Inc.	5,630,534	0.1
83,793		Marriott International, Inc.	3,538,578	0.1
116,821		Mattel, Inc.	5,115,592	0.1
342,739		McDonald’s Corp.	34,167,651	0.7
95,974		McGraw-Hill Cos., Inc.	4,998,326	0.1
18,911	@	NetFlix, Inc.	3,581,933	0.1
97,914		Newell Rubbermaid, Inc.	2,555,555	0.1
683,474		News Corp. - Class A	20,859,626	0.4
248,494		Nike, Inc.	14,663,631	0.3
51,773		Nordstrom, Inc.	2,859,423	0.1
89,941		Omnicom Group, Inc.	5,297,525	0.1
38,043	@	O’Reilly Automotive, Inc.	3,901,310	0.1
36,591		Petsmart, Inc.	2,272,301	0.1
17,046	@	Priceline.com, Inc.	11,726,455	0.2
115,740	@	Pulte Homes, Inc.	2,342,578	0.1
26,593		PVH Corp.	2,840,398	0.1
20,868		Ralph Lauren Corp.	3,533,161	0.1
75,710		Ross Stores, Inc.	4,589,540	0.1
29,591		Scripps Networks Interactive - Class A	1,903,885	0.0
229,425		Staples, Inc.	3,081,178	0.1
256,100		Starbucks Corp.	14,587,456	0.3
66,721		Starwood Hotels & Resorts Worldwide, Inc.	4,252,129	0.1
222,432		Target Corp.	15,225,470	0.3
40,571		Tiffany & Co.	2,821,307	0.1
101,003		Time Warner Cable, Inc.	9,702,348	0.2
319,497		Time Warner, Inc.	18,409,417	0.4
248,276		TJX Cos., Inc.	11,606,903	0.2
37,316	@	TripAdvisor, Inc.	1,959,836	0.0
37,257	@	Urban Outfitters, Inc.	1,443,336	0.0
30,003		VF Corp.	5,033,003	0.1
155,640		Viacom - Class B	9,582,755	0.2
617,070		Walt Disney Co.	35,049,576	0.7
1,533		Washington Post	685,251	0.0
26,506		Whirlpool Corp.	3,139,901	0.1
46,700		Wyndham Worldwide Corp.	3,011,216	0.1
27,053		Wynn Resorts Ltd.	3,385,953	0.1
153,820		Yum! Brands, Inc.	11,065,811	0.2
			564,506,230	11.7
		Consumer Staples: 10.8%
686,938		Altria Group, Inc.	23,623,798	0.5
224,210		Archer-Daniels-Midland Co.	7,562,603	0.1
147,131		Avon Products, Inc.	3,050,026	0.1
54,171		Beam, Inc.	3,442,025	0.1
51,600		Brown-Forman Corp.	3,684,240	0.1
61,015		Campbell Soup Co.	2,767,640	0.1
44,419		Clorox Co.	3,932,414	0.1
1,309,984		Coca-Cola Co.	52,975,753	1.1
89,691		Coca-Cola Enterprises, Inc.	3,311,392	0.1
150,261		Colgate-Palmolive Co.	17,735,306	0.4
141,450		ConAgra Foods, Inc.	5,065,325	0.1
51,560	@	Constellation Brands, Inc.	2,456,318	0.0
148,894		Costco Wholesale Corp.	15,799,142	0.3
420,803		CVS Caremark Corp.	23,139,957	0.5
63,063	@	Dean Foods Co.	1,143,332	0.0
69,599		Dr Pepper Snapple Group, Inc.	3,267,673	0.1
81,730		Estee Lauder Cos., Inc.	5,233,172	0.1
220,997		General Mills, Inc.	10,897,362	0.2
50,913		Hershey Co.	4,456,415	0.1
109,169		HJ Heinz Co.	7,889,644	0.2
45,644		Hormel Foods Corp.	1,886,010	0.0
36,927		JM Smucker Co.	3,661,681	0.1
85,346		Kellogg Co.	5,498,843	0.1
132,484		Kimberly-Clark Corp.	12,980,782	0.3

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
201,686		Kraft Foods Group, Inc.	$10,392,880	0.2
177,193		Kroger Co.	5,872,176	0.1
129,660		Lorillard, Inc.	5,231,781	0.1
45,115		McCormick & Co., Inc.	3,318,208	0.1
69,120		Mead Johnson Nutrition Co.	5,353,344	0.1
53,058		Molson Coors Brewing Co.	2,596,128	0.0
607,792		Mondelez International, Inc.	18,604,513	0.4
49,226	@	Monster Beverage Corp.	2,350,049	0.0
527,300		PepsiCo, Inc.	41,714,703	0.9
563,189		Philip Morris International, Inc.	52,213,252	1.1
933,636		Procter & Gamble Co.	71,945,990	1.5
110,371		Reynolds American, Inc.	4,910,406	0.1
81,573		Safeway, Inc.	2,149,449	0.0
200,119		Sysco Corp.	7,038,185	0.1
97,715		Tyson Foods, Inc.	2,425,286	0.0
293,951		Walgreen Co.	14,015,584	0.3
571,676		Wal-Mart Stores, Inc.	42,778,515	0.9
58,741		Whole Foods Market, Inc.	5,095,782	0.1
			523,467,084	10.8
		Energy: 10.8%
171,086		Anadarko Petroleum Corp.	14,961,471	0.3
133,898		Apache Corp.	10,331,570	0.2
151,004		Baker Hughes, Inc.	7,008,096	0.1
71,440		Cabot Oil & Gas Corp.	4,830,058	0.1
84,713	@	Cameron International Corp.	5,523,288	0.1
176,501		Chesapeake Energy Corp.	3,602,385	0.1
663,984		Chevron Corp.	78,894,579	1.6
417,317		ConocoPhillips	25,080,752	0.5
77,549		Consol Energy, Inc.	2,609,524	0.1
127,644	@	Denbury Resources, Inc.	2,380,561	0.1
128,232		Devon Energy Corp.	7,234,849	0.2
23,667	L	Diamond Offshore Drilling	1,646,277	0.0
79,083		Ensco PLC	4,744,980	0.1
92,879		EOG Resources, Inc.	11,895,014	0.2
50,936		EQT Corp.	3,450,914	0.1
1,531,349		ExxonMobil Corp.	137,989,858	2.9
80,936	@	FMC Technologies, Inc.	4,402,109	0.1
318,480		Halliburton Co.	12,869,777	0.3
35,996		Helmerich & Payne, Inc.	2,184,957	0.0
101,164		Hess Corp.	7,244,354	0.2
215,300		Kinder Morgan, Inc./Delaware	8,327,804	0.2
241,884		Marathon Oil Corp.	8,156,328	0.2
113,279		Marathon Petroleum Corp.	10,149,798	0.2
61,909		Murphy Oil Corp.	3,945,461	0.1
98,862	@	Nabors Industries Ltd.	1,603,542	0.0
145,341		National Oilwell Varco, Inc.	10,282,876	0.2
46,038	@	Newfield Exploration Co.	1,032,172	0.0
86,039		Noble Corp.	3,282,388	0.1
61,376		Noble Energy, Inc.	7,098,748	0.1
275,829		Occidental Petroleum Corp.	21,616,719	0.5
91,373		Peabody Energy Corp.	1,932,539	0.0
213,057		Phillips 66	14,907,598	0.3
45,019		Pioneer Natural Resources Co.	5,593,611	0.1
60,641		QEP Resources, Inc.	1,930,809	0.0
55,368		Range Resources Corp.	4,487,023	0.1
42,283	@	Rowan Companies PLC	1,495,127	0.0
453,978		Schlumberger Ltd.	33,998,412	0.7
118,965	@	Southwestern Energy Co.	4,432,636	0.1
228,358		Spectra Energy Corp.	7,022,008	0.1
46,970		Tesoro Corp.	2,750,094	0.1
188,454		Valero Energy Corp.	8,572,772	0.2
232,938		Williams Companies, Inc.	8,725,857	0.2
67,815		WPX Energy, Inc.	1,086,396	0.0
			521,316,091	10.8
		Financials: 15.7%
115,689	@	ACE Ltd.	10,292,850	0.2
159,641		Aflac, Inc.	8,304,525	0.2
504,584	@	American International Group, Inc.	19,587,951	0.4
164,023		Allstate Corp.	8,048,609	0.2
328,471		American Express Co.	22,158,654	0.5
134,599		American Tower Corp.	10,353,355	0.2
70,071		Ameriprise Financial, Inc.	5,160,729	0.1
106,492	@	Aon PLC	6,549,258	0.1
49,552		Apartment Investment & Management Co.	1,519,264	0.0
27,011		Assurant, Inc.	1,215,765	0.0
38,942		AvalonBay Communities, Inc.	4,932,783	0.1
3,698,202		Bank of America Corp.	45,044,100	0.9
397,855		Bank of New York Mellon Corp.	11,135,961	0.2
238,194		BB&T Corp.	7,476,910	0.2
623,394	@	Berkshire Hathaway, Inc.	64,957,655	1.3
42,987		Blackrock, Inc.	11,042,501	0.2
51,828		Boston Properties, Inc.	5,237,738	0.1
199,004		Capital One Financial Corp.	10,935,270	0.2
102,715	@	CBRE Group, Inc.	2,593,554	0.1
373,334		Charles Schwab Corp.	6,604,278	0.1
89,180		Chubb Corp.	7,805,925	0.2
49,849		Cincinnati Financial Corp.	2,352,374	0.1
1,038,601		Citigroup, Inc.	45,947,708	1.0
104,423		CME Group, Inc.	6,410,528	0.1
64,803		Comerica, Inc.	2,329,668	0.0
169,319		Discover Financial Services	7,592,264	0.2
97,249	@	E*Trade Financial Corp.	1,041,537	0.0
109,537		Equity Residential	6,031,107	0.1
299,158		Fifth Third Bancorp.	4,879,267	0.1
84,138		First Horizon National Corp.	898,594	0.0
46,980		Franklin Resources, Inc.	7,085,054	0.1
167,445	@	Genworth Financial, Inc.	1,674,450	0.0
149,556		Goldman Sachs Group, Inc.	22,007,165	0.5
148,542		Hartford Financial Services Group, Inc.	3,832,384	0.1
154,958		HCP, Inc.	7,726,206	0.2
89,151		Health Care Real Estate Investment Trust, Inc.	6,054,244	0.1
246,743		Host Hotels & Resorts, Inc.	4,315,535	0.1
161,843		Hudson City Bancorp., Inc.	1,398,324	0.0
291,252		Huntington Bancshares, Inc.	2,152,352	0.0
24,758	@	IntercontinentalExchange, Inc.	4,037,287	0.1
151,175		Invesco Ltd.	4,378,028	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
1,308,169		JPMorgan Chase & Co.	$62,085,701	1.3
317,862		Keycorp	3,165,906	0.1
138,776		Kimco Realty Corp.	3,108,582	0.1
40,040		Legg Mason, Inc.	1,287,286	0.0
99,863		Leucadia National Corp.	2,739,242	0.1
93,630		Lincoln National Corp.	3,053,274	0.1
105,862		Loews Corp.	4,665,338	0.1
41,401		M&T Bank Corp.	4,270,927	0.1
187,426		Marsh & McLennan Cos., Inc.	7,116,565	0.1
373,773		Metlife, Inc.	14,210,849	0.3
66,022		Moody’s Corp.	3,520,293	0.1
470,513		Morgan Stanley	10,341,876	0.2
39,869		Nasdaq Stock Market, Inc.	1,287,769	0.0
74,293		Northern Trust Corp.	4,053,426	0.1
82,730		NYSE Euronext	3,196,687	0.1
118,351		People’s United Financial, Inc.	1,590,637	0.0
55,010		Plum Creek Timber Co., Inc.	2,871,522	0.1
180,053		PNC Financial Services Group, Inc.	11,973,525	0.2
93,956		Principal Financial Group, Inc.	3,197,323	0.1
189,417		Progressive Corp.	4,786,568	0.1
158,181		ProLogis, Inc.	6,324,076	0.1
158,930		Prudential Financial, Inc.	9,375,281	0.2
49,089		Public Storage, Inc.	7,477,236	0.2
481,060		Regions Financial Corp.	3,939,881	0.1
107,209		Simon Property Group, Inc.	16,999,059	0.4
154,945		SLM Corp.	3,173,274	0.1
156,155		State Street Corp.	9,227,199	0.2
183,446		SunTrust Bank	5,285,079	0.1
88,527		T. Rowe Price Group, Inc.	6,628,017	0.1
32,320		Torchmark Corp.	1,932,736	0.0
129,180		Travelers Cos., Inc.	10,875,664	0.2
93,667		UnumProvident Corp.	2,646,093	0.1
636,876		US Bancorp.	21,609,203	0.4
99,782		Ventas, Inc.	7,304,042	0.2
57,670		Vornado Realty Trust	4,823,519	0.1
1,675,400		Wells Fargo & Co.	61,973,046	1.3
186,373		Weyerhaeuser Co.	5,848,385	0.1
102,342		XL Group PLC	3,100,963	0.1
62,706		Zions Bancorp.	1,567,023	0.0
			755,734,783	15.7
		Health Care: 12.4%
538,141		Abbott Laboratories	19,007,140	0.4
540,248		AbbVie, Inc.	22,031,313	0.5
43,496	@	Actavis, Inc.	4,006,417	0.1
112,106		Aetna, Inc.	5,730,859	0.1
118,628		Agilent Technologies, Inc.	4,978,817	0.1
66,720	@	Alexion Pharmaceuticals, Inc.	6,147,581	0.1
104,701		Allergan, Inc.	11,687,773	0.2
78,670		AmerisourceBergen Corp.	4,047,572	0.1
255,802		Amgen, Inc.	26,222,263	0.5
187,037		Baxter International, Inc.	13,586,368	0.3
66,293		Becton Dickinson & Co.	6,338,274	0.1
80,550	@	Biogen Idec, Inc.	15,538,901	0.3
467,435	@	Boston Scientific Corp.	3,650,667	0.1
559,623		Bristol-Myers Squibb Co.	23,050,871	0.5
115,678		Cardinal Health, Inc.	4,814,518	0.1
75,552	@	CareFusion Corp.	2,643,565	0.1
143,121	@	Celgene Corp.	16,589,155	0.3
49,648	@	Cerner Corp.	4,704,148	0.1
97,332		Cigna Corp.	6,070,597	0.1
45,792		Coventry Health Care, Inc.	2,153,598	0.0
161,167		Covidien PLC	10,933,569	0.2
26,062		CR Bard, Inc.	2,626,528	0.1
28,539	@	DaVita, Inc.	3,384,440	0.1
48,320		Densply International, Inc.	2,049,734	0.0
39,292	@	Edwards Lifesciences Corp.	3,228,231	0.1
341,198		Eli Lilly & Co.	19,376,634	0.4
279,751	@	Express Scripts Holding Co.	16,127,645	0.3
79,699	@	Forest Laboratories, Inc.	3,031,750	0.1
520,331		Gilead Sciences, Inc.	25,459,796	0.5
56,250	@	Hospira, Inc.	1,846,688	0.0
53,868		Humana, Inc.	3,722,817	0.1
13,715	@	Intuitive Surgical, Inc.	6,736,671	0.1
955,397		Johnson & Johnson	77,893,517	1.6
32,207	@	Laboratory Corp. of America Holdings	2,905,071	0.1
58,578	@	Life Technologies Corp.	3,785,896	0.1
79,598		McKesson Corp.	8,593,400	0.2
345,667		Medtronic, Inc.	16,232,522	0.3
1,032,999		Merck & Co., Inc.	45,689,546	1.0
135,194	@	Mylan Laboratories	3,912,514	0.1
28,479		Patterson Cos., Inc.	1,083,341	0.0
39,078		PerkinElmer, Inc.	1,314,584	0.0
30,045		Perrigo Co.	3,567,243	0.1
2,457,110		Pfizer, Inc.	70,912,195	1.5
54,121		Quest Diagnostics	3,055,130	0.1
96,304		St. Jude Medical, Inc.	3,894,534	0.1
98,375		Stryker Corp.	6,417,985	0.1
36,250	@	Tenet Healthcare Corp.	1,724,775	0.0
122,636		Thermo Fisher Scientific, Inc.	9,380,428	0.2
350,304		UnitedHealth Group, Inc.	20,040,892	0.4
37,247	@	Varian Medical Systems, Inc.	2,681,784	0.1
29,604	@	Waters Corp.	2,780,112	0.1
103,380		WellPoint, Inc.	6,846,857	0.1
57,883		Zimmer Holdings, Inc.	4,353,959	0.1
			598,591,185	12.4
		Industrials: 9.9%
216,724		3M Co.	23,039,928	0.5
33,907		Avery Dennison Corp.	1,460,375	0.0
232,602		Boeing Co.	19,968,882	0.4
223,886		Caterpillar, Inc.	19,471,365	0.4
54,879		CH Robinson Worldwide, Inc.	3,263,105	0.1
36,145		Cintas Corp.	1,595,079	0.0
348,893		CSX Corp.	8,593,235	0.2
60,179		Cummins, Inc.	6,969,330	0.1
198,095		Danaher Corp.	12,311,604	0.3
133,344		Deere & Co.	11,464,917	0.2
59,703		Dover Corp.	4,351,155	0.1
13,971	L	Dun & Bradstreet Corp.	1,168,674	0.0
161,015	@	Eaton Corp. PLC	9,862,169	0.2
246,535		Emerson Electric Co.	13,773,911	0.3
40,718		Equifax, Inc.	2,344,950	0.0
71,149		Expeditors International Washington, Inc.	2,540,731	0.1
91,804		Fastenal Co.	4,714,135	0.1
99,955		FedEx Corp.	9,815,581	0.2
16,448		Flowserve Corp.	2,758,494	0.1
55,543		Fluor Corp.	3,684,167	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
112,992		General Dynamics Corp.	$7,967,066	0.2
3,553,968		General Electric Co.	82,167,740	1.7
267,887		Honeywell International, Inc.	20,185,285	0.4
141,951		Illinois Tool Works, Inc.	8,650,494	0.2
94,198		Ingersoll-Rand PLC - Class A	5,181,832	0.1
56,791		Iron Mountain, Inc.	2,062,081	0.0
44,285	@	Jacobs Engineering Group, Inc.	2,490,588	0.1
36,047		Joy Global, Inc.	2,145,517	0.0
30,726		L-3 Communications Holdings, Inc.	2,486,348	0.0
91,438		Lockheed Martin Corp.	8,825,596	0.2
121,576		Masco Corp.	2,461,914	0.0
107,598		Norfolk Southern Corp.	8,293,654	0.2
81,047		Northrop Grumman Corp.	5,685,447	0.1
120,190		Paccar, Inc.	6,076,806	0.1
37,822		Pall Corp.	2,585,890	0.1
50,789		Parker Hannifin Corp.	4,651,257	0.1
70,455	L	Pentair Ltd.	3,716,501	0.1
68,347	L	Pitney Bowes, Inc.	1,015,636	0.0
50,056		Precision Castparts Corp.	9,491,619	0.2
72,571	@	Quanta Services, Inc.	2,074,079	0.0
111,202		Raytheon Co.	6,537,566	0.1
101,815		Republic Services, Inc.	3,359,895	0.1
47,915		Robert Half International, Inc.	1,798,250	0.0
47,428		Rockwell Automation, Inc.	4,095,408	0.1
46,678		Rockwell Collins, Inc.	2,946,315	0.1
33,498		Roper Industries, Inc.	4,264,630	0.1
17,402		Ryder System, Inc.	1,039,770	0.0
19,825		Snap-On, Inc.	1,639,528	0.0
251,247		Southwest Airlines Co.	3,386,810	0.1
54,558		Stanley Black & Decker, Inc.	4,417,561	0.1
29,242	@	Stericycle, Inc.	3,104,916	0.1
92,810		Textron, Inc.	2,766,666	0.1
158,555		Tyco International Ltd.	5,073,760	0.1
160,148		Union Pacific Corp.	22,806,677	0.5
244,406		United Parcel Service, Inc. - Class B	20,994,475	0.4
288,230		United Technologies Corp.	26,929,329	0.6
148,460		Waste Management, Inc.	5,821,117	0.1
20,348		WW Grainger, Inc.	4,577,893	0.1
63,254		Xylem, Inc.	1,743,280	0.0
			478,670,983	9.9
		Information Technology: 17.8%
220,224		Accenture PLC	16,730,417	0.3
170,479	@	Adobe Systems, Inc.	7,417,541	0.2
206,027	@, L	Advanced Micro Devices, Inc.	525,369	0.0
60,420	@	Akamai Technologies, Inc.	2,132,222	0.0
109,140		Altera Corp.	3,871,196	0.1
54,589		Amphenol Corp.	4,075,069	0.1
104,581		Analog Devices, Inc.	4,861,971	0.1
320,956		Apple, Inc.	142,064,754	2.9
407,746		Applied Materials, Inc.	5,496,416	0.1
76,500	@	Autodesk, Inc.	3,154,860	0.1
165,281		Automatic Data Processing, Inc.	10,746,571	0.2
44,756	@	BMC Software, Inc.	2,073,546	0.0
178,918		Broadcom Corp.	6,203,087	0.1
114,147		CA, Inc.	2,873,080	0.1
1,822,386		Cisco Systems, Inc.	38,106,091	0.8
63,568	@	Citrix Systems, Inc.	4,587,067	0.1
103,145	@	Cognizant Technology Solutions Corp.	7,901,939	0.2
52,896		Computer Sciences Corp.	2,604,070	0.1
503,134		Corning, Inc.	6,706,776	0.1
496,824		Dell, Inc.	7,119,488	0.1
398,815	@	eBay, Inc.	21,623,749	0.4
103,884	@	Electronic Arts, Inc.	1,838,747	0.0
719,262	@	EMC Corp.	17,183,169	0.4
26,913	@	F5 Networks, Inc.	2,397,410	0.0
100,211		Fidelity National Information Services, Inc.	3,970,360	0.1
20,444	@, L	First Solar, Inc.	551,170	0.0
45,442	@	Fiserv, Inc.	3,991,171	0.1
51,077		Flir Systems, Inc.	1,328,513	0.0
91,266		Google, Inc. - Class A	72,467,942	1.5
38,663		Harris Corp.	1,791,643	0.0
669,383		Hewlett-Packard Co.	15,958,091	0.3
358,067		International Business Machines Corp.	76,375,691	1.6
1,690,466		Intel Corp.	36,936,682	0.8
94,745		Intuit, Inc.	6,220,009	0.1
63,685		Jabil Circuit, Inc.	1,176,899	0.0
79,649	@	JDS Uniphase Corp.	1,064,907	0.0
175,529	@	Juniper Networks, Inc.	3,254,308	0.1
56,691		KLA-Tencor Corp.	2,989,883	0.1
55,272	@	Lam Research Corp.	2,291,577	0.0
78,779		Linear Technology Corp.	3,022,750	0.1
188,409	@	LSI Logic Corp.	1,277,413	0.0
36,087		Mastercard, Inc.	19,527,758	0.4
66,254		Microchip Technology, Inc.	2,435,497	0.1
346,431	@	Micron Technology, Inc.	3,457,381	0.1
2,576,584		Microsoft Corp.	73,716,068	1.5
47,038		Molex, Inc.	1,377,273	0.0
94,327		Motorola Solutions, Inc.	6,039,758	0.1
121,979	@	NetApp, Inc.	4,166,803	0.1
212,732		Nvidia Corp.	2,727,224	0.1
1,262,125		Oracle Corp.	40,817,123	0.8
110,128		Paychex, Inc.	3,862,189	0.1
587,231		Qualcomm, Inc.	39,315,115	0.8
65,818	@	Red Hat, Inc.	3,327,758	0.1
96,605		SAIC, Inc.	1,308,998	0.0
46,050	@	Salesforce.com, Inc.	8,235,122	0.2
82,318	@	Sandisk Corp.	4,527,490	0.1
109,162	@	Seagate Technology	3,990,963	0.1
236,240	@	Symantec Corp.	5,830,403	0.1
143,866	@	TE Connectivity Ltd.	6,032,301	0.1
56,668		Teradata Corp.	3,315,645	0.1
63,955	@	Teradyne, Inc.	1,037,350	0.0
377,599		Texas Instruments, Inc.	13,397,213	0.3
54,704		Total System Services, Inc.	1,355,565	0.0
52,858	@	VeriSign, Inc.	2,499,126	0.1
176,261		Visa, Inc.	29,936,168	0.6
74,642		Western Digital Corp.	3,753,000	0.1
194,396		Western Union Co.	2,923,716	0.1
418,289		Xerox Corp.	3,597,285	0.1
88,832		Xilinx, Inc.	3,390,717	0.1
331,237	@	Yahoo!, Inc.	7,794,007	0.2
			860,658,630	17.8
		Materials: 3.4%
70,963		Air Products & Chemicals, Inc.	6,182,297	0.1
23,353		Airgas, Inc.	2,315,683	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
363,331		Alcoa, Inc.	$3,095,580	0.1
36,536		Allegheny Technologies, Inc.	1,158,557	0.0
51,076		Ball Corp.	2,430,196	0.1
35,166		Bemis Co., Inc.	1,419,300	0.0
21,405		CF Industries Holdings, Inc.	4,074,870	0.1
51,578	L	Cliffs Natural Resources, Inc.	980,498	0.0
411,633		Dow Chemical Co.	13,106,395	0.3
52,215		Eastman Chemical Co.	3,648,262	0.1
90,730		Ecolab, Inc.	7,274,731	0.2
319,326		EI Du Pont de Nemours & Co.	15,698,066	0.3
46,776		FMC Corp.	2,667,635	0.1
323,198		Freeport-McMoRan Copper & Gold, Inc.	10,697,854	0.2
27,770		International Flavors & Fragrances, Inc.	2,129,126	0.0
150,799		International Paper Co.	7,024,217	0.1
129,243		LyondellBasell Industries NV Class A	8,179,789	0.2
59,512		MeadWestvaco Corp.	2,160,286	0.0
183,133		Monsanto Co.	19,344,339	0.4
94,195		Mosaic Co.	5,614,964	0.1
169,012		Newmont Mining Corp.	7,079,913	0.2
108,141		Nucor Corp.	4,990,707	0.1
56,015	@	Owens-Illinois, Inc.	1,492,800	0.0
48,634		PPG Industries, Inc.	6,514,038	0.1
101,157		Praxair, Inc.	11,283,052	0.2
66,223		Sealed Air Corp.	1,596,636	0.0
29,136		Sherwin-Williams Co.	4,920,779	0.1
40,966		Sigma-Aldrich Corp.	3,182,239	0.1
49,121	L	United States Steel Corp.	957,859	0.0
44,122		Vulcan Materials Co.	2,281,107	0.1
			163,501,775	3.4
		Telecommunication Services: 2.9%
1,876,947		AT&T, Inc.	68,865,185	1.4
212,532		CenturyTel, Inc.	7,466,249	0.2
99,807	@	Crown Castle International Corp.	6,950,559	0.2
339,923	L	Frontier Communications Corp.	1,352,894	0.0
107,845	@	MetroPCS Communications, Inc.	1,175,511	0.0
1,022,926	@	Sprint Nextel Corp.	6,352,370	0.1
976,914		Verizon Communications, Inc.	48,015,323	1.0
200,229		Windstream Corp.	1,591,821	0.0
			141,769,912	2.9
		Utilities: 3.5%
210,225		AES Corp.	2,642,528	0.1
40,100		AGL Resources, Inc.	1,682,195	0.0
82,606		Ameren Corp.	2,892,862	0.1
165,204		American Electric Power Co., Inc.	8,033,871	0.2
145,524		CenterPoint Energy, Inc.	3,486,755	0.1
89,848		CMS Energy Corp.	2,510,353	0.1
99,710		Consolidated Edison, Inc.	6,085,301	0.1
196,974		Dominion Resources, Inc.	11,459,947	0.2
58,583		DTE Energy Co.	4,003,562	0.1
240,840		Duke Energy Corp.	17,482,576	0.4
110,923		Edison International	5,581,645	0.1
60,510		Entergy Corp.	3,826,652	0.1
290,842		Exelon Corp.	10,028,232	0.2
142,383		FirstEnergy Corp.	6,008,563	0.1
26,524		Integrys Energy Group, Inc.	1,542,636	0.0
144,872		NextEra Energy, Inc.	11,253,657	0.2
105,457		NiSource, Inc.	3,094,108	0.1
106,883		Northeast Utilities	4,645,135	0.1
109,723		NRG Energy, Inc.	2,906,562	0.1
69,661		Oneok, Inc.	3,320,740	0.1
149,920		Pacific Gas & Electric Co.	6,675,938	0.1
78,125		Pepco Holdings, Inc.	1,671,875	0.0
37,348		Pinnacle West Capital Corp.	2,162,076	0.0
198,043		PPL Corp.	6,200,726	0.1
172,241		Public Service Enterprise Group, Inc.	5,914,756	0.1
44,870		SCANA Corp.	2,295,549	0.1
77,333		Sempra Energy	6,182,000	0.1
297,591		Southern Co.	13,962,970	0.3
69,313		TECO Energy, Inc.	1,235,158	0.0
78,328		Wisconsin Energy Corp.	3,359,488	0.1
166,011		Xcel Energy, Inc.	4,930,527	0.1
			167,078,943	3.5
		Total Common Stock
		(Cost $3,494,720,383)	4,775,295,616	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral(cc)(1): 0.3%
3,495,906		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,495,983, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $3,565,825, due 03/31/13-03/15/53)	$3,495,906	0.1
2,397,351		Daiwa Capital Markets, Repurchase Agreement dated 03/28/13, 0.33%, due 04/01/13 (Repurchase Amount $2,397,438, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $2,445,298, due 06/01/17-03/01/48)	2,397,351	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
1,834,486		Deutsche Bank AG, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $1,834,536, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,871,177, due 02/25/14-02/01/43)	$1,834,486	0.0
3,495,906		Mizuho Securities USA Inc., Repurchase Agreement dated 03/28/13, 0.28%, due 04/01/13 (Repurchase Amount $3,496,013, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-9.000%, Market Value plus accrued interest $3,565,826, due 02/15/14-04/15/54)	3,495,906	0.1
3,495,906		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $3,495,990, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $3,565,824, due 07/01/27-04/01/43)	3,495,906	0.1
			14,719,555	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.9%
42,885,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $42,885,000)	$42,885,000	0.9
		Total Short-Term Investments
		(Cost $57,604,555)	57,604,555	1.2
		Total Investments in Securities (Cost $3,552,324,938)	$4,832,900,171	100.1
		Liabilities in Excess of Other Assets	(7,121,105)	(0.1)
		Net Assets	$4,825,779,066	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $3,616,642,185.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,352,546,281
		Gross Unrealized Depreciation	(136,288,295)
		Net Unrealized Appreciation	$1,216,257,986

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$4,775,295,616	$—	$—	$4,775,295,616
Short-Term Investments	42,885,000	14,719,555	—	57,604,555
Total Investments, at fair value	$4,818,180,616	$14,719,555	$—	$4,832,900,171
Other Financial Instruments+
Futures	468,297	—	—	468,297
Total Assets	$4,818,648,913	$14,719,555	$—	$4,833,368,468

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING U.S. Stock Index Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	1,583	06/21/13	$123,687,705	$468,297
			$123,687,705	$468,297

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 22, 2013